UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PARTX

Putnam Absolute Return 100 Fund

Semiannual report
4|30|12

A world of investing.™

Putnam
INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
100 Fund

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. Additional risks are listed in the fund’s prospectus.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Absolute Return 100 Fund

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 100 Fund can add diversification to a portfolio for investors looking for an alternative to traditional funds that focus on short-term securities.

The fund's management team has over a decade of experience in absolute return investing.

D. William Kohli, Portfolio Manager and Co-Head of Fixed Income, leads the fund and is backed by a seasoned team.

- 5 portfolio managers averaging 23 years in the investment industry
- Research of over 70 specialists across global fixed-income sectors
- 12 years of experience managing absolute return strategies

Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio. **The fund is not intended to outperform stocks and bonds during strong market rallies.**

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Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund prospectus for complete details.

The 100 Fund has been less volatile than stocks and bonds.

The fund has pursued active strategies to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/12

Treasury bills 0.06%
Putnam Absolute Return 100 1.38%
Bonds 2.75%
Stocks 17.97%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio over a 3-year period.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

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Interview with your fund’s portfolio manager

Could you provide us with an update on financial markets for the semiannual period?

In the first half of the fund’s fiscal year, we saw greater confidence in markets as macroeconomic risks receded. This was especially evident from December through March. Three major concerns that had gripped markets in 2011 — a double-dip recession in the United States, sovereign debt risk in Europe, and a hard landing for China’s economy — seemed less menacing.

The U.S. economy expanded and created new jobs from the end of last summer through the end of the period. In addition, the European Central Bank’s Long-Term Refinancing Operation [LTRO], initiated in December and expanded in February, eased short-term funding fears afflicting the European banking system. The orderliness of Greece’s debt restructuring in February, and a resolution for related credit default swaps, helped to resolve great uncertainty in the bond market. In addition, China’s economy has so far avoided an abrupt slowdown of economic growth. These factors helped the performance of many sectors of the fixed-income markets in which the fund invests.

Volatility increased late in the period. Are we at risk of experiencing a repeat of 2010 and 2011?

The market retreat in April bears some similarities in timing and causes to events that we experienced in each of the past two

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on pages 15–16.

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years. Worries about unresolved problems in Europe’s sovereign debt market and a drop-off in U.S. economic data appear to be contributing to the volatility. Should markets turn more volatile, the fund’s absolute return mandate provides a number of tools that we can implement to reduce market risk.

What areas of the portfolio have exhibited the most strength?

For the semiannual period, the fund’s class A shares delivered an 0.85% return before sales charges. A major contribution to these results came from the performance of commercial mortgage-backed securities [CMBS]. In this area, we have favored AAA-CMBS and seasoned mezzanine CMBS. These issues are senior in the capital structure, which means they are well protected from weakness in commercial real estate according to our research. Demand for these securities has been more solid during the semiannual period, and our positions benefited.

Positions in corporate credit also added to returns. The impressive fundamental performance of U.S. corporations during the period was a source of strength for these holdings. Most of the portfolio securities in this sector are investment-grade bonds. We had seen lackluster performance in 2011 because fears of economic weakness translated into concern that credit quality would weaken. When the economic expansion showed resilience instead, it provided a more supportive environment for corporate securities.

Collateralized mortgage obligations [CMOs] also contributed positive results in the first half of the current fiscal year. Much of our strategy in this sector involves interest-only

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 4/30/12. Cash and net other assets represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

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[IO] securities, which tend to be sensitive to mortgage prepayment rates because they are the cash flows from the interest component of residential mortgage payments. They also typically perform well when low prepayment rates keep existing streams of interest payments steady. Mortgage refinancings interrupt this stream.

We have built and maintained the CMO IO strategy with the view that prepayments would remain below historical norms because two trends are discouraging refinancings — generally low loan-to-value ratios and stricter lending standards. Market trends have generally played out as we expected. To limit the risk in our strategy, we have also favored CMO IOs with relatively lower coupons. Mortgage-holders who already enjoy relatively low interest rates have less opportunity and likelihood to seek refinancings.

We also sought to reduce risk in this strategy by favoring bonds backed by mortgages securitized after the eligibility deadline of the federal government’s Home Affordable Refinance Program [HARP]. This program allows certain “underwater” borrowers who are current on their payments to refinance their loans at market rates.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/12. Short-term holdings, derivatives, and TBA commitments are excluded. Holdings will vary over time.

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Where have you seen disappointments?

Our term-structure strategy had subpar results. We prepared for the risk of rising interest rates, especially among longer-maturity securities, establishing a slight bias toward a steepening curve, which would be the consequence of long-term interest rates moving higher. We did not see either attractive return potential or prudent risk in pursuing returns from a further decline in interest rates because rates are already at historically low levels, and current accommodative monetary policy creates inflation risk.

We managed the portfolio’s overall duration — a measure of interest-rate sensitivity — with a number of derivatives. Options allow us to hedge duration and convexity, and set exposure to interest-rate risk. We also use Treasury futures contracts and interest-rate swaps for similar purposes. In addition, we can hedge interest-rate risk with interest-rate swaps and futures contracts.

For the overall period, this strategy detracted from the fund’s results. In both the early and later months of the period, long-term rates moved lower. In addition, fund results were also hurt because rates in the intermediate part of the curve fell more than short-term rates.

What are some of the prominent risks today, and what strategies have you put in place seeking to mitigate them?

There is increased fear in the markets today, because of the situation in Europe, and we have adjusted the portfolio to take a more defensive posture. Spain’s economy is in recession, which exacerbates the difficulty of dealing with its budget deficit and the

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings will vary over time.

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burden of debt coming due this year. Higher yields on sovereign bonds of both Spain and Italy signal markets once again doubt the ability of sovereign nations to bring debt to acceptable levels.

Many of the fund’s sector strategies remain in place, and we continue to maintain a large position in cash and short-term securities as a source of stability. We have also shifted to a moderately more defensive posture in response to the recent jump in market volatility. For example, our yield structure strategy has focused on opportunities in the front end of the curve, in high-quality securities with maturities between 30 days and 2 years. After relatively strong results in the first half of the fiscal year, we see somewhat less return potential in many of the strategies, and believe there is less opportunity cost in moderating our stances.

Bill, thanks for giving us this update today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Kevin F. Murphy; Michael V. Salm; Paul D. Scanlon, CFA; and Raman Srivastava, CFA.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional fixed income risks and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable to pay. Putnam monitors the counterparty risks we assume. Putnam also seeks to mitigate the level of ongoing counterparty credit risk by entering into collateral agreements with counterparties in which collateral is posted on a regular basis to cover the developing gain or loss of open swaps and forward contracts.

See pages 70–72 for more information on the types of derivatives used.

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IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	4.82%	3.78%	3.66%	3.66%	2.31%	2.31%	4.53%	3.71%	3.97%	5.67%
Annual average	1.41	1.11	1.08	1.08	0.68	0.68	1.33	1.09	1.17	1.66

3 years	4.17	3.15	3.24	3.24	1.89	1.89	3.89	3.07	3.43	4.92
Annual average	1.37	1.04	1.07	1.07	0.63	0.63	1.28	1.01	1.13	1.61

1 year	–1.76	–2.79	–1.94	–2.90	–2.42	–3.39	–1.81	–2.56	–1.99	–1.51

6 months	0.85	–0.13	0.78	–0.21	0.50	–0.50	0.81	0.02	0.73	0.90

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Effective April 5, 2010, the sales charges for class A and M shares were lowered from 3.25% and 2.00%, respectively. Investors who purchased class A or M shares prior to this date received a lower after-sales-charge return. Also effective April 5, 2010, the contingent deferred sales charge (CDSC) for class B shares was lowered. Investors who purchased class B shares prior to this date, would pay a CDSC of 3% for shares redeemed in the first year, declining over time to 1% for shares redeemed in the fourth year, and no CDSC thereafter. Effective April 5, 2010, class B share returns after the CDSC reflect the applicable CDSC, which is 1% in the first year, declining to 0.5% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

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Comparative index returns For periods ended 4/30/12

	BofA (Bank of America) Merrill Lynch	Barclays U.S. Aggregate
	U.S. Treasury Bill Index	Bond Index

Life of fund	0.67%	23.76%
Annual average	0.20	6.57

3 years	0.55	22.70
Annual average	0.18	7.06

1 year	0.08	7.54

6 months	0.02	2.44

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.154		$0.137	$0.069	$0.150		$0.122	$0.179

Capital gains	—		—	—	—		—	—

Total	$0.154		$0.137	$0.069	$0.150		$0.122	$0.179

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$10.15	$10.25	$10.11	$10.03	$10.13	$10.21	$10.09	$10.20

4/30/12	10.08	10.18	10.05	10.01	10.06	10.14	10.04	10.11

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	5.03%	3.99%	3.86%	3.86%	2.51%	2.51%	4.74%	3.91%	4.17%	5.88%
Annual average	1.51	1.20	1.16	1.16	0.76	0.76	1.43	1.18	1.26	1.76

3 years	4.80	3.76	3.75	3.75	2.50	2.50	4.62	3.79	4.05	5.54
Annual average	1.58	1.24	1.23	1.23	0.83	0.83	1.52	1.25	1.33	1.81

1 year	–1.19	–2.13	–1.36	–2.33	–1.94	–2.92	–1.23	–1.99	–1.41	–0.94

6 months	1.15	0.16	1.08	0.08	0.80	–0.20	1.11	0.32	1.03	1.30

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses for the fiscal year ended 10/31/11*	0.67%	0.87%	1.42%	0.72%	0.92%	0.42%

Total annual operating expenses for the fiscal year
ended 10/31/11	0.97%	1.17%	1.72%	1.02%	1.22%	0.72%

Annualized expense ratio for the six-month period
ended 4/30/12	0.65%	0.85%	1.40%	0.70%	0.90%	0.40%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 6/30/13.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$3.25	$4.24	$6.98	$3.49	$4.49	$2.00

Ending value (after expenses)	$1,008.50	$1,007.80	$1,005.00	$1,008.10	$1,007.30	$1,009.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$3.27	$4.27	$7.02	$3.52	$4.52	$2.01

Ending value (after expenses)	$1,021.63	$1,020.64	$1,017.90	$1,021.38	$1,020.39	$1,022.87

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 1% maximum during the first year to 0.5% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their

15

differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June  30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

17

The fund’s portfolio 4/30/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (23.8%)*	Principal amount	Value

American Home Mortgage Investment Trust
Ser. 07-1, Class GIOP, IO, 2.078s, 2047	$758,584	$92,452
FRB Ser. 07-1, Class GA1A, 0.399s, 2047	2,992,290	1,615,837

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.837s, 2049	212,046	214,127
Ser. 04-3, Class D, 5.791s, 2039	626,000	595,163
Ser. 07-2, Class A2, 5.634s, 2049 F	804,609	828,393
Ser. 06-5, Class A2, 5.317s, 2047	1,431,763	1,438,982
Ser. 06-6, Class A2, 5.309s, 2045	1,218,556	1,224,947
Ser. 04-4, Class D, 5.073s, 2042	479,000	452,655
Ser. 07-1, Class XW, IO, 0.466s, 2049	1,471,224	14,562

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	553,000	556,086
Ser. 04-4, Class XC, IO, 1.04s, 2042	1,445,067	18,909
Ser. 02-PB2, Class XC, IO, 0.731s, 2035	2,404,327	2,101

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.823s, 2046	3,448,894	142,267
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	10,266,996	440,454
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047	8,752,365	224,936
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046	8,996,195	230,303

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	1,507,626	39,198
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047	927,942	19,487
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046	2,024,125	37,446
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	1,080,659	15,129

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3,
Class AJ, 4.96s, 2043	700,000	655,648

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E,
7.64s, 2032	586,000	630,243

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	103,310	103,182
Ser. 05-LP5, Class B, 5.105s, 2043 F	1,114,000	1,047,428

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.967s, 2039	966,947	965,648

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037 F	1,147,000	1,158,472
FRB Ser. 04-C2, Class D, 5.575s, 2036	529,000	529,000
Ser. 02-CP5, Class E, 5.339s, 2035	753,000	755,415
Ser. 05-C6, Class AJ, 5.23s, 2040 F	1,438,000	1,420,239
Ser. 05-C5, Class AJ, 5.1s, 2038 F	1,285,000	1,304,016
Ser. 03-CPN1, Class E, 4.891s, 2035	462,000	458,281

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	636,468	685,002
FRB Ser. 03-CK2, Class G, 5.744s, 2036	857,000	854,139
Ser. 03-C3, Class AX, IO, 1.937s, 2038	18,407,300	201,744
Ser. 04-C4, Class AX, IO, 1.189s, 2039	1,520,669	23,353

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3,
6.04s, 2031	496,843	516,251

18

MORTGAGE-BACKED SECURITIES (23.8%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.539s, 2035	$49,527	$78,747
IFB Ser. 3835, Class SN, 15.524s, 2041	3,829,450	5,328,105
IFB Ser. 3859, Class SG, IO, 6.46s, 2039	639,541	93,514
IFB Ser. 3727, Class PS, IO, 6.46s, 2038	3,107,335	401,950
IFB Ser. 3835, Class SC, IO, 6.41s, 2038	3,884,447	714,466
IFB Ser. 3856, Class PS, IO, 6.36s, 2040	706,069	114,523
IFB Ser. 3708, Class SA, IO, 6.21s, 2040	6,451,400	945,259
IFB Ser. 3934, Class SA, IO, 6.16s, 2041	338,866	59,291
IFB Ser. 3852, Class TB, 5.76s, 2041	891,859	933,732
IFB Ser. 3752, Class PS, IO, 5.76s, 2040	5,569,365	950,746
Ser. 3632, Class CI, IO, 5s, 2038	102,195	8,302
Ser. 3626, Class DI, IO, 5s, 2037	66,900	3,141
Ser. 3736, Class QI, IO, 4s, 2034	314,035	14,917
Ser. 3751, Class MI, IO, 4s, 2034	254,170	12,815
Ser. T-8, Class A9, IO, 0.428s, 2028	210,944	1,714
Ser. T-59, Class 1AX, IO, 0.275s, 2043	482,907	4,225
Ser. T-48, Class A2, IO, 0.212s, 2033	691,065	4,319
FRB Ser. T-54, Class 2A, IO, zero %, 2043	278,974	44

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.645s, 2031	420,223	584,061
IFB Ser. 06-86, Class SY, 23.141s, 2036	278,693	395,743
IFB Ser. 05-75, Class GS, 19.534s, 2035	573,519	820,883
IFB Ser. 11-4, Class CS, 12.423s, 2040	868,549	1,007,517
IFB Ser. 11-67, Class BS, IO, 6.261s, 2041	3,314,025	531,901
IFB Ser. 404, Class S13, IO, 6.161s, 2040	133,050	18,496
Ser. 397, Class 2, IO, 5s, 2039	89,754	13,842
Ser. 398, Class C5, IO, 5s, 2039	229,334	21,993
Ser. 12-30, Class PI, IO, 4s, 2042	2,123,538	372,256
Ser. 406, Class 2, IO, 4s, 2041	290,362	44,106
Ser. 406, Class 1, IO, 4s, 2041	180,301	29,083
Ser. 03-W10, Class 1, IO, 1.431s, 2043	113,638	5,362
Ser. 98-W2, Class X, IO, 0.997s, 2028	1,316,969	61,733
Ser. 03-W1, Class 2A, IO, zero %, 2042	596,485	47
Ser. 98-W5, Class X, IO, zero %, 2028	379,913	15,553

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	468,000	469,404

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3,
5.481s, 2049	973,000	1,055,384

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038 F	894,000	885,143
Ser. 05-C2, Class XC, IO, 0.157s, 2043	9,107,940	67,217
Ser. 05-C3, Class XC, IO, 0.132s, 2045	70,615,629	296,444

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	710,000	689,771

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.504s, 2041	2,034,656	3,134,652
IFB Ser. 10-158, Class SD, 14.281s, 2040	377,000	528,603
IFB Ser. 11-70, Class WS, 9.221s, 2040	1,272,000	1,437,017
IFB Ser. 11-72, Class SE, 7.084s, 2041	2,689,000	2,755,214
IFB Ser. 11-56, Class MS, 6.831s, 2041	1,842,209	2,011,453

19

MORTGAGE-BACKED SECURITIES (23.8%)* cont.	Principal amount	Value

Government National Mortgage Association
IFB Ser. 11-56, Class SG, 6.831s, 2041	$1,033,698	$1,134,897
IFB Ser. 11-61, Class CS, IO, 6.44s, 2035	2,272,491	343,966
IFB Ser. 10-85, Class SD, IO, 6.41s, 2038	3,086,042	519,257
IFB Ser. 10-120, Class SB, IO, 5.96s, 2035	325,041	34,581
IFB Ser. 10-20, Class SC, IO, 5.91s, 2040	84,616	14,284
IFB Ser. 11-70, Class SN, IO, 5.66s, 2041	2,891,000	851,804
IFB Ser. 11-70, Class SH, IO, 5.65s, 2041	3,615,000	1,069,534
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	142,914	24,452
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	3,669,566	506,415
Ser. 11-70, PO, zero %, 2041	4,883,005	3,832,133
Ser. 10-151, Class KO, PO, zero %, 2037	692,479	629,761

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X,
IO, 1s, 2036	1,042,272	36,792

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042 F	727,000	730,310

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1,
Class G, 4.773s, 2035	626,000	610,832

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	236,575	242,896

GSMPS Mortgage Loan Trust 144A
Ser. 98-2, IO, 0.446s, 2027	57,124	4
Ser. 98-3, IO, 0.31s, 2027	69,481	1,295
Ser. 99-2, IO, zero %, 2027	102,778	1,337
Ser. 98-4, IO, zero %, 2026	80,289	2,625

JPMorgan Alternative Loan Trust FRB Ser. 07-A1, Class 1A3A,
0.389s, 2037	395,039	209,371

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.853s, 2041 F	803,000	767,170
FRB Ser. 02-C2, Class E, 5.518s, 2034	576,000	575,067
Ser. 02-C3, Class D, 5.314s, 2035	866,000	875,414
FRB Ser. 05-LDP1, Class C, 5.251s, 2046 F	740,000	734,089
Ser. 04-CB8, Class B, 4 1/2s, 2039	943,000	907,403

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037	496,000	497,052

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	3,106	3,105
Ser. 06-C7, Class A2, 5.3s, 2038	461,762	461,762
Ser. 05-C7, Class A2, 5.103s, 2030	8,923	8,923
Ser. 03-C5, Class F, 4.843s, 2037	380,000	359,290
Ser. 07-C2, Class XW, IO, 0.712s, 2040	1,337,890	21,746

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class J,
6.235s, 2035	913,000	913,548

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X,
PO, 0.8s, 2047	1,284,266	40,936

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.032s, 2050	1,229,000	1,276,517
FRB Ser. 07-C1, Class A2, 5.928s, 2050	290,904	291,171
Ser. 03-KEY1, Class C, 5.373s, 2035	463,000	463,199
Ser. 04-KEY2, Class D, 5.046s, 2039	416,000	362,960
Ser. 05-MCP1, Class XC, IO, 0.257s, 2043	55,391,410	570,587

20

MORTGAGE-BACKED SECURITIES (23.8%)* cont.	Principal amount	Value

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039	$61,479	$61,570
FRB Ser. 06-4, Class A2FL, 0.36s, 2049	579,847	574,048

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.249s, 2049 F	66,863,379	856,166

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.782s, 2049 F	223,528	227,758
Ser. 06-HQ9, Class A2, 5.618s, 2044	127,824	127,791
Ser. 07-IQ14, Class A2, 5.61s, 2049	736,970	756,219

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.237s, 2041 F	704,000	708,006

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	783,000	774,364

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5 7/8s, 2035	513,000	488,633

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.854s, 2043 F	574,000	593,882

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	258,000	269,778

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046	1,310,915	68,168
Ser. 06-Q07, Class X1, IO, 0.9s, 2046	1,015,910	32,509

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	627,000	647,067

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	2,075,860	78,675
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037	720,131	15,483
Ser. 06-AR8, Class X, IO, 0.4s, 2036	3,226,602	43,559

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3,
IO, 6.009s, 2045	294,000	47,040

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.656s, 2039 F	974,000	1,027,811

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043	62,642	62,642
Ser. 06-C28, Class A3, 5.679s, 2048	455,000	490,268
Ser. 07-C30, Class A3, 5.246s, 2043	307,810	312,066
Ser. 06-C29, IO, 0.55s, 2048	40,640,216	666,093

Wachovia Bank Commercial Mortgage Trust 144A Ser. 07-C31,
IO, 0.415s, 2047	92,832,132	797,776

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036 F	151,000	152,110

Total mortgage-backed securities (cost $72,155,130)		$76,240,150

CORPORATE BONDS AND NOTES (15.2%)*	Principal amount	Value

Basic materials (0.7%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$255,000	$261,199

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	355,000	400,102

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)	245,000	335,918

Sealed Air Corp. sr. notes 7 7/8s, 2017	265,000	286,776

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	180,000	206,347

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013	825,000	880,748

		2,371,090

21

CORPORATE BONDS AND NOTES (15.2%)* cont.	Principal amount	Value

Capital goods (0.4%)
Caterpillar Financial Services Corp. sr. unsec. notes FRN
0.774s, 2013	$650,000	$653,085

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	505,000	572,243

		1,225,328
Communication services (0.9%)
BellSouth Corp. sr. unsec. unsub notes 4 3/4s, 2012	300,000	306,676

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012	610,000	621,038

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2015	447,000	510,671

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015	605,000	656,425

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015	625,000	653,632

		2,748,442
Consumer cyclicals (0.8%)
Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	465,000	504,525

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	315,000	341,399

QVC, Inc. 144A sr. notes 7 1/8s, 2017	215,000	230,050

Toyota Motor Credit Corp. sr. unsec. unsub notes FRN
Ser. MTN, 0.667s, 2013	700,000	700,631

Turner Broadcasting System, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2013	360,000	389,545

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	310,000	333,937

		2,500,087
Consumer staples (1.6%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2014	565,000	627,552

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 3s, 2012 (Belgium)	600,000	606,727

Coca-Cola Co. (The) sr. unsec. unsub. notes FRN 0.553s, 2012	200,000	200,032

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	400,000	452,000

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013	730,000	743,437

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/4s, 2012	200,000	200,898

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	400,000	461,000

Yum! Brands, Inc. sr. unsec. unsub. notes 7.7s, 2012	1,700,000	1,720,203

		5,011,849
Energy (0.1%)
Motiva Enterprises, LLC 144A sr. unsec. unsub. notes 5.2s, 2012	250,000	253,414

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 4 1/2s, 2012 (Qatar)	250,000	253,125

		506,539
Financials (8.1%)
American Express Centurion Bank sr. unsec. unsub
notes 5.55s, 2012	800,000	817,969

American Honda Finance Corp. 144A sr. unsec. notes FRN
Ser. MTN, 0.897s, 2012	400,000	400,533

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec.
notes FRN 0.669s, 2012 (Australia)	300,000	300,083

Bank of America Corp. sr. unsec. unsub notes FRN 0.974s, 2012	700,000	699,555

Bank One Corp. unsec. sub. notes 5 1/4s, 2013	377,000	388,339

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.674s,
2017 (United Kingdom)	552,000	540,303

22

CORPORATE BONDS AND NOTES (15.2%)* cont.	Principal amount	Value

Financials cont.
BB&T Corp. sr. unsec. unsub. notes 3.85s, 2012	$311,000	$313,500

Boston Properties, Inc. sr. unsec. notes 6 1/4s, 2013 R	1,300,000	1,345,811

Camden Property Trust sr. unsec. unsub notes 5 7/8s, 2012 R	900,000	922,710

Citigroup, Inc. sr. unsec. notes FRN 2.51s, 2013	700,000	703,707

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	650,000	658,805

Countrywide Financial Corp. company guaranty sr. unsec.
unsub. notes FRN Ser. MTN, 0.906s, 2012	800,000	799,938

Erac USA Finance Co. 144A company guaranty notes 2 1/4s, 2014	390,000	394,143

Erac USA Finance Co. 144A company
guaranty sr. notes 2 3/4s, 2013	445,000	451,590

GATX Corp. notes 4 3/4s, 2012	180,000	182,603

General Electric Capital Corp. sr. unsec. unsub. notes FRN
Ser. MTNA, 1.393s, 2013	275,000	277,399

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012	194,000	195,162

Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038	235,000	246,750

ING Bank NV 144A bonds 2 1/2s, 2016	129,000	131,719

ING Bank NV 144A sr. unsec. notes FRN 1.524s, 2013 (Netherlands)	250,000	250,385

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	620,000	612,463

Jackson National Life Global Funding, Co. 144A
sr. notes Ser. GMTN, 6 1/8s, 2012	550,000	552,031

JPMorgan Chase Capital XX company guaranty jr. unsec.
sub. notes Ser. T, 6.55s, 2036	845,000	848,169

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 4 7/8s, 2016 (United Kingdom)	510,000	529,508

Mass Mutual Global Funding II 144A sr. sec.
unsub. notes 3 5/8s, 2012	650,000	653,686

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012	270,000	272,086

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	100,000	108,107

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013	100,000	104,042

MetLife Institutional Funding II 144A FRN 0.869s, 2012	200,000	200,072

Monumental Global Funding, Ltd. 144A
sr. unsub. notes 5 1/4s, 2014	550,000	582,166

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s,
2013 (Australia)	690,000	698,290

Nationwide Building Society 144A bank
guaranty sr. notes 5 1/2s, 2012 (United Kingdom)	600,000	605,820

New York Life Global Funding 144A notes 3s, 2015	930,000	980,412

ProLogis LP company guaranty sr. unsec. notes 5 1/2s, 2013	1,600,000	1,650,195

Prudential Covered Trust 2012-1 144A company
guaranty notes 2.997s, 2015	470,000	476,533

Royal Bank of Scotland PLC (The) company guaranty sr. unsec.
unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)	325,000	328,843

Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)	430,000	442,435

Scotland International Finance No2 BV 144A bank
guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)	45,000	45,030

23

CORPORATE BONDS AND NOTES (15.2%)* cont.	Principal amount	Value

Financials cont.
Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)	$200,000	$201,240

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015 R	700,000	773,553

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R	70,000	74,750

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)	685,000	691,329

SunTrust Bank/Atlanta GA sr. unsec. notes FRN 0.603s, 2012	1,650,000	1,650,015

Svenska Handelsbanken AB 144A sr. unsec. unsub notes FRN
1.474s, 2012 (Sweden)	500,000	500,310

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 2.95s, 2012	1,420,000	1,436,591

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)	200,000	208,926

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012
(Australia)	720,000	726,754

		25,974,360
Technology (0.5%)
Hewlett-Packard Co. sr. unsec. unsub notes 0.599s, 2012	300,000	299,906

Motorola Solutions, Inc. sr. unsec. unsub notes 5 3/8s, 2012	250,000	256,112

Seagate Technology International 144A company
guaranty sr. sec. notes 10s, 2014 (Cayman Islands)	466,000	525,415

Xerox Corp. sr. unsec. notes 5 1/2s, 2012	700,000	701,060

		1,782,493
Transportation (0.3%)
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	128,762	137,775

Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	125,893	132,817

Federal Express Corp. 2012 Pass Through Trust 144A
notes 2 5/8s, 2018	600,000	600,083

		870,675
Utilities and power (1.8%)
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	240,000	270,851

CenterPoint Energy Resources Corp. sr. unsec. unsub.
notes 7 7/8s, 2013	1,570,000	1,668,125

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.417s, 2013	130,000	129,350

KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	631,000	642,097

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012	490,000	496,738

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012	600,000	597,860

Pacific Gas & Electric Co. sr. unsec. unsub notes FRN
0.943s, 2012	1,000,000	1,002,693

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	654,000	871,829

		5,679,543

Total corporate bonds and notes (cost $47,965,960)		$48,670,406

24

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.4%)*		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association
Pass-Through Certificates
4s, TBA, May 1, 2042		$2,000,000	$2,163,125
3 1/2s, TBA, May 1, 2042		1,000,000	1,052,500

			3,215,625
U.S. Government Agency Mortgage Obligations (9.4%)
Federal National Mortgage Association
Pass-Through Certificates
3 1/2s, TBA, June 1, 2042		10,000,000	10,356,250
3 1/2s, TBA, May 1, 2042		19,000,000	19,730,313

			30,086,563

Total U.S. government and agency mortgage obligations (cost $32,984,102)			$33,302,188

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)*		Principal amount	Value

Wells Fargo & Co. 2 1/8s, FDIC guaranteed notes,
June 15, 2012		$392,000	$392,919

Total U.S. government agency obligations (cost $392,145)			$392,919

U.S. TREASURY OBLIGATIONS (—%)*		Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020		$56,000	$60,349

Total U.S. treasury obligations (cost $52,818)			$60,349

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)*	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	$51,678	$4,002

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	51,678	2,984

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	12,342,000	1,020,066

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	12,342,000	624,382

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	7,474,000	918,555

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	322,270

25

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	$4,185,000	$313,833

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	7,474,000	265,327

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	74,367

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	4,185,000	73,066

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	7,494,000	1,110,611

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	7,494,000	212,830

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
July 2026.	Jul-16/4.74	7,494,000	1,142,565

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA July 2026.	Jul-16/4.74	7,494,000	205,163

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	6,386,000	64,843

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	11,298,000	1,101,329

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	11,298,000	139,078

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	11,298,000	1,111,949

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	11,298,000	128,006

26

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	$10,630,000	$1,062,256

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	1,032,598

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	130,749

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	10,630,000	129,346

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	525,000	51,902

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	525,000	5,885

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	2,354,000	273,535

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	2,354,000	72,032

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	4,204,800	1,135,422

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	4,204,800	195,439

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	4,204,800	1,190,000

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	4,204,800	181,647

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	1,116,000	11,327

27

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	$1,116,000	$10,836

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	712,000	21,168

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	712,000	15,109

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3675% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	3,236,000	103,714

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	3,236,000	86,142

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.13375% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.13375	2,022,000	40,137

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,139,000	64,092

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,139,000	62,337

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	1,116,000	10,111

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	1,116,000	9,363

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	712,000	20,064

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	712,000	13,692

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.34375% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	3,236,000	98,601

28

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.2475% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	$3,236,000	$81,029

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.1125% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.1125	2,022,000	36,881

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	1,116,000	8,638

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3175% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	3,236,000	91,999

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.225% versus the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	3,236,000	75,010

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	712,000	18,683

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	712,000	12,090

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	2,903,000	61,921

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.085% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	2,022,000	32,514

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	712,000	17,401

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	712,000	10,566

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.064% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	2,022,000	28,470

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,139,000	48,954

29

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	$1,139,000	$47,713

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	2,903,000	55,157

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	7,803,000	65,935

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	712,000	15,728

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	712,000	8,729

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	10,135,800	592,640

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	10,135,800	29,191

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.042% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	2,022,000	23,799

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	2,903,000	47,987

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	4,905,963	567,473

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	4,905,963	1,226

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	4,088,302	529,435

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	4,088,302	469,623

30

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	$4,088,302	$940

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	4,088,302	450

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	1,635,321	210,417

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	1,635,321	164

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	4,088,302	537,775

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	1,020,000	18,523

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	4,088,302	327

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,658,044	1,010,249

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	7,658,044	536

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	4,069,003	518,432

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	4,069,003	326

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	1,451

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	1,451

31

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	$1,116,000	$1,451

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,116,000	1,451

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	1,116,000	1,451

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	712,000	13,905

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	712,000	6,586

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	4,943,000	65,989

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	4,943,000	65,989

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	4,943,000	68,263

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	3,009,000	31,474

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	2,903,000	39,626

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,116,000	636

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,116,000	636

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	1,116,000	636

32

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.4%)* cont.	strike price	amount	Value

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	$1,116,000	$636

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
June 2022.	Jun-12/1.683	1,116,000	636

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	712,000	11,947

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	712,000	4,365

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.03% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	3,009,000	21,725

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,139,000	25,707

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,139,000	25,571

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	2,903,000	29,698

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	712,000	9,256

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	712,000	1,495

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.005% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.005	3,009,000	7,616

Total purchased options outstanding (cost $20,880,198)			$20,579,308

FOREIGN GOVERNMENT BONDS AND NOTES (0.7%)*	Principal amount		Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		$1,340,000	$1,209,350

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		200,000	202,627

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		300,000	313,179

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012		600,000	604,879

Total foreign government bonds and notes (cost $2,405,891)			$2,330,035

33

SHORT-TERM INVESTMENTS (62.0%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10% [e]	33,154,510	$33,154,510

SSgA Prime Money Market Fund 0.12% P	5,298,000	5,298,000

ABN AMRO Funding USA, LLC commercial paper 144A with an
effective yield of 0.475%, May 29, 2012	$1,675,000	1,674,375

Alpine Securitization Corp. commercial paper with an
effective yield of 0.493%, August 22, 2012 (Switzerland)	2,300,000	2,297,364

AXA Financial, Inc. commercial paper 144A with an effective
yield of 0.704%, August 16, 2012	1,650,000	1,647,416

Bank of Montreal/Chicago, IL certificates of deposit FRN
0.666%, October 25, 2012 (Canada)	1,300,000	1,300,176

Bank of Montreal/Chicago, IL certificates of deposit FRN
0.703%, August 15, 2013 (Canada)	500,000	500,193

Bank of Nova Scotia/Houston certificates of deposit 0.56%,
June 21, 2012	2,000,000	2,000,000

Bank of Tokyo — Mitsubishi UFJ, Ltd./NY certificates
of deposit FRN 0.83%, September 4, 2012 (Japan)	860,000	859,135

BMW U.S. Capital, LLC commercial paper 144A with an
effective yield of 0.020%, July 25, 2012	1,700,000	1,699,169

BNP Paribas Finance, Inc. commercial paper with an
effective yield of 0.704%, July 9, 2012	1,675,000	1,673,850

BP Capital Markets PLC commercial paper with an effective
yield of 0.527%, August 7, 2012 (United Kingdom)	1,670,000	1,669,270

British Telecommunications PLC commercial paper with an
effective yield of 1.095%, October 29, 2012 (United Kingdom)	1,675,000	1,666,329

Canadian Imperial Holdings, Inc. commercial paper with an
effective yield of 0.398%, May 15, 2012	2,000,000	1,999,689

CIESCO-LP commercial paper with an effective yield
of 0.428%, June 15, 2012	1,700,000	1,697,153

COFCO Capital Corp. commercial paper with an effective
yield of 0.363%, May 15, 2012 (Rabobank Nederland, NY
branch (LOC))	2,000,000	1,999,704

Comcast Corp. commercial paper with an effective yield
of 0.491%, June 19, 2012	1,000,000	999,319

Commonwealth Bank of Australia certificates of deposit FRN
1.716%, January 7, 2014 (Australia)	650,000	660,001

CRC Funding, LLC commercial paper with effective yields
ranging from 0.527% to 0.616%, July 17, 2012	1,490,000	1,488,676

Daimler Finance North America, LLC commercial paper with an
effective yield of 0.603%, May 8, 2012	1,700,000	1,699,798

Danske Corp. commercial paper with an effective yield
of 0.292%, May 31, 2012 (Denmark)	1,650,000	1,649,588

Devon Energy Corp. commercial paper with an effective yield
of 0.493%, June 7, 2012	1,650,000	1,649,152

DnB NOR Bank ASA commercial paper with an effective yield
of 0.357%, August 30, 2012 (Norway)	1,800,000	1,798,066

Florida Power & Light Co. commercial paper with an
effective yield of 0.238%, May 8, 2012	1,590,000	1,589,920

Ford Motor Credit Co., Inc. commercial paper with an
effective yield of 0.859%, May 15, 2012	1,625,000	1,624,431

GATX Corp. commercial paper 144A with an effective yield
of 0.488%, June 4, 2012	1,600,000	1,599,244

34

SHORT-TERM INVESTMENTS (62.0%)* cont.	Principal amount/shares	Value

Goldman Sachs Group, Inc. (The) commercial paper with an
effective yield of 0.540%, June 1, 2012	$650,000	$649,692

Jupiter Securitization Co., LLC commercial paper with an
effective yield of 0.188%, June 7, 2012	1,200,000	1,199,766

Liberty Mutual Group, Inc. commercial paper with an
effective yield of 0.467%, May 7, 2012	1,600,000	1,599,867

Louis Dreyfus Commodities, LLC commercial paper with an
effective yield of 0.551%, May 18, 2012 (Barclays Bank PLC (LOC))	2,000,000	1,999,462

Macquarie Bank, Ltd. commercial paper 144A with an
effective yield of 0.652%, June 5, 2012 (Australia)	2,150,000	2,148,579

Mizuho Corporate Bank/New York certificate of deposit 0.6%,
July 20, 2012 (Japan)	2,230,000	2,230,492

National Australia Bank/NY certificates of deposit 0.49%,
May 2, 2012 (Australia)	700,000	700,000

Nisource Finance Corp. commercial paper with an effective
yield of 1.145%, May 16, 2012	300,000	299,853

Nissan Motor Acceptance Corp. commercial paper with an
effective yield of 0.422%, May 24, 2012	1,575,000	1,574,557

Nordea Bank Finland PLC/NY certificates of deposit FRN
0.909%, April 5, 2013	1,825,000	1,825,126

Nordea Bank Finland PLC/NY certificates of deposit FRN
1.011%, February 6, 2013	1,000,000	1,001,116

NSTAR LLC commercial paper with an effective yield
of 0.379%, May 18, 2012	575,000	574,891

PB Finance Delaware, Inc. commercial paper with an
effective yield of 0.600%, May 4, 2012	1,540,000	1,539,913

Prudential PLC commercial paper with an effective yield
of 0.776%, July 30, 2012 (United Kingdom)	350,000	349,598

Sheffield Receivables Corp. commercial paper with an
effective yield of 0.406%, May 9, 2012 (United Kingdom)	1,675,000	1,674,847

Skandinaviska Enskilda Banken commercial paper with an
effective yield of 0.504%, June 25, 2012	1,650,000	1,648,714

Societe Generale North America commercial paper with an
effective yield of 0.473%, June 1, 2012	1,150,000	1,149,505

Standard Chartered Bank/New York commercial paper with an
effective yield of 0.597%, May 31, 2012	2,000,000	1,999,000

Straight-A Funding, LLC 144A Ser. 1 commercial paper
with an effective yield of 0.178%, July 13, 2012	3,000,000	2,999,085

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 24, 2012	6,736,000	6,735,225

Sumitomo Mitsui Banking Corp. commercial paper with an
effective yield of 0.527%, July 19, 2012	1,950,000	1,948,193

Suncorp Group, Ltd. commercial paper 144A with an effective
yield of 0.594%, July 5, 2012 (Australia)	1,650,000	1,648,881

Swedbank AB commercial paper with an effective yield
of 0.524%, May 11, 2012 (Sweden)	1,700,000	1,699,750

Swedbank AB commercial paper with an effective yield
of 0.564%, May 3, 2012 (Sweden)	1,700,000	1,699,946

TransCanada PipeLines, Ltd. commercial paper with an
effective yield of 0.455%, May 9, 2012 (Canada)	1,650,000	1,649,828

U.S. Treasury Bills with an effective yield of 0.071%,
July 26, 2012 ##	10,222,000	10,219,741

35

SHORT-TERM INVESTMENTS (62.0%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.093%,
September 20, 2012 ##	$3,000,000	$2,998,491

U.S. Treasury Bills with an effective yield of 0.099%,
August 23, 2012	8,000,000	7,997,280

U.S. Treasury Bills with an effective yield of 0.110%,
October 18, 2012 # ##	30,000,000	29,979,679

U.S. Treasury Bills with an effective yield of 0.119%,
May 3, 2012 # ##	900,000	899,994

U.S. Treasury Bills with an effective yield of 0.132%,
January 10, 2013 # ##	21,000,000	20,977,425

UBS AG/Stamford, CT certificate of deposit FRN 0.736%,
July 23, 2012	750,000	749,975

Viacom, Inc. commercial paper with an effective yield
of 0.398%, May 1, 2012	1,650,000	1,650,000

Vodafone Group PLC commercial paper with an effective yield
of 1.044%, July 9, 2012 (United Kingdom)	1,700,000	1,698,403

Volvo Group Treasury NA commercial paper with an effective
yield of 0.643%, June 7, 2012 (Sweden)	1,675,000	1,673,881

Westar Energy, Inc. commercial paper with an effective
yield of 0.430%, May 21, 2012	600,000	599,849

Windmill Funding I Corp. commercial paper with an effective
yield of 0.462%, May 22, 2012 (United Kingdom)	250,000	249,931

Total short-term investments (cost $198,118,570)		$198,135,063

TOTAL INVESTMENTS

Total investments (cost $374,954,814)		$379,710,418

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

36

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
LOC	Letter of Credit
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $319,717,541.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $110,141,560 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

37

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $2,529,869) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	British Pound	Buy	5/16/12	$266,457	$262,907	$3,550

Barclay’s Bank, PLC

	Australian Dollar	Buy	5/16/12	21,952	21,903	49

Citibank, N.A.

	Australian Dollar	Sell	5/16/12	225,350	224,792	(558)

	British Pound	Buy	5/16/12	6,329	6,244	85

	Canadian Dollar	Buy	5/16/12	30,359	30,229	130

	Euro	Sell	5/16/12	56,657	56,331	(326)

	Swedish Krona	Buy	5/16/12	8,625	8,608	17

Credit Suisse AG

	British Pound	Sell	5/16/12	361,064	356,263	(4,801)

	Euro	Buy	5/16/12	185,327	186,151	(824)

	Japanese Yen	Sell	5/16/12	4,872	4,759	(113)

Deutsche Bank AG

	British Pound	Sell	5/16/12	39,271	38,762	(509)

Goldman Sachs International

	Euro	Buy	5/16/12	156,866	157,779	(913)

	Swedish Krona	Buy	5/16/12	6,796	6,918	(122)

HSBC Bank USA, National Association

	Canadian Dollar	Sell	5/16/12	2,530	2,514	(16)

	Euro	Buy	5/16/12	39,581	39,245	336

	Euro	Sell	5/16/12	39,581	39,757	176

	Japanese Yen	Buy	5/16/12	665	647	18

JPMorgan Chase Bank, N.A.

	Canadian Dollar	Sell	5/16/12	170,619	169,260	(1,359)

Royal Bank of Scotland PLC (The)

	Euro	Buy	5/16/12	45,538	45,756	(218)

	Euro	Sell	5/16/12	45,538	45,151	(387)

	Japanese Yen	Sell	5/16/12	77,023	74,900	(2,123)

	Swedish Krona	Buy	5/16/12	32,373	32,928	(555)

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/16/12	143,367	143,060	307

	Swedish Krona	Sell	5/16/12	195,203	198,701	3,498

UBS AG

	Euro	Buy	5/16/12	239,734	240,818	(1,084)

	Swiss Franc	Buy	5/16/12	134,983	135,486	(503)

Total						$(6,245)

38

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Short)	63	$7,865,309	Jun-12	$(127,547)

Canadian Government Bond
10 yr (Long)	4	534,697	Jun-12	2,371

Euro-Swiss Franc 3 Month (Short)	15	4,128,243	Jun-12	(41,919)

Euro-Swiss Franc 3 Month (Short)	15	4,129,483	Dec-12	(57,758)

Japanese Government Bond
10 yr Mini (Short)	54	9,672,520	Jun-12	(35,405)

U.K. Gilt 10 yr (Short)	51	9,568,796	Jun-12	5,357

U.S. Treasury Bond 30 yr (Long)	84	13,256,250	Jun-12	136,340

U.S. Treasury Bond 30 yr (Short)	53	7,572,375	Jun-12	(85,812)

U.S. Treasury Note 10 yr (Short)	242	32,012,063	Jun-12	(326,749)

Total				$(531,122)

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	$4,204,800	Aug-15/4.375	$201,015

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	4,204,800	Aug-15/4.375	1,191,022

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	4,204,800	Aug-15/4.46	186,857

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	4,204,800	Aug-15/4.46	1,248,128

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	12,330,841	Aug-16/3.625	648,602

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	12,330,841	Aug-16/3.625	1,044,422

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	1,481,037	Aug-16/4.35	189,608

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	1,979,672	Aug-16/4.17	35,436

39

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	$1,979,672	Aug-16/4.17	$148,673

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,747,076	Aug-16/4.28	245,587

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,747,076	Aug-16/4.28	834,141

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,609,555	Aug-16/4.68	73,589

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	2,609,555	Aug-16/4.68	386,736

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,174,629	Jul-16/4.67	61,542

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,174,629	Jul-16/4.67	320,975

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	869,852	Jul-16/4.80	22,790

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	869,852	Jul-16/4.80	136,045

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	4,073,428	Jul-16/4.79	104,516

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	4,073,428	Jul-16/4.79	653,142

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	2,164,363	Jul-16/4.74	57,035

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,164,363	Jul-16/4.74	339,963

40

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	$1,738,940	Jun-16/5.86	$25,902

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	1,738,940	Jun-16/4.86	280,498

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/5.12	32,575

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	2,958,171	Jun-16/4.89	34,315

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	2,939,389	Jun-16/4.575	39,041

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	3,006,194	Jun-16/4.12	226,381

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	2,958,171	Jun-16/4.39	250,557

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	2,939,389	Jun-16/4.575	276,823

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	2,354,000	Sep-15/4.04	70,392

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	2,354,000	Sep-15/4.04	279,851

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	625,000	Jan-13/2.3625	19,944

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	625,000	Dec-12/2.355	19,688

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	625,000	Dec-12/2.345	19,225

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	625,000	Nov-12/2.335	18,744

41

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	$625,000	Nov-12/2.32	$18,188

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	2,233,000	Oct-12/2.443	81,058

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	2,233,000	Sep-12/2.419	76,525

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	5,381,000	Aug-12/2.4475	194,954

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	11,940,600	Aug-12/2.855	24,478

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	11,940,600	Aug-12/2.855	824,976

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA August 2022.	10,135,800	Aug-12/2.73	29,191

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	10,135,800	Aug-12/2.73	592,640

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	2,233,000	Aug-12/2.394	71,880

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	579,000	Jul-12/2.6825	31,851

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	536,000	Jul-12/2.1714	9,170

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	536,000	Jul-12/2.1714	9,170

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	536,000	Jul-12/2.1714	9,170

42

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	$536,000	Jul-12/2.1714	$9,170

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	536,000	Jul-12/2.1714	9,170

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	4,083,000	Jul-12/2.6075	199,291

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,083,000	Jul-12/2.6075	199,291

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,083,000	Jul-12/2.61875	203,088

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,233,000	Jul-12/2.372	66,856

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	525,000	Jun-12/2.183	8,474

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	525,000	Jun-12/2.183	8,474

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	525,000	Jun-12/2.183	8,474

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	525,000	Jun-12/2.183	8,474

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	525,000	Jun-12/2.183	8,474

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-BBA maturing
June 2022.	712,000	Jun-12/2.195	4,365

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.195% versus
the three month USD-LIBOR-BBA maturing June 2022.	712,000	Jun-12/2.195	11,947

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	2,233,000	Jun-12/2.346	61,452

43

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	$712,000	May-12/2.17	$1,495

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	712,000	May-12/2.17	9,256

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.005% versus the three month USD-LIBOR-BBA
maturing May 2022.	3,009,000	May-12/2.005	7,613

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	2,233,000	May-12/2.324	57,522

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	3,313,926	May-16/5.11	35,830

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	3,569,888	May-16/4.86	41,268

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	3,552,121	May-16/4.60	44,366

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	3,313,926	May-16/4.11	248,690

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	3,569,888	May-16/4.36	298,514

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	3,552,121	May-16/4.60	325,801

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	6,400,199	May-16/4.765	72,514

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	6,400,199	May-16/4.765	629,908

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	4,448,392	May-16/4.7575	56,050

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	6,793,157	May-16/4.745	82,877

44

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $14,261,957) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	$16,982,891	May-16/4.77	$212,286

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	4,448,392	May-16/4.7575	446,174

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	6,793,157	May-16/4.745	671,164

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	16,982,891	May-16/4.77	1,711,876

Total			$17,457,215

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $10,342,187) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s,
May 1, 2042	$10,000,000	5/14/12	$10,384,375

Total			$10,384,375

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$12,700,000	$—	3/23/14	3 month USD-
				LIBOR-BBA	0.643%	$25,718

	2,769,000	—	3/23/42	3 month USD-
				LIBOR-BBA	3.0995%	170,759

	1,816,000	—	3/29/22	2.24312%	3 month USD-
					LIBOR-BBA	(38,939)

	6,554,000	—	4/18/17	1.14%	3 month USD-
					LIBOR-BBA	(18,112)

CAD	810,000	—	4/20/14	1.58%	3 month CAD-
					BA-CDOR	226

CAD	1,376,000	—	4/20/17	1.98%	3 month CAD-
					BA-CDOR	(1,337)

CAD	344,000	—	4/20/22	2.56%	3 month CAD-
					BA-CDOR	(326)

Barclay’s Bank, PLC
	$1,388,000	25,914	4/18/22	2.3475%	3 month USD-
					LIBOR-BBA	(15,170)

	639,000	—	4/16/22	2.15%	3 month USD-
					LIBOR-BBA	(7,273)

	809,000	—	4/17/22	2.104%	3 month USD-
					LIBOR-BBA	(5,717)

45

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
	$3,559,000	$—	4/17/14	3 month USD-
				LIBOR-BBA	0.569%	$1,673

	500,000	—	4/19/17	3 month USD-
				LIBOR-BBA	1.145%	1,483

	257,000	—	4/20/14	3 month USD-
				LIBOR-BBA	0.56%	69

	1,274,000	—	4/25/22	2.059%	3 month USD-
					LIBOR-BBA	(2,975)

	819,000	—	4/25/14	3 month USD-
				LIBOR-BBA	0.569%	350

	1,176,000	—	4/27/14	0.5725%	3 month USD-
					LIBOR-BBA	(567)

	543,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.1225%	4,384

	904,000	—	4/27/14	0.5725%	3 month USD-
					LIBOR-BBA	(436)

	422,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.115%	3,112

	1,204,000	—	4/27/14	3 month USD-
				LIBOR-BBA	0.57%	520

	1,323,000	—	4/27/22	2.12625%	3 month USD-
					LIBOR-BBA	(11,146)

	666,482	—	5/2/22	2.047%	3 month USD-
					LIBOR-BBA	(400)

	3,930,000	112,005	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(35,266)

	3,757,000	—	4/4/17	3 month USD-
				LIBOR-BBA	1.255%	34,039

	1,853,000	—	4/5/22	2.261%	3 month USD-
					LIBOR-BBA	(41,811)

	390,000	—	4/11/42	3.06%	3 month USD-
					LIBOR-BBA	(20,315)

	1,370,000	—	4/11/17	3 month USD-
				LIBOR-BBA	1.29625%	14,713

	418,000	—	4/12/22	2.12%	3 month USD-
					LIBOR-BBA	(3,746)

	712,000	2,919	4/18/22	2.15%	3 month USD-
					LIBOR-BBA	(5,118)

AUD	734,000	—	4/16/14	3 month AUD-
				BBR-BBSW	3.84%	1,900

AUD	525,000	—	4/16/17	6 month AUD-
				BBR-BBSW	4.22%	2,771

AUD	446,000	—	4/18/22	6 month AUD-
				BBR-BBSW	4.595%	4,650

AUD	1,040,000	—	4/5/22	6 month AUD-
				BBR-BBSW	4.73%	22,940

46

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
EUR	5,172,000	$—	4/25/14	1.045%	6 month EUR-
					EURIBOR-
					REUTERS	$(15,575)

EUR	2,648,000	—	4/25/17	1.51%	6 month EUR-
					EURIBOR-
					REUTERS	(15,294)

EUR	1,278,000	—	4/25/22	2.215%	6 month EUR-
					EURIBOR-
					REUTERS	(5,630)

EUR	158,000	—	4/25/42	6 month EUR-
				EURIBOR-
				REUTERS	2.475%	(857)

GBP	1,313,000	—	4/18/17	6 month GBP-
				LIBOR-BBA	1.645%	(3,412)

GBP	516,000	—	4/18/22	2.43%	6 month GBP-
					LIBOR-BBA	(500)

GBP	244,000	—	4/18/42	6 month GBP-
				LIBOR-BBA	3.21%	(124)

GBP	777,000	—	4/30/22	6 month GBP-
				LIBOR-BBA	2.43%	404

JPY	244,095,000	—	4/13/17	0.45625%	6 month JPY-
					LIBOR-BBA	(5,962)

AUD	1,715,000	—	3/20/17	6 month AUD-
				BBR-BBSW	4.52%	32,125

AUD	1,257,000	—	3/20/22	4.82%	6 month AUD-
					BBR-BBSW	(36,648)

AUD	1,773,000	—	3/20/14	4.205%	3 month AUD-
					BBR-BBSW	(15,910)

AUD	729,000	—	3/20/22	4.82%	6 month AUD-
					BBR-BBSW	(21,254)

AUD	4,633,000	—	3/20/17	4.52%	6 month AUD-
					BBR-BBSW	(86,783)

AUD	1,651,000	—	3/16/17	6 month AUD-
				BBR-BBSW	4.71%	45,669

AUD	682,000	—	3/16/22	6 month AUD-
				BBR-BBSW	5.0175%	31,306

GBP	910,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(86,544)

GBP	412,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(59,492)

GBP	1,380,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	140,378

JPY	425,798,000	—	2/13/17	6 month JPY-
				LIBOR-BBA	0.48%	19,799

JPY	212,899,000	—	2/16/17	6 month JPY-
				LIBOR-BBA	0.4675%	8,175

47

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
JPY	425,798,000	$—	2/17/17	6 month JPY-
				LIBOR-BBA	0.44125%	$9,333

JPY	1,624,800,000	—	3/6/14	6 month JPY-
				LIBOR-BBA	0.34375%	(2,670)

JPY	656,200,000	—	3/6/17	0.4725%	6 month JPY-
					LIBOR-BBA	(25,702)

JPY	1,232,000,000	—	3/30/14	0.3525%	6 month JPY-
					LIBOR-BBA	(2,134)

JPY	164,200,000	—	3/30/17	0.4925%	6 month JPY-
					LIBOR-BBA	(8,001)

Citibank, N.A.
	$363,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	1,917

	3,930,000	110,040	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(37,231)

	2,023,000	—	3/23/22	2.4285%	3 month USD-
					LIBOR-BBA	(79,079)

	864,000	—	3/23/42	3 month USD-
				LIBOR-BBA	3.1348%	59,664

	2,548,000	—	3/23/22	2.42875%	3 month USD-
					LIBOR-BBA	(99,678)

	220,000	—	3/23/14	3 month USD-
				LIBOR-BBA	0.643%	450

	29,000	—	3/23/17	1.412%	3 month USD-
					LIBOR-BBA	(502)

	113,000	—	3/23/22	2.407%	3 month USD-
					LIBOR-BBA	(4,191)

	908,000	—	3/30/22	2.248%	3 month USD-
					LIBOR-BBA	(19,820)

Credit Suisse International
	2,066,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	5,980

	1,565,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	4,530

	5,224,000	—	4/30/14	3 month USD-
				LIBOR-BBA	0.56%	897

	1,122,000	—	4/30/22	2.07%	3 month USD-
					LIBOR-BBA	(3,450)

	663,000	—	4/30/22	2.077%	3 month USD-
					LIBOR-BBA	(2,469)

	3,930,000	111,416	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(35,856)

	463,000 E	—	8/17/22	3 month USD-
				LIBOR-BBA	2.4475%	13,603

	1,321,000	—	4/5/22	3 month USD-
				LIBOR-BBA	2.25%	28,449

	264,155,000	—	4/13/14	0.5925%	3 month USD-
					LIBOR-BBA	(238,765)

48

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$2,490,000	$—	4/17/42	2.8375%	3 month USD-
					LIBOR-BBA	$(13,003)

CAD	6,088,000	—	4/20/14	1.58%	3 month CAD-
					BA-CDOR	1,698

CAD	218,000	—	4/20/17	3 month CAD-
				BA-CDOR	1.98%	212

CAD	530,000	—	4/20/22	3 month CAD-
				BA-CDOR	2.56%	502

CAD	5,193,000	—	4/26/14	1.71%	3 month CAD-
					BA-CDOR	(11,321)

CAD	1,142,000	—	4/26/22	3 month CAD-
				BA-CDOR	2.61875%	6,727

CAD	1,036,000	—	4/30/22	3 month CAD-
				BA-CDOR	2.55%	(581)

CHF	453,000	—	4/23/22	1.11%	6 month CHF-
					LIBOR-BBA	(2,116)

CHF	1,480,000	—	4/23/14	0.15%	6 month CHF-
					LIBOR-BBA	1,069

CHF	789,000	—	4/27/17	0.49125%	6 month CHF-
					LIBOR-BBA	(1,186)

CHF	11,841,000	—	3/14/14	6 month CHF-
				LIBOR-BBA	0.17%	80

CHF	2,515,000	—	3/14/17	6 month CHF-
				LIBOR-BBA	0.43%	622

CHF	3,280,000	—	3/19/14	0.2575%	6 month CHF-
					LIBOR-BBA	(6,208)

CHF	1,625,000	—	3/19/17	0.5525%	6 month CHF-
					LIBOR-BBA	(11,187)

CHF	1,356,000	—	3/19/22	6 month CHF-
				LIBOR-BBA	1.1675%	17,676

CHF	5,741,000	—	3/22/14	6 month CHF-
				LIBOR-BBA	0.2275%	6,813

CHF	333,000	—	3/22/22	1.2275%	6 month CHF-
					LIBOR-BBA	(6,500)

CHF	286,000	—	3/22/17	6 month CHF-
				LIBOR-BBA	0.58%	2,380

CHF	1,580,000	—	3/27/22	6 month CHF-
				LIBOR-BBA	1.1275%	12,891

CHF	797,000	—	3/29/22	6 month CHF-
				LIBOR-BBA	1.15%	8,429

CHF	731,000	—	4/5/22	1.1725%	6 month CHF-
					LIBOR-BBA	(9,202)

CHF	1,985,000	—	4/11/14	0.17%	6 month CHF-
					LIBOR-BBA	237

CHF	334,000	—	4/11/22	6 month CHF-
				LIBOR-BBA	1.12%	1,754

CHF	7,345,000	—	4/16/14	0.15125%	6 month CHF-
					LIBOR-BBA	4,928

49

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CHF	2,468,000	$—	4/19/14	0.14%	6 month CHF-
					LIBOR-BBA	$2,319

CHF	1,029,000	—	4/19/17	0.4825%	6 month CHF-
					LIBOR-BBA	(1,268)

CHF	505,000	—	4/19/22	1.125%	6 month CHF-
					LIBOR-BBA	(2,895)

EUR	3,644,000	—	4/24/14	6 month EUR-
				EURIBOR-
				REUTERS	1.063%	12,645

EUR	723,000	—	4/24/17	6 month EUR-
				EURIBOR-
				REUTERS	1.539%	5,581

EUR	1,389,000	—	4/24/22	6 month EUR-
				EURIBOR-
				REUTERS	2.248%	11,761

EUR	747,000	—	4/27/17	6 month EUR-
				EURIBOR-
				REUTERS	1.533%	5,443

GBP	910,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	77,044

GBP	1,129,000	—	4/18/17	1.6475%	6 month GBP-
					LIBOR-BBA	3,224

GBP	557,000	—	4/18/22	2.4275%	6 month GBP-
					LIBOR-BBA	(330)

SEK	4,410,000	—	1/23/22	2.30%	3 month SEK-
					STIBOR-SIDE	8,467

SEK	4,410,000	—	1/25/22	2.4275%	3 month SEK-
					STIBOR-SIDE	1,043

SEK	4,410,000	—	2/20/22	3 month SEK-
				STIBOR-SIDE	2.38%	(7,991)

SEK	2,073,000	—	2/23/22	2.545%	3 month SEK-
					STIBOR-SIDE	(751)

SEK	2,696,000	—	2/24/22	2.5375%	3 month SEK-
					STIBOR-SIDE	(708)

SEK	4,620,000	—	3/1/14	1.9675%	3 month SEK-
					STIBOR-SIDE	1,121

SEK	470,000	—	3/1/17	2.165%	3 month SEK-
					STIBOR-SIDE	91

SEK	6,713,000	—	3/6/22	3 month SEK-
				STIBOR-SIDE	2.475%	(3,883)

SEK	5,308,000	—	3/13/22	2.43%	3 month SEK-
					STIBOR-SIDE	6,161

SEK	9,272,000	—	3/22/14	3 month SEK-
				STIBOR-SIDE	2.03%	(218)

SEK	3,490,000	—	3/22/17	2.33%	3 month SEK-
					STIBOR-SIDE	(3,327)

SEK	4,047,000	—	3/22/22	2.72%	3 month SEK-
					STIBOR-SIDE	(10,639)

50

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
SEK	28,239,000	$—	4/12/14	1.97%	3 month SEK-
					STIBOR-SIDE	$4,281

SEK	6,269,000	—	4/12/22	3 month SEK-
				STIBOR-SIDE	2.4575%	(5,281)

Deutsche Bank AG
	$82,547,000	—	5/2/14	3 month USD-
				LIBOR-BBA	0.553%	4,953

	5,201,000	—	5/2/22	2.046%	3 month USD-
					LIBOR-BBA	(2,652)

	6,986,000	—	5/2/42	2.8115%	3 month USD-
					LIBOR-BBA	9,152

	666,482	—	5/2/22	3 month USD-
				LIBOR-BBA	2.05%	587

	184,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	848

EUR	3,420,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(497,230)

KRW	1,285,000,000	—	4/24/17	3.54%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(2,480)

PLN	2,234,000	—	4/12/17	4.99%	6 month PLN-
					WIBOR-WIBO	(2,156)

PLN	2,234,000	—	4/13/17	4.99%	6 month PLN-
					WIBOR-WIBO	(2,202)

PLN	2,234,000	—	4/16/17	5.01%	6 month PLN-
					WIBOR-WIBO	(2,777)

ZAR	4,828,000	—	4/17/17	3 month ZAR-
				JIBAR-SAFEX	6.76%	(380)

ZAR	4,933,000	—	4/10/17	3 month ZAR-
				JIBAR-SAFEX	6.95%	5,080

ZAR	4,933,000	—	4/11/17	3 month ZAR-
				JIBAR-SAFEX	6.92%	4,217

Goldman Sachs International
	$1,442,100	—	4/23/22	2.10375%	3 month USD-
					LIBOR-BBA	(9,466)

	3,930,000	110,826	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(36,445)

	3,930,000	112,005	4/13/22	2.498%	3 month USD-
					LIBOR-BBA	(60,658)

	797,000	23,185	4/27/22	2.60%	3 month USD-
					LIBOR-BBA	(18,512)

	1,020,000	(18,870)	4/27/22	3 month USD-
				LIBOR-BBA	2.35%	10,862

	5,318,900	—	2/22/14	1 month USD-
				FEDERAL
				FUNDS-H.15	0.1925%	7,619

51

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$1,430,000	$—	2/23/14	0.19625%	1 month USD-
					FEDERAL
					FUNDS-H.15	$(2,144)

	104,768,000	—	3/22/14	3 month USD-
				LIBOR-BBA	0.6345%	196,706

	3,107,000	—	4/12/22	2.09542%	3 month USD-
					LIBOR-BBA	(20,750)

	5,274,000	—	4/13/14	0.594%	3 month USD-
					LIBOR-BBA	(5,119)

	894,918	—	4/13/22	2.1375%	3 month USD-
					LIBOR-BBA	(9,410)

	1,653,000	—	4/13/22	2.137%	3 month USD-
					LIBOR-BBA	(17,297)

	2,132,000	—	4/18/42	2.834375%	3 month USD-
					LIBOR-BBA	(9,605)

AUD	1,000,000	—	4/20/14	3 month AUD-
				BBR-BBSW	3.8025%	1,923

AUD	730,000	—	4/20/17	6 month AUD-
				BBR-BBSW	4.185%	2,907

AUD	130,000	—	4/20/22	6 month AUD-
				BBR-BBSW	4.565%	1,041

AUD	700,000	—	3/21/22	5.0175%	6 month AUD-
					BBR-BBSW	(32,087)

AUD	372,000	—	4/16/22	6 month AUD-
				BBR-BBSW	4.575%	3,272

CHF	3,576,000	—	3/15/14	6 month CHF-
				LIBOR-BBA	0.18%	494

CHF	2,488,000	—	3/15/22	1.06%	6 month CHF-
					LIBOR-BBA	(2,104)

CHF	1,318,000	—	3/26/17	6 month CHF-
				LIBOR-BBA	0.575%	10,405

CHF	792,000	—	3/29/17	6 month CHF-
				LIBOR-BBA	0.53%	4,206

CHF	2,088,000	—	4/5/17	0.5225%	6 month CHF-
					LIBOR-BBA	(9,625)

CHF	4,243,000	—	4/13/14	0.1125%	6 month CHF-
					LIBOR-BBA	6,452

CHF	732,000	—	4/13/17	6 month CHF-
				LIBOR-BBA	0.425%	(772)

CHF	431,000	—	4/13/22	6 month CHF-
				LIBOR-BBA	1.0725%	216

EUR	449,000	—	4/24/17	1.53%	6 month EUR-
					EURIBOR-
					REUTERS	(3,069)

EUR	112,000	—	4/24/22	2.24%	6 month EUR-
					EURIBOR-
					REUTERS	(838)

52

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	125,000	$—	4/24/42	2.51%	6 month EUR-
					EURIBOR-
					REUTERS	$(565)

EUR	3,400,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	226,771

GBP	244,000	—	4/18/42	3.21%	6 month GBP-
					LIBOR-BBA	124

GBP	781,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	8,822

GBP	412,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	8,302

GBP	741,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(2,754)

GBP	5,703,000	—	2/8/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.5175%	(7,141)

GBP	6,183,000	—	2/10/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.505%	(10,238)

GBP	710,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(50,227)

GBP	710,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(43,463)

GBP	2,547,200	—	2/17/14	0.5625%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	(86)

GBP	2,788,000	—	2/21/14	0.558%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	261

GBP	2,785,000	—	2/24/14	0.5125%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	4,800

GBP	784,000	—	3/2/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.54%	(738)

GBP	4,549,800	—	4/4/14	0.5525%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	4,543

GBP	707,000	—	4/18/17	1.6475%	6 month GBP-
					LIBOR-BBA	1,680

GBP	850,000	—	4/18/22	6 month GBP-
				LIBOR-BBA	2.4325%	1,144

SEK	7,234,000	—	2/13/17	2.15%	3 month SEK-
					STIBOR-SIDE	2,541

SEK	7,234,000	—	2/20/17	3 month SEK-
				STIBOR-SIDE	1.995%	(10,063)

SEK	23,015,100	—	2/21/14	3 month SEK-
				STIBOR-SIDE	1.895%	(10,789)

53

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
SEK	5,114,400	$—	2/21/22	2.485%	3 month SEK-
					STIBOR-SIDE	$2,162

SEK	6,934,000	—	2/23/17	2.1575%	3 month SEK-
					STIBOR-SIDE	1,731

SEK	2,710,000	—	3/1/22	3 month SEK-
				STIBOR-SIDE	2.5275%	347

SEK	5,398,000	—	3/6/17	3 month SEK-
				STIBOR-SIDE	2.115%	(2,977)

SEK	5,280,000	—	3/29/22	3 month SEK-
				STIBOR-SIDE	2.6325%	7,847

JPMorgan Chase Bank NA
	$1,630,700	—	4/19/22	2.107%	3 month USD-
					LIBOR-BBA	(11,785)

	84,000	—	4/20/22	3 month USD-
				LIBOR-BBA	2.085%	430

	8,476,000	—	4/27/14	0.568%	3 month USD-
					LIBOR-BBA	(3,088)

	1,289,000	—	4/27/17	1.159%	3 month USD-
					LIBOR-BBA	(4,211)

	3,214,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.11%	22,217

	694,000	—	4/27/42	2.858%	3 month USD-
					LIBOR-BBA	(6,125)

	5,224,000	—	5/1/14	3 month USD-
				LIBOR-BBA	0.56%	946

	1,122,000	—	5/1/22	2.08%	3 month USD-
					LIBOR-BBA	(4,174)

	3,930,000	111,072	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(36,199)

	189,400	9,195	4/12/22	4.8675%	3 month USD-
					LIBOR-BBA	(40,759)

CAD	7,004,000	—	4/20/14	3 month CAD-
				BA-CDOR	1.58%	(1,933)

CAD	1,155,000	—	4/20/17	3 month CAD-
				BA-CDOR	1.98%	1,122

CAD	191,000	—	4/20/22	2.56%	3 month CAD-
					BA-CDOR	(181)

CAD	5,193,000	—	4/27/14	1.67%	3 month CAD-
					BA-CDOR	(6,964)

CAD	1,142,000	—	4/27/22	3 month CAD-
				BA-CDOR	2.57%	1,563

CAD	590,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	4,513

EUR	913,000	—	3/23/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.506%	4,549

54

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA cont.
EUR	1,499,000	$—	3/23/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.147%	$30,270

EUR	38,000	—	3/23/42	2.65%	6 month EUR-
					EURIBOR-
					REUTERS	(1,721)

GBP	512,000	—	3/7/17	6 month GBP-
				LIBOR-BBA	1.54%	(4,722)

GBP	224,000	—	3/7/22	6 month GBP-
				LIBOR-BBA	2.354%	(1,287)

JPY	274,543,000	—	2/20/22	6 month JPY-
				LIBOR-BBA	0.965%	24,954

JPY	8,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	3,801

JPY	11,800,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(80)

JPY	229,100,000	—	3/6/22	1.0175%	6 month JPY-
					LIBOR-BBA	(33,605)

UBS AG
CHF	9,043,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(134,799)

Total						$(865,669)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$961,377	$(5,859)	1/12/41	(4.50%) 1 month	Synthetic TRS	$2,741
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Barclay’s Bank, PLC
753,573	—	1/12/41	5.00% (1 month	Synthetic MBX	2,000
			USD-LIBOR)	Index 5.00%
				30 year Ginnie Mae II
				pools

1,642,280	—	1/12/40	4.50% (1 month	Synthetic MBX	10,350
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

4,296,816	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(26,878)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

55

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$2,756,724	$—	1/12/40	5.00% (1 month	Synthetic MBX	$9,047
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,169,152	—	1/12/41	5.00% (1 month	Synthetic MBX	8,132
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,147,736	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(69,737)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,475,348	—	1/12/41	5.00% (1 month	Synthetic MBX	28,024
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,530,266	—	1/12/41	5.00% (1 month	Synthetic MBX	5,737
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,005,214	—	1/12/41	4.50% (1 month	Synthetic TRS	(7,374)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

213,891	—	1/12/41	4.50% (1 month	Synthetic TRS	(1,569)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

9,613,780	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(60,141)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,140,220	—	1/12/41	5.00% (1 month	Synthetic MBX	26,768
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,760,118	—	1/12/40	4.00% (1 month	Synthetic MBX	16,240
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

322,401	—	1/12/40	4.00% (1 month	Synthetic TRS	(232)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

800,000	—	4/7/16	(2.63%)	USA Non Revised	(11,231)
				Consumer Price
				Index-Urban (CPI-U)

56

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$1,684,678	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(12,358)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

639,407	—	1/12/41	4.50% (1 month	Synthetic TRS	(4,690)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,147,537	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(13,434)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,815,728	—	1/12/40	4.00% (1 month	Synthetic MBX	16,567
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,057,703	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(25,384)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

582,722	—	1/12/41	4.50% (1 month	Synthetic TRS	(4,275)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,853,333	—	1/12/40	4.50% (1 month	Synthetic MBX	11,680
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,231,213	—	1/12/41	5.00% (1 month	Synthetic MBX	19,611
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,891,690	—	1/12/41	(4.50%) 1 month	Synthetic TRS	21,212
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

386,214	—	1/12/41	4.50% (1 month	Synthetic MBX	2,313
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

159,400	—	1/12/40	5.00% (1 month	Synthetic MBX	523
			USD-LIBOR)	Index 5.00%
				year Fannie Mae
				pools

516,096	—	1/12/40	5.00% (1 month	Synthetic MBX	1,694
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

57

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$374,140	$—	1/12/40	5.00% (1 month	Synthetic MBX	$1,228
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
543,244	—	1/12/41	5.00% (1 month	Synthetic MBX	2,037
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

6,476,466	—	1/12/40	5.00% (1 month	Synthetic TRS	(12,679)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
746,432	—	1/12/40	5.00% (1 month	Synthetic TRS	(1,430)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,990,534	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,452)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

386,214	1,388	1/12/41	(4.50%) 1 month	Synthetic MBX	(652)
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Deutsche Bank AG
1,990,534	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,452)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
749,187	468	1/12/38	6.50% (1 month	Synthetic TRS	1,660
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,625,514	(2,051)	1/12/38	6.50% (1 month	Synthetic TRS	1,184
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,025,617	(4,431)	1/12/38	6.50% (1 month	Synthetic TRS	(1,935)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,281,836	(8,813)	1/12/41	(4.50%) 1 month	Synthetic TRS	2,653
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

58

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$460,000	$—	3/1/16	2.47%	USA Non Revised	$1,757
				Consumer Price
				Index-Urban (CPI-U)

345,000	—	3/3/16	2.45%	USA Non Revised	956
				Consumer Price
				Index-Urban (CPI-U)

4,850,942	—	1/12/41	5.00% (1 month	Synthetic MBX	18,186
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,346,585	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(20,935)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,257,271	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(7,865)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

4,584,199	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(28,675)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

235,191	—	1/12/40	(5.00%) 1 month	Synthetic TRS	450
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

187,359	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,172)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

499,873	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,127)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,166,931	—	1/12/40	(5.00%) 1 month	Synthetic TRS	2,235
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

1,157,885	—	1/12/41	4.50% (1 month	Synthetic TRS	(8,494)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

4,629,828	—	1/12/40	(5.00%) 1 month	Synthetic TRS	8,867
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

1,058,000	—	4/3/17	2.3225%	USA Non Revised	(2,793)
				Consumer Price
				Index-Urban (CPI-U)

59

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,058,000	$—	4/4/17	2.35%	USA Non Revised	$(1,217)
					Consumer Price
					Index-Urban (CPI-U)

	1,058,000	—	4/5/17	2.355%	USA Non Revised	(878)
					Consumer Price
					Index-Urban (CPI-U)

	1,058,000	—	4/5/22	2.66%	USA Non Revised	4,888
					Consumer Price
					Index-Urban (CPI-U)

	1,190,949	(372)	1/12/40	(5.00%) 1 month	Synthetic TRS	1,881
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	2,826,060	(8,390)	1/12/38	6.50% (1 month	Synthetic TRS	1,747
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

EUR	2,294,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(23,928)
					HICP excluding
					tobacco

GBP	660,000	—	3/30/17	(3.0925%)	GBP Non-revised	(502)
					UK Retail Price
					Index

GBP	660,000	—	4/2/17	(3.085%)	GBP Non-revised	(3,374)
					UK Retail Price
					Index

GBP	660,000	—	4/3/17	(3.09%)	GBP Non-revised	(3,653)
					UK Retail Price
					Index

GBP	660,000	—	4/3/22	(3.21%)	GBP Non-revised	(4,724)
					UK Retail Price
					Index

JPMorgan Chase Bank NA
EUR	1,227,000	—	4/2/13	(1.98%)	Eurostat Eurozone	(439)
					HICP excluding
					tobacco

Total						$(158,311)

60

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	—	$(1,513)	$170,000	12/20/19	(100 bp)	$33,181

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	1,870	2,000,000	6/20/15	(100 bp)	29,724

Total						$62,905

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2012.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$48,670,406	$—

Foreign government bonds and notes	—	2,330,035	—

Mortgage-backed securities	—	76,240,150	—

Purchased options outstanding	—	20,579,308	—

U.S. Government Agency Obligations	—	392,919	—

U.S. Government and Agency Mortgage Obligations	—	33,302,188	—

U.S. Treasury Obligations	—	60,349	—

Short-term investments	38,452,510	159,682,553	—

Totals by level	$38,452,510	$341,257,908	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(6,245)	$—

Futures contracts	(531,122)	—	—

Written options	—	(17,457,215)	—

TBA sale commitments	—	(10,384,375)	—

Interest rate swap contracts	—	(1,575,376)	—

Total return swap contracts	—	(130,251)	—

Credit default contracts	—	62,548	—

Totals by level	$(531,122)	$(29,490,914)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

61

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $341,800,304)	$346,555,908
Affiliated issuers (identified cost $33,154,510) (Notes 1 and 6)	33,154,510

Cash	1,664,710

Interest and other receivables	1,145,523

Receivable for shares of the fund sold	410,843

Receivable for investments sold	860,529

Receivable for sales of delayed delivery securities (Note 1)	5,212,569

Unrealized appreciation on swap contracts (Note 1)	1,828,838

Unrealized appreciation on forward currency contracts (Note 1)	8,166

Receivable from Manager (Note 2)	52,861

Premium paid on swap contracts (Note 1)	50,299

Total assets	390,944,756

LIABILITIES

Payable to custodian	315

Payable for variation margin (Note 1)	16,308

Payable for investments purchased	3,520,505

Payable for purchases of delayed delivery securities (Note 1)	27,883,914

Payable for shares of the fund repurchased	2,880,119

Payable for investor servicing fees (Note 2)	39,647

Payable for custodian fees (Note 2)	37,355

Payable for Trustee compensation and expenses (Note 2)	12,521

Payable for administrative services (Note 2)	3,893

Payable for distribution fees (Note 2)	86,066

Unrealized depreciation on forward currency contracts (Note 1)	14,411

Written options outstanding, at value (premiums received $14,261,957) (Notes 1 and 3)	17,457,215

Premium received on swap contracts (Note 1)	732,303

Unrealized depreciation on swap contracts (Note 1)	2,789,913

TBA sale commitments, at value (proceeds receivable $10,342,187) (Note 1)	10,384,375

Collateral on certain derivative contracts, at value (Note 1)	5,298,000

Other accrued expenses	70,355

Total liabilities	71,227,215

Net assets	$319,717,541

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$329,741,455

Undistributed net investment income (Note 1)	1,635,560

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(11,674,164)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	14,690

Total — Representing net assets applicable to capital shares outstanding	$319,717,541

(Continued on next page)

62

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($194,714,930 divided by 19,316,848 shares)	$10.08

Offering price per class A share (100/99.00 of $10.08)*	$10.18

Net asset value and offering price per class B share ($2,902,109 divided by 288,874 shares)**	$10.05

Net asset value and offering price per class C share ($51,404,347 divided by 5,136,893 shares)**	$10.01

Net asset value and redemption price per class M share ($3,218,650 divided by 319,934 shares)	$10.06

Offering price per class M share (100/99.25 of $10.06)*	$10.14

Net asset value, offering price and redemption price per class R share
($305,536 divided by 30,444 shares)	$10.04

Net asset value, offering price and redemption price per class Y share
($67,171,969 divided by 6,640,924 shares)	$10.11

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

63

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $1,130) (including interest income of $5,989 from investments
in affiliated issuers) (Note 6)	$4,338,537

Total investment income	4,338,537

EXPENSES

Compensation of Manager (Note 2)	867,758

Investor servicing fees (Note 2)	263,724

Custodian fees (Note 2)	47,908

Trustee compensation and expenses (Note 2)	15,044

Administrative services (Note 2)	6,706

Distribution fees — Class A (Note 2)	273,660

Distribution fees — Class B (Note 2)	6,875

Distribution fees — Class C (Note 2)	282,585

Distribution fees — Class M (Note 2)	5,030

Distribution fees — Class R (Note 2)	791

Other	94,926

Fees waived and reimbursed by Manager (Note 2)	(578,592)

Total expenses	1,286,415

Expense reduction (Note 2)	(217)

Net expenses	1,286,198

Net investment income	3,052,339

Net realized loss on investments (Notes 1 and 3)	(4,142,237)

Net realized loss on swap contracts (Note 1)	(5,630,598)

Net realized gain on futures contracts (Note 1)	295,868

Net realized loss on foreign currency transactions (Note 1)	(55,395)

Net realized gain on written options (Notes 1 and 3)	632,947

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(4,335)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	8,294,092

Net loss on investments	(609,658)

Net increase in net assets resulting from operations	$2,442,681

The accompanying notes are an integral part of these financial statements.

64

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$3,052,339	$8,321,877

Net realized loss on investments
and foreign currency transactions	(8,899,415)	(5,806,666)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	8,289,757	(7,391,377)

Net increase (decrease) in net assets resulting from operations	2,442,681	(4,876,166)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(3,613,370)	(2,216,226)

Class B	(43,331)	(25,047)

Class C	(410,377)	(379,540)

Class M	(53,093)	(36,496)

Class R	(3,861)	(3,804)

Class Y	(1,386,125)	(974,559)

Net realized short-term gain on investments

Class A	—	(88,648)

Class B	—	(1,376)

Class C	—	(33,293)

Class M	—	(1,484)

Class R	—	(167)

Class Y	—	(33,839)

From net realized long-term gain on investments
Class A	—	(1,418,361)

Class B	—	(22,019)

Class C	—	(532,687)

Class M	—	(23,737)

Class R	—	(2,670)

Class Y	—	(541,421)

Increase (decrease) from capital share transactions (Note 4)	(77,363,794)	94,869,839

Total increase (decrease) in net assets	(80,431,270)	83,658,299

NET ASSETS

Beginning of period	400,148,811	316,490,512

End of period (including undistributed net investment income
of $1,635,560 and $4,093,378, respectively)	$319,717,541	$400,148,811

* Unaudited

The accompanying notes are an integral part of these financial statements.

65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
April 30, 2012**	$10.15	.09	(.01)	.08	(.15)	—	(.15)	—	$10.08	.85*	$194,715	.33 *[d]	.89 *[d]	151 *[e]
October 31, 2011	10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	10.15	(.79)	249,746	.67 [d]	2.27 [d]	186 [e]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [f]	(.03)	— [f]	10.44	1.50	169,380	1.01	1.92	199 [e]
October 31, 2009 †	10.00	.16	.16	.32	— [f]	—	— [f]	— [f]	10.32	3.22*	57,719	1.03 *[d]	1.51 *[d]	44 *

Class B
April 30, 2012**	$10.11	.08	— [f]	.08	(.14)	—	(.14)	—	$10.05	.78*	$2,902	.42 *[d]	.79 *[d]	151 *[e]
October 31, 2011	10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	10.11	(1.03)	3,070	.87 [d]	2.10 [d]	186 [e]
October 31, 2010	10.27	.16	(.04)	.12	—	— [f]	— [f]	— [f]	10.39	1.18	3,070	1.35	1.58	199 [e]
October 31, 2009 †	10.00	.11	.16	.27	— [f]	—	— [f]	— [f]	10.27	2.71*	1,931	1.54 *[d]	1.03 *[d]	44 *

Class C
April 30, 2012**	$10.03	.05	— [f]	.05	(.07)	—	(.07)	—	$10.01	.50*	$51,404	.70 *[d]	.52 *[d]	151 *[e]
October 31, 2011	10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	10.03	(1.56)	62,600	1.42 [d]	1.58 [d]	186 [e]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [f]	(.01)	— [f]	10.33	.78	68,078	1.76	1.17	199 [e]
October 31, 2009 †	10.00	.11	.15	.26	— [f]	—	— [f]	— [f]	10.26	2.61*	20,426	1.67 *[d]	1.04 *[d]	44 *

Class M
April 30, 2012**	$10.13	.09	(.01)	.08	(.15)	—	(.15)	—	$10.06	.81*	$3,219	.35 *[d]	.87 *[d]	151 *[e]
October 31, 2011	10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	10.13	(.81)	3,576	.72 [d]	2.22 [d]	186 [e]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [f]	(.03)	— [f]	10.42	1.38	2,691	1.08	1.87	199 [e]
October 31, 2009 †	10.00	.15	.16	.31	— [f]	—	— [f]	— [f]	10.31	3.12*	850	1.16 *[d]	1.47 *[d]	44 *

Class R
April 30, 2012**	$10.09	.08	(.01)	.07	(.12)	—	(.12)	—	$10.04	.73*	$306	.45 *[d]	.76 *[d]	151 *[e]
October 31, 2011	10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	10.09	(1.00)	317	.92 [d]	2.06 [d]	186 [e]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [f]	(.03)	— [f]	10.39	1.20	302	1.26	1.71	199 [e]
October 31, 2009 †	10.00	.11	.19	.30	— [f]	—	— [f]	— [f]	10.30	3.02*	14	1.24 *[d]	1.10 *[d]	44 *

Class Y
April 30, 2012**	$10.20	.10	(.01)	.09	(.18)	—	(.18)	—	$10.11	.90*	$67,172	.20 *[d]	1.02 *[d]	151 *[e]
October 31, 2011	10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	10.20	(.51)	80,840	.42 [d]	2.55 [d]	186 [e]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [f]	(.04)	— [f]	10.48	1.78	72,970.76		2.17	199 [e]
October 31, 2009 †	10.00	.20	.14	.34	— [f]	—	— [f]	— [f]	10.34	3.42*	53,840	.81 *[d]	1.87 *[d]	44 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2012	0.16%

October 31, 2011	0.29

October 31, 2009	0.44

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Absolute Return 100 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets: (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit: and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Prior to April 5, 2010 class B shares were subject to a contingent deferred sales charge if these shares were redeemed within four years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine

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valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market

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prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average of approximately 505 futures contracts outstanding for the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $3,900,000 on forward currency contracts for the reporting period.

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Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,286,000,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and

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liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,200,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,069,067 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $6,548,757 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $6,520,320.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

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Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2011, the fund had a capital loss carryover of $1,493,071 available to the extent allowed by the Code to offset future net capital gain, if any. Within this amount, $1,493,071 of the capital loss carryover is considered to be short-term and no monies are long-term. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $375,463,822, resulting in gross unrealized appreciation and depreciation of $8,291,326 and $4,044,730, respectively, or net unrealized appreciation of $4,246,596.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

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Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion and
0.395%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 1.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.04%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.241% of the fund’s average net assets before an increase of $5,507 (0.002% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $578,592 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

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The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $217 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $254, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,772 and $39 from the sale of class A and class M shares, respectively, and received $5,518 and $5,385 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,240 and no monies on class A and class M redemptions, respectively.

75

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $245,723,317 and $263,599,851, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $1,991,875 and $1,989,219, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	417,206,524	$19,500,128
beginning of the reporting period	CHF	2,290,000	$3,074

Options opened	USD	45,081,000	1,082,212
	CHF	—	—

Options exercised	USD	(80,862,185)	(2,422,725)
	CHF	—	—

Options expired	USD	—	—
	CHF	—	—

Options closed	USD	(91,064,934)	(3,897,658)
	CHF	(2,290,000)	(3,074)

Written options outstanding at the	USD	290,360,405	$14,261,957
end of the reporting period	CHF	—	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	3,112,024	$31,314,227	21,173,324	$219,259,807

Shares issued in connection with
reinvestment of distributions	284,112	2,821,231	279,907	2,877,439

	3,396,136	34,135,458	21,453,231	222,137,246

Shares repurchased	(8,678,510)	(87,111,340)	(13,076,179)	(134,930,729)

Net increase (decrease)	(5,282,374)	$(52,975,882)	8,377,052	$87,206,517

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	54,998	$551,472	129,565	$1,332,250

Shares issued in connection with
reinvestment of distributions	3,627	35,946	3,635	37,297

	58,625	587,418	133,200	1,369,547

Shares repurchased	(73,389)	(735,576)	(125,159)	(1,289,185)

Net increase (decrease)	(14,764)	$(148,158)	8,041	$80,362

76

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	479,863	$4,779,956	2,587,429	$26,514,914

Shares issued in connection with
reinvestment of distributions	31,807	314,576	67,946	695,086

	511,670	5,094,532	2,655,375	27,210,000

Shares repurchased	(1,615,082)	(16,089,400)	(3,006,781)	(30,757,702)

Net decrease	(1,103,412)	$(10,994,868)	(351,406)	$(3,547,702)

	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	10,517	$105,797	205,652	$2,131,531

Shares issued in connection with
reinvestment of distributions	4,841	47,979	5,934	60,947

	15,358	153,776	211,586	2,192,478

Shares repurchased	(48,418)	(483,110)	(116,831)	(1,209,367)

Net increase (decrease)	(33,060)	$(329,334)	94,755	$983,111

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	1,493	$14,919	23,821	$245,668

Shares issued in connection with
reinvestment of distributions	390	3,861	649	6,641

	1,883	18,780	24,470	252,309

Shares repurchased	(2,819)	(28,319)	(22,112)	(227,464)

Net increase (decrease)	(936)	$(9,539)	2,358	$24,845

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,463,658	$34,844,543	7,425,045	$77,055,475

Shares issued in connection with
reinvestment of distributions	91,083	907,189	109,629	1,130,273

	3,554,741	35,751,732	7,534,674	78,185,748

Shares repurchased	(4,839,349)	(48,657,745)	(6,570,471)	(68,063,042)

Net increase (decrease)	(1,284,608)	$(12,906,013)	964,203	$10,122,706

77

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$62,548	Payables	$—

Foreign exchange
contracts	Receivables	8,166	Payables	14,411

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	22,535,692*	(depreciation)	21,650,348*

Total		$22,606,406		$21,664,759

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(4,420)	$(4,420)

Foreign exchange
contracts	—	—	(44,479)	—	$(44,479)

Interest rate contracts	(3,825,670)	295,868	—	(5,644,842)	$(9,174,644)

Total	$(3,825,670)	$295,868	$(44,479)	$(5,649,262)	$(9,223,543)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$3,525	$3,525

Foreign exchange
contracts	—	—	8,979	—	$8,979

Interest rate contracts	(877,445)	(1,300,171)	—	4,426,860	$2,249,244

Total	$(877,445)	$(1,300,171)	$8,979	$4,430,385	$2,261,748

78

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $5,989 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $174,910,211 and $146,045,443, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

79

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

80

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

81

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

82

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

83

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Robert J. Darretta	Mark C. Trenchard
Putnam Investment	John A. Hill	Vice President and
Management, LLC	Paul L. Joskow	BSA Compliance Officer
One Post Office Square	Elizabeth T. Kennan
Boston, MA 02109	Kenneth R. Leibler	Robert T. Burns
	Robert E. Patterson	Vice President and
Investment Sub-Manager	George Putnam, III	Chief Legal Officer
Putnam Investments Limited	Robert L. Reynolds
57–59 St James’s Street	W. Thomas Stephens	James P. Pappas
London, England SW1A 1LD		Vice President
Officers
Investment Sub-Advisor	Robert L. Reynolds	Judith Cohen
The Putnam Advisory	President	Vice President, Clerk and
Company, LLC		Assistant Treasurer
One Post Office Square	Jonathan S. Horwitz
Boston, MA 02109	Executive Vice President,	Michael Higgins
	Principal Executive	Vice President, Senior Associate
Marketing Services	Officer, Treasurer and	Treasurer and Assistant Clerk
Putnam Retail Management	Compliance Liaison
One Post Office Square		Nancy E. Florek
Boston, MA 02109	Steven D. Krichmar	Vice President, Assistant Clerk,
	Vice President and	Assistant Treasurer and
Custodian	Principal Financial Officer	Proxy Manager
State Street Bank
and Trust Company	Janet C. Smith	Susan G. Malloy
	Vice President, Assistant	Vice President and
Legal Counsel	Treasurer and Principal	Assistant Treasurer
Ropes & Gray LLP	Accounting Officer

Trustees	Robert R. Leveille
Jameson A. Baxter, Chair	Vice President and
Ravi Akhoury	Chief Compliance Officer
Barbara M. Baumann
Charles B. Curtis

This report is for the information of shareholders of Putnam Absolute Return 100 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

84

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA104
274578 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PTRNX

Putnam Absolute Return 300 Fund

Semiannual report 4|30|12

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
300 Fund

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. Additional risks are listed in the fund’s prospectus.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Absolute Return 300 Fund

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 300 Fund can add diversification to a portfolio for investors looking for an alternative to traditional funds that focus on bonds.

The fund's management team has over a decade of experience in absolute return investing.

D. William Kohli, Portfolio Manager and Co-Head of Fixed Income, leads the fund and is backed by a seasoned team.

- 5 portfolio managers averaging 23 years in the investment industry
- Research of over 70 specialists across global fixed-income sectors
- 12 years of experience managing absolute return strategies

Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio. **The fund is not intended to outperform stocks and bonds during strong market rallies.**

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Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund prospectus for complete details.

The 300 Fund has been less volatile than stocks and on par with bonds.

The fund has pursued active strategies to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/12

Treasury bills 0.06%
Putnam Absolute Return 300 Fund 2.86%
Bonds 2.75%
Stocks 17.97%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

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Interview with your fund’s portfolio manager

Can you give us an update on financial markets in the semiannual period?

In the first half of the fund’s fiscal year, we saw greater confidence in markets as macroeconomic risks receded. This was especially evident from December through March. Three major concerns that had gripped markets in 2011 — a double-dip recession in the United States, sovereign debt risk in Europe, and a hard landing for China’s economy — seemed less menacing.

The U.S. economy expanded and created new jobs from the end of last summer through the end of the period. In addition, the European Central Bank’s Long-Term Refinancing Operation [LTRO], initiated in December and expanded in February, eased short-term funding fears afflicting the European banking system. The orderliness of Greece’s debt restructuring in February, and a resolution for related credit default swaps, helped to resolve great uncertainty in the bond market. In addition, China’s economy has so far avoided an abrupt slowdown of economic growth. These factors helped the performance of many sectors of the fixed-income markets in which the fund invests.

Volatility increased late in the period. Are we at risk of experiencing a repeat of 2010 and 2011?

The market retreat in April bears some similarities in timing and causes to events that we experienced in each of the past two

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on page 16.

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years. Worries about unresolved problems in Europe’s sovereign debt market and a drop-off in U.S. economic data appear to be contributing to the volatility. Should markets turn more volatile, the fund’s absolute return mandate gives us a number of tools that we can implement to reduce market risk.

How have you modified the fund’s strategies during the period?

We have made small, tactical adjustments to positions that were already part of the portfolio. For example, at the beginning of the period last November we found attractive valuation opportunities in the non-agency residential mortgage-backed securities [RMBS], and we increased this weighting. Toward the end of the period, after strong results from this sector, we began to pare back the exposure to reduce risk.

We also took a stance in currency markets that was more aligned with a positive view on the global economic cycle. That meant more exposure to emerging-market currencies and to the Australian dollar, for example. These markets generally enjoy stronger export demand when the global economy is expanding. At the same time, we favored underweights to the euro and the yen. As the period progressed, and economic indicators became less encouraging, we shifted to a more defensive posture by reducing exposure to emerging-market currencies, for example. We pursue currency strategies as a source of diversification, because they are not highly correlated with the credit and mortgage-backed sectors of the fixed-income market. We manage currency exposures with forward currency contracts, a type of derivative.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 4/30/12. Cash and net other assets represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

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What areas of the portfolio have shown the most strength?

For the semiannual period, the fund’s class A shares delivered a 1.51% return before sales charges. As I mentioned, non-agency RMBS contributed to these results in the period, rewarding what we considered the attractive fundamentals of these securities. The fund’s position did not fare well during the fund’s previous fiscal year, when the market feared a large increase in the supply of these securities from sales by the Federal Reserve [Fed] and from banks in Europe. By contrast, in the first quarter of 2012, investors showed a much greater appetite for these securities. The Fed completed an auction of its portfolio of securities in this sector, and prices held firm. Many of the worries about supply overwhelming demand began to ease.

Commercial mortgage-backed securities [CMBS] also performed well. In this area, we have favored AAA-CMBS and seasoned mezzanine CMBS. These issues are very senior in the capital structure, which means they are well protected from weakness in commercial real estate, according to our research. During the semiannual period they outperformed Treasuries with similar interest-rate sensitivity, or duration.

Interest-only collateralized mortgage obligations [CMO IOs] also contributed positive results in the first half of the current fiscal year. These securities tend to be

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/12. Short-term holdings, derivatives securities, and TBA commitments are excluded. Holdings will vary over time.

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sensitive to mortgage prepayment rates because they are comprised of the cash flows from the interest component of residential mortgage payments. They also typically perform well when low prepayment rates keep existing streams of interest payments steady. Mortgage refinancings interrupt this stream.

We have built and maintained the CMO IO strategy with the view that prepayments would remain below historical norms because two trends are discouraging refinancings — generally low loan-to-value ratios and stricter lending standards. Market trends have generally played out as we expected. To limit the risk that our view might be in error, we have favored CMO IOs with relatively lower coupons. Mortgage-holders who already enjoy relatively low interest rates have less opportunity and likelihood to seek refinancings.

We also sought to reduce risk in this strategy by favoring bonds backed by mortgages securitized after the eligibility deadline of the federal government’s Home Affordable Refinance Program. This program allows certain “underwater” borrowers who are current on their payments to refinance their loans at market rates.

Outside the mortgage-backed sectors, strategies in investment-grade corporate bonds also boosted returns. The impressive fundamental performance of U.S. corporations during the period was a source of strength for these holdings. We had seen lackluster performance in 2011 because fears of economic weakness translated into concern that credit quality would weaken. When the economic expansion showed resilience instead, it provided a more supportive environment for corporate securities.

In managing sector exposures, we implement derivatives strategies. Total return swaps allow us to both gain exposure and hedge risks. We can use options strategies to isolate prepayment risk, or to hedge against changes in security values.

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for classification purposes. Holdings will vary over time.

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Where have you seen disappointments?

Our term-structure strategy had subpar results. We established a slight bias toward a steepening curve, on the expectation that long-term interest rates might move higher. We considered it more risky to expect interest rates to fall, because rates were already at historically low levels and current accommodative monetary policy creates inflation risk.

For the period as a whole, this strategy detracted from the fund’s results. Early in the period and again late in the period, long-term rates moved lower. In addition, fund results were also hurt by the fact that rates in the intermediate part of the curve fell more than short-term rates. We managed the portfolio’s overall duration — a measure of interest-rate sensitivity — with a number of derivatives. Options allow us to hedge duration and convexity, and set exposure to interest-rate risk. We also use Treasury futures contracts and interest-rate swaps for similar purposes. In addition, we can hedge interest-rate risk with interest-rate swaps and futures contracts.

What are some of the prominent risks today, and what strategies have you put in place seeking to mitigate them?

There is increased fear in the markets today because of the situation in Europe, and we have adjusted the portfolio to take a more defensive posture. Spain’s economy is in recession, which exacerbates the difficulty of dealing with its budget deficit and the burden of debt coming due this year. Higher yields on sovereign bonds of both Spain and Italy signal markets once again have doubts about the ability of sovereign nations to bring debts to acceptable levels. We have trimmed some of our risk exposures in response. Now that we have seen a significant rally during the period, we do not believe we are giving up as much return potential in making this shift. At the same time, we still believe that markets

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional fixed income risks and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable to pay. Putnam monitors the counterparty risks we assume. Putnam also seeks to mitigate the level of ongoing counterparty credit risk by entering into collateral agreements with counterparties in which collateral is posted on a regular basis to cover the developing gain or loss of open swaps and forward contracts.

See pages 78-80 for more information on the types of derivatives used.

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continue to offer opportunities for the funds to pursue their absolute return objectives over time. In the near to intermediate term, we may see opportunities to add risk positions at more attractive valuation levels.

Bill, thanks for giving us this update today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Kevin F. Murphy; Michael V. Salm; Paul D. Scanlon, CFA; and Raman Srivastava, CFA.

IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	10.01%	8.92%	8.65%	8.65%	7.20%	7.20%	9.58%	8.71%	8.99%	10.87%
Annual average	2.89	2.58	2.51	2.51	2.10	2.10	2.77	2.52	2.60	3.13

3 years	8.68	7.62	7.56	7.56	6.13	6.13	8.36	7.51	7.78	9.43
Annual average	2.81	2.48	2.46	2.46	2.00	2.00	2.71	2.44	2.53	3.05

1 year	–3.87	–4.82	–4.09	–5.04	–4.72	–5.67	–3.95	–4.64	–4.12	–3.70

6 months	1.51	0.54	1.40	0.40	1.05	0.05	1.44	0.66	1.35	1.56

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 1.00% and 0.75% sales charge, respectively, levied at the time of purchase. Effective April 5, 2010, the sales charges for class A and M shares were lowered from 3.25% and 2.00%, respectively. Investors who purchased class A or M shares prior to this date received a lower after-sales-charge return. Also effective April 5, 2010, the contingent deferred sales charge (CDSC) for class B shares was lowered. Investors who purchased class B shares prior to April 5, 2010, would pay a CDSC of 3% for shares redeemed in the first year, declining over time to 1% for shares redeemed in the fourth year, and no CDSC thereafter. Effective April 5, 2010, class B share returns after the CDSC reflect the applicable CDSC, which is 1% in the first year, declining to 0.5% in the second year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

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Comparative index returns For periods ended 4/30/12

	BofA (Bank of America) Merrill Lynch	Barclays U.S. Aggregate
	U.S. Treasury Bill Index	Bond Index

Life of fund	0.67%	23.76%
Annual average	0.20	6.57

3 years	0.55	22.70
Annual average	0.18	7.06

1 year	0.08	7.54

6 months	0.02	2.44

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.103		$0.082	$0.027	$0.096		$0.077	$0.129

Capital gains	—		—	—	—		—	—

Total	$0.103		$0.082	$0.027	$0.096		$0.077	$0.129

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$10.38	$10.48	$10.32	$10.24	$10.35	$10.43	$10.34	$10.43

4/30/12	10.43	10.54	10.38	10.32	10.40	10.48	10.40	10.46

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (1.00% for class A shares and 0.75% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	10.32%	9.23%	8.97%	8.97%	7.62%	7.62%	9.89%	9.02%	9.30%	11.09%
Annual average	3.05	2.74	2.66	2.66	2.27	2.27	2.92	2.67	2.76	3.27

3 years	9.64	8.56	8.52	8.52	7.18	7.18	9.33	8.46	8.74	10.29
Annual average	3.12	2.78	2.76	2.76	2.34	2.34	3.02	2.74	2.83	3.32

1 year	–2.97	–3.94	–3.28	–4.23	–3.82	–4.78	–3.14	–3.84	–3.32	–2.90

6 months	2.29	1.31	2.09	1.09	1.84	0.84	2.22	1.44	2.03	2.25

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses for the fiscal year ended 10/31/11*	0.87%	1.07%	1.62%	0.92%	1.12%	0.62%

Total annual operating expenses for the fiscal year
ended 10/31/11	1.05%	1.25%	1.80%	1.10%	1.30%	0.80%

Annualized expense ratio for the six-month period
ended 4/30/12†	0.84%	1.04%	1.59%	0.89%	1.09%	0.59%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 6/30/13.

† Includes a decrease of 0.01% from annualizing the performance fee adjustment for the six months ended 4/30/12.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.21	$5.21	$7.95	$4.46	$5.46	$2.96

Ending value (after expenses)	$1,015.10	$1,014.00	$1,010.50	$1,014.40	$1,013.50	$1,015.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$4.22	$5.22	$7.97	$4.47	$5.47	$2.97

Ending value (after expenses)	$1,020.69	$1,019.69	$1,016.96	$1,020.44	$1,019.44	$1,021.93

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 1% maximum during the first year to 0.5% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their

15

differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S.

Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

17

The fund’s portfolio 4/30/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.0%)*	Principal amount	Value

American Home Mortgage Investment Trust
Ser. 07-1, Class GIOP, IO, 2.078s, 2047	$4,689,178	$571,494
FRB Ser. 07-1, Class GA1A, 0.399s, 2047	21,998,784	11,879,343

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.837s, 2049	870,334	878,875
Ser. 04-3, Class D, 5.791s, 2039	2,832,319	2,692,799
Ser. 07-2, Class A2, 5.634s, 2049 F	4,868,626	5,012,541
Ser. 06-5, Class A2, 5.317s, 2047	7,862,392	7,902,034
Ser. 06-6, Class A2, 5.309s, 2045	4,260,511	4,282,857
Ser. 04-4, Class D, 5.073s, 2042	1,827,000	1,726,515
Ser. 07-1, Class XW, IO, 0.466s, 2049	8,012,979	79,312

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	1,954,000	1,964,903
Ser. 04-4, Class XC, IO, 1.04s, 2042	6,860,514	89,770
Ser. 02-PB2, Class XC, IO, 0.731s, 2035	9,667,754	8,450

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.823s, 2046	44,046,758	1,816,929
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	103,573,012	4,443,282
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047	116,940,714	3,005,376
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046	120,151,035	3,075,867

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 02-PBW1, Class G, 5.83s, 2035	1,867,000	1,825,366

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	19,241,701	500,284
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047	11,810,061	248,011
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046	25,839,111	478,024
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	13,792,898	193,101

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3,
Class AJ, 4.96s, 2043	2,520,000	2,360,333

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR1,
Class A3, 0.459s, 2037	2,154,431	1,152,621

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 07-CD4, Class A2B, 5.205s, 2049	980,720	990,824

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E,
7.64s, 2032	1,914,000	2,058,507

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	1,280,795	1,279,213
Ser. 05-LP5, Class B, 5.105s, 2043 F	4,064,000	3,821,139

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.589s, 2035	3,068,868	1,841,321
FRB Ser. 07-OA4, Class A1, 0.409s, 2047	6,344,650	3,933,683
FRB Ser. 07-OA3, Class 1A1, 0.379s, 2047	5,049,081	3,244,034

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.967s, 2039	3,287,331	3,282,913

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	2,196,000	2,196,000
Ser. 05-C5, Class AJ, 5.1s, 2038 F	3,154,000	3,200,674
Ser. 03-CPN1, Class E, 4.891s, 2035	1,849,000	1,834,116

18

MORTGAGE-BACKED SECURITIES (37.0%)* cont.	Principal amount	Value

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	$2,315,151	$2,491,695
Ser. 03-C3, Class AX, IO, 1.937s, 2038	65,608,898	719,074
Ser. 04-C4, Class AX, IO, 1.189s, 2039	6,635,645	101,904

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB
Ser. 06-AR1, Class 1A3, 0.569s, 2036	4,961,720	2,108,731

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.444s, 2031	2,057,000	2,150,208
Ser. 98-CF2, Class B3, 6.04s, 2031	3,692,007	3,836,226

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.539s, 2035	227,351	361,488
IFB Ser. 3072, Class SM, 22.916s, 2035	624,703	964,937
IFB Ser. 3072, Class SB, 22.769s, 2035	559,715	860,848
IFB Ser. 3249, Class PS, 21.482s, 2036	506,994	747,882
IFB Ser. 2990, Class LB, 16.332s, 2034	1,358,016	1,867,584
IFB Ser. 3835, Class SN, 15.524s, 2041	28,726,275	39,968,302
IFB Ser. 3859, Class SG, IO, 6.46s, 2039	4,265,147	623,650
IFB Ser. 3727, Class PS, IO, 6.46s, 2038	31,264,799	4,044,267
IFB Ser. 3835, Class SC, IO, 6.41s, 2038	24,799,038	4,561,287
IFB Ser. 3856, Class PS, IO, 6.36s, 2040	4,709,906	763,935
IFB Ser. 3708, Class SQ, IO, 6.31s, 2040	20,172,057	3,016,126
IFB Ser. 3907, Class KS, IO, 6.31s, 2040	10,006,067	1,843,663
IFB Ser. 3708, Class SA, IO, 6.21s, 2040	40,444,311	5,925,900
IFB Ser. 3934, Class SA, IO, 6.16s, 2041	2,258,805	395,223
IFB Ser. 3852, Class NT, 5.76s, 2041	12,119,064	12,674,239
IFB Ser. 3852, Class TB, 5.76s, 2041	2,074,564	2,171,964
IFB Ser. 3752, Class PS, IO, 5.76s, 2040	20,472,456	3,494,853
Ser. 3632, Class CI, IO, 5s, 2038	671,147	54,524
Ser. 3626, Class DI, IO, 5s, 2037	440,069	20,661
Ser. 3747, Class HI, IO, 4 1/2s, 2037	821,137	96,731
Ser. 3748, Class NI, IO, 4s, 2034	10,577,459	955,568
Ser. 3736, Class QI, IO, 4s, 2034	22,123,769	1,050,879
Ser. 3751, Class MI, IO, 4s, 2034	1,693,028	85,362
Ser. T-8, Class A9, IO, 0.428s, 2028	603,403	4,903
Ser. T-59, Class 1AX, IO, 0.275s, 2043	1,381,145	12,085
Ser. T-48, Class A2, IO, 0.212s, 2033	1,976,865	12,355
FRB Ser. T-54, Class 2A, IO, zero %, 2043	798,084	125

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.645s, 2031	2,054,007	2,854,829
IFB Ser. 05-74, Class NK, 26.306s, 2035	139,555	247,776
IFB Ser. 07-53, Class SP, 23.325s, 2037	543,742	845,598
IFB Ser. 06-86, Class SY, 23.141s, 2036	1,421,923	2,019,130
IFB Ser. 05-75, Class GS, 19.534s, 2035	602,368	862,175
IFB Ser. 11-4, Class CS, 12.423s, 2040	6,044,665	7,011,811
IFB Ser. 12-3, Class SD, IO, 6.271s, 2042	6,646,504	1,258,649
IFB Ser. 11-67, Class BS, IO, 6.261s, 2041	20,612,770	3,308,350
IFB Ser. 404, Class S13, IO, 6.161s, 2040	886,768	123,272
IFB Ser. 10-35, Class SG, IO, 6.161s, 2040	16,109,499	2,603,617
Ser. 397, Class 2, IO, 5s, 2039	591,261	91,184
Ser. 398, Class C5, IO, 5s, 2039	1,724,538	165,383
Ser. 12-30, Class PI, IO, 4s, 2042	12,245,967	2,146,718

19

MORTGAGE-BACKED SECURITIES (37.0%)* cont.	Principal amount	Value

Federal National Mortgage Association
Ser. 406, Class 2, IO, 4s, 2041	$1,934,639	$293,872
Ser. 406, Class 1, IO, 4s, 2041	1,203,725	194,161
Ser. 03-W10, Class 1, IO, 1.431s, 2043	576,456	27,202
Ser. 98-W2, Class X, IO, 0.997s, 2028	3,767,316	176,593
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,706,181	133
Ser. 07-44, Class CO, PO, zero %, 2037	196,511	175,445
Ser. 98-W5, Class X, IO, zero %, 2028	1,086,798	44,491

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	2,410,000	2,417,230

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	1,999,167	1,999,167

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3,
5.481s, 2049	3,126,000	3,390,678

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class G, 5.157s, 2038 F	2,606,000	2,403,301
Ser. 05-C2, Class XC, IO, 0.157s, 2043	40,865,670	301,589

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	2,958,000	2,873,724

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C2, Class H, 6.756s, 2038 F	1,713,000	1,723,629
FRB Ser. 03-C2, Class F, 5.652s, 2040	1,472,000	1,421,688

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.504s, 2041	14,838,455	22,860,569
IFB Ser. 10-158, Class SD, 14.281s, 2040	2,479,000	3,475,880
IFB Ser. 11-70, Class WS, 9.221s, 2040	10,522,271	11,887,325
IFB Ser. 11-72, Class SE, 7.084s, 2041	7,375,000	7,556,602
IFB Ser. 11-56, Class MS, 6.831s, 2041	2,602,634	2,841,738
IFB Ser. 11-56, Class SG, 6.831s, 2041	1,254,396	1,377,201
IFB Ser. 11-37, Class SB, IO, 6.46s, 2038	2,427,769	334,785
IFB Ser. 11-61, Class CS, IO, 6.44s, 2035	20,301,317	3,072,828
IFB Ser. 10-85, Class SD, IO, 6.41s, 2038	1,092,690	183,856
IFB Ser. 11-37, Class SD, IO, 6.41s, 2038	3,123,446	426,925
IFB Ser. 10-120, Class SB, IO, 5.96s, 2035	2,169,478	230,811
IFB Ser. 10-20, Class SC, IO, 5.91s, 2040	564,623	95,314
IFB Ser. 11-70, Class SN, IO, 5.66s, 2041	10,626,000	3,130,845
IFB Ser. 11-70, Class SH, IO, 5.65s, 2041	13,288,000	3,931,388
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	954,264	163,269
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	12,660,753	1,747,235
Ser. 11-70, PO, zero %, 2041	19,804,190	15,542,131
Ser. 10-151, Class KO, PO, zero %, 2037	4,154,875	3,778,568

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X,
IO, 1s, 2036	13,304,441	469,647

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1,
Class G, 4.773s, 2035	2,233,000	2,178,895

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	891,819	915,648

GSMPS Mortgage Loan Trust 144A
Ser. 98-2, IO, 0.446s, 2027	163,462	13
Ser. 98-3, IO, 0.31s, 2027	198,692	3,702
Ser. 99-2, IO, zero %, 2027	293,885	3,823
Ser. 98-4, IO, zero %, 2026	229,722	7,511

20

MORTGAGE-BACKED SECURITIES (37.0%)* cont.	Principal amount	Value

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39,
Class A1, 0.419s, 2037	$13,315,756	$7,057,351

JPMorgan Alternative Loan Trust
FRB Ser. 06-A7, Class 1A1, 0.399s, 2036	10,587,981	5,056,587
FRB Ser. 07-A1, Class 1A3A, 0.389s, 2037	5,032,204	2,667,068

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 04-CB9, Class B, 5.853s, 2041 F	3,181,000	3,039,062
FRB Ser. 02-C2, Class E, 5.518s, 2034	2,251,000	2,247,353
Ser. 07-LDPX, Class A3S, 5.317s, 2049	4,595,000	4,712,637
Ser. 02-C3, Class D, 5.314s, 2035	3,519,000	3,557,253
FRB Ser. 03-LN1, Class B, 5.012s, 2037	2,100,000	1,985,550

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037	2,672,000	2,677,665
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	2,404,000	2,426,149

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	5,600,000	6,012,731
Ser. 06-C3, Class A2, 5.532s, 2032	19,032	19,026
Ser. 06-C7, Class A2, 5.3s, 2038	1,732,934	1,732,934
Ser. 05-C7, Class A2, 5.103s, 2030	45,496	45,496
Ser. 07-C2, Class XW, IO, 0.712s, 2040	6,664,985	108,333

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035	6,492,000	6,495,895
Ser. 03-C8, Class G, 5.35s, 2037	1,803,000	1,813,148

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X,
PO, zero %, 2047	9,532,289	303,842

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.032s, 2050	889,000	923,371
FRB Ser. 07-C1, Class A2, 5.928s, 2050	1,052,521	1,053,485
Ser. 05-MCP1, Class XC, IO, 0.257s, 2043	163,918,549	1,688,525

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-1, Class A2, 5.439s, 2039	136,800	137,003
FRB Ser. 06-4, Class A2FL, 0.36s, 2049	2,202,867	2,180,839

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.782s, 2049 F	6,515,389	6,638,694
Ser. 06-HQ9, Class A2, 5.618s, 2044	653,478	653,310
Ser. 07-IQ14, Class A2, 5.61s, 2049	3,010,054	3,088,674

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C,
5.237s, 2041 F	2,734,000	2,749,556

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	3,158,000	3,123,167

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5 7/8s, 2035	2,126,000	2,025,015

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.854s, 2043 F	843,571	872,791

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	4,302,883	4,499,323

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046	16,918,915	879,784
Ser. 06-Q07, Class X1, IO, 0.9s, 2046	11,166,156	357,317

21

MORTGAGE-BACKED SECURITIES (37.0%)* cont.	Principal amount	Value

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	$4,138,000	$4,270,439

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	26,496,008	1,004,199
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037	9,190,682	197,600
Ser. 06-AR8, Class X, IO, 0.4s, 2036	41,245,352	556,812

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3,
IO, 6.009s, 2045	1,490,441	238,471

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.656s, 2039 F	4,032,000	4,254,756

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043	171,149	171,149
Ser. 06-C28, Class A3, 5.679s, 2048	1,571,000	1,692,771
Ser. 07-C30, Class A3, 5.246s, 2043	1,256,209	1,273,578
Ser. 06-C29, IO, 0.55s, 2048	166,478,777	2,728,587

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A1, 0.289s, 2036	3,778,495	1,643,645

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036 F	589,000	593,330

WAMU Mortgage Pass-Through Certificates FRB Ser. 05-AR17,
Class A1C4, 0.639s, 2045	6,018,338	2,708,252

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.469s, 2037	21,230,828	11,783,109

Total mortgage-backed securities (cost $406,192,732)		$425,001,226

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)
Government National Mortgage Association
Pass-Through Certificates
4s, TBA, May 1, 2042	$7,000,000	$7,570,938
3 1/2s, TBA, May 1, 2042	8,000,000	8,420,000

		15,990,938
U.S. Government Agency Mortgage Obligations (16.8%)
Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, May 1, 2042	2,000,000	2,141,406
4s, TBA, May 1, 2042	33,000,000	34,907,813
3 1/2s, TBA, June 1, 2042	50,000,000	51,781,250
3 1/2s, TBA, May 1, 2042	100,000,000	103,843,750

		192,674,219

Total U.S. government and agency mortgage obligations (cost $206,674,766)		$208,665,157

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)*	Principal amount	Value

Wells Fargo & Co. 2 1/8s, FDIC guaranteed notes,
June 15, 2012	$840,000	$841,969

Total U.S. government agency obligations (cost $840,310)		$841,969

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$371,000	$399,810

Total U.S. treasury obligations (cost $349,919)		$399,810

22

CORPORATE BONDS AND NOTES (18.0%)*	Principal amount		Value

Basic materials (1.6%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013		$1,145,000	$1,172,835

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		950,000	1,018,875

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		1,270,000	1,431,350

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		1,000,000	1,035,000

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s,
2015 (United Kingdom)	EUR	195,000	275,021

LyondellBasell Industries NV 144A company
guaranty sr. notes 6s, 2021 (Netherlands)		$200,000	216,000

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		1,985,000	2,721,620

Sealed Air Corp. sr. notes 7 7/8s, 2017		1,385,000	1,498,808

Sealed Air Corp. 144A notes 5 5/8s, 2013		1,442,000	1,486,356

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020		1,032,000	1,197,120

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		1,320,000	1,513,214

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013		4,175,000	4,457,117

			18,023,316
Capital goods (0.3%)
Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		227,000	244,593

Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		1,000,000	1,057,500

Staples, Inc. sr. unsec. notes 9 3/4s, 2014		2,495,000	2,827,219

			4,129,312
Communication services (1.9%)
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		1,020,000	1,104,150

CenturyLink, Inc. sr. unsec. unsub. notes Ser. L, 7 7/8s, 2012		3,010,000	3,064,466

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2015		2,205,000	2,519,080

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		1,000,000	1,052,500

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)		1,480,000	1,646,500

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		1,005,000	1,082,888

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		2,835,000	3,075,975

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		210,000	225,750

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec.
unsub. notes 8 1/2s, 2015		1,000,000	1,030,000

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		1,270,000	1,422,400

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015		2,900,000	3,032,852

Wind Acquisition Finance SA 144A company guaranty sr. sec.
bonds 7 3/8s, 2018 (Luxembourg)	EUR	850,000	1,011,978

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		$1,000,000	1,105,000

			21,373,539
Consumer cyclicals (2.1%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		2,560,000	2,777,600

Belo Corp. sr. unsec. unsub. notes 8s, 2016		500,000	553,750

23

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Building Materials Corp. 144A sr. notes 7s, 2020		$1,010,000	$1,078,175

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		250,000	276,250

DISH DBS Corp. company guaranty 7 1/8s, 2016		977,000	1,082,028

Ford Motor Credit Corp. sr. unsec. notes 12s, 2015		1,250,000	1,575,000

Hanesbrands, Inc. company guaranty sr. unsec. notes FRN
Ser. B, 4.146s, 2014		896,000	897,129

Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 R		1,000,000	1,027,500

Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		895,000	1,019,181

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		3,000,000	3,131,250

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s,
2066 (Italy)	EUR	100,000	118,177

MGM Resorts International sr. notes 10 3/8s, 2014		$340,000	387,600

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		1,675,000	1,815,375

Owens Corning company guaranty sr. unsec. notes 9s, 2019		1,500,000	1,856,250

QVC, Inc. 144A sr. notes 7 1/8s, 2017		965,000	1,032,550

Sears Holdings Corp. company guaranty 6 5/8s, 2018		725,000	643,438

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017		950,000	988,000

Turner Broadcasting System, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2013		2,365,000	2,559,093

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014		1,571,000	1,692,308

			24,510,654
Consumer staples (1.2%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2014		2,775,000	3,082,226

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		2,105,000	2,378,650

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		415,000	450,794

Dean Foods Co. company guaranty sr. unsec. unsub. notes
7s, 2016		365,000	379,600

JBS USA, LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		500,000	575,000

Kraft Foods, Inc. sr. unsec. notes 2 5/8s, 2013		3,270,000	3,330,188

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		905,000	1,058,850

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		1,960,000	2,258,900

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016		500,000	543,750

			14,057,958
Energy (1.4%)
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		481,000	481,000

Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		935,000	1,019,150

Chesapeake Midstream Partners LP/CHKM Finance Corp. company
guaranty sr. unsec notes 5 7/8s, 2021		300,000	285,000

24

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount	Value

Energy cont.
CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017	$985,000	$1,039,175

Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	955,000	1,060,050

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)	1,000,000	1,142,310

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017 R	95,000	95,000

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	593,000	604,860

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	945,000	1,046,588

Petrobras International Finance Co. company
guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000,000	5,234,170

Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	1,000,000	1,110,000

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 4 1/2s, 2012 (Qatar)	1,000,000	1,012,500

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017	2,000,000	1,980,000

		16,109,803
Financials (6.2%)
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2014	1,500,000	1,515,000

Barclays Bank PLC unsec. sub. notes FRN Ser. EMTN, 0.674s,
2017 (United Kingdom)	4,448,000	4,353,747

CIT Group, Inc. 144A company guaranty notes 5 1/4s, 2014	1,500,000	1,545,000

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	3,650,000	3,699,443

Erac USA Finance Co. 144A company guaranty notes
2 1/4s, 2014	3,185,000	3,218,837

Erac USA Finance Co. 144A company
guaranty sr. notes 2 3/4s, 2013	2,315,000	2,349,282

GATX Corp. notes 4 3/4s, 2012	750,000	760,846

Goldman Sachs Group, Inc. (The) sr. notes 3 5/8s, 2012	791,000	795,739

Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038	1,075,000	1,128,750

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	815,000	748,882

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	1,150,000	1,210,375

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	4,575,000	4,519,382

JPMorgan Chase Capital XX company guaranty jr. unsec.
sub. notes Ser. T, 6.55s, 2036	6,925,000	6,950,969

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 4 7/8s, 2016 (United Kingdom)	60,000	62,295

Lloyds TSB Bank PLC company guaranty sr. unsec.
sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	2,940,000	2,814,685

MetLife Global Funding I 144A sr. unsec. notes 2 7/8s, 2012	1,030,000	1,037,959

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	200,000	216,214

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013	350,000	364,148

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s,
2013 (Australia)	2,830,000	2,864,000

New York Life Global Funding 144A notes 3s, 2015	4,560,000	4,807,179

25

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount		Value

Financials cont.
Prudential Covered Trust 2012-1 144A company
guaranty notes 2.997s, 2015		$1,755,000	$1,779,396

Royal Bank of Scotland PLC (The) company
guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013
(United Kingdom)		2,560,000	2,590,272

Royal Bank of Scotland PLC (The) 144A company
guaranty sr. unsec. unsub. notes 4 7/8s, 2014
(United Kingdom)		1,620,000	1,666,848

Scotland International Finance No2 BV 144A bank
guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)		605,000	605,407

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)		425,000	427,635

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015 R		3,900,000	4,309,796

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R		300,000	320,359

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)		3,610,000	3,643,356

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 2.95s, 2012		4,250,000	4,299,657

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual
maturity (Jersey)	EUR	27,000	28,892

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
035 (Russia)		$500,000	517,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,000,000	1,055,210

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)		1,850,000	1,932,566

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s,
2012 (Australia)		2,665,000	2,690,000

			70,829,626
Health care (0.4%)
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	510,000	692,180

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$900,000	1,031,625

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		805,000	893,550

HCA, Inc. sr. notes 6 1/2s, 2020		665,000	709,888

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		630,000	664,650

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		130,000	145,763

Tenet Healthcare Corp. 144A company guaranty notes
6 1/4s, 2018		665,000	691,600

			4,829,256
Technology (0.2%)
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.217s, 2013 (Netherlands)		75,000	75,000

Seagate Technology International 144A company
guaranty sr. sec. notes 10s, 2014 (Cayman Islands)		2,095,000	2,362,113

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		120,000	127,945

			2,565,058
Transportation (0.7%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	888,000	1,022,376

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		$1,041,541	1,114,449

26

CORPORATE BONDS AND NOTES (18.0%)* cont.	Principal amount		Value

Transportation cont.
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017		$1,022,484	$1,078,721

Federal Express Corp. 2012 Pass Through Trust 144A
notes 2 5/8s, 2018		4,400,000	4,400,610

RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017		35,000	36,663

			7,652,819
Utilities and power (2.0%)
AES Corp. (The) sr. unsec. notes 8s, 2020		500,000	575,000

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,005,000	1,145,700

Ameren Corp. sr. unsec. notes 8 7/8s, 2014		1,760,000	1,986,239

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.417s, 2013		760,000	756,200

El Paso Corp. sr. unsec. notes 7s, 2017		1,140,000	1,282,123

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014		1,500,000	1,530,000

KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012		3,439,000	3,499,478

Kinder Morgan, Inc./Kansas sr. notes 6 1/2s, 2012		2,510,000	2,544,513

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012		4,400,000	4,384,310

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		3,816,000	5,087,007

			22,790,570

Total corporate bonds and notes (cost $201,752,028)			$206,871,911

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)*	strike price	amount	Value

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.085% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	$11,614,000	$186,753

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.064% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	11,614,000	163,525

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.042% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	11,614,000	136,697

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	8,469,000	4,827

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	39,445,428	4,562,653

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	39,445,428	9,861

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	32,871,190	4,256,819

27

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	$32,871,190	$3,775,914

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	32,871,190	7,560

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	32,871,190	3,616

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	13,148,476	1,691,814

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	13,148,476	1,315

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	32,871,190	4,323,876

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	32,871,190	2,630

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	8,469,000	4,827

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	52,551,000	8,012,136

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	Jul-16/4.74	52,551,000	1,438,689

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	8,469,000	11,010

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	37,351,000	498,636

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	62,614,000	7,695,261

28

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	$62,614,000	$2,222,797

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	52,551,000	7,788,058

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	52,551,000	1,492,448

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	42,037,000	4,884,699

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	42,037,000	1,286,332

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	22,019,000	469,665

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	22,019,000	418,361

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	59,782,000	505,158

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	22,019,000	363,974

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	8,469,000	11,010

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	37,351,000	498,636

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	22,019,000	300,559

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	22,019,000	225,254

29

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	$62,774,000	$5,188,271

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	62,774,000	3,175,737

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	82,042,000	8,074,574

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	82,042,000	929,536

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	3,971,000	392,573

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	3,971,000	44,515

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	15,321,700	4,137,319

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	15,321,700	712,153

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	15,321,700	4,336,194

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	15,321,700	661,897

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	19,839,000	528,114

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.13375% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.13375	11,614,000	230,538

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.2475% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	19,839,000	496,769

30

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.1125% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.1125	$11,614,000	$211,839

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.225% versus the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	19,839,000	459,868

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	69,014,500	4,035,278

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	69,014,500	198,762

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	8,469,000	11,010

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	8,469,000	4,827

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	63,093,000	4,731,344

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	63,093,000	1,121,163

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	82,042,000	7,997,454

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	82,042,000	1,009,937

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	77,106,000	7,490,077

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	77,106,000	948,404

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	8,469,000	85,960

31

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	$8,469,000	$82,234

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	5,375,000	159,799

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	5,375,000	114,058

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3675% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	19,839,000	635,840

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,726,000	491,012

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	8,726,000	477,574

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	8,469,000	76,729

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	8,469,000	71,055

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	5,375,000	151,468

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	5,375,000	103,361

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.34375% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	19,839,000	604,494

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	8,469,000	65,550

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3175% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	19,839,000	564,023

32

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	$5,375,000	$141,040

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	5,375,000	91,268

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	5,375,000	131,365

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	5,375,000	79,765

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,726,000	375,043

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	8,726,000	365,532

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	5,375,000	118,734

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	5,375,000	65,898

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	7,703,000	139,886

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	8,469,000	11,010

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	5,375,000	104,974

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	5,375,000	49,719

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	37,351,000	515,817

33

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	$16,990,000	$177,715

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	8,469,000	4,827

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	5,375,000	90,193

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	5,375,000	32,949

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.03% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	16,990,000	122,668

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	8,726,000	196,946

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	8,726,000	195,899

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	5,375,000	69,875

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	5,375,000	11,288

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.005% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.005	16,990,000	42,985

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	63,093,000	4,858,540

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	63,093,000	1,101,541

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	45,806,000	465,114

34

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (12.6%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	$77,106,000	$7,705,203

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	77,106,000	938,226

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	30,869,388	4,072,290

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	30,869,388	2,161

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	32,897,229	4,191,431

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	32,897,229	2,632

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	8,469,000	11,010

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	8,469,000	4,827

Total purchased options outstanding (cost $146,272,242)			$144,555,051

SENIOR LOANS (5.7%)* [c]	Principal amount		Value

Basic materials (0.4%)
General Chemical Group, Inc. bank term loan FRN Ser. B,
5s, 2018		$689,834	$689,834

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B,
6 1/2s, 2018 (United Kingdom)		500,000	498,125

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		1,455,300	1,422,556

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017		281,438	281,438

Styron Corp. bank term loan FRN 6.008s, 2017		364,537	339,361

Tronox, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		447,857	447,697

Tronox, Inc. bank term loan FRN Ser. DD, 1s, 2017 U		122,143	121,990

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019		665,000	667,078

			4,468,079
Capital goods (0.2%)
Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018		648,375	653,643

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C,
6 1/2s, 2018		369,111	373,840

35

SENIOR LOANS (5.7%)* [c] cont.	Principal amount		Value

Capital goods cont.
Reynolds Group Holdings, Inc, bank term loan FRN Ser. E,
6 1/2s, 2018		$489,661	$495,935

SRAM Corp. bank term loan FRN 4.771s, 2018		789,612	798,495

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017		661,675	666,638

			2,988,551
Communication services (0.8%)
Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,263,926	1,264,979

Cequel Communications, LLC bank term loan FRN Ser. B,
4s, 2019		1,250,000	1,236,875

Crown Castle Operating Co. bank term loan FRN Ser. B,
4s, 2019		997,500	998,123

Intelsat Jackson Holdings SA bank term loan FRN Ser. B,
5 1/4s, 2018 (Bermuda)		990,000	994,537

Intelsat SA bank term loan FRN 3.242s, 2014 (Luxembourg)		1,000,000	986,250

Level 3 Financing, Inc. bank term loan FRN Ser. B2,
5 3/4s, 2018		665,000	673,451

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3,
4.02s, 2018		1,113,741	1,102,603

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		496,250	494,596

Telesat Canada bank term loan FRN Ser. B, 4 1/4s,
2019 (Canada)		1,250,000	1,247,656

			8,999,070
Consumer cyclicals (2.0%)
Affinion Group, Inc. bank term loan FRN 5s, 2016		984,946	933,729

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4s, 2018		997,500	994,695

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.744s, 2015		1,406,250	1,401,563

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017		237,636	238,494

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.494s, 2018		600,000	548,464

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		946,098	942,944

Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.49s, 2014		722,536	659,314

Cenveo, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016		654,947	655,349

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018		797,585	803,806

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 5 1/4s, 2016	CAD	2,336,718	2,338,847

Gymboree Corp. bank term loan FRN 5s, 2018		$493,750	472,677

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		685,009	685,523

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		851,400	855,657

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		990,000	980,100

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		1,214,877	1,209,714

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018		665,333	673,649

MoneyGram International, Inc. bank term loan FRN Ser. B,
4 1/2s, 2017		1,307,692	1,307,692

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		689,143	689,574

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018		1,280,000	1,280,178

Nielsen Finance LLC bank term loan FRN Ser. C, 3.493s, 2016		493,719	495,305

36

SENIOR LOANS (5.7%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	$676,583	$678,274

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017	980,000	980,204

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.803s, 2014	1,072,863	1,060,793

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2 3/4s, 2014	106,837	105,635

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B,
4 1/4s, 2018	1,200,000	1,200,376

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016	768,397	770,510

		22,963,066
Consumer staples (0.5%)
Burger King Holdings, Inc. bank term loan FRN Ser. B,
4 1/2s, 2016	864,702	866,702

Claire’s Stores, Inc. bank term loan FRN 3.086s, 2014	286,878	272,730

Dean Foods Co. bank term loan FRN Ser. A1, 3 1/4s, 2014	379,221	378,154

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	476,400	472,604

DineEquity, Inc. bank term loan FRN Ser. B, 4.284s, 2017	317,547	318,112

Revlon Consumer Products bank term loan FRN Ser. B,
4 3/4s, 2017	1,488,750	1,486,657

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	971,916	963,655

Wendy’s International, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	645,000	647,956

		5,406,570
Energy (0.1%)
Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	485,233	466,632

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)	830,825	831,402

		1,298,034
Financials (0.1%)
CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	275,258	276,463

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016	687,896	687,896

		964,359
Health care (0.9%)
Capsugel Holdings US, Inc. bank term loan FRN Ser. B,
5 1/4s, 2018	989,565	999,213

DaVita, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016	987,500	988,488

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	552,333	553,714

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	1,107,075	1,102,133

Health Management Associates, Inc. bank term loan FRN
Ser. B, 4 1/2s, 2018	1,122,188	1,122,468

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	564,300	565,358

Kindred Healthcare, Inc. bank term loan FRN Ser. B,
5 1/4s 2018	744,375	712,739

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	997,500	1,017,294

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	897,614	893,574

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2018	1,077,300	1,087,624

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017 ‡‡	215,000	215,896

Quintiles Transnational Corp. bank term loan FRN Ser. B,
5s, 2018	992,500	993,120

		10,251,621

37

SENIOR LOANS (5.7%)* [c] cont.	Principal amount	Value

Technology (0.3%)
Epicor Software Corp. bank term loan FRN 5s, 2018	$992,500	$992,811

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s,
2019 (Netherlands)	1,250,000	1,250,781

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017	990,000	991,650

		3,235,242
Transportation (0.2%)
Delta Air lInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017	826,753	826,753

RailAmerica, Inc. bank term loan FRN Ser. B, 4s, 2019	750,000	751,406

Swift Transportation Co., LLC bank term loan FRN Ser. B2,
6s, 2017	1,205,647	1,214,659

		2,792,818
Utilities and power (0.2%)
AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018	495,000	496,340

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	396,000	396,354

Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017	1,285,000	1,268,707

		2,161,401

Total senior loans (cost $65,355,584)		$65,528,811

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (2.3%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$2,810,000	$2,281,720

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,175,000	1,169,717

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	13,520,000	12,201,800

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021	960,000	937,152

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017	350,000	354,597

Korea Development Bank sr. unsec. unsub. notes 4s,
2016 (South Korea)	2,000,000	2,087,858

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s,
2012 (Canada)	2,100,000	2,117,075

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012	4,000,000	4,009,080

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013	1,700,000	1,683,000

Total foreign government and agency bonds and notes (cost $28,143,536)		$26,841,999

ASSET-BACKED SECURITIES (0.7%)*	Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9,
Class 1A2, 0.389s, 2036	$14,646,000	$6,517,460

Countrywide Asset Backed Certificates FRB Ser. 07-1,
Class 2A2, 0.339s, 2037	1,500,000	1,338,750

Total asset-backed securities (cost $8,027,471)		$7,856,210

SHORT-TERM INVESTMENTS (37.8%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10% [e]	114,372,617	$114,372,617

SSgA Prime Money Market Fund 0.12% P	24,040,000	24,040,000

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, July 13, 2012	$24,250,000	24,242,606

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 1, 2012	11,000,000	11,000,000

38

SHORT-TERM INVESTMENTS (37.8%)* cont.	Principal amount	Value

U.S. Treasury Bills with an effective yield of 0.163%,
April 4, 2013 ##	$5,000,000	$4,991,680

U.S. Treasury Bills with an effective yield of 0.106%,
December 13, 2012 # ##	33,000,000	32,968,947

U.S. Treasury Bills with an effective yield of 0.071%,
July 26, 2012 ##	20,000,000	19,995,580

U.S. Treasury Bills with effective yields ranging from
0.119% to 0.150%, May 3, 2012 ##	26,400,000	26,399,822

U.S. Treasury Bills with effective yields ranging from
0.092% to 0.099%, August 23, 2012 ##	81,000,000	80,972,460

U.S. Treasury Bills with effective yields ranging from
0.078% to 0.110%, October 18, 2012 # ##	95,000,000	94,936,160

Total short-term investments (cost $433,951,416)		$433,919,872

TOTAL INVESTMENTS

Total investments (cost $1,497,560,004)		$1,520,482,016

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

39

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $1,149,142,071.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

U This security, in part or in entirety, represents an unfunded loan commitment (Note 8).

At the close of the reporting period, the fund maintained liquid assets totaling $391,983,303 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $623,496,010) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	5/16/12	$755,225	$753,404	$(1,821)

	British Pound	Sell	5/16/12	2,456,209	2,423,486	(32,723)

	Euro	Buy	5/16/12	8,488,645	8,530,228	(41,583)

	Japanese Yen	Sell	5/16/12	6,722,611	6,529,799	(192,812)

	Mexican Peso	Sell	5/16/12	6,287	19,726	13,439

	South Korean Won	Buy	5/16/12	1,004,842	1,009,591	(4,749)

	South Korean Won	Sell	5/16/12	1,004,842	995,880	(8,962)

	Swedish Krona	Sell	5/16/12	1,467,150	1,493,095	25,945

40

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $623,496,010) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	Australian Dollar	Buy	5/16/12	$7,740,668	$7,784,512	$(43,844)

	Brazilian Real	Buy	5/16/12	1,720,583	1,776,871	(56,288)

	Brazilian Real	Sell	5/16/12	1,720,583	1,743,690	23,107

	British Pound	Buy	5/16/12	800,345	690,177	110,168

	Canadian Dollar	Buy	5/16/12	4,140,808	4,110,751	30,057

	Chilean Peso	Buy	5/16/12	1,808,475	1,814,354	(5,879)

	Czech Koruna	Sell	5/16/12	1,792,153	1,880,520	88,367

	Euro	Sell	5/16/12	5,841,114	5,915,736	74,622

	Hungarian Forint	Buy	5/16/12	320	314	6

	Japanese Yen	Buy	5/16/12	3,617,960	3,555,281	62,679

	Malaysian Ringgit	Sell	5/16/12	1,763,002	1,740,264	(22,738)

	Mexican Peso	Sell	5/16/12	2,160,269	2,206,717	46,448

	Norwegian Krone	Buy	5/16/12	5,637,908	5,678,864	(40,956)

	Polish Zloty	Buy	5/16/12	1,795,110	1,820,369	(25,259)

	Singapore Dollar	Sell	5/16/12	3,495,803	3,453,986	(41,817)

	South African Rand	Buy	5/16/12	1,738,884	1,770,446	(31,562)

	South Korean Won	Buy	5/16/12	1,160,145	1,185,791	(25,646)

	Swedish Krona	Buy	5/16/12	6,059,773	6,302,445	(242,672)

	Taiwan Dollar	Sell	5/16/12	2,028,406	2,012,002	(16,404)

	Turkish Lira	Buy	5/16/12	2,120,067	2,091,900	28,167

Citibank, N.A.

	Australian Dollar	Sell	5/16/12	4,367,904	4,209,901	(158,003)

	Brazilian Real	Buy	5/16/12	1,728,064	1,799,946	(71,882)

	British Pound	Buy	5/16/12	1,761,019	1,679,487	81,532

	Canadian Dollar	Buy	5/16/12	1,469,087	1,474,312	(5,225)

	Czech Koruna	Sell	5/16/12	2,964,768	3,034,138	69,370

	Euro	Sell	5/16/12	6,701,430	6,711,508	10,078

	Japanese Yen	Sell	5/16/12	3,143,543	2,955,805	(187,738)

	Mexican Peso	Buy	5/16/12	110,572	109,568	1,004

	Mexican Peso	Sell	5/16/12	110,572	112,862	2,290

	Polish Zloty	Buy	5/16/12	1,191,229	1,196,344	(5,115)

	Singapore Dollar	Sell	5/16/12	2,465,164	2,437,750	(27,414)

	South African Rand	Buy	5/16/12	1,434,357	1,429,248	5,109

	South Korean Won	Buy	5/16/12	1,896,361	1,906,457	(10,096)

	Swedish Krona	Buy	5/16/12	4,461,006	4,542,350	(81,344)

	Taiwan Dollar	Sell	5/16/12	1,135,537	1,123,877	(11,660)

	Turkish Lira	Buy	5/16/12	3,121,886	3,076,213	45,673

Credit Suisse AG

	Australian Dollar	Buy	5/16/12	1,424,617	1,480,397	(55,780)

	Brazilian Real	Buy	5/16/12	2,313,311	2,422,094	(108,783)

	British Pound	Buy	5/16/12	4,239,135	4,195,665	43,470

	Canadian Dollar	Buy	5/16/12	9,742,912	9,684,486	58,426

	Chilean Peso	Buy	5/16/12	2,711,808	2,710,260	1,548

	Czech Koruna	Sell	5/16/12	3,727,222	3,811,679	84,457

41

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $623,496,010) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Euro	Sell	5/16/12	$12,140,649	$12,189,815	$49,166

	Hungarian Forint	Sell	5/16/12	1,787,403	1,762,249	(25,154)

	Japanese Yen	Buy	5/16/12	1,530,811	1,603,765	(72,954)

	Mexican Peso	Sell	5/16/12	2,147,073	2,192,085	45,012

	New Zealand Dollar	Sell	5/16/12	1,857,121	1,841,305	(15,816)

	Norwegian Krone	Buy	5/16/12	3,874,013	3,904,937	(30,924)

	Polish Zloty	Buy	5/16/12	62,900	76,759	(13,859)

	Singapore Dollar	Sell	5/16/12	2,512,599	2,483,507	(29,092)

	South African Rand	Buy	5/16/12	1,730,576	1,735,692	(5,116)

	South Korean Won	Buy	5/16/12	1,984,403	1,985,305	(902)

	Swedish Krona	Buy	5/16/12	6,048,368	6,278,384	(230,016)

	Taiwan Dollar	Sell	5/16/12	1,958,898	1,941,457	(17,441)

	Turkish Lira	Buy	5/16/12	3,163,099	3,095,415	67,684

Deutsche Bank AG

	Australian Dollar	Buy	5/16/12	7,504,497	7,479,269	25,228

	Brazilian Real	Buy	5/16/12	1,689,452	1,715,781	(26,329)

	Brazilian Real	Sell	5/16/12	1,689,452	1,722,922	33,470

	British Pound	Sell	5/16/12	283,983	280,306	(3,677)

	Canadian Dollar	Buy	5/16/12	5,788,510	5,815,372	(26,862)

	Czech Koruna	Sell	5/16/12	3,935,287	4,021,949	86,662

	Euro	Sell	5/16/12	11,241,547	11,293,431	51,884

	Mexican Peso	Buy	5/16/12	1,821,875	1,805,449	16,426

	Mexican Peso	Sell	5/16/12	1,821,875	1,844,202	22,327

	New Zealand Dollar	Sell	5/16/12	392,241	390,561	(1,680)

	Polish Zloty	Buy	5/16/12	1,759,986	1,782,118	(22,132)

	Singapore Dollar	Sell	5/16/12	2,465,083	2,437,261	(27,822)

	South African Rand	Buy	5/16/12	1,769,983	1,762,061	7,922

	South African Rand	Sell	5/16/12	1,769,983	1,722,843	(47,140)

	South Korean Won	Buy	5/16/12	3,990,502	4,008,292	(17,790)

	Swedish Krona	Sell	5/16/12	4,144,209	4,216,188	71,979

	Turkish Lira	Buy	5/16/12	3,196,818	3,138,025	58,793

Goldman Sachs International

	Australian Dollar	Buy	5/16/12	3,238,448	3,230,951	7,497

	British Pound	Sell	5/16/12	3,657,051	3,736,474	79,423

	Canadian Dollar	Sell	5/16/12	3,386,784	3,360,107	(26,677)

	Chilean Peso	Buy	5/16/12	1,890,695	1,903,049	(12,354)

	Czech Koruna	Sell	5/16/12	3,614,393	3,698,300	83,907

	Euro	Sell	5/16/12	12,884,870	12,983,156	98,286

	Japanese Yen	Buy	5/16/12	10,470	20,555	(10,085)

	Singapore Dollar	Sell	5/16/12	3,720,130	3,688,519	(31,611)

	South African Rand	Buy	5/16/12	1,971,378	1,970,676	702

	South Korean Won	Buy	5/16/12	1,916,088	1,925,999	(9,911)

	Swedish Krona	Buy	5/16/12	13,676,826	13,755,609	(78,783)

	Taiwan Dollar	Sell	5/16/12	267,992	268,608	616

	Turkish Lira	Buy	5/16/12	3,196,818	3,149,344	47,474

42

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $623,496,010) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/16/12	$3,913,250	$3,954,173	$(40,923)

	British Pound	Buy	5/16/12	3,165,355	3,167,802	(2,447)

	Canadian Dollar	Buy	5/16/12	5,998,596	5,971,551	27,045

	Czech Koruna	Sell	5/16/12	3,614,409	3,701,050	86,641

	Euro	Sell	5/16/12	4,917,259	4,902,790	(14,469)

	Japanese Yen	Buy	5/16/12	2,381,548	2,397,771	(16,223)

	Norwegian Krone	Sell	5/16/12	5,955,035	5,995,446	40,411

	Singapore Dollar	Sell	5/16/12	4,229,308	4,182,855	(46,453)

	Swedish Krona	Sell	5/16/12	849,720	864,674	14,954

	Swiss Franc	Buy	5/16/12	1,193,798	1,198,405	(4,607)

	Turkish Lira	Buy	5/16/12	1,282,474	1,262,123	20,351

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/16/12	2,507,984	2,482,380	25,604

	Brazilian Real	Buy	5/16/12	264,737	330,198	(65,461)

	British Pound	Sell	5/16/12	6,226,529	6,160,335	(66,194)

	Canadian Dollar	Buy	5/16/12	2,898,708	2,915,690	(16,982)

	Chilean Peso	Buy	5/16/12	1,791,186	1,793,048	(1,862)

	Czech Koruna	Sell	5/16/12	3,832,993	3,919,548	86,555

	Euro	Sell	5/16/12	11,651,253	11,687,598	36,345

	Japanese Yen	Sell	5/16/12	1,750,800	1,701,848	(48,952)

	Mexican Peso	Sell	5/16/12	443,069	418,098	(24,971)

	Norwegian Krone	Buy	5/16/12	7,138,486	7,195,152	(56,666)

	Polish Zloty	Buy	5/16/12	1,778,546	1,806,356	(27,810)

	Singapore Dollar	Sell	5/16/12	799,364	793,044	(6,320)

	South African Rand	Buy	5/16/12	3,264,559	3,304,835	(40,276)

	South Korean Won	Sell	5/16/12	1,555,299	1,542,297	(13,002)

	Swiss Franc	Sell	5/16/12	8,014,002	8,045,777	31,775

	Taiwan Dollar	Sell	5/16/12	2,013,156	1,998,434	(14,722)

	Turkish Lira	Buy	5/16/12	3,174,906	3,102,363	72,543

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/16/12	3,896,500	3,935,075	(38,575)

	Brazilian Real	Buy	5/16/12	1,462,333	1,567,200	(104,867)

	British Pound	Buy	5/16/12	2,752,525	2,673,568	78,957

	Canadian Dollar	Buy	5/16/12	5,999,102	5,971,272	27,830

	Chilean Peso	Buy	5/16/12	1,803,944	1,798,593	5,351

	Czech Koruna	Sell	5/16/12	4,729,581	4,837,275	107,694

	Euro	Sell	5/16/12	9,018,416	9,104,593	86,177

	Japanese Yen	Sell	5/16/12	6,595,696	6,413,938	(181,758)

	Mexican Peso	Buy	5/16/12	1,789,396	1,777,596	11,800

	Mexican Peso	Sell	5/16/12	1,789,396	1,823,680	34,284

	New Zealand Dollar	Sell	5/16/12	1,777,546	1,766,745	(10,801)

	Norwegian Krone	Buy	5/16/12	3,175,263	3,195,630	(20,367)

	Polish Zloty	Buy	5/16/12	1,860,955	1,879,841	(18,886)

	Singapore Dollar	Sell	5/16/12	2,069,118	2,050,670	(18,448)

	South African Rand	Buy	5/16/12	447,217	440,205	7,012

43

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $623,496,010) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	South Korean Won	Buy	5/16/12	$2,041,999	$2,050,556	$(8,557)

	Swedish Krona	Buy	5/16/12	12,275,685	12,523,129	(247,444)

	Swiss Franc	Sell	5/16/12	5,411,757	5,434,237	22,480

	Taiwan Dollar	Sell	5/16/12	3,698,588	3,664,172	(34,416)

	Turkish Lira	Buy	5/16/12	3,589,871	3,555,006	34,865

State Street Bank and Trust Co.

	Australian Dollar	Sell	5/16/12	4,088,974	4,055,033	(33,941)

	Brazilian Real	Buy	5/16/12	1,961,671	2,036,715	(75,044)

	Brazilian Real	Sell	5/16/12	1,961,671	2,009,713	48,042

	British Pound	Sell	5/16/12	3,678,634	3,547,862	(130,772)

	Canadian Dollar	Buy	5/16/12	5,833,239	5,823,012	10,227

	Chilean Peso	Buy	5/16/12	3,742,553	3,743,331	(778)

	Czech Koruna	Sell	5/16/12	3,025,491	3,154,215	128,724

	Euro	Sell	5/16/12	18,851,080	18,847,706	(3,374)

	Hungarian Forint	Buy	5/16/12	1,853,565	1,818,252	35,313

	Japanese Yen	Sell	5/16/12	5,883,467	5,718,062	(165,405)

	Mexican Peso	Sell	5/16/12	2,700,062	2,756,432	56,370

	Norwegian Krone	Sell	5/16/12	185,442	186,914	1,472

	Polish Zloty	Buy	5/16/12	1,885,342	1,891,147	(5,805)

	Singapore Dollar	Sell	5/16/12	2,522,619	2,492,935	(29,684)

	South African Rand	Buy	5/16/12	42,025	21,407	20,618

	South Korean Won	Buy	5/16/12	1,692,203	1,706,677	(14,474)

	Swedish Krona	Sell	5/16/12	745,152	473,602	(271,550)

	Swiss Franc	Sell	5/16/12	4,813,096	4,832,126	19,030

	Taiwan Dollar	Sell	5/16/12	167,255	165,846	(1,409)

	Turkish Lira	Buy	5/16/12	2,900,269	2,824,995	75,274

UBS AG

	Australian Dollar	Sell	5/16/12	8,985,608	8,907,125	(78,483)

	Brazilian Real	Buy	5/16/12	1,635,982	1,779,307	(143,325)

	British Pound	Buy	5/16/12	1,943,904	1,919,365	24,539

	Canadian Dollar	Buy	5/16/12	6,040,290	5,992,151	48,139

	Czech Koruna	Sell	5/16/12	3,836,638	3,955,593	118,955

	Euro	Sell	5/16/12	5,981,036	5,939,845	(41,191)

	Hungarian Forint	Buy	5/16/12	1,838,351	1,800,935	37,416

	Japanese Yen	Buy	5/16/12	402,076	371,014	31,062

	Mexican Peso	Sell	5/16/12	1,459,069	1,488,703	29,634

	New Zealand Dollar	Sell	5/16/12	1,790,291	1,795,595	5,304

	Norwegian Krone	Sell	5/16/12	2,017,467	2,082,584	65,117

	Polish Zloty	Buy	5/16/12	1,791,531	1,778,452	13,079

	Singapore Dollar	Sell	5/16/12	2,522,538	2,492,590	(29,948)

	South African Rand	Buy	5/16/12	1,806,101	1,822,824	(16,723)

	South Korean Won	Buy	5/16/12	1,396,268	1,406,927	(10,659)

	Swedish Krona	Buy	5/16/12	6,644,995	6,945,356	(300,361)

	Swiss Franc	Sell	5/16/12	7,480,683	7,508,599	27,916

44

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $623,496,010) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Taiwan Dollar	Sell	5/16/12	$1,102,244	$1,092,233	$(10,011)

	Turkish Lira	Buy	5/16/12	1,989,901	1,957,576	32,325

Westpac Banking Corp.

	Australian Dollar	Buy	5/16/12	1,280,106	1,275,654	4,452

	British Pound	Buy	5/16/12	5,952,120	5,878,910	73,210

	Canadian Dollar	Sell	5/16/12	953,485	945,951	(7,534)

	Euro	Sell	5/16/12	8,077,484	8,074,447	(3,037)

	Japanese Yen	Sell	5/16/12	4,984,846	4,845,147	(139,699)

	Mexican Peso	Sell	5/16/12	1,790,378	1,861,574	71,196

	Swedish Krona	Buy	5/16/12	6,481,067	6,600,351	(119,284)

Total						$(1,571,324)

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Short)	303	$37,828,390	Jun-12	$(613,380)

Canadian Government Bond
10 yr (Long)	31	4,143,898	Jun-12	18,374

Euro-Swiss Franc 3 Month (Short)	110	30,282,873	Dec-12	(423,602)

Euro-Swiss Franc 3 Month (Short)	110	30,273,784	Jun-12	(307,581)

Japanese Government Bond
10 yr Mini (Short)	255	45,675,790	Jun-12	(168,988)

U.K. Gilt 10 yr (Short)	249	46,718,243	Jun-12	2,042

U.S. Treasury Bond 30 yr (Long)	99	15,623,438	Jun-12	160,687

U.S. Treasury Bond 30 yr (Short)	3	428,625	Jun-12	(4,857)

U.S. Treasury Note 10 yr (Short)	286	37,832,438	Jun-12	(386,059)

Total				$(1,723,364)

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	$21,493,220	Aug-16/4.35	$2,751,648

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	52,030,116	Aug-16/4.28	1,893,844

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	52,030,116	Aug-16/4.28	6,432,483

45

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	$3,980,000	Jun-12/2.183	$64,237

Option on an interest rate swap with Bank of America
N.A. for the obligation to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	5,375,000	May-12/2.17	11,288

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	5,375,000	May-12/2.17	69,875

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	62,705,637	Aug-16/3.625	3,298,317

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	62,705,637	Aug-16/3.625	5,311,167

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	81,833,453	Aug-16/4.17	1,464,819

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	81,833,453	Aug-16/4.17	6,145,692

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	20,981,611	Aug-16/4.68	591,681

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	20,981,611	Aug-16/4.68	3,109,475

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	17,484,676	Jul-16/4.67	494,816

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	17,484,676	Jul-16/4.67	2,580,738

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,993,870	Jul-16/4.80	183,239

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,993,870	Jul-16/4.80	1,093,841

46

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	$24,709,984	Jun-16/4.89	$286,636

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	24,709,984	Jun-16/4.39	2,092,936

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	69,014,500	Aug-12/2.73	198,762

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	69,014,500	Aug-12/2.73	4,035,278

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	3,980,000	Jun-12/2.183	64,237

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	50,714,521	May-16/4.745	618,717

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	50,714,521	May-16/4.745	5,010,595

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	4,040,933	Jun-16/5.86	60,190

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	4,040,933	Jun-16/4.86	651,819

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/5.12	272,104

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	25,111,120	Jun-16/4.12	1,890,993

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	69,552

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	30,852,000	Jul-12/2.6075	1,505,886

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	18,739,292	May-16/5.11	202,609

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	18,739,292	May-16/4.11	1,406,271

47

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	$16,938,000	Oct-12/2.443	$614,849

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	16,938,000	Sep-12/2.419	580,465

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	41,229,000	Aug-12/2.4475	1,493,727

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	86,784,700	Aug-12/2.855	177,909

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	86,784,700	Aug-12/2.855	5,995,955

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	16,938,000	Aug-12/2.394	545,234

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,065,000	Jul-12/2.1714	69,552

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	30,852,000	Jul-12/2.6075	1,505,886

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	16,938,000	Jul-12/2.372	507,124

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	16,938,000	Jun-12/2.346	466,134

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.005% versus the three month USD-LIBOR-BBA
maturing May 2022.	16,990,000	May-12/2.005	42,985

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	16,938,000	May-12/2.324	436,323

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	33,209,608	May-16/4.7575	418,441

48

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	$126,786,296	May-16/4.77	$1,584,829

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	33,209,608	May-16/4.7575	3,330,924

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	126,786,296	May-16/4.77	12,780,059

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	4,065,000	Jul-12/2.1714	69,552

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	3,980,000	Jun-12/2.183	64,237

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-BBA maturing
June 2022.	5,375,000	Jun-12/2.195	32,949

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.195% versus
the three month USD-LIBOR-BBA maturing June 2022.	5,375,000	Jun-12/2.195	90,193

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	22,005,119	May-16/4.60	274,844

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	22,005,119	May-16/4.60	2,018,310

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	41,578,327	May-16/4.765	471,082

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	41,578,327	May-16/4.765	4,092,139

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	18,605,933	Sep-16/3.49	1,074,307

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	18,605,933	Sep-16/3.49	1,440,843

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	4,743,000	Jan-13/2.3625	151,349

49

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	$4,743,000	Dec-12/2.355	$149,405

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	4,743,000	Dec-12/2.345	145,895

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	4,743,000	Nov-12/2.335	142,243

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	4,743,000	Nov-12/2.32	138,021

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,378,000	Jul-12/2.6825	240,834

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,065,000	Jul-12/2.1714	69,552

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	30,852,000	Jul-12/2.61875	1,534,578

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	3,980,000	Jun-12/2.183	64,237

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	22,115,185	May-16/4.86	255,652

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	22,115,185	May-16/4.36	1,849,272

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	15,321,700	Aug-15/4.375	732,469

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	15,321,700	Aug-15/4.375	4,339,917

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	15,321,700	Aug-15/4.46	680,881

50

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $103,522,308) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	$15,321,700	Aug-15/4.46	$4,548,002

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	16,419,887	Jul-16/4.79	421,301

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	16,419,887	Jul-16/4.79	2,632,798

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	17,498,526	Jul-16/4.74	461,121

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	17,498,526	Jul-16/4.74	2,748,546

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	24,553,095	Jun-16/4.575	326,114

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	24,553,095	Jun-16/4.575	2,312,337

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	42,037,000	Sep-15/4.04	1,257,032

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	42,037,000	Sep-15/4.04	4,997,484

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	4,065,000	Jul-12/2.1714	69,552

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	3,980,000	Jun-12/2.183	64,237

Total			$124,375,426

51

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $53,849,688) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
May 1, 2042	$2,000,000	5/14/12	$2,141,406

Federal National Mortgage Association, 3 1/2s,
May 1, 2042	50,000,000	5/14/12	51,921,875

Total			$54,063,281

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$170,007,000	$—	3/23/14	3 month USD-
				LIBOR-BBA	0.643%	$344,274

	14,760,000	—	3/23/42	3 month USD-
				LIBOR-BBA	3.0995%	910,220

	179,034,000	—	4/17/14	0.5725%	3 month USD-
					LIBOR-BBA	(90,118)

	192,604,000	—	4/18/14	3 month USD-
				LIBOR-BBA	0.56875%	79,590

CAD	5,798,000	—	4/20/14	1.58%	3 month CAD-
					BA-CDOR	1,618

CAD	9,888,000	—	4/20/17	1.98%	3 month CAD-
					BA-CDOR	(9,605)

CAD	2,482,000	—	4/20/22	2.56%	3 month CAD-
					BA-CDOR	(2,353)

Barclay’s Bank, PLC
	$11,938,000	222,882	4/18/22	2.3475%	3 month USD-
					LIBOR-BBA	(130,477)

	3,860,000	—	4/16/22	2.15%	3 month USD-
					LIBOR-BBA	(43,932)

	1,110,000	—	4/20/14	3 month USD-
				LIBOR-BBA	0.56%	298

	6,904,000	—	4/25/22	2.059%	3 month USD-
					LIBOR-BBA	(16,125)

	4,439,000	—	4/25/14	3 month USD-
				LIBOR-BBA	0.569%	1,896

	5,216,000	—	4/27/14	0.5725%	3 month USD-
					LIBOR-BBA	(2,513)

	2,407,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.1225%	19,434

	4,012,000	—	4/27/14	0.5725%	3 month USD-
					LIBOR-BBA	(1,933)

	1,872,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.115%	13,803

	16,764,000	—	4/27/14	3 month USD-
				LIBOR-BBA	0.57%	7,235

	18,416,000	—	4/27/22	2.12625%	3 month USD-
					LIBOR-BBA	(155,145)

	4,772,114	—	5/2/22	2.047%	3 month USD-
					LIBOR-BBA	(2,863)

52

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
	$29,692,000	$846,222	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	$(266,443)

	27,202,000	—	4/4/17	3 month USD-
				LIBOR-BBA	1.255%	246,454

	16,380,000	—	4/5/22	2.2625%	3 month USD-
					LIBOR-BBA	(371,911)

	655,339,000	—	4/10/14	0.623%	3 month USD-
					LIBOR-BBA	(1,028,716)

	11,466,000	—	4/10/17	1.3155%	3 month USD-
					LIBOR-BBA	(134,539)

	83,865,000	—	4/10/42	3.0756%	3 month USD-
					LIBOR-BBA	(4,646,996)

	2,850,000	—	4/11/42	3.06%	3 month USD-
					LIBOR-BBA	(148,455)

	9,890,000	—	4/11/17	3 month USD-
				LIBOR-BBA	1.29625%	106,214

	3,907,000	—	4/12/22	2.12%	3 month USD-
					LIBOR-BBA	(35,012)

	4,867,000	—	4/12/22	2.0825%	3 month USD-
					LIBOR-BBA	(26,678)

	5,375,000	22,038	4/18/22	2.15%	3 month USD-
					LIBOR-BBA	(38,637)

AUD	5,273,000	—	4/16/14	3 month AUD-
				BBR-BBSW	3.84%	13,651

AUD	3,766,000	—	4/16/17	6 month AUD-
				BBR-BBSW	4.22%	19,877

AUD	3,202,000	—	4/18/22	6 month AUD-
				BBR-BBSW	4.595%	33,387

AUD	7,540,000	—	4/5/22	6 month AUD-
				BBR-BBSW	4.73%	166,316

EUR	37,022,000	—	4/25/14	1.045%	6 month EUR-
					EURIBOR-
					REUTERS	(111,489)

EUR	18,951,000	—	4/25/17	1.51%	6 month EUR-
					EURIBOR-
					REUTERS	(109,459)

EUR	9,145,000	—	4/25/22	2.215%	6 month EUR-
					EURIBOR-
					REUTERS	(40,284)

EUR	1,131,000	—	4/25/42	6 month EUR-
				EURIBOR-
				REUTERS	2.475%	(6,136)

GBP	9,403,000	—	4/18/17	6 month GBP-
				LIBOR-BBA	1.645%	(24,438)

GBP	3,697,000	—	4/18/22	2.43%	6 month GBP-
					LIBOR-BBA	(3,580)

GBP	1,750,000	—	4/18/42	6 month GBP-
				LIBOR-BBA	3.21%	(892)

53

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
GBP	5,546,000	$—	4/30/22	6 month GBP-
				LIBOR-BBA	2.43%	$2,880

JPY	1,808,727,500	—	4/13/17	0.45625%	6 month JPY-
					LIBOR-BBA	(44,178)

	$4,820,000	—	4/11/22	2.265%	3 month USD-
					LIBOR-BBA	(108,342)

AUD	12,640,000	—	3/20/17	6 month AUD-
				BBR-BBSW	4.52%	236,766

AUD	9,264,000	—	3/20/22	4.82%	6 month AUD-
					BBR-BBSW	(270,093)

AUD	13,072,000	—	3/20/14	4.205%	3 month AUD-
					BBR-BBSW	(117,299)

AUD	5,370,000	—	3/20/22	4.82%	6 month AUD-
					BBR-BBSW	(156,563)

AUD	34,151,000	—	3/20/17	4.52%	6 month AUD-
					BBR-BBSW	(639,698)

AUD	12,111,000	—	3/16/17	6 month AUD-
				BBR-BBSW	4.71%	335,008

AUD	5,001,000	—	3/16/22	6 month AUD-
				BBR-BBSW	5.0175%	229,560

GBP	6,290,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(598,203)

GBP	2,816,000	—	8/15/31	3.60%	6 month GBP-
					LIBOR-BBA	(406,623)

GBP	9,510,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	967,389

JPY	3,138,691,000	—	2/13/17	6 month JPY-
				LIBOR-BBA	0.48%	145,948

JPY	1,569,345,500	—	2/16/17	6 month JPY-
				LIBOR-BBA	0.4675%	60,258

JPY	3,138,691,000	—	2/17/17	6 month JPY-
				LIBOR-BBA	0.44125%	68,798

JPY	11,994,800,000	—	3/6/14	6 month JPY-
				LIBOR-BBA	0.34375%	(19,708)

JPY	4,844,000,000	—	3/6/17	0.4725%	6 month JPY-
					LIBOR-BBA	(189,727)

JPY	8,959,800,000	—	3/30/14	0.3525%	6 month JPY-
					LIBOR-BBA	(15,518)

JPY	1,194,000,000	—	3/30/17	0.4925%	6 month JPY-
					LIBOR-BBA	(58,182)

Citibank, N.A.
	$2,734,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	14,436

	29,692,000	831,376	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(281,289)

	55,503,000	—	3/23/17	1.4259%	3 month USD-
					LIBOR-BBA	(999,135)

54

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$13,409,000	$—	3/23/42	3 month USD-
				LIBOR-BBA	3.1348%	$925,962

	20,922,000	—	3/23/22	2.42875%	3 month USD-
					LIBOR-BBA	(818,469)

	340,000	—	3/23/17	1.412%	3 month USD-
					LIBOR-BBA	(5,888)

	1,352,000	—	3/23/22	2.407%	3 month USD-
					LIBOR-BBA	(50,142)

	6,605,000	—	3/30/22	2.248%	3 month USD-
					LIBOR-BBA	(144,176)

	4,897,000	—	4/12/17	1.175%	3 month USD-
					LIBOR-BBA	(23,322)

Credit Suisse International
	15,668,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	45,351

	8,835,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	25,573

	37,235,000	—	4/30/14	3 month USD-
				LIBOR-BBA	0.56%	6,390

	7,997,000	—	4/30/22	2.07%	3 month USD-
					LIBOR-BBA	(24,587)

	4,588,000	—	4/30/22	2.077%	3 month USD-
					LIBOR-BBA	(17,089)

	29,692,000	841,768	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(270,897)

	3,546,000 E	—	8/17/22	3 month USD-
				LIBOR-BBA	2.4475%	104,181

	9,574,000	—	4/5/22	3 month USD-
				LIBOR-BBA	2.25%	206,187

	8,524,000	—	4/12/42	2.8825%	3 month USD-
					LIBOR-BBA	(127,380)

	2,009,000	—	4/12/42	2.835%	3 month USD-
					LIBOR-BBA	(10,103)

CAD	43,578,000	—	4/20/14	1.58%	3 month CAD-
					BA-CDOR	12,158

CAD	1,567,000	—	4/20/17	3 month CAD-
				BA-CDOR	1.98%	1,522

CAD	3,823,000	—	4/20/22	3 month CAD-
				BA-CDOR	2.56%	3,625

CAD	37,013,000	—	4/26/14	1.71%	3 month CAD-
					BA-CDOR	(80,689)

CAD	8,143,000	—	4/26/22	3 month CAD-
				BA-CDOR	2.61875%	47,965

CAD	7,395,000	—	4/30/22	3 month CAD-
				BA-CDOR	2.55%	(4,147)

CHF	3,240,000	—	4/23/22	1.11%	6 month CHF-
					LIBOR-BBA	(15,136)

55

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CHF	10,620,000	$—	4/23/14	0.15%	6 month CHF-
					LIBOR-BBA	$7,673

CHF	5,626,000	—	4/27/17	0.49125%	6 month CHF-
					LIBOR-BBA	(8,455)

CHF	87,054,000	—	3/14/14	6 month CHF-
				LIBOR-BBA	0.17%	591

CHF	18,489,000	—	3/14/17	6 month CHF-
				LIBOR-BBA	0.43%	4,576

CHF	24,059,000	—	3/19/14	0.2575%	6 month CHF-
					LIBOR-BBA	(45,534)

CHF	11,916,000	—	3/19/17	0.5525%	6 month CHF-
					LIBOR-BBA	(82,031)

CHF	9,946,000	—	3/19/22	6 month CHF-
				LIBOR-BBA	1.1675%	129,649

CHF	41,835,000	—	3/22/14	6 month CHF-
				LIBOR-BBA	0.2275%	49,646

CHF	2,424,000	—	3/22/22	1.2275%	6 month CHF-
					LIBOR-BBA	(47,314)

CHF	2,081,000	—	3/22/17	6 month CHF-
				LIBOR-BBA	0.58%	17,315

CHF	11,580,000	—	3/27/22	6 month CHF-
				LIBOR-BBA	1.1275%	94,477

CHF	5,799,000	—	3/29/22	6 month CHF-
				LIBOR-BBA	1.15%	61,329

CHF	5,293,000	—	4/5/22	1.1725%	6 month CHF-
					LIBOR-BBA	(66,631)

CHF	14,372,000	—	4/11/14	0.17%	6 month CHF-
					LIBOR-BBA	1,715

CHF	2,415,000	—	4/11/22	6 month CHF-
				LIBOR-BBA	1.12%	12,682

CHF	52,731,000	—	4/16/14	0.15125%	6 month CHF-
					LIBOR-BBA	35,381

CHF	17,686,000	—	4/19/14	0.14%	6 month CHF-
					LIBOR-BBA	16,620

CHF	7,364,000	—	4/19/17	0.4825%	6 month CHF-
					LIBOR-BBA	(9,078)

CHF	3,628,000	—	4/19/22	1.125%	6 month CHF-
					LIBOR-BBA	(20,795)

EUR	26,093,000	—	4/24/14	6 month EUR-
				EURIBOR-
				REUTERS	1.063%	90,548

EUR	5,181,000	—	4/24/17	6 month EUR-
				EURIBOR-
				REUTERS	1.539%	39,996

EUR	9,962,000	—	4/24/22	6 month EUR-
				EURIBOR-
				REUTERS	2.248%	84,351

56

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
EUR	5,330,000	$—	4/27/17	6 month EUR-
				EURIBOR-
				REUTERS	1.533%	$38,834

GBP	6,292,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	532,705

GBP	8,088,000	—	4/18/17	1.6475%	6 month GBP-
					LIBOR-BBA	23,095

GBP	3,991,000	—	4/18/22	2.4275%	6 month GBP-
					LIBOR-BBA	(2,363)

SEK	31,920,000	—	1/23/22	2.30%	3 month SEK-
					STIBOR-SIDE	61,288

SEK	31,920,000	—	1/25/22	2.4275%	3 month SEK-
					STIBOR-SIDE	7,551

SEK	31,920,000	—	2/20/22	3 month SEK-
				STIBOR-SIDE	2.38%	(57,840)

SEK	15,350,000	—	2/23/22	2.545%	3 month SEK-
					STIBOR-SIDE	(5,561)

SEK	19,963,000	—	2/24/22	2.5375%	3 month SEK-
					STIBOR-SIDE	(5,242)

SEK	34,250,000	—	3/1/14	1.9675%	3 month SEK-
					STIBOR-SIDE	8,311

SEK	3,490,000	—	3/1/17	2.165%	3 month SEK-
					STIBOR-SIDE	676

SEK	49,556,000	—	3/6/22	3 month SEK-
				STIBOR-SIDE	2.475%	(28,664)

SEK	39,124,000	—	3/13/22	2.43%	3 month SEK-
					STIBOR-SIDE	45,414

SEK	67,554,000	—	3/22/14	3 month SEK-
				STIBOR-SIDE	2.03%	(1,587)

SEK	25,429,000	—	3/22/17	2.33%	3 month SEK-
					STIBOR-SIDE	(24,240)

SEK	29,487,000	—	3/22/22	2.72%	3 month SEK-
					STIBOR-SIDE	(77,517)

SEK	202,748,000	—	4/12/14	1.97%	3 month SEK-
					STIBOR-SIDE	30,735

SEK	45,009,000	—	4/12/22	3 month SEK-
				STIBOR-SIDE	2.4575%	(37,918)

Deutsche Bank AG
	$5,537,000	—	5/2/17	3 month USD-
				LIBOR-BBA	1.1066%	2,381

	70,267,000	—	5/2/22	2.046%	3 month USD-
					LIBOR-BBA	(35,836)

	4,772,114	—	5/2/22	3 month USD-
				LIBOR-BBA	2.05%	4,199

	1,383,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	6,376

57

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
EUR	22,470,000	$—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	$(3,266,890)

KRW	9,179,000,000	—	4/24/17	3.54%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(17,714)

PLN	16,046,000	—	4/12/17	4.99%	6 month PLN-
					WIBOR-WIBO	(15,489)

PLN	16,046,000	—	4/13/17	4.99%	6 month PLN-
					WIBOR-WIBO	(15,816)

PLN	16,046,000	—	4/16/17	5.01%	6 month PLN-
					WIBOR-WIBO	(19,943)

ZAR	34,650,000	—	4/17/17	3 month ZAR-
				JIBAR-SAFEX	6.76%	(2,730)

ZAR	35,403,000	—	4/10/17	3 month ZAR-
				JIBAR-SAFEX	6.95%	36,456

ZAR	35,403,000	—	4/11/17	3 month ZAR-
				JIBAR-SAFEX	6.92%	30,266

Goldman Sachs International
	$10,960,100	—	4/23/22	2.10375%	3 month USD-
					LIBOR-BBA	(71,942)

	29,692,000	837,314	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(275,351)

	6,024,000	175,239	4/27/22	2.60%	3 month USD-
					LIBOR-BBA	(139,919)

	7,703,000	(142,505)	4/27/22	3 month USD-
				LIBOR-BBA	2.35%	82,032

	39,399,000	—	2/22/14	1 month USD-
				FEDERAL
				FUNDS-H.15	0.1925%	56,434

	10,586,000	—	2/23/14	0.19625%	1 month USD-
					FEDERAL
					FUNDS-H.15	(15,871)

	22,111,000	—	3/20/17	1.365%	3 month USD-
					LIBOR-BBA	(335,026)

	9,127,000	—	3/20/22	2.3825%	3 month USD-
					LIBOR-BBA	(319,635)

	21,755,000	—	4/12/22	2.09542%	3 month USD-
					LIBOR-BBA	(145,287)

	44,270,000	—	4/13/14	0.594%	3 month USD-
					LIBOR-BBA	(42,972)

	6,478,672	—	4/13/22	2.1375%	3 month USD-
					LIBOR-BBA	(68,120)

	12,533,000	—	4/13/22	2.137%	3 month USD-
					LIBOR-BBA	(131,148)

	981,000	—	4/16/42	2.89625%	3 month USD-
					LIBOR-BBA	(17,229)

58

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$43,449,000	$—	4/18/42	3 month USD-
				LIBOR-BBA	2.814126%	$11,647

AUD	7,188,000	—	4/20/14	3 month AUD-
				BBR-BBSW	3.8025%	13,823

AUD	5,218,000	—	4/20/17	6 month AUD-
				BBR-BBSW	4.185%	20,776

AUD	940,000	—	4/20/22	6 month AUD-
				BBR-BBSW	4.565%	7,526

AUD	5,130,000	—	3/21/22	5.0175%	6 month AUD-
					BBR-BBSW	(235,152)

AUD	2,674,000	—	4/16/22	6 month AUD-
				BBR-BBSW	4.575%	23,517

CHF	26,241,000	—	3/15/14	6 month CHF-
				LIBOR-BBA	0.18%	3,622

CHF	18,263,000	—	3/15/22	1.06%	6 month CHF-
					LIBOR-BBA	(15,442)

CHF	9,656,000	—	3/26/17	6 month CHF-
				LIBOR-BBA	0.575%	76,226

CHF	5,761,000	—	3/29/17	6 month CHF-
				LIBOR-BBA	0.53%	30,593

CHF	15,124,000	—	4/5/17	0.5225%	6 month CHF-
					LIBOR-BBA	(69,717)

CHF	30,463,000	—	4/13/14	0.1125%	6 month CHF-
					LIBOR-BBA	46,324

CHF	5,258,000	—	4/13/17	6 month CHF-
				LIBOR-BBA	0.425%	(5,543)

CHF	3,099,000	—	4/13/22	6 month CHF-
				LIBOR-BBA	1.0725%	1,554

EUR	3,214,000	—	4/24/17	1.53%	6 month EUR-
					EURIBOR-
					REUTERS	(21,971)

EUR	804,000	—	4/24/22	2.24%	6 month EUR-
					EURIBOR-
					REUTERS	(6,018)

EUR	900,000	—	4/24/42	2.51%	6 month EUR-
					EURIBOR-
					REUTERS	(4,071)

EUR	22,500,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	1,489,266

GBP	1,750,000	—	4/18/42	3.21%	6 month GBP-
					LIBOR-BBA	892

GBP	5,404,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	61,040

GBP	2,816,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	56,741

GBP	5,106,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(18,976)

59

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	42,038,000	$—	2/8/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.5175%	$(52,638)

GBP	45,559,000	—	2/10/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.505%	(75,438)

GBP	4,904,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(346,920)

GBP	4,904,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(300,202)

GBP	18,865,600	—	2/17/14	0.5625%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	(639)

GBP	20,642,000	—	2/21/14	0.558%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	1,935

GBP	20,608,000	—	2/24/14	0.5125%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	35,515

GBP	5,784,000	—	3/2/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.54%	(5,442)

GBP	33,265,400	—	4/4/14	0.5525%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	33,218

GBP	5,064,000	—	4/18/17	1.6475%	6 month GBP-
					LIBOR-BBA	12,036

GBP	6,092,000	—	4/18/22	6 month GBP-
				LIBOR-BBA	2.4325%	8,202

SEK	53,327,000	—	2/13/17	2.15%	3 month SEK-
					STIBOR-SIDE	18,731

SEK	53,327,000	—	2/20/17	3 month SEK-
				STIBOR-SIDE	1.995%	(74,180)

SEK	170,475,300	—	2/21/14	3 month SEK-
				STIBOR-SIDE	1.895%	(79,912)

SEK	37,883,100	—	2/21/22	2.485%	3 month SEK-
					STIBOR-SIDE	16,017

SEK	51,343,000	—	2/23/17	2.1575%	3 month SEK-
					STIBOR-SIDE	12,818

SEK	20,080,000	—	3/1/22	3 month SEK-
				STIBOR-SIDE	2.5275%	2,573

SEK	39,855,000	—	3/6/17	3 month SEK-
				STIBOR-SIDE	2.115%	(21,978)

SEK	38,405,000	—	3/29/22	3 month SEK-
				STIBOR-SIDE	2.6325%	57,074

60

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA
	$364,000	$—	4/20/22	3 month USD-
				LIBOR-BBA	2.085%	$1,865

	4,628,000	—	4/27/14	0.568%	3 month USD-
					LIBOR-BBA	(1,686)

	14,888,000	—	4/27/17	1.159%	3 month USD-
					LIBOR-BBA	(48,639)

	14,393,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.11%	99,494

	1,353,000	—	4/27/42	2.858%	3 month USD-
					LIBOR-BBA	(11,941)

	37,235,000	—	5/1/14	3 month USD-
				LIBOR-BBA	0.56%	6,740

	7,997,000	—	5/1/22	2.08%	3 month USD-
					LIBOR-BBA	(29,749)

	29,692,000	839,170	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(273,495)

	5,758,100	279,556	4/12/22	4.8675%	3 month USD-
					LIBOR-BBA	(1,239,151)

	72,252,000	—	3/26/17	1.3425%	3 month USD-
					LIBOR-BBA	(990,688)

	22,368,000	—	3/26/42	3 month USD-
				LIBOR-BBA	3.0525%	1,153,832

	12,745,000	—	3/26/17	1.3575%	3 month USD-
					LIBOR-BBA	(184,116)

CAD	50,136,000	—	4/20/14	3 month CAD-
				BA-CDOR	1.58%	(13,835)

CAD	8,301,000	—	4/20/17	3 month CAD-
				BA-CDOR	1.98%	8,063

CAD	1,379,000	—	4/20/22	2.56%	3 month CAD-
					BA-CDOR	(1,307)

CAD	37,013,000	—	4/27/14	1.67%	3 month CAD-
					BA-CDOR	(49,638)

CAD	8,143,000	—	4/27/22	3 month CAD-
				BA-CDOR	2.57%	11,142

CAD	3,390,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	25,933

EUR	6,697,000	—	3/23/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.506%	33,367

EUR	10,987,000	—	3/23/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.147%	221,864

EUR	278,000	—	3/23/42	2.65%	6 month EUR-
					EURIBOR-
					REUTERS	(12,589)

GBP	3,785,000	—	3/7/17	6 month GBP-
				LIBOR-BBA	1.54%	(34,905)

61

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA cont.
GBP	1,656,000	$—	3/7/22	6 month GBP-
				LIBOR-BBA	2.354%	$(9,513)

JPY	2,030,432,000	—	2/20/22	6 month JPY-
				LIBOR-BBA	0.965%	184,552

JPY	36,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	15,897

JPY	49,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(334)

JPY	1,691,600,000	—	3/6/22	1.0175%	6 month JPY-
					LIBOR-BBA	(248,129)

MXN	14,762,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(49,776)

MXN	19,089,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(64,308)

MXN	63,220,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(71,681)

MXN	6,909,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(7,834)

MXN	63,220,000	—	8/19/20	1 month MXN-
				TIIE-BANXICO	6.615%	147,120

MXN	40,760,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	120,813

UBS AG
CHF	74,153,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(1,093,172)

Total						$(13,083,851)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$13,383,701	$(81,557)	1/12/41	(4.50%) 1 month	Synthetic TRS	$38,157
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Barclay’s Bank, PLC
1,663,779	—	1/12/40	5.00% (1 month	Synthetic MBX	5,460
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,507,147	—	1/12/41	5.00% (1 month	Synthetic MBX	4,001
			USD-LIBOR)	Index 5.00%
				30 year Ginnie Mae II
				pools

62

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$7,455,174	$—	1/12/40	4.50% (1 month	Synthetic MBX	$46,983
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

11,494,871	—	1/12/40	5.00% (1 month	Synthetic MBX	37,724
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

9,044,635	—	1/12/41	5.00% (1 month	Synthetic MBX	33,908
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

46,182,125	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(288,904)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

12,383,675	—	1/12/41	5.00% (1 month	Synthetic MBX	46,426
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

4,590,797	—	1/12/41	5.00% (1 month	Synthetic MBX	17,211
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

10,210,854	—	1/12/41	4.50% (1 month	Synthetic TRS	(74,902)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

40,086,364	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(250,767)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

29,771,319	—	1/12/41	5.00% (1 month	Synthetic MBX	111,611
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,509,290	—	1/12/40	4.00% (1 month	Synthetic MBX	67,718
			USD-LIBOR)	Index 4.00%
				year Fannie Mae
				pools

1,345,214	—	1/12/40	4.00% (1 month	Synthetic TRS	(968)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,760,000	—	4/7/16	(2.63%)	USA Non Revised	(80,865)
				Consumer Price
				Index-Urban (CPI-U)

5,456,118	—	1/12/41	4.50% (1 month	Synthetic TRS	(40,024)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

63

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$4,140,271	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(30,371)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

4,590,797	—	1/12/41	5.00% (1 month	Synthetic MBX	17,211
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

29,317,328	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(183,399)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

20,414,031	—	1/12/40	4.00% (1 month	Synthetic MBX	120,111
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

16,919,537	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(105,843)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,337,010	—	1/12/41	4.50% (1 month	Synthetic MBX	8,007
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,255,639	—	1/12/40	4.50% (1 month	Synthetic MBX	20,517
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

6,285,986	—	1/12/41	4.50% (1 month	Synthetic TRS	(46,111)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

15,090,020	—	1/12/40	4.50% (1 month	Synthetic MBX	95,099
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

50,852,259	—	1/12/41	5.00% (1 month	Synthetic MBX	190,642
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

12,574,193	—	1/12/41	5.00% (1 month	Synthetic MBX	47,140
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

635,825	—	1/12/41	5.00% (1 month	Synthetic MBX	2,384
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

64

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$1,458,062	$—	1/12/40	5.00% (1 month	Synthetic MBX	$4,785
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

4,728,476	—	1/12/40	5.00% (1 month	Synthetic MBX	15,518
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,428,010	—	1/12/40	5.00% (1 month	Synthetic MBX	11,250
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
2,560,900	—	1/12/41	5.00% (1 month	Synthetic MBX	9,601
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

32,314,963	—	1/12/40	5.00% (1 month	Synthetic TRS	(61,891)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,125,539	—	1/12/41	5.00% (1 month	Synthetic MBX	7,968
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
329,529	—	1/12/41	4.50% (1 month	Synthetic MBX	1,973
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,060,531	—	1/12/41	5.00% (1 month	Synthetic MBX	11,474
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

12,626,410	—	1/12/40	5.00% (1 month	Synthetic TRS	(24,183)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,929,003	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(93,391)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,666,538	5,989	1/12/41	(4.50%) 1 month	Synthetic MBX	(2,813)
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Deutsche Bank AG
14,929,003	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(93,391)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

65

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$3,323,196	$2,077	1/12/38	6.50% (1 month	Synthetic TRS	$7,363
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

11,647,111	(9,099)	1/12/38	6.50% (1 month	Synthetic TRS	5,251
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

8,984,772	(19,654)	1/12/38	6.50% (1 month	Synthetic TRS	(8,584)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

17,845,187	(122,686)	1/12/41	(4.50%) 1 month	Synthetic TRS	36,936
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

3,290,000	—	3/1/16	2.47%	USA Non Revised	12,568
				Consumer Price
				Index-Urban (CPI-U)

2,467,500	—	3/3/16	2.45%	USA Non Revised	6,835
				Consumer Price
				Index- Urban (CPI-U)

14,956,052	—	1/12/41	5.00% (1 month	Synthetic MBX	56,069
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

13,954,139	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(87,292)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,242,319	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(32,794)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,003,324	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,332)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

19,116,091	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(119,574)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,464,679	—	1/12/40	(5.00%) 1 month	Synthetic TRS	2,805
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

846,723	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,297)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

66

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$2,258,012	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(14,125)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	7,259,032	—	1/12/40	(5.00%) 1 month	Synthetic TRS	13,903
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	7,206,550	—	1/12/41	4.50% (1 month	Synthetic TRS	(52,864)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	7,647,000	—	4/3/17	2.3225%	USA Non Revised	(20,188)
					Consumer Price
					Index-Urban (CPI-U)

	7,647,000	—	4/4/17	2.35%	USA Non Revised	(8,794)
					Consumer Price
					Index-Urban (CPI-U)

	29,019,887	—	1/12/40	(5.00%) 1 month	Synthetic TRS	55,580
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	7,647,000	—	4/5/17	2.355%	USA Non Revised	(6,347)
					Consumer Price
					Index-Urban (CPI-U)

	7,647,000	—	4/5/22	2.66%	USA Non Revised	35,329
					Consumer Price
					Index-Urban (CPI-U)

	1,915,391	—	1/12/38	6.50% (1 month	Synthetic TRS	6,825
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	7,197,776	(2,250)	1/12/40	(5.00%) 1 month	Synthetic TRS	11,371
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	12,764,049	(37,893)	1/12/38	6.50% (1 month	Synthetic TRS	7,889
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

EUR	17,506,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(182,601)
					HICP excluding
					tobacco

GBP	4,772,000	—	3/30/17	(3.0925%)	GBP Non-revised	(3,640)
					UK Retail Price
					Index

GBP	4,772,000	—	4/2/17	(3.085%)	GBP Non-revised	(24,395)
					UK Retail Price
					Index

67

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
GBP	4,772,000	$—	4/3/17	(3.09%)	GBP Non-revised	$(26,409)
					UK Retail Price
					Index

GBP	4,772,000	—	4/3/22	(3.21%)	GBP Non-revised	(34,153)
					UK Retail Price
					Index

JPMorgan Chase Bank NA
EUR	9,367,000	—	4/2/13	(1.98%)	Eurostat Eurozone	(3,348)
					HICP excluding
					tobacco

Total						$(780,957)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(5,786)	$650,000	12/20/19	(100 bp)	$126,868

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	150,703

Total						$277,571

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

68

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$7,856,210	$—

Corporate bonds and notes	—	206,871,911	—

Foreign government and agency bonds and notes	—	26,841,999	—

Mortgage-backed securities	—	425,001,226	—

Purchased options outstanding	—	144,555,051	—

Senior loans	—	65,528,811	—

U.S. Government agency obligations	—	841,969	—

U.S. Government and agency mortgage obligations	—	208,665,157	—

U.S. Treasury obligations	—	399,810	—

Short-term investments	138,412,617	295,507,255	—

Totals by level	$138,412,617	$1,382,069,399	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,571,324)	$—

Futures contracts	(1,723,364)	—	—

Written options	—	(124,375,426)	—

TBA sale commitments	—	(54,063,281)	—

Interest rate swap contracts	—	(17,836,911)	—

Total return swap contracts	—	(515,884)	—

Credit default contracts	—	273,877	—

Totals by level	$(1,723,364)	$(198,088,949)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

69

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,383,187,387)	$1,406,109,399
Affiliated issuers (identified cost $114,372,617) (Note 6)	114,372,617

Cash	16,940

Interest and other receivables	6,607,199

Receivable for shares of the fund sold	1,407,343

Receivable for investments sold	5,382,637

Receivable for sales of delayed delivery securities (Note 1)	53,916,132

Unrealized appreciation on swap contracts (Note 1)	12,599,048

Receivable for variation margin (Note 1)	21,749

Unrealized appreciation on forward currency contracts (Note 1)	3,596,508

Premium paid on swap contracts (Note 1)	421,430

Total assets	1,604,451,002

LIABILITIES

Payable for investments purchased	4,687,616

Payable for purchases of delayed delivery securities (Notes 1, 7 and 8)	207,062,437

Payable for shares of the fund repurchased	3,914,427

Payable for compensation of Manager (Note 2)	176,183

Payable for investor servicing fees (Note 2)	142,149

Payable for custodian fees (Note 2)	62,021

Payable for Trustee compensation and expenses (Note 2)	39,719

Payable for administrative services (Note 2)	14,360

Payable for distribution fees (Note 2)	344,626

Unrealized depreciation on forward currency contracts (Note 1)	5,167,832

Written options outstanding, at value (premiums received $103,522,308) (Notes 1 and 3)	124,375,426

Premium received on swap contracts (Note 1)	4,913,111

Unrealized depreciation on swap contracts (Note 1)	26,186,285

TBA sale commitments, at value (proceeds receivable $53,849,688) (Note 1)	54,063,281

Collateral on certain derivative contracts, at value (Note 1)	24,040,000

Other accrued expenses	119,458

Total liabilities	455,308,931

Net assets	$1,149,142,071

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,205,012,468

Undistributed net investment income (Note 1)	25,274,589

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(66,082,208)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(15,062,778)

Total — Representing net assets applicable to capital shares outstanding	$1,149,142,071

(Continued on next page)

70

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($627,421,058 divided by 60,182,105 shares)	$10.43

Offering price per class A share (100/99.00 of $10.43)*	$10.54

Net asset value and offering price per class B share ($15,025,542 divided by 1,447,547 shares)**	$10.38

Net asset value and offering price per class C share ($244,078,793 divided by 23,643,547 shares)**	$10.32

Net asset value and redemption price per class M share ($13,849,326 divided by 1,331,825 shares)	$10.40

Offering price per class M share (100/99.25 of $10.40)*	$10.48

Net asset value, offering price and redemption price per class R share
($757,161 divided by 72,809 shares)	$10.40

Net asset value, offering price and redemption price per class Y share
($248,010,191 divided by 23,717,188 shares)	$10.46

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

71

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $17,558 ) (including interest income of $29,093 from investments
in affiliated issuers) (Note 6)	$27,564,303

EXPENSES

Compensation of Manager (Note 2)	3,743,784

Investor servicing fees (Note 2)	965,234

Custodian fees (Note 2)	81,399

Trustee compensation and expenses (Note 2)	55,165

Administrative services (Note 2)	24,810

Distribution fees — Class A (Note 2)	895,353

Distribution fees — Class B (Note 2)	34,616

Distribution fees — Class C (Note 2)	1,327,749

Distribution fees — Class M (Note 2)	23,708

Distribution fees — Class R (Note 2)	1,999

Other	199,136

Fees waived and reimbursed by Manager (Note 2)	(1,223,739)

Total expenses	6,129,214

Expense reduction (Note 2)	(680)

Net expenses	6,128,534

Net investment income	21,435,769

Net realized loss on investments (Notes 1 and 3)	(33,694,684)

Net realized loss on swap contracts (Note 1)	(18,388,133)

Net realized gain on futures contracts (Note 1)	34,253

Net realized loss on foreign currency transactions (Note 1)	(7,044,022)

Net realized gain on written options (Notes 1 and 3)	529,411

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	5,015,468

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	47,252,165

Net loss on investments	(6,295,542)

Net increase in net assets resulting from operations	$15,140,227

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$21,435,769	$48,972,495

Net realized loss on investments
and foreign currency transactions	(58,563,175)	(32,675,405)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	52,267,633	(62,808,951)

Net increase (decrease) in net assets resulting
from operations	15,140,227	(46,511,861)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(7,704,865)	(16,056,244)

Class B	(126,092)	(394,628)

Class C	(738,438)	(5,426,425)

Class M	(159,111)	(416,717)

Class R	(5,792)	(17,871)

Class Y	(3,956,762)	(8,311,662)

Net realized short-term gain on investments

Class A	—	(1,060,382)

Class B	—	(28,976)

Class C	—	(450,415)

Class M	—	(27,781)

Class R	—	(1,247)

Class Y	—	(521,030)

From net realized long-term gain on investments
Class A	—	(1,161,372)

Class B	—	(31,736)

Class C	—	(493,311)

Class M	—	(30,427)

Class R	—	(1,365)

Class Y	—	(570,651)

Increase (decrease) from capital share transactions (Note 4)	(376,681,519)	608,933,232

Total increase (decrease) in net assets	(374,232,352)	527,419,131

NET ASSETS

Beginning of period	1,523,374,423	995,955,292

End of period (including undistributed net investment
income of $25,274,589 and $16,529,880, respectively)	$1,149,142,071	$1,523,374,423

* Unaudited

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
April 30, 2012 **	$10.38	.17	(.02)	.15	(.10)	—	(.10)	—	$10.43	1.51 *	$627,421	.42 *[d]	1.68 *[d]	136 *[e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52 *	107,098	1.11 *[d]	3.02 *[d]	39 *

Class B
April 30, 2012 **	$10.32	.16	(.02)	.14	(.08)	—	(.08)	—	$10.38	1.40 *	$15,026	.52 *[d]	1.59 *[d]	136 *[e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01 *	6,056	1.63 *[d]	2.49 *[d]	39 *

Class C
April 30, 2012 **	$10.24	.13	(.02)	.11	(.03)	—	(.03)	—	$10.32	1.05 *	$244,079	.79 *[d]	1.31 *[d]	136 *[e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91 *	58,151	1.76 *[d]	2.66 *[d]	39 *

Class M
April 30, 2012 **	$10.35	.17	(.02)	.15	(.10)	—	(.10)	—	$10.40	1.44 *	$13,849	.44 *[d]	1.66 *[d]	136 *[e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32 *	1,926	1.24 *[d]	2.74 *[d]	39 *

Class R
April 30, 2012 **	$10.34	.16	(.02)	.14	(.08)	—	(.08)	—	$10.40	1.35 *	$757	.54 *[d]	1.57 *[d]	136 *[e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22 *	88	1.33 *[d]	2.87 *[d]	39 *

Class Y
April 30, 2012 **	$10.43	.19	(.03)	.16	(.13)	—	(.13)	—	$10.46	1.56*	$248,010	.29 *[d]	1.80 *[d]	136 *[e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72 *	75,335	.90 *[d]	3.67 *[d]	39 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2012	0.09%

October 31, 2011	0.18

October 31, 2009	0.15

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

74	75

Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding to buy or sell investments.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Prior to April 5, 2010, class B shares were subject to a contingent deferred sales charge if those shares were redeemed within four years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

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Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign

77

currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average of approximately 1,100 futures contracts outstanding for the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $728,500,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a

78

payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $7,107,800,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

79

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $26,100,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $21,522,987 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $45,745,034 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $43,421,901.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment

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policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2011, the fund had a short-term capital loss carryover of $5,221,887 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $1,500,140,425, resulting in gross unrealized appreciation and depreciation of $52,161,012 and $31,819,421, respectively, or net unrealized appreciation of $20,341,591.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

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Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.730%	of the first $5 billion,
0.680%	of the next $5 billion,
0.630%	of the next $10 billion,
0.580%	of the next $10 billion,
0.530%	of the next $50 billion,
0.510%	of the next $50 billion,
0.500%	of the next $100 billion and
0.495%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.291% of the fund’s average net assets before a decrease of $85,023 (0.006% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.60% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $1,223,739 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

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The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $680 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $918, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,282 and $94 from the sale of class A and class M shares, respectively, and received $6,777 and $20,824 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $3,231 and no monies on class A and class M redemptions, respectively.

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Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,254,033,929 and $1,341,918,206, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $10,949,844 and $10,928,008, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	3,095,298,304	$140,100,510
beginning of the reporting period	CHF	15,020,000	$20,164

Options opened	USD	339,193,000	8,234,654
	CHF	—	—

Options exercised	USD	(537,756,351)	(14,585,844)
	CHF	—	—

Options closed	USD	(699,827,155)	(30,227,012)
	CHF	(15,020,000)	(20,164)

Written options outstanding at the end of	USD	2,196,907,798	$103,522,308
the reporting period	CHF	—	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	6,598,979	$68,058,043	60,585,292	$655,283,850

Shares issued in connection with
reinvestment of distributions	651,575	6,593,943	1,406,851	15,025,173

	7,250,554	74,651,986	61,992,143	670,309,023

Shares repurchased	(27,055,802)	(278,456,007)	(27,653,993)	(295,481,581)

Net increase (decrease)	(19,805,248)	$(203,804,021)	34,338,150	$374,827,442

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	119,987	$1,235,528	566,607	$6,081,412

Shares issued in connection with
reinvestment of distributions	10,602	106,974	34,918	371,523

	130,589	1,342,502	601,525	6,452,935

Shares repurchased	(239,130)	(2,458,240)	(423,035)	(4,520,019)

Net increase (decrease)	(108,541)	$(1,115,738)	178,490	$1,932,916

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	1,460,987	$14,911,812	14,953,968	$159,822,328

Shares issued in connection with
reinvestment of distributions	57,909	581,987	455,808	4,831,565

	1,518,896	15,493,799	15,409,776	164,653,893

Shares repurchased	(6,334,888)	(64,681,895)	(7,346,583)	(77,813,793)

Net increase (decrease)	(4,815,992)	$(49,188,096)	8,063,193	$86,840,100

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	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	60,258	$619,613	978,417	$10,578,695

Shares issued in connection with
reinvestment of distributions	15,179	153,312	38,011	404,816

	75,437	772,925	1,016,428	10,983,511

Shares repurchased	(448,013)	(4,610,514)	(542,328)	(5,747,386)

Net increase (decrease)	(372,576)	$(3,837,589)	474,100	$5,236,125

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	12,921	$132,162	71,888	$772,978

Shares issued in connection with
reinvestment of distributions	573	5,792	1,847	19,687

	13,494	137,954	73,735	792,665

Shares repurchased	(18,134)	(188,012)	(47,085)	(509,129)

Net increase (decrease)	(4,640)	$(50,058)	26,650	$283,536

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	6,242,875	$64,196,028	34,278,961	$371,506,119

Shares issued in connection with
reinvestment of distributions	237,559	2,411,226	536,455	5,740,069

	6,480,434	66,607,254	34,815,416	377,246,188

Shares repurchased	(17,978,966)	(185,293,271)	(22,235,438)	(237,433,075)

Net increase (decrease)	(11,498,532)	$(118,686,017)	12,579,978	$139,813,113

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$273,877	Payables	$—

Foreign exchange
contracts	Receivables	3,596,508	Payables	5,167,832

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	157,462,614*	(depreciation)	157,359,148*

Total		$161,332,999		$162,526,980

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

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The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(6,772)	$(6,772)

Foreign exchange
contracts	—	—	(6,959,750)	—	$(6,959,750)

Interest rate contracts	(32,491,289)	34,253	—	(18,381,361)	$(50,838,397)

Total	$(32,491,289)	$34,253	$(6,959,750)	$(18,388,133)	$(57,804,919)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$5,305	$5,305

Foreign exchange
contracts	—	—	5,105,080	—	$5,105,080

Interest rate contracts	(7,522,997)	(1,526,274)	—	15,739,938	$6,690,667

Total	$(7,522,997)	$(1,526,274)	$5,105,080	$15,745,243	$11,801,052

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $29,093 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $605,612,298 and $585,758,634, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $122,143, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

Tronox, Inc.	$122,143

Totals	$122,143

Note 9: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other

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entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 10: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

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The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

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Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

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Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

90

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

91

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Robert J. Darretta	Mark C. Trenchard
Putnam Investment	John A. Hill	Vice President and
Management, LLC	Paul L. Joskow	BSA Compliance Officer
One Post Office Square	Elizabeth T. Kennan
Boston, MA 02109	Kenneth R. Leibler	Robert T. Burns
	Robert E. Patterson	Vice President and
Investment Sub-Manager	George Putnam, III	Chief Legal Officer
Putnam Investments Limited	Robert L. Reynolds
57–59 St James’s Street	W. Thomas Stephens	James P. Pappas
London, England SW1A 1LD		Vice President
Officers
Investment Sub-Advisor	Robert L. Reynolds	Judith Cohen
The Putnam Advisory	President	Vice President, Clerk and
Company, LLC		Assistant Treasurer
One Post Office Square	Jonathan S. Horwitz
Boston, MA 02109	Executive Vice President,	Michael Higgins
	Principal Executive	Vice President, Senior Associate
Marketing Services	Officer, Treasurer and	Treasurer and Assistant Clerk
Putnam Retail Management	Compliance Liaison
One Post Office Square		Nancy E. Florek
Boston, MA 02109	Steven D. Krichmar	Vice President, Assistant Clerk,
	Vice President and	Assistant Treasurer and
Custodian	Principal Financial Officer	Proxy Manager
State Street Bank
and Trust Company	Janet C. Smith	Susan G. Malloy
	Vice President, Assistant	Vice President and
Legal Counsel	Treasurer and Principal	Assistant Treasurer
Ropes & Gray LLP	Accounting Officer

Trustees	Robert R. Leveille
Jameson A. Baxter, Chair	Vice President and
Ravi Akhoury	Chief Compliance Officer
Barbara M. Baumann
Charles B. Curtis

This report is for the information of shareholders of Putnam Absolute Return 300 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

92

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA109
274649 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PJMDX

Putnam Absolute Return 500 Fund

Semiannual report
4|30|12

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
500 Fund

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Our active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. Additional risks are listed in the fund’s prospectus.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Absolute Return 500 Fund

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 500 Fund can add diversification to a portfolio for investors looking for an alternative to traditional funds balanced with stocks and bonds.

The fund's management team has experience in absolute return investing in up and down markets.

Jeffrey L. Knight, CFA, Portfolio Manager and Head of Global Asset Allocation, leads the fund and is backed by a seasoned team.

- 6 portfolio managers averaging 20 years in the investment industry
- Research of 14 global multi-asset specialists
- 5 years of experience managing absolute return strategies

Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio. **The fund is not intended to outperform stocks and bonds during strong market rallies.**

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund prospectus for complete details.

The 500 Fund has been less volatile than stocks.

The fund has pursued active strategies to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/12

Treasury bills 0.06%
Putnam Absolute Return 500 Fund 4.11%
Bonds 2.75%
Stocks 17.97%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio over a 3-year period.

2
3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

Interview with your fund’s portfolio manager

Can you give us an update on financial markets in the semiannual period?

In the first half of the fund’s fiscal year, we saw greater confidence in markets and generally rising security prices. This was especially evident in the months from December through March. During that quarter, the three major macroeconomic worries that had gripped markets in 2011 — a double-dip recession in the United States, sovereign debt risk in Europe, and a hard landing for China’s economy — seemed less menacing, though greater concerns resurfaced in April.

Reassurance during the period came from several sources. The U.S. economy expanded and created new jobs from the end of last summer through the end of the period. In addition, the European Central Bank’s Long-Term Refinancing Operation [LTRO], initiated in December and expanded in February, eased the short-term funding fears afflicting the European banking system. Also, European authorities negotiated an orderly Greek default and a resolution of related credit default swaps — events that had previously caused great uncertainty in the bond market. Last, China’s economy has so far avoided an abrupt deterioration. The easing of macro risks helped security prices rise to reflect more appropriately the fundamentals of a moderately expanding U.S. economy.

Volatility increased late in the period. Are we seeing a replay of 2010 and 2011?

Markets retreated in April, and we saw something similar in each of the past two years. The causes are also similar, as worries about unresolved problems in Europe’s sovereign debt market and a drop-off in U.S. economic data appear to be contributing

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on page 16.

to the volatility. Should markets turn more volatile, the fund’s absolute return mandate gives us a number of tools that we can implement to reduce market risk.

What areas of the portfolio have shown the most strength?

We continued to structure the portfolio balanced between strategies that depend on the market’s direction and those that can perform well regardless of whether markets rise or fall. Both contributed to the 5.83% return for the fund’s class A shares before sales charges during the first six months of the fund’s current fiscal year.

In the strategies aligned with the direction of the stock market, we have continued to favor securities that have historically exhibited less volatility than the overall market. Our research suggests less-volatile securities can achieve higher risk-adjusted returns than more volatile stocks in the long run. In a bullish period such as we experienced during the period, however, less-volatile securities sometimes lag. While the large-cap U.S. stock holdings as a group did not keep pace with

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

the stock market during its rally during the period, they contributed strong absolute returns and performed with less volatility than stocks in general. These are the characteristics we seek for the fund.

Another directional strategy that contributed solid results was within the high-yield corporate sector. Our selection of securities here delivered favorable results. High-yield bonds were among the sectors that saw a correction in 2011 when markets feared a recession might cause a jump in default rates. Instead, defaults remained low and credit concerns eased during the semiannual period.

Can you give examples of the non-directional strategies in the portfolio?

Our long-short equity positions performed very well during the period. This strategy consists of a variety of long positions, which provide exposure to the price movements of securities, offset by short positions, which involve futures contracts or total return swaps that become more valuable when security prices fall. Offsetting these positions helps keep market exposure neutral. An example of a long position was our holding in Apple, which rose sharply in the period. These were offset by short positions in different types of companies.

Our short positions targeted a couple of types of companies we believed were poised to fall in value. For example, we identified companies with questions surrounding their accounting and financial reports. This is a factor that often causes persistent weakness in stock performance. We also had short exposure to a

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/12. Short-term holdings, derivative securities, and TBA commitments are excluded. Holdings will vary over time.

number of stocks of European companies that were vulnerable to concerns about the region’s recession and the structural weaknesses of its financials sector.

A variety of the fund’s fixed-income positions also are part of our non-directional strategies, because they exhibit low correlation to interest-rate movements. Non-agency residential mortgages provided positive results in the period, rewarding what we considered the attractive fundamentals of these securities. In the first quarter, the Federal Reserve completed an auction of its portfolio of securities in this sector and prices firmed. Many of the worries about supply overwhelming demand began to ease.

Commercial mortgage-backed securities [CMBS] also performed well. In this area, we have favored AAA-CMBS and seasoned mezzanine CMBS. These issues are very senior in the capital structure, which means they are well protected from weakness in commercial real estate, according to our research.

Where have you seen disappointments?

The fund’s interest-rate positioning was not optimal. In a term structure strategy, we had a slight bias toward a steepening curve, on the expectation that long-term interest rates might move higher. In other words, the fund had only modest exposure to interest-rate risk. We did not see either attractive return potential or prudent risk in the idea of pursuing returns from a further decline in interest rates because rates are already at historically low levels, and current accommodative monetary policy creates inflation risk. However, rates moved noticeably higher only during February and March, and subsequently fell again. The small amount of rate exposure in the portfolio was helpful for diversification, but overall, this was not a positive contributor to performance. In seeking to manage interest-rate risk, we implement strategies with options and futures contracts, which are types of derivatives.

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings will vary over time.

Looking to the second half of the fiscal year, what are your strategies?

We are maintaining a similar stance as we have had during the first half of the year, with a balance of directional and non-directional strategies, exposure to multiple asset classes, and a variety of diversification sources. An example of the latter is modest exposure to long-term, interest-rate sensitive securities. This has proved helpful in periods when long-term rates rose.

Overall, we do not think the recent pullback in markets is likely to worsen to the degree we witnessed in 2011. In the United States, at least, the economy appears healthier than it did a year ago at this time. Also, investor sentiment has generally been more cautious this year than it was last year before the downturn set in. At the same time, we have strategies in place for the possibility of greater volatility. We employ options and futures contracts, types of derivatives that allow us to hedge changes in security values or to manage market risk, and can benefit depending on market movements. Our tail risk strategies, which played a role in cushioning performance during 2011, are an example of how we prepare the fund for unexpected downturns.

Jeff, thanks for sharing this update today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks, including the possibility of higher interest rates or bond prepayments, as well as to manage exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable to pay. Putnam monitors the counterparty risks we assume. Putnam also seeks to mitigate the level of ongoing counterparty credit risk by entering into collateral agreements with counterparties in which collateral is posted on a regular basis to cover the developing gain or loss of open swaps and forward contracts.

See pages 80–83 for more information on the types of derivatives used.

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund’s portfolio managers are James A. Fetch, Robert J. Kea, CFA, Joshua B. Kutin, CFA, Robert J. Schoen, and Jason R. Vaillancourt, CFA.

IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	20.32%	13.41%	17.35%	14.35%	17.34%	17.34%	18.26%	14.15%	19.24%	21.40%
Annual average	5.67	3.83	4.89	4.08	4.89	4.89	5.13	4.03	5.39	5.96

3 years	18.55	11.72	15.84	12.84	15.83	15.83	16.74	12.63	17.59	19.37
Annual average	5.84	3.76	5.02	4.11	5.02	5.02	5.29	4.04	5.55	6.08

1 year	1.37	–4.44	0.65	–4.27	0.60	–0.39	0.82	–2.71	1.05	1.70

6 months	5.83	–0.22	5.51	0.51	5.47	4.47	5.49	1.81	5.63	5.97

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 4/30/12

	BofA (Bank of America)
	Merrill Lynch U.S.	Barclays U.S.
	Treasury Bill Index	Aggregate Bond Index	S&P 500 Index

Life of fund	0.67%	23.76%	74.14%
Annual average	0.20	6.57	17.99

3 years	0.55	22.70	70.49
Annual average	0.18	7.06	19.46

1 year	0.08	7.54	4.76

6 months	0.02	2.44	12.77

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.325		$0.248	$0.252	$0.276		$0.301	$0.351

Capital gains	—		—	—	—		—	—

Total	$0.325		$0.248	$0.252	$0.276		$0.301	$0.351

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$10.89	$11.55	$10.75	$10.74	$10.80	$11.19	$10.83	$10.94

4/30/12	11.18	11.86	11.08	11.06	11.10	11.50	11.12	11.22

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	19.57%	12.70%	16.61%	13.61%	16.70%	16.70%	17.62%	13.53%	18.59%	20.64%
Annual average	5.62	3.72	4.81	3.98	4.83	4.83	5.09	3.96	5.35	5.90

3 years	19.57	12.70	16.84	13.84	16.93	16.93	17.74	13.64	18.71	20.52
Annual average	6.14	4.07	5.32	4.42	5.35	5.35	5.59	4.35	5.88	6.42

1 year	2.53	–3.35	1.63	–3.33	1.68	0.68	1.99	–1.56	2.23	2.77

6 months	7.74	1.53	7.34	2.34	7.39	6.39	7.51	3.76	7.64	7.98

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses for the fiscal year ended 10/31/11*	1.17%	1.92%	1.92%	1.67%	1.42%	0.92%

Total annual operating expenses for the fiscal year
ended 10/31/11	1.29%	2.04%	2.04%	1.79%	1.54%	1.04%

Annualized expense ratio for the six-month period
ended 4/30/12	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 6/30/13.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$5.89	$9.71	$9.71	$8.43	$7.16	$4.61

Ending value (after expenses)	$1,058.30	$1,055.10	$1,054.70	$1,054.90	$1,056.30	$1,059.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$5.77	$9.52	$9.52	$8.27	$7.02	$4.52

Ending value (after expenses)	$1,019.14	$1,015.42	$1,015.42	$1,016.66	$1,017.90	$1,020.39

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June  30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The fund’s portfolio 4/30/12 (Unaudited)

COMMON STOCKS (26.9%)*	Shares	Value

Basic materials (0.8%)
Allied Nevada Gold Corp. †	10,500	$307,545

Bemis Co., Inc.	11,700	378,963

FMC Corp.	6,000	662,700

International Flavors & Fragrances, Inc.	7,781	468,494

Newmont Mining Corp.	22,638	1,078,701

PPG Industries, Inc.	9,632	1,013,672

Royal Gold, Inc.	5,900	365,564

Sherwin-Williams Co. (The)	6,680	803,470

Sigma-Aldrich Corp.	9,295	659,016

Valspar Corp.	9,698	496,053

		6,234,178
Capital goods (1.2%)
Ball Corp.	14,342	598,922

Covanta Holding Corp.	22,101	354,721

General Dynamics Corp.	21,400	1,444,500

Lockheed Martin Corp.	17,080	1,546,423

Northrop Grumman Corp.	19,794	1,252,564

Raytheon Co.	25,534	1,382,411

Republic Services, Inc.	29,300	801,941

Roper Industries, Inc.	9,164	933,812

Stericycle, Inc. †	8,700	753,420

Waste Connections, Inc.	15,900	512,457

		9,581,171
Communication services (0.7%)
American Tower Corp. Class A R	15,320	1,004,686

AT&T, Inc.	34,700	1,141,977

IAC/InterActiveCorp.	12,997	625,806

Verizon Communications, Inc.	72,596	2,931,426

Windstream Corp.	33,800	379,912

		6,083,807
Conglomerates (0.5%)
AMETEK, Inc.	16,352	822,996

Danaher Corp.	32,400	1,756,728

General Electric Co.	72,800	1,425,424

		4,005,148
Consumer cyclicals (3.4%)
Advance Auto Parts, Inc.	5,299	486,448

Amazon.com, Inc. †	11,717	2,717,172

AutoZone, Inc. †	1,610	637,818

Bed Bath & Beyond, Inc. †	12,800	900,992

Big Lots, Inc. †	6,544	239,772

Cintas Corp.	14,828	580,813

Discovery Communications, Inc. Class A †	15,268	830,885

Dollar General Corp. †	8,700	412,902

Dollar Tree, Inc. †	7,192	731,139

Dun & Bradstreet Corp. (The)	6,600	513,348

Ecolab, Inc.	16,672	1,061,840

COMMON STOCKS (26.9%)* cont.	Shares	Value

Consumer cyclicals cont.
Equifax, Inc.	14,964	$685,650

Expedia, Inc.	9,255	394,541

Global Payments, Inc.	12,200	566,446

Home Depot, Inc. (The)	49,900	2,584,321

Kimberly-Clark Corp.	28,319	2,222,192

Kohl’s Corp.	14,100	706,833

McGraw-Hill Cos., Inc. (The)	16,313	802,110

Moody’s Corp.	21,354	874,446

MSC Industrial Direct Co., Inc. Class A	6,399	471,670

O’Reilly Automotive, Inc. †	7,600	801,496

Omnicom Group, Inc.	15,052	772,318

PetSmart, Inc.	8,335	485,597

Priceline.com, Inc. †	2,117	1,610,656

Ross Stores, Inc.	13,200	812,988

Scotts Miracle-Gro Co. (The) Class A	5,987	313,719

Scripps Networks Interactive Class A	7,800	391,716

Target Corp.	26,138	1,514,436

Towers Watson & Co. Class A	7,900	516,660

Tupperware Brands Corp.	5,360	333,874

Verisk Analytics, Inc. Class A †	14,709	720,006

Viacom, Inc. Class B	23,549	1,092,438

		27,787,242
Consumer staples (3.1%)
Altria Group, Inc.	102,100	3,288,641

Brinker International, Inc.	9,108	286,629

Church & Dwight Co., Inc.	20,500	1,041,400

Coca-Cola Co. (The)	6,500	496,080

ConAgra Foods, Inc.	46,300	1,195,466

Dr. Pepper Snapple Group, Inc.	28,300	1,148,414

Herbalife, Ltd.	15,839	1,113,798

Kroger Co. (The)	58,500	1,361,295

Lorillard, Inc.	12,196	1,649,997

McDonald’s Corp.	29,500	2,874,775

Panera Bread Co. Class A †	2,444	385,956

Philip Morris International, Inc.	51,594	4,618,179

Procter & Gamble Co. (The)	17,200	1,094,608

Reynolds American, Inc.	34,000	1,388,220

Starbucks Corp.	29,008	1,664,479

W.W. Grainger, Inc.	4,731	983,196

Yum! Brands, Inc.	18,928	1,376,633

		25,967,766
Energy (2.6%)
Chevron Corp.	49,845	5,311,483

ConocoPhillips	47,600	3,409,588

Deepocean Group (Shell) (acquired 6/9/11,
cost $357,150) (Norway) ‡	24,587	405,686

Exxon Mobil Corp.	96,402	8,323,349

COMMON STOCKS (26.9%)* cont.	Shares	Value

Energy cont.
FMC Technologies, Inc. †	21,860	$1,027,420

HollyFrontier Corp.	24,874	766,617

Marathon Oil Corp.	45,000	1,320,300

Murphy Oil Corp.	17,410	957,028

		21,521,471
Financials (3.4%)
ACE, Ltd.	27,762	2,109,079

Allied World Assurance Co. Holdings AG	12,882	926,989

American Express Co.	52,300	3,148,983

Arch Capital Group, Ltd. †	32,675	1,283,474

AvalonBay Communities, Inc. R	4,700	683,380

Bank of Hawaii Corp.	10,319	504,496

Berkshire Hathaway, Inc. Class B †	25,138	2,022,352

Chubb Corp. (The)	17,499	1,278,652

Commerce Bancshares, Inc.	14,500	581,450

Digital Realty Trust, Inc. R	6,062	455,196

Discover Financial Services	43,400	1,471,260

Equity Residential Trust R	13,100	804,864

Essex Property Trust, Inc. R	2,400	379,128

Everest Re Group, Ltd.	12,336	1,222,498

Federal Realty Investment Trust R	3,997	402,338

JPMorgan Chase & Co.	17,400	747,852

M&T Bank Corp.	13,710	1,182,762

Nasdaq OMX Group, Inc. (The) †	20,200	496,314

Northern Trust Corp.	21,400	1,018,426

People’s United Financial, Inc.	56,897	702,109

Public Storage R	5,900	845,234

Rayonier, Inc. R	8,311	376,904

Realty Income Corp. R	9,302	365,941

RenaissanceRe Holdings, Ltd.	14,462	1,128,904

Simon Property Group, Inc. R	9,900	1,540,440

Validus Holdings, Ltd.	27,548	895,310

W.R. Berkley Corp.	30,834	1,161,208

Wells Fargo & Co.	21,300	712,059

		28,447,602
Health care (2.7%)
Abbott Laboratories	43,465	2,697,438

Aetna, Inc.	22,200	977,688

AmerisourceBergen Corp.	19,589	728,907

Amgen, Inc.	25,400	1,806,194

Biogen Idec, Inc. †	9,265	1,241,603

Bristol-Myers Squibb Co.	54,100	1,805,317

C.R. Bard, Inc.	6,927	685,496

Cardinal Health, Inc.	22,074	933,068

Eli Lilly & Co.	35,699	1,477,582

Forest Laboratories, Inc. †	15,733	547,980

Gilead Sciences, Inc. †	28,400	1,477,084

COMMON STOCKS (26.9%)* cont.	Shares	Value

Health care cont.
Humana, Inc.	10,600	$855,208

Johnson & Johnson	15,900	1,034,931

McKesson Corp.	14,113	1,290,069

Merck & Co., Inc.	4,700	184,428

Perrigo Co.	4,899	513,905

Pfizer, Inc.	40,600	930,958

ResMed, Inc. †	16,200	550,962

UnitedHealth Group, Inc.	41,900	2,352,685

Ventas, Inc. R	11,800	693,722

		22,785,225
Technology (7.1%)
Accenture PLC Class A	31,213	2,027,284

Altera Corp.	32,300	1,148,911

Analog Devices, Inc.	31,058	1,210,641

Apple, Inc. †	42,959	25,098,346

Avago Technologies, Ltd. (Singapore)	26,832	925,167

BMC Software, Inc. †	19,910	821,487

Cisco Systems, Inc.	192,300	3,874,845

Google, Inc. Class A †	7,225	4,372,787

IBM Corp.	28,319	5,864,299

Intel Corp.	19,100	542,440

Intuit, Inc.	20,545	1,190,994

KLA-Tencor Corp.	21,445	1,118,357

L-3 Communications Holdings, Inc.	10,641	782,539

Lam Research Corp. †	21,632	900,973

Maxim Integrated Products, Inc.	37,600	1,112,208

Microchip Technology, Inc.	27,000	954,180

Microsoft Corp.	175,919	5,632,926

Xilinx, Inc.	30,400	1,105,952

		58,684,336
Transportation (0.5%)
Copa Holdings SA Class A (Panama)	5,697	463,223

J. B. Hunt Transport Services, Inc.	11,721	648,523

Southwest Airlines Co.	82,727	684,980

United Parcel Service, Inc. Class B	34,286	2,679,108

		4,475,834
Utilities and power (0.9%)
CMS Energy Corp.	27,600	634,524

DTE Energy Co.	14,892	839,611

Entergy Corp.	13,932	913,382

ITC Holdings Corp.	6,500	503,490

Kinder Morgan, Inc.	25,200	904,680

PG&E Corp.	27,400	1,210,532

Pinnacle West Capital Corp.	12,423	600,652

Spectra Energy Corp.	45,206	1,389,632

Westar Energy, Inc.	16,095	461,766

		7,458,269

Total common stocks (cost $186,763,942)		$223,032,049

CORPORATE BONDS AND NOTES (15.7%)*	Principal amount		Value

Basic materials (1.1%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		$339,000	$375,823

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		339,000	357,291

BHP Billiton Finance USA Ltd company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		339,000	369,821

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		565,000	635,013

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes
3 1/4s, 2015		452,000	483,406

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		1,250,000	1,293,750

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes FRN 5.003s, 2014		400,000	375,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		1,020,000	1,091,400

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)	EUR	495,200	658,099

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014		$647,000	685,820

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	100,000	142,524

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		$445,000	610,136

SGL Carbon SE company guaranty sr. sub. notes FRN
Ser. EMTN, 2.307s, 2015 (Germany)	EUR	100,000	130,056

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)		$1,000,000	1,005,000

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		500,000	508,750

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		170,000	176,375

Vale Overseas, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2017		395,000	455,037

			9,353,301
Capital goods (0.4%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		265,000	271,294

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		1,045,000	1,125,988

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		200,000	234,393

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		252,000	271,501

Caterpillar Financial Services Corp. sr. unsec. notes
6 1/8s, 2014		616,000	676,321

Deere & Co. sr. unsec. notes 6.95s, 2014		252,000	283,617

General Cable Corp. company guaranty sr. unsec. unsub. notes
FRN 2.843s, 2015		85,000	79,475

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A
company guaranty sr. notes 7 3/4s, 2016		195,000	206,213

United Technologies Corp. sr. unsec. unsub. notes
4 7/8s, 2015		452,000	505,279

			3,654,081
Communication services (2.1%)
America Movil SAB de CV company guaranty unsec.
unsub. notes 5 1/2s, 2014 (Mexico)		339,000	366,479

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		2,579,000	2,692,716

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Communication services cont.
Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		$452,000	$487,617

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		350,000	322,875

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017		1,125,000	1,353,162

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		380,000	399,950

Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)		452,000	511,824

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)		1,500,000	1,668,750

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s,
2019 (Germany)		560,000	600,600

Level 3 Financing, Inc. 144A company guaranty FRN 4.506s, 2015		1,000,000	966,250

Mediacom Broadband, LLC/Mediacom Broadband Corp. sr. unsec.
unsub. notes 8 1/2s, 2015		900,000	927,000

Nextel Communications, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2014		840,000	838,950

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		245,000	274,400

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017		290,000	316,825

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		510,000	583,552

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8s, 2016		156,000	167,115

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		265,000	240,488

Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)		508,000	516,890

Telefonica Emisones SAU company guaranty 6.421s,
2016 (Spain)		250,000	257,558

Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)		315,000	315,932

Time Warner Cable, Inc. company guaranty sr. unsec.
notes 5.85s, 2017		955,000	1,118,474

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		1,459,000	1,683,598

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		508,000	596,969

Wind Acquisition Finance SA company
guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	190,000	226,207

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$335,000	318,250

			17,752,431
Conglomerates (0.5%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017		3,534,000	4,124,242

			4,124,242
Consumer cyclicals (1.8%)
Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015		500,000	442,500

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		890,000	983,450

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	$1,000,000	$1,096,250

Daimler Finance North America, LLC company guaranty 6 1/2s,
2013 (Germany)	282,000	305,577

DISH DBS Corp. company guaranty 6 5/8s, 2014	750,000	813,750

Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 3/4s, 2021	400,000	450,064

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016	282,000	325,478

Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014	231,000	251,790

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014	990,000	1,119,938

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	905,000	944,594

MGM Resorts International sr. notes 10 3/8s, 2014	180,000	205,200

News America, Inc. sr. unsec. notes company
guaranty 4 1/2s, 2021	452,000	488,212

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes
11 5/8s, 2014	114,000	131,955

Owens Corning company guaranty sr. unsec. notes 9s, 2019	210,000	259,875

QVC, Inc. 144A sr. notes 7 1/8s, 2017	475,000	508,250

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020	200,000	207,500

Schaeffler Finance BV 144A company
guaranty sr. notes 7 3/4s, 2017 (Germany)	350,000	370,405

Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	484,000	525,145

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	685,000	734,663

Target Corp. sr. unsec. notes 5 3/8s, 2017	452,000	537,152

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016	729,000	858,075

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013	1,200,000	1,230,000

Travelport, LLC company guaranty sr. unsec.
unsub. notes 9 7/8s, 2014	125,000	83,438

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014	1,000,000	1,080,000

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014	1,068,000	1,125,995

		15,079,256
Consumer staples (1.0%)
Altria Group, Inc. company guaranty sr. unsec.
notes 4 1/8s, 2015	663,000	724,798

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4 1/8s, 2015	616,000	668,385

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016	282,000	289,583

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	260,000	293,800

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	260,000	282,425

CVS Corp. sr. unsec. notes 5 3/4s, 2017	395,000	466,784

Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	339,000	410,431

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Consumer staples cont.
Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	500,000	$711,383

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		$1,068,000	1,168,679

Kroger Co. company guaranty sr. unsec. unsub. notes
6.4s, 2017		282,000	341,371

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		786,000	831,843

Philip Morris International, Inc. sr. unsec.
unsub. notes 5.65s, 2018		339,000	405,594

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		452,000	485,808

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		300,000	323,625

Service Corporation International sr. notes 7s, 2017		170,000	189,550

Service Corporation International sr. unsec. notes 7 3/8s, 2014		180,000	196,650

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		180,000	210,600

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		230,000	265,075

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016		235,000	255,563

			8,521,947
Energy (1.5%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		285,000	330,043

Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		379,000	379,000

BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)		252,000	269,906

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (United Kingdom)		200,000	222,229

Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		490,000	534,100

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		560,000	551,600

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		899,000	988,839

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)		395,000	430,031

Forest Oil Corp. company guaranty sr. unsec. notes
8 1/2s, 2014		965,000	1,037,375

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)		500,000	571,155

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017 R		100,000	100,000

Peabody Energy Corp. company guaranty 7 3/8s, 2016		135,000	149,513

Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014		1,035,000	1,148,850

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)		2,295,000	2,078,168

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		225,000	236,813

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)		786,000	838,099

Whiting Petroleum Corp. company guaranty 7s, 2014		125,000	133,125

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017		2,000,000	1,980,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017		339,000	421,635

			12,400,481

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Financials (4.4%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	$339,000	$367,667

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.688s, 2014	1,500,000	1,422,950

American Express Credit Corp. sr. unsec.
unsub. notes 5 1/8s, 2014	1,012,000	1,098,331

American International Group, Inc. sr. unsec.
notes Ser. MTN, 5.45s, 2017	565,000	612,493

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	3,585,000	3,801,749

Bank of New York Mellon Corp. (The) sr. unsec. notes
2.95s, 2015	452,000	477,038

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	616,000	651,660

BB&T Corp. unsec. sub. notes 5.2s, 2015	339,000	376,654

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015	1,233,000	1,312,981

Capital One Financial Corp. sr. unsec. unsub. notes
6 3/4s, 2017	452,000	541,593

CB Richard Ellis Services, Inc. company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	355,000	403,813

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	900,000	927,000

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	1,230,000	1,365,316

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	1,575,000	1,747,422

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014	1,402,000	1,506,842

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)	616,000	701,749

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	480,000	490,800

E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 ‡‡	175,000	203,875

Goldman Sachs Group, Inc. (The) sr. unsec. notes
6 1/4s, 2017	2,748,000	2,989,494

Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038	530,000	556,500

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	740,000	799,190

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	300,000	315,750

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015	1,300,000	1,274,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015	3,031,000	3,192,874

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	162,000	180,428

Leucadia National Corp. sr. unsec. notes 7s, 2013	100,000	104,500

MetLife, Inc. sr. unsec. 6 3/4s, 2016	452,000	536,425

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015	283,000	301,774

Prudential Financial, Inc. sr. disc. unsec.
unsub. notes Ser. MTN, 4 3/4s, 2015	565,000	613,909

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)	225,000	226,395

Simon Property Group LP sr. unsec. unsub notes 3 3/8s, 2022 R	395,000	394,988

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	395,000	432,525

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015	300,000	311,270

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	452,000	469,419

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017 R	135,000	139,490

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount		Value

Financials cont.
Vnesheconombank Via VEB Finance PLC 144A bank guaranty
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		$250,000	$265,000

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		500,000	517,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,600,000	1,688,336

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		2,301,000	2,699,708

Westpac Banking Corp. sr. unsec. unsub. notes 3s,
2015 (Australia)		395,000	412,096

			36,431,504
Health care (1.0%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		508,000	600,109

Amgen, Inc. sr. unsec. notes 5.85s, 2017		339,000	401,697

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		339,000	407,654

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		305,000	327,464

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	415,000	563,245

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$235,000	269,369

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		452,000	485,010

HCA, Inc. sr. notes 6 1/2s, 2020		665,000	709,888

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,240,000	1,308,200

Merck & Co., Inc. sr. unsec. notes 4s, 2015		508,000	558,795

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015		452,000	481,254

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		1,068,000	1,209,411

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		40,000	44,850

Tenet Healthcare Corp. 144A company guaranty notes
6 1/4s, 2018		665,000	691,600

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		339,000	413,505

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		157,000	176,835

			8,648,886
Technology (0.6%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡		450,000	432,000

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016		508,000	592,234

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014		452,000	489,181

IBM Corp. sr. unsec. notes 5.7s, 2017		673,000	810,780

Oracle Corp. sr. unsec. notes 5 1/4s, 2016		616,000	710,101

Seagate Technology International 144A company
guaranty sr. sec. notes 10s, 2014 (Cayman Islands)		222,000	250,305

SunGard Data Systems, Inc. company guaranty sr. unsec.
sub. notes 10 1/4s, 2015		985,000	1,020,706

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		395,000	421,154

			4,726,461
Transportation (0.1%)
United Parcel Service, Inc. sr. unsec. unsub. notes
3 7/8s, 2014		339,000	359,983

			359,983

CORPORATE BONDS AND NOTES (15.7%)* cont.	Principal amount	Value

Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016	$210,000	$247,800

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	1,035,000	1,179,900

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038	189,000	250,646

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	280,000	334,463

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018	157,000	205,669

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	880,000	1,064,238

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014	880,000	961,857

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	350,000	262,500

El Paso Corp. sr. unsec. notes 7s, 2017	225,000	253,051

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017	395,000	472,981

Exelon Corp. sr. unsec. notes 4.9s, 2015	827,000	904,927

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C,
7 3/8s, 2031	220,000	276,400

FPL Group Capital, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2015	282,000	339,210

Kinder Morgan Energy Partners LP notes 6s, 2017	452,000	525,397

National Rural Utilities Cooperative Finance Corp.
sr. bonds 10 3/8s, 2018	226,000	331,551

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	315,000	425,198

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014	220,000	236,317

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	339,000	374,296

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	275,000	366,595

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	395,000	494,650

		9,507,646

Total corporate bonds and notes (cost $126,209,666)		$130,560,219

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association Pass-Through
Certificates 4s, TBA, May 1, 2042	$5,000,000	$5,407,813

		5,407,813
U.S. Government Agency Mortgage Obligations (12.9%)
Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, May 1, 2042	1,000,000	1,070,703
3 1/2s, TBA, June 1, 2042	34,000,000	35,211,250
3 1/2s, TBA, May 1, 2042	68,000,000	70,613,750

		106,895,703

Total U.S. government and agency mortgage obligations (cost $111,197,617)		$112,303,516

MORTGAGE-BACKED SECURITIES (12.4%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.791s, 2039	$639,000	$607,523
Ser. 06-6, Class A2, 5.309s, 2045	1,150,900	1,156,937
Ser. 04-4, Class B, 4.985s, 2042 F	563,000	558,521
Ser. 07-1, Class XW, IO, 0.466s, 2049	4,816,378	47,673

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	493,000	495,751
Ser. 03-1, Class J, 4.9s, 2036 F	1,109,000	1,074,330
Ser. 04-4, Class XC, IO, 1.04s, 2042	4,730,725	61,902
Ser. 02-PB2, Class XC, IO, 0.731s, 2035	2,710,277	2,369

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.823s, 2046	12,963,038	534,725
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	30,342,876	1,301,709
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047	32,761,232	841,964
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046	33,674,145	862,058

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-IM1,
Class A1, 0.469s, 2036	961,371	480,685

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 02-PBW1, Class G, 5.83s, 2035	492,000	481,028

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	5,652,841	146,974
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047	3,479,969	73,079
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046	7,479,770	138,376
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	4,092,030	57,288

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3,
Class AJ, 4.96s, 2043	590,000	552,618

Commercial Mortgage Asset Trust FRB Ser. 99-C2, Class E,
7.64s, 2032	520,000	559,260

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	433,155	432,620
Ser. 05-C6, Class AJ, 5.209s, 2044	960,000	944,093
Ser. 05-LP5, Class B, 5.105s, 2043 F	886,000	833,053

Countrywide Alternative Loan Trust
FRB Ser. 07-OH1, Class A1B, 0.439s, 2047	4,000,000	2,260,000
FRB Ser. 07-OA4, Class A1, 0.409s, 2047	5,505,289	3,413,279
FRB Ser. 07-OA3, Class 1A1, 0.379s, 2047	3,145,090	2,020,720
FRB Ser. 06-HY11, Class A1, 0.359s, 2036	1,444,315	801,595

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.967s, 2039	737,514	736,523

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037 F	965,000	974,652
FRB Ser. 04-C2, Class E, 5.736s, 2036 F	963,000	1,004,446
FRB Ser. 04-C2, Class D, 5.575s, 2036	567,000	567,000
Ser. 05-C6, Class AJ, 5.23s, 2040 F	1,534,000	1,515,053
Ser. 05-C5, Class AJ, 5.1s, 2038 F	1,194,000	1,211,669
Ser. 03-CPN1, Class E, 4.891s, 2035	514,000	509,862

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	725,971	781,330
FRB Ser. 03-CK2, Class G, 5.744s, 2036	1,430,000	1,425,226
Ser. 03-C3, Class AX, IO, 1.937s, 2038	7,837,847	85,903
Ser. 04-C4, Class AX, IO, 1.189s, 2039	3,261,883	50,093

MORTGAGE-BACKED SECURITIES (12.4%)* cont.	Principal amount	Value

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust FRB
Ser. 06-AR1, Class 1A3, 0.569s, 2036	$9,829,874	$4,177,697

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.332s, 2034	225,734	310,436
IFB Ser. 3951, Class CS, IO, 6.51s, 2026	6,837,575	1,232,541
IFB Ser. 3859, Class SG, IO, 6.46s, 2039	726,415	106,216
IFB Ser. 3727, Class PS, IO, 6.46s, 2038	2,785,886	360,369
IFB Ser. 3835, Class SC, IO, 6.41s, 2038	18,415,434	3,387,151
IFB Ser. 3856, Class PS, IO, 6.36s, 2040	802,435	130,153
IFB Ser. 3803, Class SP, IO, 6.36s, 2038	3,084,199	400,674
IFB Ser. 3861, Class PS, IO, 6.36s, 2037	1,287,612	215,186
IFB Ser. 3708, Class SQ, IO, 6.31s, 2040	8,289,657	1,239,469
IFB Ser. 3907, Class KS, IO, 6.31s, 2040	2,642,428	486,879
IFB Ser. 3708, Class SA, IO, 6.21s, 2040	12,103,679	1,773,431
IFB Ser. 3934, Class SA, IO, 6.16s, 2041	384,536	67,282
IFB Ser. 3116, Class AS, IO, 5.86s, 2034	2,440,613	255,152
IFB Ser. 3852, Class NT, 5.76s, 2041	3,479,970	3,639,388
IFB Ser. 3752, Class PS, IO, 5.76s, 2040	1,544,438	263,651
Ser. 3632, Class CI, IO, 5s, 2038	462,826	37,600
Ser. 3626, Class DI, IO, 5s, 2037	303,563	14,252
Ser. 3747, Class HI, IO, 4 1/2s, 2037	404,010	47,593
Ser. 3738, Class MI, IO, 4s, 2034	22,792,638	2,016,296
Ser. 3748, Class NI, IO, 4s, 2034	2,472,236	223,342
Ser. 3736, Class QI, IO, 4s, 2034	6,210,043	294,977
Ser. 3751, Class MI, IO, 4s, 2034	288,633	14,553
Ser. T-8, Class A9, IO, 0.428s, 2028	333,598	2,710
Ser. T-59, Class 1AX, IO, 0.275s, 2043	763,681	6,682
Ser. T-48, Class A2, IO, 0.212s, 2033	1,093,017	6,831
Ser. 3206, Class EO, PO, zero %, 2036	122,080	111,341
Ser. 3175, Class MO, PO, zero %, 2036	97,511	89,106
FRB Ser. T-54, Class 2A, IO, zero %, 2043	441,287	69

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.306s, 2035	95,529	169,609
IFB Ser. 05-45, Class DA, 23.545s, 2035	422,357	679,093
IFB Ser. 11-4, Class CS, 12.423s, 2040	2,317,350	2,688,126
IFB Ser. 11-67, Class BS, IO, 6.261s, 2041	6,995,144	1,122,721
IFB Ser. 404, Class S13, IO, 6.161s, 2040	150,881	20,974
IFB Ser. 10-35, Class SG, IO, 6.161s, 2040	5,407,859	874,018
Ser. 397, Class 2, IO, 5s, 2039	101,924	15,719
Ser. 398, Class C5, IO, 5s, 2039	854,711	81,967
Ser. 10-13, Class EI, IO, 5s, 2038	803,389	50,938
Ser. 12-30, Class PI, IO, 4s, 2042	5,691,002	997,633
Ser. 406, Class 2, IO, 4s, 2041	329,353	50,029
Ser. 406, Class 1, IO, 4s, 2041	205,200	33,099
Ser. 03-W10, Class 1, IO, 1.431s, 2043	309,140	14,588
Ser. 98-W2, Class X, IO, 0.997s, 2028	2,082,950	97,638
Ser. 03-W1, Class 2A, IO, zero %, 2042	943,282	74
Ser. 98-W5, Class X, IO, zero %, 2028	600,875	24,598
FRB Ser. 06-104, Class EK, zero %, 2036	14,588	14,150

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	531,000	532,593

MORTGAGE-BACKED SECURITIES (12.4%)* cont.	Principal amount	Value

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	$524,502	$524,502

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	991,388
Ser. 05-C2, Class B, 5.113s, 2043 F	1,305,000	1,317,510

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.688s, 2037	1,231,000	1,190,746
FRB Ser. 04-C1, Class F, 5.088s, 2038 F	807,000	799,005
Ser. 05-C2, Class XC, IO, 0.157s, 2043	20,719,310	152,909

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	792,000	769,435

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039	376,000	367,728
FRB Ser. 03-C2, Class F, 5.652s, 2040	422,000	407,576

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.46s, 2038	1,317,025	181,615
IFB Ser. 11-61, Class CS, IO, 6.44s, 2035	11,082,577	1,677,470
IFB Ser. 10-85, Class SD, IO, 6.41s, 2038	186,080	31,310
IFB Ser. 11-37, Class SD, IO, 6.41s, 2038	1,694,511	231,613
IFB Ser. 10-120, Class SB, IO, 5.96s, 2035	369,192	39,278
IFB Ser. 10-20, Class SC, IO, 5.91s, 2040	96,155	16,232
IFB Ser. 11-70, Class SN, IO, 5.66s, 2041	802,000	236,301
IFB Ser. 11-70, Class SH, IO, 5.65s, 2041	1,003,000	296,748
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	162,813	27,856
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	6,632,565	915,320
Ser. 12-8, Class PI, IO, 4s, 2041	6,775,676	1,194,552

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X,
IO, 1s, 2036	3,908,760	137,979

Greenwich Capital Commercial Funding Corp. 144A
Ser. 02-C1, Class H, 5.903s, 2035	3,000,000	3,027,320
Ser. 03-C1, Class G, 4.773s, 2035	558,000	544,480

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	318,051	326,549

GSMPS Mortgage Loan Trust 144A
Ser. 98-2, IO, 0.446s, 2027	90,370	7
Ser. 98-3, IO, 0.31s, 2027	109,881	2,047
Ser. 99-2, IO, zero %, 2027	162,532	2,114
Ser. 98-4, IO, zero %, 2026	127,011	4,153

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35,
Class 2A1A, 0.409s, 2037	723,339	388,261

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.439s, 2037	643,004	274,884
FRB Ser. 06-A7, Class 1A1, 0.399s, 2036	818,412	390,856
FRB Ser. 07-A1, Class 1A3A, 0.389s, 2037	1,566,110	830,038

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051	484,704	488,717
FRB Ser. 02-C2, Class E, 5.518s, 2034	1,130,000	1,128,169
Ser. 02-C3, Class D, 5.314s, 2035	843,000	852,164
Ser. 2007-LDPX, Class A2S, 5.305s, 2049	515,806	521,996
Ser. 04-C3, Class B, 4.961s, 2042	427,000	408,767

MORTGAGE-BACKED SECURITIES (12.4%)* cont.	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 02-C1, Class E, 6.135s, 2037	$535,000	$536,134
FRB Ser. 02-CIB5, Class F, 6.085s, 2037	2,000,000	2,070,904
FRB Ser. 01-C1, Class H, 5.626s, 2035 F	672,000	678,191
FRB Ser. 04-CB8, Class F, 5.036s, 2039 F	500,000	417,905

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	9,327	9,324
Ser. 06-C7, Class A2, 5.3s, 2038	265,380	265,380
Ser. 05-C7, Class A2, 5.103s, 2030	30,540	30,540
Ser. 04-C8, Class D, 4.946s, 2039 F	429,000	427,898
Ser. 05-C1, Class D, 4.856s, 2040 F	478,000	458,518
Ser. 03-C3, Class G, 4.392s, 2037	607,000	599,413
Ser. 07-C2, Class XW, IO, 0.712s, 2040	3,087,438	50,183
Ser. 07-C1, Class XW, IO, 0.647s, 2040 F	18,143,543	408,334

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class K, 6.529s, 2035 F	601,000	603,647
Ser. 02-C1, Class K, 6.428s, 2034	845,235	847,348
Ser. 02-C2, Class J, 6.235s, 2035	992,000	992,595
Ser. 03-C8, Class G, 5.35s, 2037	436,000	438,454

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X,
PO, 0.8s, 2047	2,780,224	88,620

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.928s, 2050	436,678	437,078
Ser. 03-KEY1, Class C, 5.373s, 2035	356,000	356,153
Ser. 04-KEY2, Class B, 4.947s, 2039	674,000	689,704
Ser. 05-MCP1, Class XC, IO, 0.257s, 2043	17,856,684	183,942

Morgan Stanley Capital I Ser. 07-IQ14, Class A2, 5.61s, 2049	993,242	1,019,185

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	844,000	834,691

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5 7/8s, 2035	535,000	509,588

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.854s, 2043 F	439,000	454,206

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	236,000	246,774

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046	4,915,059	255,583
Ser. 06-Q07, Class X1, IO, 0.9s, 2046	3,338,473	106,831

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	903,000	931,901

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	7,784,325	295,026
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037	2,700,217	58,055
Ser. 06-AR8, Class X, IO, 0.4s, 2036	12,100,141	163,352

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3,
IO, 6.009s, 2045	799,723	127,956

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.656s, 2039 F	974,000	1,027,811

MORTGAGE-BACKED SECURITIES (12.4%)* cont.	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043	$13,554	$13,554
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	993,466
Ser. 2004-C12, Class F, 5.495s, 2041	868,000	821,753
Ser. 04-C11, Class B, 5.306s, 2041 F	534,000	549,216
Ser. 05-C17, Class B, 5.287s, 2042	1,009,000	918,190
Ser. 2003-C8, Class E, 5.252s, 2035	583,000	593,177
Ser. 06-C29, IO, 0.55s, 2048	43,227,450	708,498

Wachovia Bank Commercial Mortgage Trust 144A Ser. 07-C31,
IO, 0.415s, 2047	64,051,142	550,440

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1,
Class A1, 0.289s, 2036	1,036,865	451,036

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036 F	139,000	140,022

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.749s, 2045	727,331	421,852
FRB Ser. 05-AR17, Class A1C4, 0.639s, 2045	3,100,783	1,395,352

Total mortgage-backed securities (cost $99,450,771)		$102,855,856

SENIOR LOANS (8.3%)* [c]	Principal amount	Value

Basic materials (0.6%)
General Chemical Group, Inc. bank term loan FRN Ser. B,
5s, 2018	$689,834	$689,834

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B,
6 1/2s, 2018 (United Kingdom)	500,000	498,125

Momentive Performance Materials, Inc. bank term loan FRN
Ser. B3, 3 1/2s, 2015	750,000	719,438

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	465,300	454,831

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)	497,500	501,231

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017	281,438	281,438

Styron Corp. bank term loan FRN 6.008s, 2017	364,405	339,238

Tronox, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	447,857	447,697

Tronox, Inc. bank term loan FRN Ser. DD, 1s, 2017 U	122,143	121,990

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019	670,000	672,094

		4,725,916
Capital goods (0.4%)
Husky Injection Molding Systems, Ltd. bank term loan FRN
Ser. B, 6 1/2s, 2018 (Canada)	496,250	500,282

Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018	663,338	668,727

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C,
6 1/2s, 2018	369,111	373,840

Reynolds Group Holdings, Inc, bank term loan FRN Ser. E,
6 1/2s, 2018	489,661	495,935

SRAM Corp. bank term loan FRN 8 1/2s, 2018	500,000	502,813

SRAM Corp. bank term loan FRN 4.771s, 2018	176,794	178,783

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017	661,675	666,638

		3,387,018
Communication services (1.0%)
Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018	1,264,875	1,265,928

Atlantic Broadband Finance, LLC bank term loan FRN
5 1/4s, 2019	1,000,000	1,005,417

SENIOR LOANS (8.3%)* [c] cont.	Principal amount		Value

Communication services cont.
Cequel Communications, LLC bank term loan FRN Ser. B,
4s, 2019		$1,250,000	$1,236,875

Crown Castle Operating Co. bank term loan FRN Ser. B,
4s, 2019		997,500	998,123

Intelsat Jackson Holdings SA bank term loan FRN Ser. B,
5 1/4s, 2018 (Bermuda)		990,000	994,537

Level 3 Financing, Inc. bank term loan FRN Ser. B2,
5 3/4s, 2018		665,000	673,451

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3,
4.02s, 2018		493,758	488,821

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		496,250	494,596

Telesat Canada bank term loan FRN Ser. B, 4 1/4s,
2019 (Canada)		1,250,000	1,247,656

			8,405,404
Consumer cyclicals (2.2%)
Academy, Ltd. bank term loan FRN 6s, 2018		997,500	1,006,690

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4s, 2018		997,500	994,695

Brickman Group Holdings, Inc. bank term loan FRN Ser. B,
7 1/4s, 2016		1,244,842	1,255,735

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017		237,636	238,494

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.494s, 2018		600,000	548,464

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		946,098	942,944

Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.49s, 2014		695,155	634,329

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018		797,585	803,806

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 5 1/4s, 2016	CAD	1,588,968	1,590,416

Getty Images, Inc. bank term loan FRN Ser. B, 5 1/4s, 2016		$735,515	738,930

Goodman Global, Inc. bank term loan FRN 9s, 2017		54,091	54,970

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		247,581	248,819

Gymboree Corp. bank term loan FRN 5s, 2018		493,750	472,677

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		685,009	685,523

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		851,400	855,657

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		990,000	980,100

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		656,034	653,245

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018		830,918	841,304

NBTY, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		689,143	689,574

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018		1,280,000	1,280,178

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		670,613	672,289

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017		980,000	980,204

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016		263,723	245,012

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016		768,397	770,510

			18,184,565

SENIOR LOANS (8.3%)* [c] cont.	Principal amount	Value

Consumer staples (1.0%)
Burger King Holdings, Inc. bank term loan FRN Ser. B,
4 1/2s, 2016	$864,702	$866,702

Claire’s Stores, Inc. bank term loan FRN 3.086s, 2014	741,638	705,062

Dean Foods Co. bank term loan FRN Ser. A1, 3 1/4s, 2014	379,221	378,154

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	975,144	967,373

DineEquity, Inc. bank term loan FRN Ser. B, 4.284s, 2017	317,547	318,112

Landry’s, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	1,200,000	1,199,250

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	916,667	921,250

Revlon Consumer Products bank term loan FRN Ser. B,
4 3/4s, 2017	1,488,750	1,486,657

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	971,916	963,655

Wendy’s International, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	645,000	647,956

		8,454,171
Energy (0.1%)
Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	485,233	466,632

		466,632
Financials (0.5%)
CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	193,336	194,182

iStar Financial, Inc. bank term loan FRN Ser. A1, 5s, 2013	484,648	484,042

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017	960,000	962,700

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019	1,125,000	1,153,125

Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.818s, 2017	442,714	442,990

Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.814s, 2017	517,286	517,286

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016	687,896	687,896

		4,442,221
Health care (1.2%)
Ardent Health Services bank term loan FRN Ser. B,
6 1/2s, 2015	738,715	737,792

Capsugel Holdings US, Inc. bank term loan FRN Ser. B,
5 1/4s, 2018	989,565	999,213

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	552,333	553,714

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	1,107,075	1,102,133

Health Management Associates, Inc. bank term loan FRN
Ser. B, 4 1/2s, 2018	1,122,188	1,122,468

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	564,300	565,358

Kindred Healthcare, Inc. bank term loan FRN Ser. B,
5 1/4s, 2018	744,375	712,739

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,246,875	1,271,618

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	1,117,165	1,112,138

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2018	638,400	644,518

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017 ‡‡	425,000	426,771

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018	992,500	993,120

		10,241,582

SENIOR LOANS (8.3%)* [c] cont.	Principal amount	Value

Technology (0.7%)
Epicor Software Corp. bank term loan FRN 5s, 2018	$992,500	$992,811

First Data Corp. bank term loan FRN 4.245s, 2018	1,000,000	910,375

Lawson Software, Inc. bank term loan FRN Ser. B,
5 3/4s, 2018	1,000,000	1,012,292

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s,
2019 (Netherlands)	1,500,000	1,500,938

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017	990,000	991,650

		5,408,066
Transportation (0.3%)
Delta Air lInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017	826,753	826,753

RailAmerica, Inc. bank term loan FRN Ser. B, 4s, 2019	750,000	751,406

Swift Transportation Co., LLC bank term loan FRN Ser. B2,
6s, 2017	1,205,647	1,214,659

		2,792,818
Utilities and power (0.3%)
AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018	495,000	496,340

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	396,000	396,354

Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017	1,285,000	1,268,707

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.743s, 2017	920,555	508,837

		2,670,238

Total senior loans (cost $69,081,769)		$69,178,631

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-13/$117.00	162,261	$762,247

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00	122,681	496,700

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00	104,834	356,520

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	88,643	209,525

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	147,770	210,212

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	111,210	100,970

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	172,100	126,517

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00	122,681	299,229

SPDR S&P 500 ETF Trust (Put)	Aug-12/121.00	104,834	135,776

SPDR S&P 500 ETF Trust (Put)	Jul-12/117.00	88,643	52,038

SPDR S&P 500 ETF Trust (Put)	Jun-12/107.00	147,770	10,320

SPDR S&P 500 ETF Trust (Put)	May-12/103.00	111,210	1,013

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	$3,109,944	240,834

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	3,109,944	179,568

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	14,304,000	1,182,226

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	$14,304,000	$723,639

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	28,857,000	3,546,525

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	14,155,000	1,090,020

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	14,155,000	1,061,483

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	28,857,000	1,024,424

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	14,155,000	251,534

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	14,155,000	247,132

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	15,903,000	2,356,825

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	15,903,000	451,645

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	15,903,000	2,424,635

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	Jul-16/4.74	15,903,000	435,376

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	17,856,000	181,310

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	27,494,000	2,680,115

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	$27,494,000	$338,451

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	27,494,000	2,705,959

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	27,494,000	311,507

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	25,861,000	2,584,290

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	25,861,000	2,512,138

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	25,861,000	318,090

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	25,861,000	314,677

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	1,076,000	106,373

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	1,076,000	12,062

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	13,361,000	1,552,548

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	13,361,000	408,847

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	6,180,300	1,668,866

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	6,180,300	287,260

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	$6,180,300	$1,749,087

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	6,180,300	266,989

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	3,363,000	34,134

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	3,363,000	32,655

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,917,000	56,992

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	1,917,000	40,679

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3675% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	2,495,000	79,965

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	2,495,000	66,417

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,799,000	213,770

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,799,000	207,919

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	3,363,000	30,469

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	3,363,000	28,216

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	1,917,000	54,021

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	$1,917,000	$36,864

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.34375% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	2,495,000	76,023

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.2475% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	2,495,000	62,475

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	3,363,000	26,030

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3175% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	2,495,000	70,933

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.225% versus the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	2,495,000	57,834

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,917,000	50,302

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	1,917,000	32,551

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	8,745,000	186,531

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,917,000	46,851

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	1,917,000	28,448

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,799,000	163,281

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,799,000	159,140

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	$8,745,000	$166,155

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	24,800,000	209,560

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,917,000	42,347

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	1,917,000	23,502

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	42,757,600	2,500,037

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	42,757,600	123,142

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	8,745,000	144,555

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	12,663,710	1,464,811

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	12,663,710	3,166

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	10,553,092	1,366,625

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	10,553,092	1,212,234

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	10,553,092	2,427

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	10,553,092	1,161

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	$4,221,237	$543,147

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	4,221,237	422

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	10,553,092	1,388,154

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	3,188,000	57,894

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	10,553,092	844

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	6,598,724	870,504

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	6,598,724	462

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	10,478,311	1,335,042

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	10,478,311	838

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	3,363,000	4,372

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	3,363,000	4,372

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	3,363,000	4,372

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	3,363,000	4,372

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	$3,363,000	$4,372

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,917,000	37,439

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	1,917,000	17,732

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	15,455,000	206,324

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	15,455,000	206,324

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	15,455,000	213,434

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	8,745,000	119,369

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	3,363,000	1,917

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	3,363,000	1,917

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	3,363,000	1,917

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	3,363,000	1,917

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	3,363,000	1,917

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	1,917,000	32,167

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (6.1%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	$1,917,000	$11,751

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,799,000	85,743

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,799,000	85,288

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	8,745,000	89,461

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,917,000	24,921

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	1,917,000	4,026

Total purchased options outstanding (cost $56,852,948)			$50,440,455

COMMODITY LINKED NOTES (2.2%)*	Principal amount	Value

Deutsche Bank AG/London 144A notes Ser. 00DL, zero %, 2013
(Indexed to the DB Commodity Booster OYE Benchmark Light
Energy TR Index) (United Kingdom)	$5,430,000	$5,109,087

UBS AG/Jersey Branch 144A notes zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Essence Index) (Jersey)	13,564,000	12,950,726

Total commodity linked notes (cost $18,994,000)		$18,059,813

FOREIGN GOVERNMENT BONDS AND NOTES (1.1%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$325,000	$263,900

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,405,000	1,398,682

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	4,415,000	3,984,538

Croatia (Republic of) 144A sr. unsec. unsub. notes
6 3/8s, 2021	240,000	234,288

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017	650,000	658,537

Ukraine (Government of) Financing of Infrastructural
Projects State Enterprise 144A govt.
guaranty notes 8 3/8s, 2017	200,000	171,500

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012	525,000	526,192

Ukraine (Government of) 144A bonds 7 3/4s, 2020	160,000	144,800

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021	215,000	194,893

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013	1,800,000	1,782,000

Total foreign government bonds and notes (cost $9,829,205)		$9,359,330

ASSET-BACKED SECURITIES (0.4%)*	Principal amount	Value

Countrywide Asset Backed Certificates FRB Ser. 07-1,
Class 2A2, 0.339s, 2037	$943,000	$841,628

Structured Asset Securities Corp. FRB Ser. 06-BC2,
Class A3, 0.389s, 2036	3,719,296	2,119,999

Total asset-backed securities (cost $2,828,480)		$2,961,627

SHORT-TERM INVESTMENTS (33.6%)*	Principal amount/shares	Value

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, July 13, 2012	$7,500,000	$7,497,713

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 3, 2012	9,300,000	9,299,907

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 1, 2012	8,000,000	8,000,000

U.S. Treasury bills with an effective yield of 0.163%,
April 4, 2013	15,000,000	14,975,040

U.S. Treasury bills with an effective yield of 0.100%,
November 15, 2012 # ##	20,000,000	19,983,780

U.S. Treasury bills with effective yields ranging from
0.092% to 0.099%, August 23, 2012 # ##	51,000,000	50,982,660

U.S. Treasury bills with effective yields ranging from
0.041% to 0.071%, July 26, 2012	30,000,000	29,993,370

Putnam Money Market Liquidity Fund 0.10% [e]	125,619,747	125,619,747

SSgA Prime Money Market Fund 0.12% P	12,380,000	12,380,000

Total short-term investments (cost $278,743,627)		$278,732,217

TOTAL INVESTMENTS

Total investments (cost $959,952,025)		$997,483,713

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $829,837,070.

† Non-income-producing security.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $405,686, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

U This security, in part or in entirety, represents an unfunded loan commitment (Note 8).

At the close of the reporting period, the fund maintained liquid assets totaling $473,936,943 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBAs.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $140,183,532) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	5/16/12	$495,542	$494,347	$1,195

	Australian Dollar	Sell	5/16/12	495,542	489,086	(6,456)

	Japanese Yen	Buy	5/16/12	967,464	951,893	15,571

	Japanese Yen	Sell	5/16/12	967,464	939,716	(27,748)

	Swiss Franc	Buy	5/16/12	404,838	406,596	(1,758)

Barclays Bank PLC

	Australian Dollar	Buy	5/16/12	1,939,198	1,955,336	(16,138)

	Brazilian Real	Buy	5/16/12	297,227	306,914	(9,687)

	Brazilian Real	Sell	5/16/12	297,228	301,220	3,992

	British Pound	Buy	5/16/12	245,686	223,557	22,129

	Chilean Peso	Buy	5/16/12	312,650	313,667	(1,017)

	Czech Koruna	Sell	5/16/12	470,147	489,117	18,970

	Euro	Sell	5/16/12	5,670,084	5,717,287	47,203

	Japanese Yen	Sell	5/16/12	314,860	302,234	(12,626)

	Malaysian Ringgit	Sell	5/16/12	314,105	310,054	(4,051)

	Mexican Peso	Buy	5/16/12	93,803	95,820	(2,017)

	Mexican Peso	Sell	5/16/12	93,803	92,357	(1,446)

	New Zealand Dollar	Sell	5/16/12	605,315	604,919	(396)

	Norwegian Krone	Buy	5/16/12	2,711,013	2,730,706	(19,693)

	Polish Zloty	Buy	5/16/12	304,047	308,325	(4,278)

	Singapore Dollar	Sell	5/16/12	709,423	701,394	(8,029)

	South African Rand	Buy	5/16/12	365,246	362,924	2,322

	South African Rand	Sell	5/16/12	365,246	355,518	(9,728)

	South Korean Won	Buy	5/16/12	625,644	627,714	(2,070)

	South Korean Won	Sell	5/16/12	625,644	618,548	(7,096)

	Swedish Krona	Buy	5/16/12	3,957,079	4,082,964	(125,885)

	Taiwan Dollar	Sell	5/16/12	315,799	313,245	(2,554)

	Turkish Lira	Buy	5/16/12	195,505	192,306	3,199

Citibank, N.A.

	Australian Dollar	Sell	5/16/12	623,615	584,748	(38,867)

	Brazilian Real	Buy	5/16/12	267,667	278,803	(11,136)

	British Pound	Buy	5/16/12	16,714	8,575	8,139

	Canadian Dollar	Buy	5/16/12	1,041,831	1,036,997	4,834

	Czech Koruna	Sell	5/16/12	944,379	966,476	22,097

	Euro	Sell	5/16/12	531,624	531,688	64

	Japanese Yen	Sell	5/16/12	1,127,642	1,072,732	(54,910)

	Mexican Peso	Sell	5/16/12	814,378	831,244	16,866

	Polish Zloty	Buy	5/16/12	168,144	168,387	(243)

	Singapore Dollar	Sell	5/16/12	472,410	467,157	(5,253)

	South Korean Won	Buy	5/16/12	306,819	308,453	(1,634)

	Swedish Krona	Buy	5/16/12	23,763	23,715	48

	Taiwan Dollar	Sell	5/16/12	314,313	311,243	(3,070)

	Turkish Lira	Buy	5/16/12	511,411	503,911	7,500

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $140,183,532) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG

	Australian Dollar	Buy	5/16/12	$2,484,679	$2,478,593	$6,086

	Australian Dollar	Sell	5/16/12	2,484,679	2,462,890	(21,789)

	Brazilian Real	Buy	5/16/12	252,128	265,153	(13,025)

	British Pound	Buy	5/16/12	2,102,772	2,077,205	25,567

	British Pound	Sell	5/16/12	2,102,772	2,083,495	(19,277)

	Canadian Dollar	Buy	5/16/12	1,041,628	1,036,921	4,707

	Chilean Peso	Buy	5/16/12	608,604	608,126	478

	Czech Koruna	Sell	5/16/12	936,345	963,003	26,658

	Euro	Sell	5/16/12	2,876,013	2,878,734	2,721

	Hungarian Forint	Sell	5/16/12	15,664	17,260	1,596

	Japanese Yen	Sell	5/16/12	664,179	622,866	(41,313)

	New Zealand Dollar	Buy	5/16/12	25,899	27,375	(1,476)

	Norwegian Krone	Buy	5/16/12	1,040,310	1,042,834	(2,524)

	Polish Zloty	Buy	5/16/12	300,119	300,935	(816)

	Singapore Dollar	Sell	5/16/12	707,807	699,683	(8,124)

	South African Rand	Buy	5/16/12	625,925	630,776	(4,851)

	South Korean Won	Buy	5/16/12	279,437	279,727	(290)

	Swedish Krona	Buy	5/16/12	2,062,454	2,121,208	(58,754)

	Swiss Franc	Sell	5/16/12	1,075,123	1,079,613	4,490

	Taiwan Dollar	Sell	5/16/12	621,898	616,449	(5,449)

	Turkish Lira	Buy	5/16/12	828,170	811,706	16,464

Deutsche Bank AG

	Australian Dollar	Buy	5/16/12	387,548	381,136	6,412

	Brazilian Real	Buy	5/16/12	120,283	131,166	(10,883)

	British Pound	Sell	5/16/12	41,218	40,684	(534)

	Canadian Dollar	Buy	5/16/12	1,031,508	1,036,295	(4,787)

	Czech Koruna	Sell	5/16/12	933,522	954,080	20,558

	Euro	Sell	5/16/12	4,172,905	4,192,165	19,260

	Mexican Peso	Buy	5/16/12	313,773	310,930	2,843

	Mexican Peso	Sell	5/16/12	313,773	308,954	(4,819)

	New Zealand Dollar	Sell	5/16/12	58,170	57,921	(249)

	Polish Zloty	Buy	5/16/12	301,006	304,791	(3,785)

	Singapore Dollar	Sell	5/16/12	392,571	388,140	(4,431)

	South African Rand	Buy	5/16/12	313,579	309,643	3,936

	South African Rand	Sell	5/16/12	313,579	305,227	(8,352)

	South Korean Won	Buy	5/16/12	308,274	309,649	(1,375)

	Swedish Krona	Buy	5/16/12	21,696	22,073	(377)

	Swiss Franc	Sell	5/16/12	1,042,948	1,046,550	3,602

	Turkish Lira	Buy	5/16/12	509,141	499,777	9,364

Goldman Sachs International

	Australian Dollar	Buy	5/16/12	805,060	794,989	10,071

	Australian Dollar	Sell	5/16/12	805,060	803,197	(1,863)

	British Pound	Sell	5/16/12	1,042,623	1,045,815	3,192

	Chilean Peso	Buy	5/16/12	309,829	311,853	(2,024)

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $140,183,532) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Czech Koruna	Sell	5/16/12	$615,138	$629,418	$14,280

	Euro	Sell	5/16/12	2,413,357	2,424,130	10,773

	Japanese Yen	Buy	5/16/12	1,834,166	1,793,417	40,749

	Japanese Yen	Sell	5/16/12	1,834,167	1,782,320	(51,847)

	Norwegian Krone	Buy	5/16/12	325,230	324,818	412

	Norwegian Krone	Sell	5/16/12	325,230	327,668	2,438

	Singapore Dollar	Sell	5/16/12	626,675	621,138	(5,537)

	South African Rand	Buy	5/16/12	910,986	908,360	2,626

	South Korean Won	Buy	5/16/12	307,475	309,066	(1,591)

	Swedish Krona	Buy	5/16/12	1,040,774	1,030,204	10,570

	Taiwan Dollar	Sell	5/16/12	603	1,021	418

	Turkish Lira	Buy	5/16/12	818,974	806,812	12,162

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/16/12	1,051,010	1,037,728	13,282

	Australian Dollar	Sell	5/16/12	1,051,010	1,038,017	(12,993)

	British Pound	Buy	5/16/12	134,202	140,930	(6,728)

	Canadian Dollar	Buy	5/16/12	1,033,532	1,028,888	4,644

	Czech Koruna	Sell	5/16/12	615,149	629,894	14,745

	Euro	Sell	5/16/12	1,155,647	1,154,354	(1,293)

	Japanese Yen	Buy	5/16/12	1,049,525	1,034,822	14,703

	Japanese Yen	Sell	5/16/12	1,049,526	1,025,044	(24,482)

	Norwegian Krone	Sell	5/16/12	558,368	565,999	7,631

	Singapore Dollar	Sell	5/16/12	706,029	698,285	(7,744)

	South Korean Won	Buy	5/16/12	302,848	304,428	(1,580)

	Turkish Lira	Buy	5/16/12	199,194	196,034	3,160

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/16/12	1,298,417	1,286,470	11,947

	Australian Dollar	Sell	5/16/12	1,298,417	1,296,908	(1,509)

	Brazilian Real	Buy	5/16/12	257,988	274,125	(16,137)

	British Pound	Buy	5/16/12	1,916,803	1,895,635	21,168

	British Pound	Sell	5/16/12	1,916,804	1,891,302	(25,502)

	Canadian Dollar	Buy	5/16/12	952,675	952,183	492

	Chilean Peso	Buy	5/16/12	311,019	311,343	(324)

	Czech Koruna	Sell	5/16/12	779,759	797,367	17,608

	Euro	Sell	5/16/12	3,092,845	3,103,893	11,048

	Japanese Yen	Sell	5/16/12	8,584	9,301	717

	Mexican Peso	Sell	5/16/12	478,730	491,868	13,138

	Polish Zloty	Buy	5/16/12	308,861	313,690	(4,829)

	Singapore Dollar	Sell	5/16/12	392,894	388,955	(3,939)

	South African Rand	Buy	5/16/12	545,752	560,736	(14,984)

	South Korean Won	Buy	5/16/12	303,076	304,536	(1,460)

	Swiss Franc	Sell	5/16/12	1,075,123	1,079,386	4,263

	Taiwan Dollar	Sell	5/16/12	314,501	312,202	(2,299)

	Turkish Lira	Buy	5/16/12	709,130	694,212	14,918

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $140,183,532) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/16/12	$98,006	$115,454	$(17,448)

	Brazilian Real	Sell	5/16/12	53,157	37,224	(15,933)

	British Pound	Buy	5/16/12	309,785	285,900	23,885

	Canadian Dollar	Buy	5/16/12	1,962,224	1,951,132	11,092

	Chilean Peso	Buy	5/16/12	312,604	311,677	927

	Czech Koruna	Sell	5/16/12	778,666	796,396	17,730

	Euro	Sell	5/16/12	185,195	187,946	2,751

	Japanese Yen	Sell	5/16/12	200,172	200,300	128

	Mexican Peso	Sell	5/16/12	206,813	218,953	12,140

	New Zealand Dollar	Sell	5/16/12	309,561	307,680	(1,881)

	Norwegian Krone	Buy	5/16/12	432,831	435,607	(2,776)

	Norwegian Krone	Sell	5/16/12	432,831	432,260	(571)

	Polish Zloty	Buy	5/16/12	311,743	314,847	(3,104)

	Singapore Dollar	Sell	5/16/12	314,590	311,877	(2,713)

	South African Rand	Buy	5/16/12	916,456	906,877	9,579

	South African Rand	Sell	5/16/12	916,455	912,864	(3,591)

	South Korean Won	Buy	5/16/12	306,084	307,367	(1,283)

	Swedish Krona	Buy	5/16/12	1,233,210	1,260,597	(27,387)

	Taiwan Dollar	Sell	5/16/12	621,819	615,950	(5,869)

	Turkish Lira	Buy	5/16/12	628,010	622,038	5,972

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/16/12	234,298	237,782	(3,484)

	Brazilian Real	Buy	5/16/12	267,667	282,473	(14,806)

	British Pound	Buy	5/16/12	1,054,145	1,061,859	(7,714)

	Canadian Dollar	Buy	5/16/12	1,033,026	1,031,215	1,811

	Chilean Peso	Buy	5/16/12	622,703	622,663	40

	Czech Koruna	Sell	5/16/12	153,816	165,281	11,465

	Euro	Buy	5/16/12	6,049,872	6,104,793	(54,921)

	Hungarian Forint	Buy	5/16/12	296,689	291,037	5,652

	Japanese Yen	Sell	5/16/12	1,313,842	1,276,905	(36,937)

	Mexican Peso	Buy	5/16/12	158,570	156,147	2,423

	Mexican Peso	Sell	5/16/12	158,570	161,880	3,310

	Norwegian Krone	Sell	5/16/12	1,042,720	1,050,997	8,277

	Polish Zloty	Buy	5/16/12	473,648	474,077	(429)

	Singapore Dollar	Sell	5/16/12	394,833	390,131	(4,702)

	South African Rand	Buy	5/16/12	306,863	303,007	3,856

	South African Rand	Sell	5/16/12	306,863	309,090	2,227

	South Korean Won	Buy	5/16/12	313,378	315,826	(2,448)

	Swedish Krona	Sell	5/16/12	1,047,658	1,016,236	(31,422)

	Swiss Franc	Sell	5/16/12	1,075,123	1,079,374	4,251

	Turkish Lira	Buy	5/16/12	617,622	604,895	12,727

Westpac Banking Corp.

	Australian Dollar	Buy	5/16/12	305,253	301,282	3,971

	Australian Dollar	Sell	5/16/12	305,253	304,191	(1,062)

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $140,183,532) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp. cont.

	British Pound	Buy	5/16/12	$1,054,145	$1,041,179	$12,966

	British Pound	Sell	5/16/12	1,054,145	1,040,914	(13,231)

	Euro	Sell	5/16/12	2,658,915	2,663,757	4,842

	Japanese Yen	Buy	5/16/12	1,006,835	978,619	28,216

	Japanese Yen	Sell	5/16/12	1,006,835	990,620	(16,215)

	Mexican Peso	Sell	5/16/12	298,078	310,187	12,109

	Swedish Krona	Buy	5/16/12	1,242,906	1,265,782	(22,876)

Total						$(284,161)

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond
10 yr (Long)	12	$1,604,090	Jun-12	$7,112

Euro STOXX 50 Index (Short)	831	24,848,886	Jun-12	1,966,241

Euro-Swiss Franc 3 Month (Short)	38	10,458,216	Jun-12	(106,084)

Euro-Swiss Franc 3 Month (Short)	38	10,461,356	Dec-12	(146,420)

Japanese Government Bond
10 yr (Long)	1	1,792,585	Jun-12	11,392

Japanese Government Bond
10 yr Mini (Short)	10	1,791,207	Jun-12	(10,321)

NASDAQ 100 Index E-Mini (Short)	289	15,717,265	Jun-12	(668,746)

S&P 500 Index E-Mini (Long)	644	44,873,920	Jun-12	1,499,593

S&P Mid Cap 400 Index E-Mini (Long)	328	32,458,880	Jun-12	927,584

U.S. Treasury Bond 30 yr (Long)	348	49,720,500	Jun-12	559,479

U.S. Treasury Note 10 yr (Short)	9	1,190,531	Jun-12	(12,150)

Total				$4,027,680

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Put)	162,261	Apr-13/$100.00	$379,649

SPDR S&P 500 ETF Trust (Put)	122,681	Mar-13/100.00	234,367

SPDR S&P 500 ETF Trust (Put)	104,834	Feb-13/100.00	176,719

SPDR S&P 500 ETF Trust (Put)	88,643	Jan-13/95.00	100,557

SPDR S&P 500 ETF Trust (Put)	147,770	Dec-12/85.00	89,367

SPDR S&P 500 ETF Trust (Put)	111,210	Nov-12/85.00	44,873

SPDR S&P 500 ETF Trust (Put)	122,681	Sep-12/113.00	142,023

SPDR S&P 500 ETF Trust (Put)	104,834	Aug-12/110.0	61,730

SPDR S&P 500 ETF Trust (Put)	88,643	Jul-12/105.00	18,831

SPDR S&P 500 ETF Trust (Put)	147,770	Jun-12/95.00	4,290

SPDR S&P 500 ETF Trust (Put)	111,210	May-12/90.00	294

SPDR S&P 500 ETF Trust (Call)	1,480,567	May-12/143.00	699,655

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	$6,180,300	Aug-15/4.375	$295,455

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,180,300	Aug-15/4.375	1,750,589

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,180,300	Aug-15/4.46	274,646

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	6,180,300	Aug-15/4.46	1,834,523

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	14,288,761	Aug-16/3.625	751,589

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	14,288,761	Aug-16/3.625	1,210,258

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	24,328,403	Aug-16/4.35	3,114,619

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	10,549,616	Aug-16/4.17	188,838

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	16,863,030	Aug-16/4.28	613,797

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	10,549,616	Aug-16/4.17	792,276

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	16,863,030	Aug-16/4.28	2,084,776

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,736,016	Aug-16/4.68	189,956

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	6,736,016	Aug-16/4.68	998,278

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	$5,613,347	Jul-16/4.67	$158,858

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	5,613,347	Jul-16/4.67	828,530

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,245,339	Jul-16/4.80	58,828

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,245,339	Jul-16/4.80	351,171

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	3,509,959	Jul-16/4.79	90,059

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,509,959	Jul-16/4.79	562,794

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	5,573,570	Jul-16/4.74	146,875

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	5,573,570	Jul-16/4.74	875,457

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/5.12	80,214

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	7,284,320	Jun-16/4.89	84,498

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	7,238,070	Jun-16/4.575	96,136

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	7,402,572	Jun-16/4.12	557,451

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	7,284,320	Jun-16/4.39	616,982

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	$7,238,070	Jun-16/4.575	$681,660

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	13,361,000	Sep-15/4.04	399,534

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	13,361,000	Sep-15/4.04	1,588,396

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	1,884,000	Jan-13/2.3625	60,118

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	1,884,000	Dec-12/2.355	59,346

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	1,884,000	Dec-12/2.345	57,952

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	1,884,000	Nov-12/2.335	56,501

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	1,884,000	Nov-12/2.32	54,824

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	6,727,000	Oct-12/2.443	244,190

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	6,727,000	Sep-12/2.419	230,534

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	17,103,000	Aug-12/2.4475	619,642

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	33,161,500	Aug-12/2.855	67,981

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	33,161,500	Aug-12/2.855	2,291,128

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	$42,757,600	Aug-12/2.73	$123,142

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	42,757,600	Aug-12/2.73	2,500,037

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	6,727,000	Aug-12/2.394	216,542

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,812,000	Jul-12/2.6825	99,678

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,614,000	Jul-12/2.1714	27,616

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,614,000	Jul-12/2.1714	27,616

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	1,614,000	Jul-12/2.1714	27,616

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	27,616

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	1,614,000	Jul-12/2.1714	27,616

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	12,766,000	Jul-12/2.6075	623,108

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	12,766,000	Jul-12/2.6075	623,108

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	12,766,000	Jul-12/2.61875	634,981

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	6,727,000	Jul-12/2.372	201,406

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	$1,581,000	Jun-12/2.183	$25,517

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	1,581,000	Jun-12/2.183	25,517

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	1,581,000	Jun-12/2.183	25,517

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	1,581,000	Jun-12/2.183	25,517

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	1,581,000	Jun-12/2.183	25,517

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-BBA maturing
June 2022.	1,917,000	Jun-12/2.195	11,751

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.195% versus
the three month USD-LIBOR-BBA maturing June 2022.	1,917,000	Jun-12/2.195	32,167

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	6,727,000	Jun-12/2.346	185,127

Option on an interest rate swap with Bank of America
N.A. for the obligation to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	1,917,000	May-12/2.17	4,026

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	1,917,000	May-12/2.17	24,921

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	6,727,000	May-12/2.324	173,288

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	10,160,934	May-16/5.11	109,860

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	10,969,952	May-16/4.86	126,813

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	10,915,355	May-16/4.60	136,333

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $39,219,353) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	$10,160,934	May-16/4.11	$762,517

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	10,969,952	May-16/4.36	917,307

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	10,915,355	May-16/4.60	1,001,156

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	21,482,482	May-16/4.765	243,397

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	21,482,482	May-16/4.765	2,114,306

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	9,302,123	May-16/4.7575	117,207

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing May 2021.	14,205,307	May-16/4.745	173,305

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	35,513,269	May-16/4.77	443,916

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	9,302,123	May-16/4.7575	933,003

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	14,205,307	May-16/4.745	1,403,484

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	35,513,269	May-16/4.77	3,579,737

Total		$44,752,902

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $36,232,813) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
May 1, 2042	$1,000,000	5/14/12	$1,070,703

Federal National Mortgage Association, 3 1/2s,
May 1, 2042	34,000,000	5/14/12	35,306,875

Total			$36,377,578

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$40,041,000	$—	3/23/17	1.4045%	3 month USD-
				LIBOR-BBA	$(678,650)

3,294,000	—	3/23/42	3 month USD-
			LIBOR-BBA	3.0995%	203,135

12,966,000	—	4/17/17	3 month USD-
			LIBOR-BBA	1.14375%	38,814

5,599,000	—	4/17/42	2.83875%	3 month USD-
				LIBOR-BBA	(30,642)

12,691,000	—	4/18/17	1.14%	3 month USD-
				LIBOR-BBA	(35,072)

Barclay’s Bank, PLC
7,471,000	139,484	4/18/22	2.3475%	3 month USD-
				LIBOR-BBA	(81,655)

5,684,000	—	4/16/17	1.17%	3 month USD-
				LIBOR-BBA	(24,459)

1,512,000	—	4/16/14	0.567%	3 month USD-
				LIBOR-BBA	(653)

1,627,000	—	4/17/22	2.104%	3 month USD-
				LIBOR-BBA	(11,498)

579,000	—	4/20/14	3 month USD-
			LIBOR-BBA	0.56%	156

1,424,000	—	4/27/14	0.5725%	3 month USD-
				LIBOR-BBA	(686)

657,000	—	4/27/22	3 month USD-
			LIBOR-BBA	2.1225%	5,305

1,095,000	—	4/27/14	0.5725%	3 month USD-
				LIBOR-BBA	(528)

511,000	—	4/27/22	3 month USD-
			LIBOR-BBA	2.115%	3,768

4,999,000	—	4/27/14	3 month USD-
			LIBOR-BBA	0.57%	2,157

5,492,000	—	4/27/22	2.12625%	3 month USD-
				LIBOR-BBA	(46,267)

4,510,000	—	4/5/14	3 month USD-
			LIBOR-BBA	0.595%	4,694

4,001,000	—	4/5/22	2.2625%	3 month USD-
				LIBOR-BBA	(90,844)

353,825,000	—	4/10/14	0.623%	3 month USD-
				LIBOR-BBA	(555,415)

118,772,000	—	4/10/17	1.3155%	3 month USD-
				LIBOR-BBA	(1,393,636)

17,022,000	—	4/10/42	3.0756%	3 month USD-
				LIBOR-BBA	(943,196)

1,851,000	—	4/12/14	0.60%	3 month USD-
				LIBOR-BBA	(2,034)

1,985,000	—	4/12/22	2.12%	3 month USD-
				LIBOR-BBA	(17,788)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
	$1,917,000	$7,860	4/18/22	2.15%	3 month USD-
					LIBOR-BBA	$(13,780)

	1,976,000	—	4/11/22	2.265%	3 month USD-
					LIBOR-BBA	(44,416)

GBP	2,450,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(233,004)

GBP	1,086,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(156,815)

GBP	3,700,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	376,376

JPY	15,987,500	—	4/13/17	0.45625%	6 month JPY-
					LIBOR-BBA	(391)

JPY	1,240,315,000	—	2/13/17	6 month JPY-
				LIBOR-BBA	0.48%	57,674

JPY	620,157,500	—	2/16/17	6 month JPY-
				LIBOR-BBA	0.4675%	23,812

JPY	1,240,315,000	—	2/17/17	6 month JPY-
				LIBOR-BBA	0.44125%	27,187

JPY	4,828,700,000	—	3/6/14	6 month JPY-
				LIBOR-BBA	0.34375%	(7,934)

JPY	1,950,000,000	—	3/6/17	0.4725%	6 month JPY-
					LIBOR-BBA	(76,376)

JPY	8,063,700,000	—	3/30/14	0.3525%	6 month JPY-
					LIBOR-BBA	(13,966)

JPY	1,134,800,000	—	3/30/17	0.4925%	6 month JPY-
					LIBOR-BBA	(55,297)

Citibank, N.A.
	$1,121,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	5,919

	12,286,000	344,007	4/12/22	2.4275%	3 month USD-
					LIBOR-BBA	(116,392)

	39,883,000	—	3/23/14	3 month USD-
				LIBOR-BBA	0.646%	84,082

	14,051,000	—	3/23/17	1.4259%	3 month USD-
					LIBOR-BBA	(252,938)

	7,000	—	3/23/42	3.1348%	3 month USD-
					LIBOR-BBA	(483)

	89,000	—	3/23/17	1.412%	3 month USD-
					LIBOR-BBA	(1,541)

	357,000	—	3/23/22	2.407%	3 month USD-
					LIBOR-BBA	(13,240)

	1,109,000	—	4/12/17	3 month USD-
				LIBOR-BBA	1.175%	5,282

Credit Suisse International
	6,222,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	18,010

	510,000	—	4/30/22	2.077%	3 month USD-
					LIBOR-BBA	(1,900)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$1,471,000 E	$—	8/17/22	3 month USD-
				LIBOR-BBA	2.4475%	$43,218

	507,000	—	4/12/42	2.8825%	3 month USD-
					LIBOR-BBA	(7,576)

	872,000	—	4/12/42	2.835%	3 month USD-
					LIBOR-BBA	(4,385)

	49,185,000	—	4/13/17	1.1675%	3 month USD-
					LIBOR-BBA	(214,418)

	30,778,000	—	4/13/42	3 month USD-
				LIBOR-BBA	2.8785%	432,275

	3,190,000	—	4/17/42	2.8375%	3 month USD-
					LIBOR-BBA	(16,659)

GBP	2,451,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	207,511

SEK	12,160,000	—	1/23/22	2.30%	3 month SEK-
					STIBOR-SIDE	23,348

SEK	12,160,000	—	1/25/22	2.4275%	3 month SEK-
					STIBOR-SIDE	2,877

SEK	12,160,000	—	2/20/22	3 month SEK-
				STIBOR-SIDE	2.38%	(22,034)

SEK	6,109,000	—	2/23/22	2.545%	3 month SEK-
					STIBOR-SIDE	(2,213)

SEK	7,945,000	—	2/24/22	2.5375%	3 month SEK-
					STIBOR-SIDE	(2,086)

SEK	13,610,000	—	3/1/14	1.9675%	3 month SEK-
					STIBOR-SIDE	3,302

SEK	1,390,000	—	3/1/17	2.165%	3 month SEK-
					STIBOR-SIDE	269

SEK	19,950,000	—	3/6/22	3 month SEK-
				STIBOR-SIDE	2.475%	(11,539)

Deutsche Bank AG
	$35,310,000	—	5/2/14	3 month USD-
				LIBOR-BBA	0.553%	2,119

	163,497,000	—	5/2/17	3 month USD-
				LIBOR-BBA	1.1066%	70,304

	5,860,000	—	5/2/22	2.046%	3 month USD-
					LIBOR-BBA	(2,989)

	24,671,000	—	5/2/42	3 month USD-
				LIBOR-BBA	2.8115%	(32,319)

	567,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	2,614

EUR	9,060,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(1,317,224)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$539,300	$—	4/23/22	2.10375%	3 month USD-
					LIBOR-BBA	$(3,540)

	2,493,000	72,522	4/27/22	2.60%	3 month USD-
					LIBOR-BBA	(57,905)

	3,188,000	(58,978)	4/27/22	3 month USD-
				LIBOR-BBA	2.35%	33,950

	15,660,600	—	2/22/14	1 month USD-
				FEDERAL
				FUNDS-H.15	0.1925%	22,432

	4,213,000	—	2/23/14	0.19625%	1 month USD-
					FEDERAL
					FUNDS-H.15	(6,316)

	11,447,600	—	3/20/14	0.277%	1 month USD-
					FEDERAL
					FUNDS-H.15	(28,610)

	12,265,000	—	3/22/17	3 month USD-
				LIBOR-BBA	1.4097%	211,575

	29,340,000	—	3/22/42	3.1405%	3 month USD-
					LIBOR-BBA	(2,063,255)

	15,061,000	—	4/13/14	0.594%	3 month USD-
					LIBOR-BBA	(14,619)

	174,000	—	4/16/42	3 month USD-
				LIBOR-BBA	2.89625%	3,056

	2,618,000	—	4/18/42	2.834375%	3 month USD-
					LIBOR-BBA	(11,795)

	8,726,000	—	4/18/42	3 month USD-
				LIBOR-BBA	2.814126%	2,339

EUR	9,100,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	597,326

GBP	2,102,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	23,743

GBP	1,086,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	21,882

GBP	1,986,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(7,381)

GBP	16,594,000	—	2/8/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.5175%	(20,778)

GBP	18,047,000	—	2/10/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.505%	(29,883)

GBP	1,908,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(134,976)

GBP	1,908,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(116,800)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	7,499,400	$—	2/17/14	0.5625%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	$(254)

GBP	8,216,000	—	2/21/14	0.558%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	770

GBP	8,188,000	—	2/24/14	0.5125%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	14,111

GBP	2,329,000	—	3/2/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.54%	(2,191)

GBP	13,066,600	—	4/4/14	0.5525%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	13,048

SEK	21,073,000	—	2/13/17	2.15%	3 month SEK-
					STIBOR-SIDE	7,402

SEK	21,073,000	—	2/20/17	3 month SEK-
				STIBOR-SIDE	1.995%	(29,313)

SEK	67,763,200	—	2/21/14	3 month SEK-
				STIBOR-SIDE	1.895%	(31,765)

SEK	15,058,700	—	2/21/22	2.485%	3 month SEK-
					STIBOR-SIDE	6,367

SEK	20,435,000	—	2/23/17	2.1575%	3 month SEK-
					STIBOR-SIDE	5,102

SEK	7,980,000	—	3/1/22	3 month SEK-
				STIBOR-SIDE	2.5275%	1,022

SEK	16,044,000	—	3/6/17	3 month SEK-
				STIBOR-SIDE	2.115%	(8,847)

JPMorgan Chase Bank NA
	$190,000	—	4/20/22	3 month USD-
				LIBOR-BBA	2.085%	974

	2,421,000	—	4/26/22	3 month USD-
				LIBOR-BBA	2.074%	8,845

	20,810,000	—	4/27/14	3 month USD-
				LIBOR-BBA	0.568%	7,582

	914,000	—	4/27/17	1.159%	3 month USD-
					LIBOR-BBA	(2,986)

	2,684,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.11%	18,554

	263,000	—	4/27/42	2.858%	3 month USD-
					LIBOR-BBA	(2,321)

	2,391,100	116,088	4/12/22	4.8675%	3 month USD-
					LIBOR-BBA	(514,568)

	127,279,000	—	3/26/14	3 month USD-
				LIBOR-BBA	0.6275%	217,955

	13,114,000	—	3/26/17	3 month USD-
				LIBOR-BBA	1.3425%	179,813

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA cont.
	$1,194,000	$—	3/26/42	3.0525%	3 month USD-
					LIBOR-BBA	$(61,591)

CAD	1,460,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	11,169

JPY	806,782,000	—	2/20/22	6 month JPY-
				LIBOR-BBA	0.965%	73,331

JPY	24,900,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	10,757

JPY	33,500,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(227)

JPY	681,000,000	—	3/6/22	1.0175%	6 month JPY-
					LIBOR-BBA	(99,891)

UBS AG
CHF	25,006,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(368,645)

Total						$(7,016,082)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,991,378	$(24,322)	1/12/41	(4.50%) 1 month	Synthetic TRS	$11,380
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

	1,015,579	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,385)
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	6,685,191	—	1/12/40	(5.00%) 1 month	Synthetic TRS	12,804
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

baskets	332,193	—	3/14/13	(3 month USD-	A basket	(106,881)
				LIBOR-BBA)	(MLTRFCF)
					of common stocks

baskets	208,838	—	3/14/13	(3 month USD-	A basket	(67,847)
				LIBOR-BBA)	(MLTRFCF)
					of common stocks

shares	208,670	—	7/30/12	3 month USD-	Market Vectors	(2,105,549)
				LIBOR-BBA	Gold Miners ETF

units	8,656	—	3/14/13	(3 month USD-	Russell 1000	(84,764)
				LIBOR-BBA)	Total Return Index

units	5,440	—	3/14/13	(3 month USD-	Russell 1000	(40,177)
				LIBOR-BBA)	Total Return Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
$641,210	$—	1/12/40	5.00% (1 month	Synthetic MBX	$2,104
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,041,044	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,768)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

4,619,034	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(28,895)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,963,644	—	1/12/40	5.00% (1 month	Synthetic MBX	9,726
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,331,360	—	1/12/41	5.00% (1 month	Synthetic MBX	8,740
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,846,413	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(74,107)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

765,133	—	1/12/41	5.00% (1 month	Synthetic MBX	2,868
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

10,334,105	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(64,647)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,675,048	—	1/12/41	5.00% (1 month	Synthetic MBX	28,773
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,967,074	—	1/12/40	4.00% (1 month	Synthetic MBX	17,458
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

347,039	—	1/12/40	4.00% (1 month	Synthetic TRS	(250)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,180,000	—	4/7/16	(2.63%)	USA Non Revised	(30,605)
				Consumer Price
				Index-Urban (CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$6,503,656	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(47,708)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

6,541,850	—	1/12/41	3.50% (1 month	Synthetic MBX	40,866
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

1,066,001	—	1/12/41	3.50% (1 month	Synthetic MBX	6,659
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

3,825,664	—	1/12/41	5.00% (1 month	Synthetic MBX	14,342
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,694,386	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(73,156)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,039,321	—	1/12/40	4.00% (1 month	Synthetic MBX	41,418
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,361,757	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(27,286)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

8,924,549	—	1/12/40	4.50% (1 month	Synthetic MBX	56,243
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

869,925	—	1/12/41	4.50% (1 month	Synthetic MBX	5,210
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

7,795,444	—	1/12/40	4.50% (1 month	Synthetic MBX	49,128
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,665,046	—	1/12/40	4.50% (1 month	Synthetic MBX	10,493
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

18,438,937	—	1/12/41	5.00% (1 month	Synthetic MBX	69,126
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
	$4,502,807	$—	1/12/41	5.00% (1 month	Synthetic MBX	$16,881
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	561,811	—	1/12/40	5.00% (1 month	Synthetic MBX	1,844
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,822,578	—	1/12/40	5.00% (1 month	Synthetic MBX	5,981
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,321,519	—	1/12/40	5.00% (1 month	Synthetic MBX	4,337
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Citibank, N.A.
	1,862,333	—	1/12/41	5.00% (1 month	Synthetic MBX	6,982
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	6,216,012	—	1/12/40	5.00% (1 month	Synthetic TRS	(11,905)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	910,508	—	1/12/41	5.00% (1 month	Synthetic MBX	3,413
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	290	—	2/13/13	(3 month USD-	A basket	1,834,958
				LIBOR-BBA plus	(CGPUTQL2)
				0.10%)	of common stocks

baskets	330,748	—	3/28/13	(3 month USD-	A basket	667,847
				LIBOR-BBA)	(CGPUTS10)
					of common stocks

units	6,442	—	2/13/13	3 month USD-	Russell 1000	(990,795)
				LIBOR-BBA	Total Return Index
				minus 0.15%

Credit Suisse International
	$1,530,266	—	1/12/41	5.00% (1 month	Synthetic MBX	5,737
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,393,464	36,383	1/12/41	4.50% (1 month	Synthetic TRS	(5,634)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$4,447,717	$(21,544)	1/12/41	(5.00%) 1 month	Synthetic TRS	$1,473
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

4,173,883	—	1/12/40	5.00% (1 month	Synthetic TRS	(7,994)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

289,356	—	2/11/13	(3 month USD-	iShares MSCI	(215,376)
			LIBOR-BBA minus	Emerging Markets
			0.35%)	Index

2,819,281	—	1/12/40	5.00% (1 month	Synthetic TRS	(5,400)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,041,864	—	1/12/40	5.00% (1 month	Synthetic TRS	(3,911)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,015,579	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,385)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

869,925	3,126	1/12/41	(4.50%) 1 month	Synthetic MBX	(1,468)
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Deutsche Bank AG
2,468,551	—	1/12/34	(5.00%) 1 month	Synthetic TRS	3,948
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Goldman Sachs International
906,937	567	1/12/38	6.50% (1 month	Synthetic TRS	2,009
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

3,178,882	(2,484)	1/12/38	6.50% (1 month	Synthetic TRS	1,433
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,452,586	(5,365)	1/12/38	6.50% (1 month	Synthetic TRS	(2,343)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

5,322,341	(36,591)	1/12/41	(4.50%) 1 month	Synthetic TRS	11,016
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,240,000	$—	3/1/16	2.47%	USA Non Revised	$4,737
				Consumer Price
				Index-Urban (CPI-U)

930,000	—	3/3/16	2.45%	USA Non Revised	2,576
				Consumer Price
				Index-Urban (CPI-U)

2,232,808	—	1/12/40	5.00% (1 month	Synthetic TRS	(4,276)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,021,481	—	1/12/41	5.00% (1 month	Synthetic MBX	7,578
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

747,486	—	1/12/41	4.50% (1 month	Synthetic TRS	(5,483)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

613,709	—	1/12/41	4.50% (1 month	Synthetic TRS	(4,502)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,066,356	—	1/12/41	4.50% (1 month	Synthetic TRS	(15,158)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,597,392	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(22,504)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,351,324	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(8,453)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,468,551	—	1/12/34	5.00% (1 month	Synthetic TRS	(3,948)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

313,743	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,355)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,927,815	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(30,824)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

569,631	—	1/12/40	(5.00%) 1 month	Synthetic TRS	1,091
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$231,151	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(1,446)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	616,319	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,855)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	1,382,873	—	1/12/40	(5.00%) 1 month	Synthetic TRS	2,649
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	1,408,575	—	1/12/41	4.00% (1 month	Synthetic TRS	(6,082)
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	7,088,203	—	1/12/40	(5.00%) 1 month	Synthetic TRS	13,576
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	522,764	—	1/12/38	6.50% (1 month	Synthetic TRS	1,863
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	1,757,951	(549)	1/12/40	(5.00%) 1 month	Synthetic TRS	2,777
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	3,483,932	(10,343)	1/12/38	6.50% (1 month	Synthetic TRS	2,153
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

EUR	5,855,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(61,072)
					HICP excluding
					tobacco

UBS AG
baskets	390,904	—	5/24/12	(3 month USD-	A basket	478,297
				LIBOR-BBA plus	(UBSEMBSK)
				0.60%)	of common stocks

contracts	91,959	—	5/24/12	3 month USD-	MSCI Daily Total	1,611,823
				LIBOR-BBA minus	Return Net USD
				0.35%	Index

shares	135,484	—	2/22/13	(3 month USD-	iShares MSCI	(225,317)
				LIBOR-BBA minus	Emerging Markets
				0.20%)	Index

Total						$671,806

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(3,383)	$380,000	12/20/19	(100 bp)	$74,169

Deutsche Bank AG
DJ CDX NA IG Series
17 Index	BBB+/P	1,226,844	62,200,000	12/20/16	100 bp	1,598,592

JPMorgan Chase Bank NA
Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(309,385)	3,044,000	12/20/16	(100 bp)	(125,060)

Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(226,510)	3,042,000	3/20/17	(100 bp)	(28,982)

Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(2,178,333)	18,394,000	3/20/17	(100 bp)	551,728

Bundesrepublic of
Deutschland, 6%,
6/20/16	—	(282,081)	7,610,000	12/20/16	(25 bp)	(103,517)

France, Gov’t of,
4.25%, 04/25/2019	—	(829,552)	9,133,000	12/20/16	(25 bp)	(200,203)

France, Gov’t of,
4.25%, 04/25/2019	—	(217,581)	3,042,000	3/20/17	(25 bp)	9,219

Republic of
Austria, 4.65%,
1/5/18	—	(367,544)	7,611,000	12/20/16	(100 bp)	(173,659)

Total						$1,602,287

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$6,234,178	$—	$—

Capital goods	9,581,171	—	—

Communication services	6,083,807	—	—

Conglomerates	4,005,148	—	—

Consumer cyclicals	27,787,242	—	—

Consumer staples	25,967,766	—	—

Energy	21,115,785	405,686	—

Financials	28,447,602	—	—

Health care	22,785,225	—	—

Technology	58,684,336	—	—

Transportation	4,475,834	—	—

Utilities and power	7,458,269	—	—

Total common stocks	222,626,363	405,686	—

Asset-backed securities	—	2,961,627	—

Commodity linked notes	—	18,059,813	—

Corporate bonds and notes	—	130,560,219	—

Foreign government bonds and notes	—	9,359,330	—

Mortgage-backed securities	—	102,855,856	—

Purchased options outstanding	—	50,440,455	—

Senior loans	—	69,178,631	—

U.S. Government and agency mortgage obligations	—	112,303,516	—

Short-term investments	137,999,747	140,732,470	—

Totals by level	$360,626,110	$636,857,603	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(284,161)	$—

Futures contracts	4,027,680	—	—

Written options	—	(44,752,902)	—

TBA sale commitments	—	(36,377,578)	—

Interest rate swap contracts	—	(7,637,065)	—

Total return swap contracts	—	732,928	—

Credit default contracts	—	4,789,812	—

Totals by level	$4,027,680	$(83,528,966)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $834,332,278)	$871,863,966
Affiliated issuers (identified cost $125,619,747) (Notes 1 and 6)	125,619,747

Cash	150,447

Dividends, interest and other receivables	3,579,368

Receivable for shares of the fund sold	1,891,982

Receivable for investments sold	4,829,892

Receivable for sales of delayed delivery securities (Note 1)	36,277,410

Unrealized appreciation on swap contracts (Note 1)	10,455,338

Receivable for variation margin (Note 1)	42,867

Unrealized appreciation on forward currency contracts (Note 1)	792,373

Premium paid on swap contracts (Note 1)	4,574,545

Total assets	1,060,077,935

LIABILITIES

Payable for investments purchased	3,226,142

Payable for purchases of delayed delivery securities (Notes 1, 7 and 8)	111,456,886

Payable for shares of the fund repurchased	2,814,955

Payable for compensation of Manager (Note 2)	393,184

Payable for investor servicing fees (Note 2)	121,187

Payable for custodian fees (Note 2)	59,776

Payable for Trustee compensation and expenses (Note 2)	22,661

Payable for administrative services (Note 2)	9,437

Payable for distribution fees (Note 2)	265,829

Unrealized depreciation on forward currency contracts (Note 1)	1,076,534

Written options outstanding, at value (premiums received $39,219,353) (Notes 1 and 3)	44,752,902

Premium received on swap contracts (Note 1)	1,946,881

Unrealized depreciation on swap contracts (Note 1)	15,197,327

TBA sale commitments, at value (proceeds receivable $36,232,813) (Note 1)	36,377,578

Collateral on certain derivative contracts, at value (Note 1)	12,380,000

Other accrued expenses	139,586

Total liabilities	230,240,865

Net assets	$829,837,070

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$797,963,891

Distributions in excess of net investment income (Note 1)	(3,163,314)

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	4,196,482

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	30,840,011

Total — Representing net assets applicable to capital shares outstanding	$829,837,070

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($393,090,806 divided by 35,168,867 shares)	$11.18

Offering price per class A share (100/94.25 of $11.18)*	$11.86

Net asset value and offering price per class B share ($35,907,819 divided by 3,241,746 shares)**	$11.08

Net asset value and offering price per class C share ($184,501,449 divided by 16,678,943 shares)**	$11.06

Net asset value and redemption price per class M share ($7,497,790 divided by 675,260 shares)	$11.10

Offering price per class M share (100/96.50 of $11.10)*	$11.50

Net asset value, offering price and redemption price per class R share
($1,536,278 divided by 138,116 shares)	$11.12

Net asset value, offering price and redemption price per class Y share
($207,302,928 divided by 18,480,531 shares)	$11.22

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $13,806) (including interest income of $28,139 from investments
in affiliated issuers) (Note 6)	$9,704,801

Dividends (net of foreign tax of $367)	2,183,516

Total investment income	11,888,317

EXPENSES

Compensation of Manager (Note 2)	3,038,396

Investor servicing fees (Note 2)	765,159

Custodian fees (Note 2)	74,631

Trustee compensation and expenses (Note 2)	33,378

Administrative services (Note 2)	15,755

Distribution fees — Class A (Note 2)	497,935

Distribution fees — Class B (Note 2)	170,947

Distribution fees — Class C (Note 2)	913,325

Distribution fees — Class M (Note 2)	28,417

Distribution fees — Class R (Note 2)	3,573

Other	184,998

Fees waived and reimbursed by Manager (Note 2)	(392,660)

Total expenses	5,333,854

Expense reduction (Note 2)	(638)

Net expenses	5,333,216

Net investment income	6,555,101

Net realized loss on investments (Notes 1 and 3)	(7,662,772)

Net realized gain on swap contracts (Note 1)	11,910,181

Net realized gain on futures contracts (Note 1)	4,620,178

Net realized loss on foreign currency transactions (Note 1)	(841,658)

Net realized gain on written options (Notes 1 and 3)	159,898

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	342,831

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	31,250,970

Net gain on investments	39,779,628

Net increase in net assets resulting from operations	$46,334,729

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$6,555,101	$19,278,988

Net realized gain (loss) on investments
and foreign currency transactions	8,185,827	(4,946,333)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	31,593,801	(3,812,550)

Net increase in net assets resulting from operations	46,334,729	10,520,105

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(12,281,857)	(7,064,890)

Class B	(780,437)	(446,932)

Class C	(4,306,052)	(2,229,946)

Class M	(194,366)	(99,258)

Class R	(39,758)	(21,612)

Class Y	(6,202,628)	(3,651,084)

Net realized short-term gain on investments

Class A	—	(1,368,234)

Class B	—	(119,800)

Class C	—	(592,366)

Class M	—	(24,807)

Class R	—	(4,522)

Class Y	—	(652,785)

Increase (decrease) from capital share transactions (Note 4)	(20,836,008)	184,645,931

Total increase in net assets	1,693,623	178,889,800

NET ASSETS

Beginning of period	828,143,447	649,253,647

End of period (including distributions in excess of net
investment income of $3,163,314 and undistributed net
investment income of $14,086,683, respectively)	$829,837,070	$828,143,447

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
April 30, 2012**	$10.89	.09	.53	.62	(.33)	—	(.33)	—	$11.18	5.83*	$393,091	.57*	.86*	81*
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80*	115,989	1.28*	1.96*	63*

Class B
April 30, 2012**	$10.75	.05	.53	.58	(.25)	—	(.25)	—	$11.08	5.51*	$35,908	.95*	.49*	81*
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10*	12,283	1.92*	1.48*	63*

Class C
April 30, 2012**	$10.74	.05	.52	.57	(.25)	—	(.25)	—	$11.06	5.47*	$184,501	.95*	.49*	81*
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20*	42,453	1.92*	1.59*	63*

Class M
April 30, 2012**	$10.80	.07	.51	.58	(.28)	—	(.28)	—	$11.10	5.49*	$7,498	.82*	.61*	81*
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30*	2,164	1.71*	1.83*	63*

Class R
April 30, 2012**	$10.83	.08	.51	.59	(.30)	—	(.30)	—	$11.12	5.63*	$1,536	.70*	.74*	81*
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60*	239	1.49*	2.01*	63*

Class Y
April 30, 2012**	$10.94	.11	.52	.63	(.35)	—	(.35)	—	$11.22	5.97*	$207,303	.45*	.99*	81*
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10*	67,250	1.06*	2.45*	63*

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2012	0.05%

October 31, 2011	0.12

October 31, 2010	0.02

October 31, 2009	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes TBA roll transactions.

The accompanying notes are an integral part of these financial statements.

76	77

Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund pursues a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

78

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting

79

from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

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Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $169,000,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,985,400,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying

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reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $8,764,903 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $16,795,288 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $16,211,587.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers

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securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2011, the fund had a short-term capital loss carryover of $400,578 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $961,520,823, resulting in gross unrealized appreciation and depreciation of $55,811,787 and $19,848,897, respectively, or net unrealized appreciation of $35,962,890.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

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Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.20%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.366% of the fund’s average net assets before an increase of $13,534 (0.002% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $392,660 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

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The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $544 under the expense offset arrangements and by $94 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $636, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $77,498 and $1,114 from the sale of class A and class M shares, respectively, and received $33,108 and $12,055 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $492 and no monies on class A and class M redemptions, respectively.

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Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $481,468,275 and $509,766,234, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap	Written swap	Written equity	Written equity
	option contract	option premiums	option contract	option premiums
	amounts	received	amounts	received

Written options outstanding
at the beginning of the
reporting period	$1,102,448,328	$49,510,279	2,229,963	$3,225,402

Options opened	132,849,000	3,320,627	10,555,563	8,962,954

Options exercised	(211,544,464)	(6,204,175)	—	—

Options expired	—	—	(5,319,149)	(5,165,150)

Options closed	(265,797,017)	(11,634,315)	(4,673,273)	(2,796,269)

Written options outstanding at
the end of the reporting period	$757,955,847	$34,992,416	2,793,104	$4,226,937

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	4,800,312	$51,982,749	19,519,606	$215,004,136

Shares issued in connection with
reinvestment of distributions	1,049,067	11,046,680	690,043	7,431,759

	5,849,379	63,029,429	20,209,649	222,435,895

Shares repurchased	(8,469,798)	(91,481,372)	(12,231,198)	(134,271,641)

Net increase (decrease)	(2,620,419)	$(28,451,943)	7,978,451	$88,164,254

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	292,802	$3,151,427	1,097,989	$11,999,588

Shares issued in connection with
reinvestment of distributions	67,114	702,014	46,640	499,517

	359,916	3,853,441	1,144,629	12,499,105

Shares repurchased	(271,609)	(2,911,444)	(512,560)	(5,589,650)

Net increase	88,307	$941,997	632,069	$6,909,455

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	1,862,345	$19,960,307	8,196,949	$89,620,543

Shares issued in connection with
reinvestment of distributions	347,482	3,627,711	205,067	2,194,212

	2,209,827	23,588,018	8,402,016	91,814,755

Shares repurchased	(2,667,608)	(28,632,330)	(3,919,849)	(42,603,443)

Net increase (decrease)	(457,781)	$(5,044,312)	4,482,167	$49,211,312

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	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	47,784	$513,385	303,817	$3,349,646

Shares issued in connection with
reinvestment of distributions	18,394	192,588	11,298	121,227

	66,178	705,973	315,115	3,470,873

Shares repurchased	(99,548)	(1,075,870)	(185,041)	(2,011,915)

Net increase (decrease)	(33,370)	$(369,897)	130,074	$1,458,958

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	33,787	$366,341	73,592	$805,264

Shares issued in connection with
reinvestment of distributions	3,794	39,757	2,378	25,535

	37,581	406,098	75,970	830,799

Shares repurchased	(31,771)	(341,797)	(33,730)	(373,543)

Net increase	5,810	$64,301	42,240	$457,256

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	6,086,413	$65,777,422	11,396,701	$125,930,227

Shares issued in connection with
reinvestment of distributions	435,403	4,593,504	284,580	3,073,465

	6,521,816	70,370,926	11,681,281	129,003,692

Shares repurchased	(5,374,744)	(58,347,080)	(8,231,820)	(90,558,996)

Net increase	1,147,072	$12,023,846	3,449,461	$38,444,696

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$4,789,812	Payables	$—

Foreign exchange
contracts	Receivables	792,373	Payables	1,076,534

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Equity contracts	appreciation	11,747,410*	depreciation	6,457,807*

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	52,043,342*	depreciation	54,521,849*

Total		$69,372,937		$62,056,190

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

87

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$233,435	$233,435

Foreign exchange
contracts	—	—	(786,864)	—	$(786,864)

Equity contracts	(6,288,955)	2,733,614	—	3,882,468	$327,127

Interest rate contracts	(11,099,915)	1,886,564	—	7,794,278	$(1,419,073)

Total	$(17,388,870)	$4,620,178	$(786,864)	$11,910,181	$(1,645,375)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$852,099	$852,099

Foreign exchange
contracts	—	—	374,969	—	$374,969

Equity contracts	(1,533,789)	2,457,962	—	(2,869,551)	$(1,945,378)

Interest rate contracts	(1,877,953)	70,851	—	(5,744,277)	$(7,551,379)

Total	$(3,411,742)	$2,528,813	$374,969	$(7,761,729)	$(8,269,689)

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $28,139 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $301,282,061 and $222,006,584, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $122,143, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrower:

Borrower	Unfunded commitments

Tronox, Inc.	$122,143

88

Note 9: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 10: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

89

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

90

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

91

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

92

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Barbara M. Baumann	Robert R. Leveille
Putnam Investment	Charles B. Curtis	Vice President and
Management, LLC	Robert J. Darretta	Chief Compliance Officer
One Post Office Square	John A. Hill
Boston, MA 02109	Paul L. Joskow	Mark C. Trenchard
	Elizabeth T. Kennan	Vice President and
Investment Sub-Manager	Kenneth R. Leibler	BSA Compliance Officer
Putnam Investments Limited	Robert E. Patterson
57–59 St James’s Street	George Putnam, III	Robert T. Burns
London, England SW1A 1LD	Robert L. Reynolds	Vice President and
	W. Thomas Stephens	Chief Legal Officer
Investment Sub-Advisor
The Putnam Advisory	Officers	James P. Pappas
Company, LLC	Robert L. Reynolds	Vice President
One Post Office Square	President
Boston, MA 02109		Judith Cohen
	Jonathan S. Horwitz	Vice President, Clerk and
Marketing Services	Executive Vice President,	Assistant Treasurer
Putnam Retail Management	Principal Executive
One Post Office Square	Officer, Treasurer and	Michael Higgins
Boston, MA 02109	Compliance Liaison	Vice President, Senior Associate
Treasurer and Assistant Clerk
Custodian	Steven D. Krichmar
State Street Bank	Vice President and	Nancy E. Florek
and Trust Company	Principal Financial Officer	Vice President, Assistant Clerk,
Assistant Treasurer and
Legal Counsel	Janet C. Smith	Proxy Manager
Ropes & Gray LLP	Vice President, Assistant
	Treasurer and Principal	Susan G. Malloy
Trustees	Accounting Officer	Vice President and
Jameson A. Baxter, Chair		Assistant Treasurer
Ravi Akhoury

This report is for the information of shareholders of Putnam Absolute Return 500 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA110
274648 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PDMAX

Putnam Absolute Return 700 Fund

Semiannual report
4 | 30 | 12

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
700 Fund

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Our active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. Additional risks are listed in the fund’s prospectus.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Absolute Return 700 Fund

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 700 Fund can add diversification to a portfolio for investors looking for an alternative to traditional funds that focus on stocks.

The fund's management team has experience in absolute return investing during up and down markets.

Jeffrey L. Knight, CFA, Portfolio Manager and Head of Global Asset Allocation, leads the fund and is backed by a seasoned team.

- 6 portfolio managers averaging 20 years in the investment industry
- Research of 14 global multi-asset specialists
- 5 years of experience managing absolute return strategies

Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio. **The fund is not intended to outperform stocks and bonds during strong market rallies.**

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	•				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	•				
Available strategies					
U.S. bonds	•	•	•		
U.S. stocks	•		•	•	
Foreign bonds	•	•	•		
Foreign stocks	•		•		•
Emerging markets	•				•
Commodities	•				
Hedging strategies	•	•			•
REITs	•				
Cash	•				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for complete details.

The 700 Fund has been less volatile than stocks.

The fund has pursued active strategies to manage risk.

Standard deviation of returns since fund inception 12/23/08–4/30/12

Treasury bills 0.06%
Putnam Absolute Return 700 Fund 4.99%
Bonds 2.75%
Stocks 17.97%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio.

2
3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 5 and 11–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

4

Interview with your fund’s portfolio manager

Can you give us an update on financial markets in the semiannual period?

In the first half of the fund’s fiscal year, we saw greater confidence in markets and generally rising security prices. This was especially evident in the months from December through March. During that quarter, the three major macroeconomic worries that had gripped markets in 2011 — a double-dip recession in the United States, sovereign debt risk in Europe, and a hard landing for China’s economy — seemed less menacing, though greater concerns resurfaced in April.

Reassurance during the period came from several sources. The U.S. economy expanded and created new jobs from the end of last summer through the end of the period. In addition, the European Central Bank’s Long-Term Refinancing Operation [LTRO], initiated in December and expanded in February, eased the short-term funding fears afflicting the European banking system. Also, European authorities negotiated an orderly Greek default and a resolution of related credit default swaps — events that had previously caused great uncertainty in the bond market. Last, China’s economy has so far avoided an abrupt deterioration. The easing of macro risks helped security prices rise to reflect more appropriately the fundamentals of a moderately expanding U.S. economy.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 11–12 for additional fund performance information. Index descriptions can be found on page 16.

5

Volatility increased late in the period. Are we at risk of experiencing a repeat of 2010 and 2011?

Markets retreated in April, and we saw something similar in each of the past two years. The causes are also similar, as worries about unresolved problems in Europe’s sovereign debt market and a drop-off in U.S. economic data appear to be contributing to the volatility. Should markets turn more volatile, the fund’s absolute return mandate gives us a number of tools that we can implement to reduce market risk.

What areas of the portfolio have shown the most strength?

We continued to structure the portfolio balanced between strategies that depend on the market’s direction and strategies that can perform well regardless of whether markets rise or fall. Both contributed to the 6.69% return for the fund’s class A shares before sales charges during the first six months of the fund’s current fiscal year.

In the strategies aligned with the direction of the stock market, we have continued to favor securities that have historically exhibited less volatility than the overall market. Our research

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

6

suggests less-volatile securities can achieve higher risk-adjusted returns than more volatile stocks in the long run. In a bullish period like we experienced during the period, however, less-volatile securities sometimes lag. While the large-cap U.S. stock holdings as a group did not keep pace with the stock market during its rally during the period, they contributed strong absolute returns and performed with less volatility than stocks in general.

Another directional strategy that contributed solid results was in the high-yield corporate sector. Our selection of securities here delivered favorable results. High-yield bonds were among the sectors that saw a correction in 2011, when markets feared a recession might cause a jump in default rates. Instead, defaults remained low, and credit concerns eased during the semiannual period.

Can you give examples of the non-directional strategies in the portfolio?

Our long-short equity positions performed very well during the period. This strategy consists of a variety of long positions, which provide exposure to the price movements of securities, offset by short positions, which involve futures contracts or total return swaps that become more valuable when security prices fall. Offsetting these positions helps keep market exposure neutral. An example of a long position was our holding in Apple, which rose sharply in the period. These long positions were offset by short positions in different types of companies.

Our short positions targeted a couple of types of companies we believed were poised to fall in value. For example, we identified companies with questions surrounding their accounting and financial reports. This is a factor that often causes persistent weakness in stock performance. We also

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/12. Short-term holdings, derivatives securities, and TBA commitments are excluded. Holdings will vary over time.

7

had short exposure to a number of European companies that were vulnerable to concerns about the region’s recession and the structural weaknesses of its financials sector.

A variety of the fund’s fixed-income positions also are part of our non-directional strategies because they exhibit low correlation to interest-rate movements. Non-agency residential mortgages provided positive results in the period, rewarding what we considered the attractive fundamentals of these securities. In the first quarter, the Federal Reserve [Fed] completed an auction of its portfolio of securities in this sector, and prices firmed. Many of the worries about supply overwhelming demand began to ease.

Commercial mortgage-backed securities [CMBS] also performed well. In this area, we have favored AAA-CMBS and seasoned mezzanine CMBS. These issues are very senior in the capital structure, which means they are well protected from weakness in commercial real estate, according to our research.

Where have you seen disappointments?

Our term structure strategy had disappointing results. We established a slight bias toward a steepening curve, on the expectation that long-term interest rates might move higher. We considered it more risky to expect interest rates to fall, because rates were already at historically low levels and current accommodative monetary policy creates inflation risk.

For the period as a whole, our strategy detracted from the fund’s results. Early in the period and again late in the period, long-term rates moved lower. In addition, fund results were also hurt by the fact that rates in the intermediate part of the curve fell more than short-term rates. We managed the portfolio’s overall duration, a measure of interest-rate sensitivity, with options — another type of derivative. Options help us hedge against changing values of securities in the portfolio. We also hedged interest-rate risk with interest-rate swaps and futures contracts.

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings will vary over time.

8

Looking to the second half of the fiscal year, what are your strategies?

We are maintaining a similar stance as we have had during the first half of the year, with a balance of directional and non-directional strategies, exposure to multiple asset classes, and a variety of diversification sources. An example of the latter is modest exposure to long-term, interest-rate sensitive securities. This has proved helpful in periods when long-term rates rose.

Overall, we do not think the recent pullback in markets is likely to worsen to the degree we witnessed in 2011. In the United States, at least, the economy appears healthier than it did a year ago at this time. Also, investor sentiment has generally been more cautious this year than it was last year before the downturn set in. At the same time, we have strategies in place for the possibility of greater volatility. We employ options and futures contracts, types of derivatives that allow us to hedge changes in security values or to manage market risk, and can benefit depending on market movements. Our tail risk strategies, which played a role in cushioning performance during 2011, are an example of how we prepare the fund for unexpected downturns.

Jeff, thanks for sharing this update today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing securities denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks, including the possibility of higher interest rates or bond prepayments, as well as to manage exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable to pay. Putnam monitors the counterparty risks we assume. Putnam also seeks to mitigate the level of ongoing counterparty credit risk by entering into collateral agreements with counterparties in which collateral is posted on a regular basis to cover the developing gain or loss of open swaps and forward contracts.

See pages 78–81 for more information on the types of derivatives used.

9

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund’s portfolio managers are James A. Fetch; Robert J. Kea, CFA; Robert J. Schoen; Joshua B. Kutin, CFA; and Jason R. Vaillancourt, CFA.

IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

10

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	27.51%	20.18%	24.19%	21.19%	24.35%	24.35%	24.97%	20.63%	25.99%	28.32%
Annual average	7.52	5.64	6.68	5.90	6.72	6.72	6.88	5.75	7.14	7.72

3 years	24.28	17.09	21.40	18.40	21.55	21.55	22.04	17.79	22.92	24.94
Annual average	7.51	5.40	6.68	5.79	6.72	6.72	6.86	5.61	7.12	7.70

1 year	1.25	–4.58	0.47	–4.39	0.49	–0.48	0.73	–2.79	0.92	1.49

6 months	6.69	0.57	6.30	1.30	6.33	5.33	6.38	2.64	6.57	6.84

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Comparative index returns For periods ended 4/30/12

	BofA (Bank of America)
	Merrill Lynch	Barclays U.S. Aggregate
	U.S. Treasury Bill Index	Bond Index	S&P 500 Index

Life of fund	0.67%	23.76%	74.14%
Annual average	0.20	6.57	17.99

3 years	0.55	22.70	70.49
Annual average	0.18	7.06	19.46

1 year	0.08	7.54	4.76

6 months	0.02	2.44	12.77

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

11

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.437		$0.360	$0.363	$0.380		$0.410	$0.464

Capital gains	—		—	—	—		—	—

Total	$0.437		$0.360	$0.363	$0.380		$0.410	$0.464

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$11.35	$12.04	$11.19	$11.19	$11.23	$11.64	$11.25	$11.37

4/30/12	11.64	12.35	11.51	11.51	11.54	11.96	11.55	11.65

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	26.31%	19.05%	23.11%	20.11%	23.27%	23.27%	23.89%	19.58%	24.90%	27.11%
Annual average	7.40	5.47	6.56	5.76	6.60	6.60	6.77	5.62	7.03	7.61

3 years	25.68	18.49	22.75	19.74	22.90	22.90	23.40	19.12	24.40	26.35
Annual average	7.92	5.82	7.07	6.19	7.12	7.12	7.26	6.01	7.55	8.11

1 year	2.34	–3.58	1.57	–3.35	1.59	0.61	1.83	–1.72	2.11	2.59

6 months	8.84	2.60	8.38	3.38	8.41	7.41	8.55	4.72	8.74	9.00

12

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses for the fiscal year ended 10/31/11*	1.37%	2.12%	2.12%	1.87%	1.62%	1.12%

Total annual operating expenses for the fiscal year
ended 10/31/11	1.45%	2.20%	2.20%	1.95%	1.70%	1.20%

Annualized expense ratio for the six-month period
ended 4/30/12	1.35%	2.10%	2.10%	1.85%	1.60%	1.10%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 6/30/13.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$6.94	$10.77	$10.77	$9.49	$8.22	$5.66

Ending value (after expenses)	$1,066.90	$1,063.00	$1,063.30	$1,063.80	$1,065.70	$1,068.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$6.77	$10.52	$10.52	$9.27	$8.02	$5.52

Ending value (after expenses)	$1,018.15	$1,014.42	$1,014.42	$1,015.66	$1,016.91	$1,019.39

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their

15

differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

17

The fund’s portfolio 4/30/12 (Unaudited)

COMMON STOCKS (30.8%)*	Shares	Value

Basic materials (0.9%)
Allied Nevada Gold Corp. †	10,000	$292,900

Bemis Co., Inc.	11,200	362,768

FMC Corp.	5,700	629,565

International Flavors & Fragrances, Inc.	7,477	450,190

Newmont Mining Corp.	21,598	1,029,144

PPG Industries, Inc.	9,212	969,471

Royal Gold, Inc.	5,700	353,172

Sherwin-Williams Co. (The)	6,382	767,627

Sigma-Aldrich Corp.	8,781	622,573

Valspar Corp.	9,252	473,240

		5,950,650
Capital goods (1.3%)
Ball Corp.	13,648	569,940

Covanta Holding Corp.	21,061	338,029

General Dynamics Corp.	20,300	1,370,250

Lockheed Martin Corp.	16,223	1,468,830

Northrop Grumman Corp.	18,952	1,199,282

Raytheon Co.	24,316	1,316,467

Republic Services, Inc.	28,000	766,360

Roper Industries, Inc.	8,738	890,402

Stericycle, Inc. †	8,300	718,780

Waste Connections, Inc.	15,200	489,896

		9,128,236
Communication services (0.8%)
American Tower Corp. Class A R	14,498	950,779

AT&T, Inc.	33,100	1,089,321

IAC/InterActiveCorp.	12,427	598,360

Verizon Communications, Inc.	69,266	2,796,961

Windstream Corp.	32,100	360,804

		5,796,225
Conglomerates (0.5%)
AMETEK, Inc.	15,629	786,608

Danaher Corp.	30,900	1,675,398

General Electric Co.	69,400	1,358,852

		3,820,858
Consumer cyclicals (3.8%)
Advance Auto Parts, Inc.	5,010	459,918

Amazon.com, Inc. †	11,187	2,594,264

AutoZone, Inc. †	1,575	623,952

Bed Bath & Beyond, Inc. †	12,200	858,758

Big Lots, Inc. †	6,209	227,498

Cintas Corp.	14,178	555,352

Discovery Communications, Inc. Class A †	14,522	790,287

Dollar General Corp. †	8,300	393,918

Dollar Tree, Inc. †	6,871	698,506

Dun & Bradstreet Corp. (The)	6,300	490,014

Ecolab, Inc.	15,890	1,012,034

18

COMMON STOCKS (30.8%)* cont.	Shares	Value

Consumer cyclicals cont.
Equifax, Inc.	14,251	$652,981

Expedia, Inc.	8,728	372,075

Global Payments, Inc.	11,600	538,588

Home Depot, Inc. (The)	47,600	2,465,203

Kimberly-Clark Corp.	26,973	2,116,570

Kohl’s Corp.	13,500	676,755

McGraw-Hill Cos., Inc. (The)	15,575	765,823

Moody’s Corp.	20,323	832,227

MSC Industrial Direct Co., Inc. Class A	6,105	450,000

O’Reilly Automotive, Inc. †	7,200	759,312

Omnicom Group, Inc.	14,345	736,042

PetSmart, Inc.	7,995	465,789

Priceline.com, Inc. †	1,989	1,513,271

Ross Stores, Inc.	12,500	769,875

Scotts Miracle-Gro Co. (The) Class A	5,688	298,051

Scripps Networks Interactive Class A	7,500	376,650

Target Corp.	24,954	1,445,835

Towers Watson & Co. Class A	7,600	497,040

Tupperware Brands Corp.	5,065	315,499

Verisk Analytics, Inc. Class A †	13,974	684,027

Viacom, Inc. Class B	22,444	1,041,177

		26,477,291
Consumer staples (3.6%)
Altria Group, Inc.	97,400	3,137,254

Brinker International, Inc.	8,737	274,953

Church & Dwight Co., Inc.	19,500	990,600

Coca-Cola Co. (The)	6,200	473,184

ConAgra Foods, Inc.	44,100	1,138,662

Dr. Pepper Snapple Group, Inc.	26,900	1,091,602

Herbalife, Ltd.	15,119	1,063,168

Kroger Co. (The)	55,700	1,296,139

Lorillard, Inc.	11,629	1,573,287

McDonald’s Corp.	28,100	2,738,345

Panera Bread Co. Class A †	2,302	363,532

Philip Morris International, Inc.	49,233	4,406,845

Procter & Gamble Co. (The)	16,400	1,043,696

Reynolds American, Inc.	32,400	1,322,892

Starbucks Corp.	27,616	1,584,606

W.W. Grainger, Inc.	4,549	945,373

Yum! Brands, Inc.	17,978	1,307,540

		24,751,678
Energy (3.0%)
Chevron Corp.	47,469	5,058,297

ConocoPhillips	45,400	3,252,002

Deepocean Group (Shell) (acquired 6/9/11,
cost $415,063) (Norway) ‡	28,574	471,471

Exxon Mobil Corp.	91,892	7,933,955

FMC Technologies, Inc. †	20,877	981,219

19

COMMON STOCKS (30.8%)* cont.	Shares	Value

Energy cont.
HollyFrontier Corp.	23,688	$730,064

Marathon Oil Corp.	43,000	1,261,620

Murphy Oil Corp.	16,608	912,942

		20,601,570
Financials (3.9%)
ACE, Ltd.	26,480	2,011,686

Allied World Assurance Co. Holdings AG	12,282	883,813

American Express Co.	49,700	2,992,437

Arch Capital Group, Ltd. †	31,212	1,226,007

AvalonBay Communities, Inc. R	4,500	654,300

Bank of Hawaii Corp.	9,896	483,815

Berkshire Hathaway, Inc. Class B †	24,005	1,931,202

Chubb Corp. (The)	16,729	1,222,388

Commerce Bancshares, Inc.	13,900	557,390

Digital Realty Trust, Inc. R	5,705	428,388

Discover Financial Services	41,400	1,403,460

Equity Residential Trust R	12,500	768,000

Essex Property Trust, Inc. R	2,300	363,331

Everest Re Group, Ltd.	11,739	1,163,335

Federal Realty Investment Trust R	3,789	381,401

JPMorgan Chase & Co.	16,600	713,468

M&T Bank Corp.	13,069	1,127,463

Nasdaq OMX Group, Inc. (The) †	19,300	474,201

Northern Trust Corp.	20,300	966,077

People’s United Financial, Inc.	54,267	669,655

Public Storage R	5,600	802,256

Rayonier, Inc. R	7,838	355,453

Realty Income Corp. R	8,876	349,182

RenaissanceRe Holdings, Ltd.	13,750	1,073,325

Simon Property Group, Inc. R	9,400	1,462,640

Validus Holdings, Ltd.	26,217	852,053

W.R. Berkley Corp.	29,461	1,109,501

Wells Fargo & Co.	20,300	678,629

		27,104,856
Health care (3.1%)
Abbott Laboratories	41,370	2,567,422

Aetna, Inc.	21,200	933,648

AmerisourceBergen Corp.	18,731	696,981

Amgen, Inc.	24,200	1,720,862

Biogen Idec, Inc. †	8,808	1,180,360

Bristol-Myers Squibb Co.	51,600	1,721,892

C.R. Bard, Inc.	6,605	653,631

Cardinal Health, Inc.	21,001	887,712

Eli Lilly & Co.	34,000	1,407,260

Forest Laboratories, Inc. †	15,071	524,923

Gilead Sciences, Inc. †	27,100	1,409,471

Humana, Inc.	10,200	822,936

20

COMMON STOCKS (30.8%)* cont.	Shares	Value

Health care cont.
Johnson & Johnson	15,200	$989,368

McKesson Corp.	13,478	1,232,024

Merck & Co., Inc.	4,500	176,580

Perrigo Co.	4,654	488,205

Pfizer, Inc.	38,800	889,684

ResMed, Inc. †	15,400	523,754

UnitedHealth Group, Inc.	39,900	2,240,385

Ventas, Inc. R	11,300	664,327

		21,731,425
Technology (8.3%)
Accenture PLC Class A	29,723	1,930,509

Altera Corp.	30,800	1,095,556

Analog Devices, Inc.	29,608	1,154,120

Apple, Inc. †	44,554	26,030,228

Avago Technologies, Ltd. (Singapore)	25,653	884,515

BMC Software, Inc. †	18,906	780,062

Cisco Systems, Inc.	183,300	3,693,495

Google, Inc. Class A †	6,888	4,168,823

IBM Corp.	26,974	5,585,775

Intel Corp.	18,200	516,880

Intuit, Inc.	19,542	1,132,850

KLA-Tencor Corp.	20,386	1,063,130

L-3 Communications Holdings, Inc.	10,198	749,961

Lam Research Corp. †	20,579	857,115

Maxim Integrated Products, Inc.	35,800	1,058,964

Microchip Technology, Inc.	25,700	908,238

Microsoft Corp.	167,789	5,372,603

Xilinx, Inc.	29,000	1,055,020

		58,037,844
Transportation (0.6%)
Copa Holdings SA Class A (Panama)	5,411	439,968

J. B. Hunt Transport Services, Inc.	11,122	615,380

Southwest Airlines Co.	78,760	652,133

United Parcel Service, Inc. Class B	32,627	2,549,474

		4,256,955
Utilities and power (1.0%)
CMS Energy Corp.	26,200	602,338

DTE Energy Co.	14,206	800,934

Entergy Corp.	13,380	877,193

ITC Holdings Corp.	6,200	480,252

Kinder Morgan, Inc.	24,000	861,600

PG&E Corp.	26,100	1,153,098

Pinnacle West Capital Corp.	11,866	573,721

Spectra Energy Corp.	43,075	1,324,126

Westar Energy, Inc.	15,293	438,756

		7,112,018

Total common stocks (cost $179,300,588)		$214,769,606

21

U.S. GOVERNMENT AGENCY
MORTGAGE OBLIGATIONS (18.0%)*	Principal amount		Value

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, May 1, 2042		$1,000,000	$1,070,703
3 1/2s, TBA, June 1, 2042		40,000,000	41,425,000
3 1/2s, TBA, May 1, 2042		80,000,000	83,075,000

Total U.S. government agency mortgage obligations (cost $124,287,187)			$125,570,703

CORPORATE BONDS AND NOTES (15.0%)*	Principal amount		Value

Basic materials (1.0%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		$196,000	$217,290

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		85,000	89,586

BHP Billiton Finance USA Ltd company guaranty sr. unsec. unsub.
notes 5 1/2s, 2014 (Australia)		196,000	213,820

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		325,000	365,273

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes
3 1/4s, 2015		263,000	281,274

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015
(Australia)		750,000	776,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes FRN 5.003s, 2014		750,000	703,125

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)	EUR	495,200	658,099

Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		$165,000	174,900

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014
(Austria)	EUR	165,000	235,165

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		$265,000	363,340

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN,
2.307s, 2015 (Germany)	EUR	150,000	195,084

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)		$1,410,000	1,417,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/4s, 2015		500,000	508,750

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016		220,000	228,250

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes
6 1/4s, 2017		230,000	264,958

Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.297s, 2014		500,000	467,500

			7,159,714
Capital goods (0.6%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		335,000	342,956

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		1,483,000	1,597,933

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		115,000	134,776

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		148,000	159,453

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		359,000	394,154

Deere & Co. sr. unsec. notes 6.95s, 2014		148,000	166,569

General Cable Corp. company guaranty sr. unsec. unsub. notes
FRN 2.843s, 2015		125,000	116,875

22

CORPORATE BONDS AND NOTES (15.0%)* cont.	Principal amount	Value

Capital goods cont.
Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016	$405,000	$398,925

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC 144A
company guaranty sr. notes 7 3/4s, 2016	200,000	211,500

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015	263,000	294,001

		3,817,142
Communication services (2.2%)
America Movil SAB de CV company guaranty unsec. unsub. notes
5 1/2s, 2014 (Mexico)	196,000	211,887

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015	1,501,000	1,567,184

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018	270,000	292,275

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014	263,000	283,724

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	400,000	369,000

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015	250,000	230,625

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6 1/2s, 2017	655,000	787,841

Cricket Communications, Inc. company guaranty sr. unsub. notes
7 3/4s, 2016	963,000	1,013,558

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 5 3/4s, 2016 (Germany)	263,000	297,809

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)	130,000	139,750

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s,
2019 (Germany)	560,000	600,600

Level 3 Financing, Inc. 144A company guaranty FRN 4.506s, 2015	2,100,000	2,029,125

Mediacom Broadband, LLC/Mediacom Broadband Corp.
sr. unsec. unsub. notes 8 1/2s, 2015	1,400,000	1,442,000

Nextel Communications, Inc. company guaranty sr. unsec. unsub.
notes 5.95s, 2014	805,000	803,994

NII Capital Corp. company guaranty sr. unsec. unsub. notes
10s, 2016	740,000	828,800

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017	725,000	792,063

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017	290,000	331,824

SBA Telecommunications, Inc. company guaranty sr. unsec.
notes 8s, 2016	127,000	136,049

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	120,000	108,900

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)	297,000	302,198

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)	140,000	144,232

Telefonica Emisones SAU company guaranty sr. unsec. notes
4.949s, 2015 (Spain)	185,000	185,547

Time Warner Cable, Inc. company guaranty sr. unsec. notes
5.85s, 2017	555,000	650,003

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016	846,000	976,233

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)	297,000	349,015

23

CORPORATE BONDS AND NOTES (15.0%)* cont.	Principal amount		Value

Communication services cont.
Wind Acquisition Finance SA company guaranty sr. notes
Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	235,000	$279,782

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		$420,000	399,000

			15,553,018
Conglomerates (0.4%)
General Electric Co. sr. unsec. notes 5 1/4s, 2017		2,051,000	2,393,554

			2,393,554
Consumer cyclicals (1.8%)
Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015		1,000,000	885,000

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		1,445,000	1,596,725

Daimler Finance North America, LLC company guaranty 6 1/2s,
2013 (Germany)		163,000	176,628

DISH DBS Corp. company guaranty 7 1/8s, 2016		255,000	282,413

DISH DBS Corp. company guaranty 7s, 2013		220,000	235,675

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		657,000	755,550

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		163,000	188,131

Interpublic Group of Companies, Inc. (The) sr. unsec. notes
6 1/4s, 2014		234,000	255,060

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		135,000	147,741

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		200,000	226,250

Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016		1,559,000	1,627,206

MGM Resorts International sr. notes 10 3/8s, 2014		190,000	216,600

News America, Inc. sr. unsec. notes company guaranty
4 1/2s, 2021		263,000	284,070

Owens Corning company guaranty sr. unsec. notes 9s, 2019		275,000	340,313

QVC, Inc. 144A sr. notes 7 1/8s, 2017		570,000	609,900

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	207,500

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		500,000	462,500

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s,
2017 (Germany)		395,000	418,029

Sealy Mattress Co. 144A company guaranty sr. notes
10 7/8s, 2016		615,000	667,281

Target Corp. sr. unsec. notes 5 3/8s, 2017		263,000	312,547

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		426,000	501,426

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013		1,000,000	1,025,000

Travelport, LLC company guaranty sr. unsec. unsub. notes
9 7/8s, 2014		580,000	387,150

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		622,000	655,776

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		162,000	174,353

			12,638,824
Consumer staples (1.1%)
Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015		387,000	423,072

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 4 1/8s, 2015		359,000	389,529

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		163,000	167,383

24

CORPORATE BONDS AND NOTES (15.0%)* cont.	Principal amount		Value

Consumer staples cont.
Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		$590,000	$666,700

Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017		320,000	347,600

CVS Corp. sr. unsec. notes 5 3/4s, 2017		230,000	271,798

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
5 3/4s, 2017 (United Kingdom)		196,000	237,299

Dole Food Co. 144A sr. notes 8s, 2016		200,000	211,000

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	750,000	1,067,075

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		$622,000	680,635

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017		163,000	197,317

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		459,000	485,771

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018		196,000	234,502

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		263,000	282,671

Revlon Consumer Products Corp. company guaranty notes
9 3/4s, 2015		300,000	323,625

Service Corporation International sr. notes 7s, 2017		185,000	206,275

Service Corporation International sr. unsec. notes 7 3/8s, 2014		195,000	213,038

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014		530,000	620,100

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		505,000	582,013

Wendy’s Co. (The) company guaranty sr. unsec. unsub. notes
10s, 2016		300,000	326,250

			7,933,653
Energy (1.5%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		170,000	196,868

Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		282,000	282,000

BP Capital Markets PLC company guaranty sr. unsec. notes
3 7/8s, 2015 (United Kingdom)		148,000	158,516

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)		115,000	127,782

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		500,000	545,000

Comstock Resources, Inc. company guaranty sr. unsub. notes
8 3/8s, 2017		685,000	674,725

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		521,000	573,065

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)		230,000	250,398

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014		1,035,000	1,112,625

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Russia)		500,000	571,155

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017 R		110,000	110,000

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		175,000	185,500

Offshore Group Investments, Ltd. company guaranty sr. notes
11 1/2s, 2015 (Cayman Islands)		750,000	820,313

Offshore Group Investments, Ltd. 144A company guaranty
sr. notes 11 1/2s, 2015 (Cayman Islands)		910,000	995,313

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016		555,000	614,663

25

CORPORATE BONDS AND NOTES (15.0%)* cont.	Principal amount	Value

Energy cont.
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)	$1,805,000	$1,634,464

Quicksilver Resources, Inc. company guaranty sr. unsec. notes
8 1/4s, 2015	500,000	502,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	280,000	294,700

Shell International Finance BV company guaranty sr. unsec. notes
3.1s, 2015 (Netherlands)	459,000	489,424

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017	196,000	243,777

		10,382,788
Financials (3.5%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	196,000	212,574

American Express Credit Corp. sr. unsec. unsub. notes
5 1/8s, 2014	588,000	638,161

American International Group, Inc. sr. unsec. notes Ser. MTN,
5.45s, 2017	325,000	352,319

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	2,085,000	2,211,059

Bank of New York Mellon Corp. (The) sr. unsec. notes 2.95s, 2015	263,000	277,569

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	359,000	379,783

BB&T Corp. unsec. sub. notes 5.2s, 2015	196,000	217,771

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015	717,000	763,510

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017	263,000	315,131

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	685,000	779,188

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	900,000	927,000

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	705,000	782,559

Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	925,000	1,026,263

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014	818,000	879,170

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)	359,000	408,974

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	480,000	490,800

E*Trade Financial Corp. sr. unsec. unsub. notes 12 1/2s, 2017	210,000	244,650

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017	1,597,000	1,737,344

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB 8 1/8s, 2038	645,000	677,250

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	435,000	469,794

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	700,000	736,750

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015	1,500,000	1,470,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015	1,759,000	1,852,941

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	324,000	360,855

MetLife, Inc. sr. unsec. 6 3/4s, 2016	263,000	312,123

PNC Funding Corp. bank guaranty sr. unsec. note 3 5/8s, 2015	167,000	178,078

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN,
4 3/4s, 2015	325,000	353,133

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)	150,000	150,930

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R	230,000	229,993

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	230,000	251,850

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015	250,000	259,392

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	263,000	273,135

26

CORPORATE BONDS AND NOTES (15.0%)* cont.	Principal amount		Value

Financials cont.
Vnesheconombank Via VEB Finance PLC 144A bank guaranty
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		$250,000	$265,000

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		500,000	517,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s,
2018 (Russia)		1,500,000	1,582,815

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		1,334,000	1,565,150

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015
(Australia)		230,000	239,954

			24,390,468
Health care (1.0%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		297,000	350,851

Amgen, Inc. sr. unsec. notes 5.85s, 2017		196,000	232,249

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		196,000	235,694

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		175,000	187,889

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	445,000	603,961

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$525,000	601,781

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		263,000	282,207

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		50,000	56,094

HCA, Inc. sr. notes 6 1/2s, 2020		665,000	709,888

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,390,000	1,466,450

Merck & Co., Inc. sr. unsec. notes 4s, 2015		297,000	326,697

Novartis Capital Corp. company guaranty sr. unsec. notes
2.9s, 2015		263,000	280,022

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		622,000	704,357

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		80,000	89,700

Tenet Healthcare Corp. 144A company guaranty notes
6 1/4s, 2018		665,000	691,600

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		196,000	239,076

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		93,000	104,749

			7,163,265
Technology (0.6%)
Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015 ‡‡		740,000	710,400

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		330,000	314,325

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016		297,000	346,247

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014		263,000	284,634

IBM Corp. sr. unsec. notes 5.7s, 2017		392,000	472,252

Oracle Corp. sr. unsec. notes 5 1/4s, 2016		359,000	413,841

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes
10 1/4s, 2015		1,085,000	1,124,331

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		230,000	245,229

			3,911,259
Transportation (—%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s, 2017		73,000	76,468

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014		196,000	208,132

			284,600
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016		150,000	177,000

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,000,000	1,140,000

27

CORPORATE BONDS AND NOTES (15.0%)* cont.	Principal amount	Value

Utilities and power cont.
Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038	$111,000	$147,205

Calpine Corp. 144A sr. notes 7 1/4s, 2017	350,000	373,625

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	160,000	191,122

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018	93,000	121,829

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	510,000	616,774

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014	510,000	557,440

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	1,000,000	750,000

El Paso, LLC sr. unsec. notes 7s, 2017	465,000	522,971

El Paso, LLC sr. unsec. notes Ser. GMTN, 7 3/8s, 2012	26,000	26,669

Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. bonds Ser. L, 6.3s, 2017	230,000	275,407

Exelon Corp. sr. unsec. notes 4.9s, 2015	488,000	533,984

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	130,000	163,327

FPL Group Capital, Inc. company guaranty sr. unsec. notes
7 7/8s, 2015	163,000	196,068

GenOn Energy, Inc. sr. unsec. unsub. notes 7 5/8s, 2014	1,500,000	1,530,000

Kinder Morgan Energy Partners LP notes 6s, 2017	263,000	305,707

National Rural Utilities Cooperative Finance Corp. sr. bonds
10 3/8s, 2018	134,000	196,584

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	185,000	249,720

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014	130,000	139,642

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	196,000	216,407

Texas-New Mexico Power Co. 144A 1st mtge. 9 1/2s, 2019	125,000	166,634

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	230,000	288,024

		8,886,139

Total corporate bonds and notes (cost $101,528,694)		$104,514,424

MORTGAGE-BACKED SECURITIES (13.9%)*	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-5, Class A2, 5.317s, 2047	$370,035	$371,901
Ser. 06-6, Class A2, 5.309s, 2045	720,158	723,936
Ser. 07-1, Class XW, IO, 0.466s, 2049	4,275,856	42,322

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 1.04s, 2042	4,199,080	54,945
Ser. 02-PB2, Class XC, IO, 0.731s, 2035	2,501,731	2,187

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.823s, 2046	13,984,604	576,865
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	32,529,018	1,395,495
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047	35,195,580	904,526
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046	36,176,538	926,119

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-IM1,
Class A1, 0.469s, 2036	1,074,823	537,411

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 05-PWR7, Class C, 5.235s, 2041	489,000	434,721

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 04-PWR5, Class E, 5.222s, 2042	654,000	648,330

28

MORTGAGE-BACKED SECURITIES (13.9%)* cont.	Principal amount	Value

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	$6,097,747	$158,541
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047	3,753,982	78,834
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046	8,068,299	149,264
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	4,370,974	61,194

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO,
1.674s, 2044 F	7,778,502	550,952

Commercial Mortgage Pass-Through Certificates
FRB Ser. 04-LB3A, Class B, 5.526s, 2037 F	1,587,000	1,653,074
FRB Ser. 04-LB3A, Class E, 5.526s, 2037 F	693,000	679,657
Ser. 05-LP5, Class B, 5.105s, 2043 F	422,000	396,782

Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-LP5, Class E, 5.35s, 2043	1,215,000	1,164,638

Countrywide Alternative Loan Trust
FRB Ser. 06-OA6, Class 1A1A, 0.449s, 2046	2,102,194	1,219,272
FRB Ser. 07-OH1, Class A1B, 0.439s, 2047	3,000,000	1,695,000
FRB Ser. 07-OA4, Class A1, 0.409s, 2047	4,841,334	3,001,627
FRB Ser. 07-OA3, Class 1A1, 0.379s, 2047	2,766,062	1,777,195
FRB Ser. 06-HY11, Class A1, 0.359s, 2036	1,569,865	871,275

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2,
5.967s, 2039	301,085	300,681

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035	525,000	526,684
Ser. 05-C5, Class AJ, 5.1s, 2038 F	539,000	546,976
Ser. 04-C1, Class B, 4.855s, 2037	5,750,000	6,012,505

CS First Boston Mortgage Securities Corp. 144A
Ser. 03-C3, Class AX, IO, 1.937s, 2038	8,528,705	93,475
Ser. 04-C4, Class AX, IO, 1.189s, 2039	2,811,790	43,181

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031 F	733,189	705,736

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.332s, 2034	674,945	928,204
IFB Ser. 3859, Class SG, IO, 6.46s, 2039	8,388,892	1,226,624
IFB Ser. 3727, Class PS, IO, 6.46s, 2038	3,500,479	452,805
IFB Ser. 3835, Class SC, IO, 6.41s, 2038	20,447,819	3,760,967
IFB Ser. 3856, Class PS, IO, 6.36s, 2040	1,277,781	207,253
IFB Ser. 3803, Class SP, IO, 6.36s, 2038	2,691,353	349,639
IFB Ser. 3861, Class PS, IO, 6.36s, 2037	1,719,254	287,322
IFB Ser. 3708, Class SQ, IO, 6.31s, 2040	9,579,890	1,432,385
IFB Ser. 3907, Class KS, IO, 6.31s, 2040	3,190,874	587,933
IFB Ser. 3708, Class SA, IO, 6.21s, 2040	13,527,325	1,982,024
IFB Ser. 3934, Class SA, IO, 6.16s, 2041	612,882	107,236
IFB Ser. 3116, Class AS, IO, 5.86s, 2034	2,969,953	310,491
IFB Ser. 3852, Class NT, 5.76s, 2041	3,178,708	3,324,324
IFB Ser. 3752, Class PS, IO, 5.76s, 2040	1,399,111	238,842
Ser. 3687, Class CI, IO, 5s, 2038	3,151,789	481,121
Ser. 3632, Class CI, IO, 5s, 2038	702,101	57,039
Ser. 3626, Class DI, IO, 5s, 2037	460,565	21,624
Ser. 3747, Class HI, IO, 4 1/2s, 2037	408,382	48,108
Ser. 3738, Class MI, IO, 4s, 2034	30,816,268	2,726,087
Ser. 3748, Class NI, IO, 4s, 2034	1,969,291	177,906
Ser. 3736, Class QI, IO, 4s, 2034	567,880	26,974

29

MORTGAGE-BACKED SECURITIES (13.9%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
Ser. 3751, Class MI, IO, 4s, 2034	$459,228	$23,154
Ser. T-8, Class A9, IO, 0.428s, 2028	283,308	2,302
Ser. T-59, Class 1AX, IO, 0.275s, 2043	648,486	5,674
Ser. T-48, Class A2, IO, 0.212s, 2033	928,165	5,801
FRB Ser. T-54, Class 2A, IO, zero %, 2043	374,768	59

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.306s, 2035	94,698	168,134
IFB Ser. 05-122, Class SE, 22.264s, 2035	397,528	588,957
IFB Ser. 11-4, Class CS, 12.423s, 2040	2,805,406	3,254,271
IFB Ser. 11-67, Class BS, IO, 6.261s, 2041	5,986,270	960,796
IFB Ser. 404, Class S13, IO, 6.161s, 2040	240,724	33,464
IFB Ser. 10-35, Class SG, IO, 6.161s, 2040	5,376,090	868,884
Ser. 397, Class 2, IO, 5s, 2039	162,267	25,025
Ser. 398, Class C5, IO, 5s, 2039	1,093,547	104,871
Ser. 10-13, Class EI, IO, 5s, 2038	990,582	62,807
Ser. 12-30, Class PI, IO, 4s, 2042	7,905,221	1,385,785
Ser. 406, Class 2, IO, 4s, 2041	525,140	79,769
Ser. 406, Class 1, IO, 4s, 2041	326,259	52,626
Ser. 03-W10, Class 1, IO, 1.431s, 2043	420,022	19,820
Ser. 98-W2, Class X, IO, 0.997s, 2028	1,768,812	82,913
Ser. 03-W1, Class 2A, IO, zero %, 2042	801,145	63
Ser. 08-36, Class OV, PO, zero %, 2036	51,772	45,244
Ser. 98-W5, Class X, IO, zero %, 2028	510,251	20,888
FRB Ser. 06-104, Class EK, zero %, 2036	20,823	20,198

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class G, 5.157s, 2038 F	567,000	522,898
Ser. 05-C2, Class XC, IO, 0.157s, 2043	17,985,063	132,730

GMAC Commercial Mortgage Securities, Inc. FRB Ser. 03-C2, Class E,
5.652s, 2040 F	2,310,000	2,345,134

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.46s, 2038	1,672,797	230,675
IFB Ser. 11-61, Class CS, IO, 6.44s, 2035	11,953,112	1,809,235
IFB Ser. 10-85, Class SD, IO, 6.41s, 2038	296,539	49,896
IFB Ser. 11-37, Class SD, IO, 6.41s, 2038	2,152,171	294,167
IFB Ser. 10-120, Class SB, IO, 5.96s, 2035	588,423	62,602
IFB Ser. 10-20, Class SC, IO, 5.91s, 2040	153,079	25,841
IFB Ser. 11-70, Class SN, IO, 5.66s, 2041	726,000	213,909
IFB Ser. 11-70, Class SH, IO, 5.65s, 2041	786,718	232,758
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	258,692	44,261
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	8,766,705	1,209,840
Ser. 12-8, Class PI, IO, 4s, 2041	5,057,315	891,605

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO,
1s, 2036	4,216,206	148,832

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class D, 4.986s, 2042 F	263,000	242,015

Greenwich Capital Commercial Funding Corp. 144A Ser. 03-C1,
Class G, 4.773s, 2035	311,000	303,465

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038	287,620	295,305

30

MORTGAGE-BACKED SECURITIES (13.9%)* cont.	Principal amount	Value

GSMPS Mortgage Loan Trust 144A
Ser. 98-2, IO, 0.446s, 2027	$76,732	$6
Ser. 98-3, IO, 0.31s, 2027	93,280	1,738
Ser. 99-2, IO, zero %, 2027	137,993	1,795
Ser. 98-4, IO, zero %, 2026	107,895	3,528

Harborview Mortgage Loan Trust FRB Ser. 05-7, Class 1A1,
3.074s, 2045	742,443	374,934

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1,
0.419s, 2037	4,392,731	2,328,147

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35, Class 2A1A,
0.409s, 2037	722,897	388,024

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.439s, 2037	2,605,835	1,113,994
FRB Ser. 06-A7, Class 1A1, 0.399s, 2036	884,082	422,218
FRB Ser. 07-A1, Class 1A3A, 0.389s, 2037	3,018,098	1,599,592

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051	542,607	547,099
FRB Ser. 02-C2, Class E, 5.518s, 2034	376,000	375,391
Ser. 07-LDPX, Class A3S, 5.317s, 2049	545,000	558,953
Ser. 02-C3, Class D, 5.314s, 2035	351,000	354,815
Ser. 03-C1, Class D, 5.192s, 2037	6,183,000	6,231,305
FRB Ser. 05-LDP3, Class AJ, 5.176s, 2042	776,000	763,271
Ser. 04-CB8, Class B, 4 1/2s, 2039	708,000	681,274

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	16,152	16,147
Ser. 06-C7, Class A2, 5.3s, 2038	318,456	318,456
Ser. 05-C7, Class A2, 5.103s, 2030	25,764	25,764
Ser. 03-C5, Class F, 4.843s, 2037	480,000	453,840
Ser. 07-C2, Class XW, IO, 0.712s, 2040	2,741,577	44,562

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class J,
6.235s, 2035	5,886,000	5,889,532

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO,
0.8s, 2047	2,970,747	94,693

Merrill Lynch Mortgage Trust Ser. 04-MKB1, Class B, 5.28s, 2042 F	1,870,000	1,914,936

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-3,
Class AM, 5.456s, 2046 F	297,000	319,030

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.249s, 2049 F	57,126,605	731,490

Morgan Stanley Capital I 144A Ser. 12-C4, Class XA, IO, 2.897s, 2045	3,995,870	613,937

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035	524,000	518,220

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030	177,000	185,081

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046	5,302,001	275,704
Ser. 06-Q07, Class X1, IO, 0.9s, 2046	3,601,642	115,253

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	1,700,000	1,754,409

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	8,396,308	318,220
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037	2,912,759	62,624
Ser. 06-AR8, Class X, IO, 0.4s, 2036	13,052,119	176,204

31

MORTGAGE-BACKED SECURITIES (13.9%)* cont.	Principal amount		Value

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
6.009s, 2045		$1,086,387	$173,822

Wachovia Bank Commercial Mortgage Trust Ser. 06-C25, Class A2,
5.684s, 2043		119,643	119,643

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A,
Class C, 4.9s, 2036 F		103,000	103,757

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.749s, 2045		1,047,123	607,331
FRB Ser. 05-AR11, Class A1C4, 0.679s, 2045		1,043,561	605,266
FRB Ser. 05-AR17, Class A1C4, 0.639s, 2045		3,396,767	1,528,545

Total mortgage-backed securities (cost $94,505,172)			$96,619,432

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-12/100.00	152,100	$111,814

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	83,466	197,288

SPDR S&P 500 ETF Trust (Put)	Jul-12/117.00	83,466	48,999

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00	141,593	665,155

SPDR S&P 500 ETF Trust (Put)	Aug-12/121.00	117,974	152,794

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00	117,974	401,207

SPDR S&P 500 ETF Trust (Put)	May-12/103.00	105,301	959

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	105,301	95,605

SPDR S&P 500 ETF Trust (Put)	Sep-12/125.00	116,203	283,429

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00	116,203	470,473

SPDR S&P 500 ETF Trust (Put)	Jun-12/107.00	137,607	9,610

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	137,607	195,754

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	$30,843,000	260,623

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.042% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042	1,792,000	21,092

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	11,143,000	184,194

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	2,246,000	49,614

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	2,246,000	27,536

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	55,602,200	3,251,061

32

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	$55,602,200	$160,134

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	15,702,947	1,816,360

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	15,702,947	3,926

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	6,636,700	1,792,108

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	6,636,700	308,474

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	6,636,700	1,878,252

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	6,636,700	286,705

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	10,272,000	848,981

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 3.625% versus the three month USD-LIBOR-BBA
maturing August 2026.	Aug-16/3.625	10,272,000	519,660

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	21,329,000	1,642,461

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	21,329,000	1,599,462

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	21,329,000	379,016

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	21,329,000	372,383

33

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	$36,444,000	$4,478,968

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	36,444,000	1,293,762

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	4,286,000	38,831

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	4,286,000	41,617

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.13375% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375	1,792,000	35,571

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.27% versus the three month USD-LIBOR-BBA
maturing December 2022.	Dec-12/2.27	5,413,000	144,094

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	2,246,000	66,774

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	2,246,000	47,660

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3675% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675	5,413,000	173,487

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,313,000	186,423

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	3,313,000	181,320

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	4,286,000	43,503

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	4,286,000	5,572

34

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	$4,286,000	$5,572

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	4,286,000	5,572

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	4,286,000	5,572

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	4,286,000	5,572

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.055% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055	1,704,000	17,824

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	19,161,000	255,799

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	19,161,000	255,799

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	19,161,000	264,613

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	11,143,000	152,102

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	3,952,000	71,768

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	2,246,000	43,864

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	2,246,000	20,776

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	13,085,789	1,503,165

35

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	$13,085,789	$3,010

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,013,186	1,658,010

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	13,013,186	1,041

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	5,234,316	673,499

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	5,234,316	523

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	13,085,789	1,694,610

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	13,085,789	1,439

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	13,085,789	1,721,305

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	13,085,789	1,047

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	6,141,805	810,227

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	6,141,805	430

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	19,381,000	2,872,264

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	19,381,000	550,420

36

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	$19,381,000	$2,954,905

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	Jul-16/4.74	19,381,000	530,594

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	4,286,000	2,443

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	4,286,000	2,443

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	4,286,000	2,443

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	4,286,000	2,443

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	4,286,000	2,443

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.03% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03	1,704,000	12,303

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	11,143,000	113,993

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	2,246,000	37,688

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	2,246,000	13,768

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,313,000	74,774

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	3,313,000	74,377

37

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.005% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.005	$1,704,000	$4,311

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	2,246,000	29,198

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	2,246,000	4,717

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to receive a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	33,500,000	3,347,655

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	33,500,000	3,254,190

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	33,500,000	412,050

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 4.705% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.705	33,500,000	407,628

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	35,636,000	3,473,797

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	35,636,000	438,679

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	35,636,000	3,507,295

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	35,636,000	403,756

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	1,518,000	150,069

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	1,518,000	17,017

38

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank N.A. for the right to pay a fixed
rate of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	$21,860,000	$221,966

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	4,286,000	33,174

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	4,286,000	35,960

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.1125% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.1125	1,792,000	32,686

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.2475% versus the three month USD-LIBOR-BBA
maturing November 2022.	Nov-12/2.2475	5,413,000	135,542

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	2,246,000	63,292

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	2,246,000	43,191

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.34375% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375	5,413,000	164,934

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.085% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085	1,792,000	28,815

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	11,143,000	237,680

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.225% versus the three month USD-LIBOR-BBA
maturing October 2022.	Oct-12/2.225	5,413,000	125,473

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	2,246,000	58,935

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	2,246,000	38,137

39

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.7%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.3175% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175	$5,413,000	$153,892

Option on an interest rate swap with Bank
of America, N.A. for the right to receive a
fixed rate of 2.064% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064	1,792,000	25,231

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	11,143,000	211,717

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	2,246,000	54,892

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	2,246,000	33,331

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,313,000	142,393

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	3,313,000	138,782

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	12,294,000	1,428,563

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04	12,294,000	376,196

Total purchased options outstanding (cost $66,579,802)			$60,428,295

SENIOR LOANS (6.7%)* [c]	Principal amount		Value

Basic materials (0.5%)
INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018
(United Kingdom)		$750,000	$747,188

Momentive Performance Materials, Inc. bank term loan FRN Ser. B3,
3 1/2s, 2015		750,000	719,438

Norit NV bank term loan FRN 6 3/4s, 2017 (Netherlands)		497,500	501,231

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2017		281,438	281,438

Styron Corp. bank term loan FRN 6.008s, 2017		364,405	339,238

Tronox, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017		447,857	447,697

Tronox, Inc. bank term loan FRN Ser. DD, 1s, 2017 U		122,143	121,990

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019		665,000	667,078

			3,825,298

40

SENIOR LOANS (6.7%)* [c] cont.	Principal amount		Value

Capital goods (0.5%)
Husky Injection Molding Systems, Ltd. bank term loan FRN Ser. B,
6 1/2s, 2018 (Canada)		$496,250	$500,282

Rexnord Corp. bank term loan FRN Ser. B, 5s, 2018		738,150	744,147

Reynolds Group Holdings, Inc, bank term loan FRN Ser. C,
6 1/2s, 2018		369,111	373,840

Reynolds Group Holdings, Inc, bank term loan FRN Ser. E,
6 1/2s, 2018		489,661	495,935

SRAM Corp. bank term loan FRN 8 1/2s, 2018		595,000	598,347

SRAM Corp. bank term loan FRN 4.771s, 2018		175,846	177,824

Terex Corp. bank term loan FRN Ser. B, 5 1/2s, 2017		666,650	671,650

			3,562,025
Communication services (0.4%)
Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,263,926	1,264,979

Intelsat Jackson Holdings SA bank term loan FRN Ser. B, 5 1/4s,
2018 (Bermuda)		990,000	994,537

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4.02s, 2018		493,758	488,821

			2,748,337
Consumer cyclicals (2.1%)
Brickman Group Holdings, Inc. bank term loan FRN Ser. B,
7 1/4s, 2016		1,149,085	1,159,140

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B, 6 1/4s, 2017		1,188,182	1,192,472

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.494s, 2018		600,000	548,464

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017		946,098	942,944

Cenveo, Inc. bank term loan FRN Ser. B, 6 1/4s, 2016		654,947	655,349

Clear Channel Communications, Inc. bank term loan FRN Ser. B,
3.894s, 2016		1,131,906	909,455

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 5 1/4s, 2016	CAD	1,682,437	1,683,969

Goodman Global, Inc. bank term loan FRN 9s, 2017		$356,364	362,155

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		173,708	174,576

Gymboree Corp. bank term loan FRN 5s, 2018		493,750	472,677

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		685,009	685,523

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		990,000	980,100

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		583,141	580,663

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018		830,918	841,304

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018		1,280,000	1,280,178

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		676,583	678,274

Radio One, Inc. bank term loan FRN Ser. B, 7 1/2s, 2016		492,409	486,254

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016		349,587	324,784

Spectrum Brands Holdings, Inc. bank term loan FRN 5s, 2016		768,397	770,510

			14,728,791
Consumer staples (1.0%)
Burger King Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		864,702	866,702

Claire’s Stores, Inc. bank term loan FRN 3.086s, 2014		826,906	786,125

Dean Foods Co. bank term loan FRN Ser. A1, 3 1/4s, 2014		379,221	378,154

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		476,400	472,604

Landry’s, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017		1,200,000	1,199,250

41

SENIOR LOANS (6.7%)* [c] cont.	Principal amount	Value

Consumer staples cont.
Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	$916,667	$921,250

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s,
2017	1,488,750	1,486,657

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	971,916	963,655

		7,074,397
Energy (0.1%)
Frac Tech International, LLC bank term loan FRN Ser. B,
6 1/4s, 2016	485,233	466,632

		466,632
Financials (0.5%)
CNO Financial Group, Inc. bank term loan FRN 6 1/4s, 2016	275,258	276,463

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2014	1,000,000	999,500

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019	1,125,000	1,153,125

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.818s, 2017	502,664	502,979

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.814s, 2017	587,336	587,336

		3,519,403
Health care (1.1%)
Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	1,012,327	1,011,062

Capsugel Holdings US, Inc. bank term loan FRN Ser. B,
5 1/4s, 2018	989,565	999,213

Health Management Associates, Inc. bank term loan FRN Ser. B,
4 1/2s, 2018	1,122,188	1,122,468

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	564,300	565,358

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,197,000	1,220,753

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	892,762	888,744

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2018	718,200	725,083

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018	992,500	993,120

		7,525,801
Technology (0.3%)
First Data Corp. bank term loan FRN 4.245s, 2018	1,000,000	910,375

Lawson Software, Inc. bank term loan FRN Ser. B, 5 3/4s, 2018	1,000,000	1,012,292

		1,922,667
Transportation (0.1%)
Delta Air lInes, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017	827,745	827,745

		827,745
Utilities and power (0.1%)
Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.743s, 2017	1,093,159	604,243

		604,243

Total senior loans (cost $46,973,270)		$46,805,339

COMMODITY LINKED NOTES (3.1%)*	Principal amount	Value

Deutsche Bank AG/London 144A notes Ser. 00DL, zero %, 2013
(Indexed to the DB Commodity Booster OYE Benchmark Light
Energy TR Index) (United Kingdom)	$5,650,000	$5,316,085

UBS AG/Jersey Branch 144A notes zero %, 2012 (Indexed
to the UBS Bloomberg CMCI Essence Index) (Jersey)	16,764,000	16,006,043

Total commodity linked notes (cost $22,414,000)		$21,322,128

42

FOREIGN GOVERNMENT BONDS AND NOTES (1.3%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$725,000	$588,700

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,305,000	1,299,132

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	3,710,000	3,348,275

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021	220,000	214,764

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017	775,000	785,179

Ukraine (Government of ) Financing of Infrastructural Projects State
Enterprise 144A govt. guaranty notes 8 3/8s, 2017	150,000	128,625

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012	475,000	476,078

Ukraine (Government of) 144A bonds 7 3/4s, 2020	125,000	113,125

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021	230,000	208,490

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013	1,700,000	1,683,000

Total foreign government bonds and notes (cost $9,297,890)		$8,845,368

ASSET-BACKED SECURITIES (0.6%)*	Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9,
Class 1A2, 0.389s, 2036	$7,000,000	$3,115,000

Countrywide Asset Backed Certificates FRB Ser. 07-1, Class 2A2,
0.339s, 2037	1,041,000	929,093

Total asset-backed securities (cost $4,206,608)		$4,044,093

SHORT-TERM INVESTMENTS (29.2%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10% [e]	74,161,389	$74,161,389

SSgA Prime Money Market Fund 0.12% P	14,055,000	14,055,000

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, July 16, 2012	$14,750,000	$14,745,194

Straight-A Funding, LLC commercial paper with an effective
yield of 0.178%, May 1, 2012	6,000,000	6,000,000

U.S. Treasury Bills with an effective yield of 0.163%, April 4, 2013	5,000,000	4,991,680

U.S. Treasury Bills with an effective yield of 0.106%,
December 13, 2012 # ##	10,000,000	9,990,590

U.S. Treasury Bills with an effective yield of 0.100%,
November 15, 2012 # ##	30,000,000	29,975,670

U.S. Treasury Bills with an effective yield of 0.078%,
October 18, 2012 # ##	10,000,000	9,993,280

U.S. Treasury Bills with an effective yield of 0.099%,
August 23, 2012 # ##	10,000,000	9,996,600

U.S. Treasury Bills with an effective yield of 0.041%,
July 26, 2012	30,000,000	29,993,370

Total short-term investments (cost $203,919,977)		$203,902,773

TOTAL INVESTMENTS

Total investments (cost $853,013,188)		$886,822,161

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

43

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $697,301,754.

† Non-income-producing security.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $457,184, or 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

U This security, in part or in entirety, represents an unfunded loan commitment (Note 8).

At the close of the reporting period, the fund maintained liquid assets totaling $458,124,355 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

44

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBAs.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $151,474,211) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	5/16/12	$290,687	$289,986	$701

	Australian Dollar	Sell	5/16/12	290,687	286,900	(3,787)

	British Pound	Buy	5/16/12	101,098	99,751	1,347

	Japanese Yen	Sell	5/16/12	1,110,428	1,078,580	(31,848)

	Swedish Krona	Buy	5/16/12	37,235	37,894	(659)

Barclays Bank PLC

	Australian Dollar	Buy	5/16/12	1,312,775	1,315,775	(3,000)

	Brazilian Real	Buy	5/16/12	374,608	386,817	(12,209)

	Brazilian Real	Sell	5/16/12	374,608	379,639	5,031

	British Pound	Buy	5/16/12	1,337,154	1,297,065	40,089

	Chilean Peso	Buy	5/16/12	392,911	394,188	(1,277)

	Czech Koruna	Sell	5/16/12	598,730	622,772	24,042

	Euro	Sell	5/16/12	7,675,986	7,737,770	61,784

	Hungarian Forint	Sell	5/16/12	26,767	26,253	(514)

	Japanese Yen	Buy	5/16/12	1,054,617	1,029,258	25,359

	Malaysian Ringgit	Sell	5/16/12	388,356	383,347	(5,009)

	Mexican Peso	Buy	5/16/12	119,566	122,136	(2,570)

	Mexican Peso	Sell	5/16/12	119,566	118,469	(1,097)

	New Zealand Dollar	Sell	5/16/12	390,607	391,779	1,172

	Norwegian Krone	Buy	5/16/12	3,217,004	3,240,373	(23,369)

	Polish Zloty	Buy	5/16/12	381,262	386,626	(5,364)

	Singapore Dollar	Sell	5/16/12	890,517	880,438	(10,079)

	South African Rand	Buy	5/16/12	3,274	14,688	(11,414)

	South Korean Won	Buy	5/16/12	788,921	791,605	(2,684)

	South Korean Won	Sell	5/16/12	788,921	779,971	(8,950)

	Swedish Krona	Buy	5/16/12	1,644,672	1,743,062	(98,390)

	Taiwan Dollar	Sell	5/16/12	392,370	389,197	(3,173)

	Turkish Lira	Buy	5/16/12	246,197	242,169	4,028

Citibank, N.A.

	Australian Dollar	Sell	5/16/12	150,858	107,535	(43,323)

	Brazilian Real	Buy	5/16/12	336,834	350,846	(14,012)

	British Pound	Sell	5/16/12	926,434	926,642	208

	Canadian Dollar	Buy	5/16/12	1,310,713	1,304,632	6,081

	Czech Koruna	Sell	5/16/12	1,406,487	1,434,297	27,810

	Euro	Sell	5/16/12	339,545	338,256	(1,289)

	Japanese Yen	Buy	5/16/12	371,666	383,156	(11,490)

	Mexican Peso	Sell	5/16/12	1,025,960	1,047,208	21,248

	Polish Zloty	Buy	5/16/12	216,697	217,098	(401)

45

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $151,474,211) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Singapore Dollar	Sell	5/16/12	$597,180	$590,539	$(6,641)

	South Korean Won	Buy	5/16/12	386,695	388,754	(2,059)

	Swedish Krona	Buy	5/16/12	2,967,387	3,021,777	(54,390)

	Taiwan Dollar	Sell	5/16/12	393,798	389,951	(3,847)

	Turkish Lira	Buy	5/16/12	647,027	637,540	9,487

Credit Suisse AG

	Australian Dollar	Buy	5/16/12	768,022	780,546	(12,524)

	Brazilian Real	Buy	5/16/12	312,296	328,501	(16,205)

	British Pound	Buy	5/16/12	1,413,099	1,397,262	15,837

	Canadian Dollar	Buy	5/16/12	1,310,511	1,304,589	5,922

	Chilean Peso	Buy	5/16/12	769,814	769,196	618

	Czech Koruna	Sell	5/16/12	972,223	1,001,106	28,883

	Euro	Sell	5/16/12	3,384,206	3,386,030	1,824

	Hungarian Forint	Sell	5/16/12	22,954	24,895	1,941

	Japanese Yen	Sell	5/16/12	2,136,273	2,050,462	(85,811)

	New Zealand Dollar	Buy	5/16/12	33,824	35,679	(1,855)

	Norwegian Krone	Buy	5/16/12	9,972	(1,531)	11,503

	Polish Zloty	Buy	5/16/12	378,633	379,661	(1,028)

	Singapore Dollar	Sell	5/16/12	901,345	891,032	(10,313)

	South African Rand	Buy	5/16/12	788,402	789,560	(1,158)

	South Korean Won	Buy	5/16/12	360,401	360,750	(349)

	Swedish Krona	Buy	5/16/12	2,591,525	2,665,367	(73,842)

	Swiss Franc	Sell	5/16/12	1,355,556	1,361,217	5,661

	Taiwan Dollar	Sell	5/16/12	779,683	772,851	(6,832)

	Turkish Lira	Buy	5/16/12	1,047,346	1,026,545	20,801

Deutsche Bank AG

	Australian Dollar	Buy	5/16/12	719,227	727,123	(7,896)

	Brazilian Real	Buy	5/16/12	144,664	158,113	(13,449)

	British Pound	Sell	5/16/12	48,034	47,412	(622)

	Canadian Dollar	Buy	5/16/12	1,297,051	1,303,070	(6,019)

	Czech Koruna	Sell	5/16/12	1,177,577	1,203,509	25,932

	Euro	Buy	5/16/12	387,334	389,121	(1,787)

	Mexican Peso	Buy	5/16/12	396,144	392,554	3,590

	Mexican Peso	Sell	5/16/12	396,144	392,527	(3,617)

	New Zealand Dollar	Sell	5/16/12	364,790	363,228	(1,562)

	Polish Zloty	Buy	5/16/12	379,615	384,388	(4,773)

	Singapore Dollar	Sell	5/16/12	495,926	490,328	(5,598)

	South African Rand	Buy	5/16/12	397,912	395,916	1,996

	South African Rand	Sell	5/16/12	397,912	387,314	(10,598)

	South Korean Won	Buy	5/16/12	388,005	389,734	(1,729)

	Swiss Franc	Sell	5/16/12	1,320,406	1,324,967	4,561

	Turkish Lira	Buy	5/16/12	643,167	631,338	11,829

46

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $151,474,211) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International

	Australian Dollar	Buy	5/16/12	$370,382	$365,576	$4,806

	Australian Dollar	Sell	5/16/12	370,382	369,524	(858)

	British Pound	Sell	5/16/12	1,313,137	1,317,104	3,967

	Canadian Dollar	Buy	5/16/12	1,304,135	1,293,863	10,272

	Chilean Peso	Buy	5/16/12	387,632	390,165	(2,533)

	Czech Koruna	Sell	5/16/12	775,906	793,919	18,013

	Japanese Yen	Buy	5/16/12	529,109	516,418	12,691

	Singapore Dollar	Sell	5/16/12	796,940	789,908	(7,032)

	South African Rand	Buy	5/16/12	1,197,241	1,193,709	3,532

	South Korean Won	Buy	5/16/12	391,589	393,615	(2,026)

	Swedish Krona	Buy	5/16/12	1,309,867	1,296,565	13,302

	Taiwan Dollar	Sell	5/16/12	5,345	5,841	496

	Turkish Lira	Buy	5/16/12	1,030,202	1,014,904	15,298

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/16/12	1,414,422	1,397,415	17,007

	Australian Dollar	Sell	5/16/12	1,414,422	1,396,877	(17,545)

	British Pound	Buy	5/16/12	1,446,528	1,445,506	1,022

	Canadian Dollar	Buy	5/16/12	1,300,391	1,294,547	5,844

	Czech Koruna	Sell	5/16/12	775,922	794,522	18,600

	Euro	Buy	5/16/12	899,101	911,225	(12,124)

	Japanese Yen	Buy	5/16/12	992,768	983,323	9,445

	Norwegian Krone	Sell	5/16/12	1,305,234	1,314,091	8,857

	Singapore Dollar	Sell	5/16/12	890,436	880,669	(9,767)

	South Korean Won	Buy	5/16/12	389,251	391,282	(2,031)

	Turkish Lira	Buy	5/16/12	253,066	249,050	4,016

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/16/12	1,299,666	1,291,345	8,321

	Australian Dollar	Sell	5/16/12	1,299,666	1,298,918	(748)

	Brazilian Real	Buy	5/16/12	326,579	346,968	(20,389)

	British Pound	Sell	5/16/12	1,829,824	1,809,128	(20,696)

	Canadian Dollar	Buy	5/16/12	1,404,017	1,401,780	2,237

	Chilean Peso	Buy	5/16/12	390,514	390,920	(406)

	Czech Koruna	Sell	5/16/12	984,407	1,006,637	22,230

	Euro	Sell	5/16/12	3,140,501	3,151,067	10,566

	Japanese Yen	Buy	5/16/12	93,908	90,175	3,733

	Mexican Peso	Sell	5/16/12	922,282	934,098	11,816

	Polish Zloty	Buy	5/16/12	388,578	394,654	(6,076)

	Singapore Dollar	Sell	5/16/12	499,481	494,501	(4,980)

	South African Rand	Buy	5/16/12	764,199	777,314	(13,115)

	South Korean Won	Buy	5/16/12	378,668	380,494	(1,826)

	Swiss Franc	Sell	5/16/12	905,761	909,352	3,591

	Taiwan Dollar	Sell	5/16/12	393,640	390,762	(2,878)

	Turkish Lira	Buy	5/16/12	899,412	880,544	18,868

47

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $151,474,211) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/16/12	$1,733,928	$1,727,681	$6,247

	Australian Dollar	Sell	5/16/12	1,733,928	1,712,246	(21,682)

	Brazilian Real	Sell	5/16/12	66,969	46,938	(20,031)

	British Pound	Sell	5/16/12	87,304	111,141	23,837

	Canadian Dollar	Buy	5/16/12	1,310,612	1,304,532	6,080

	Chilean Peso	Buy	5/16/12	393,568	392,401	1,167

	Czech Koruna	Sell	5/16/12	982,019	1,004,380	22,361

	Euro	Buy	5/16/12	755,473	749,263	6,210

	Japanese Yen	Sell	5/16/12	2,171,295	2,111,460	(59,835)

	Mexican Peso	Buy	5/16/12	656,445	651,438	5,007

	Mexican Peso	Sell	5/16/12	656,445	669,217	12,772

	New Zealand Dollar	Sell	5/16/12	479,252	476,581	(2,671)

	Norwegian Krone	Sell	5/16/12	1,301,549	1,309,898	8,349

	Polish Zloty	Buy	5/16/12	392,315	396,213	(3,898)

	Singapore Dollar	Sell	5/16/12	393,136	389,753	(3,383)

	South African Rand	Buy	5/16/12	471,690	468,194	3,496

	South African Rand	Sell	5/16/12	471,690	469,842	(1,848)

	South Korean Won	Buy	5/16/12	389,447	391,079	(1,632)

	Swedish Krona	Buy	5/16/12	1,334,775	1,365,546	(30,771)

	Taiwan Dollar	Sell	5/16/12	789,920	782,473	(7,447)

	Turkish Lira	Buy	5/16/12	791,669	784,137	7,532

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/16/12	3,943,837	3,914,955	28,882

	Australian Dollar	Sell	5/16/12	3,943,838	3,909,867	(33,971)

	Brazilian Real	Buy	5/16/12	330,921	349,314	(18,393)

	British Pound	Buy	5/16/12	1,329,040	1,329,085	(45)

	Canadian Dollar	Buy	5/16/12	1,302,314	1,300,030	2,284

	Chilean Peso	Buy	5/16/12	784,405	784,367	38

	Czech Koruna	Sell	5/16/12	195,064	209,533	14,469

	Euro	Sell	5/16/12	2,126,497	2,097,218	(29,279)

	Hungarian Forint	Buy	5/16/12	398,093	390,508	7,585

	Japanese Yen	Sell	5/16/12	1,638,971	1,592,894	(46,077)

	Mexican Peso	Buy	5/16/12	208,124	206,233	1,891

	Mexican Peso	Sell	5/16/12	208,124	212,469	4,345

	Norwegian Krone	Buy	5/16/12	500,594	504,568	(3,974)

	Polish Zloty	Buy	5/16/12	599,193	599,790	(597)

	Singapore Dollar	Sell	5/16/12	506,835	500,837	(5,998)

	South African Rand	Buy	5/16/12	387,152	382,287	4,865

	South African Rand	Sell	5/16/12	387,152	389,961	2,809

	South Korean Won	Buy	5/16/12	394,661	397,712	(3,051)

	Swedish Krona	Sell	5/16/12	1,319,592	1,280,104	(39,488)

	Swiss Franc	Sell	5/16/12	1,355,556	1,360,916	5,360

	Turkish Lira	Buy	5/16/12	773,220	757,252	15,968

48

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $151,474,211) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp.

	Australian Dollar	Buy	5/16/12	$411,269	$409,839	$1,430

	Australian Dollar	Sell	5/16/12	411,269	405,920	(5,349)

	British Pound	Sell	5/16/12	83,734	81,096	(2,638)

	Euro	Sell	5/16/12	6,414,172	6,433,747	19,575

	Japanese Yen	Buy	5/16/12	93,822	92,311	1,511

	Japanese Yen	Sell	5/16/12	93,822	91,193	(2,629)

	Mexican Peso	Sell	5/16/12	333,954	349,623	15,669

	Norwegian Krone	Buy	5/16/12	1,202,645	1,212,416	(9,771)

	Swedish Krona	Buy	5/16/12	1,921,022	1,956,379	(35,357)

Total						$(317,703)

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond
10 yr (Long)	14	$1,871,438	Jun-12	$8,298

Euro STOXX 50 Index (Short)	935	27,958,735	Jun-12	2,212,449

Euro-Swiss Franc 3 Month (Short)	47	12,935,162	Jun-12	(131,249)

Euro-Swiss Franc 3 Month (Short)	47	12,939,046	Dec-12	(180,910)

NASDAQ 100 Index E-Mini (Short)	318	17,294,430	Jun-12	(735,852)

S&P 500 Index E-Mini (Long)	762	53,096,160	Jun-12	1,775,841

S&P Mid Cap 400 Index E-Mini (Long)	413	40,870,480	Jun-12	1,167,964

U.S. Treasury Bond 30 yr (Long)	360	51,435,000	Jun-12	578,785

U.S. Treasury Note 10 yr (Short)	30	3,968,438	Jun-12	(40,510)

Total				$4,654,816

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

SPDR S&P 500 ETF Trust (Call)	1,410,851	May-12/143.00	$666,710

SPDR S&P 500 ETF Trust (Put)	83,466	Jan-13/95.00	94,684

SPDR S&P 500 ETF Trust (Put)	83,466	Jul-12/105.00	17,731

SPDR S&P 500 ETF Trust (Put)	141,593	Apr-13/100.00	331,291

SPDR S&P 500 ETF Trust (Put)	117,974	Aug-12/110.0	69,468

SPDR S&P 500 ETF Trust (Put)	117,974	Feb-13/100.00	198,869

SPDR S&P 500 ETF Trust (Put)	105,301	May-12/90.00	278

SPDR S&P 500 ETF Trust (Put)	105,301	Nov-12/85.00	42,489

SPDR S&P 500 ETF Trust (Put)	116,203	Sep-12/113.00	134,523

SPDR S&P 500 ETF Trust (Put)	116,203	Mar-13/100.00	221,992

SPDR S&P 500 ETF Trust (Put)	137,607	Jun-12/95.00	3,995

SPDR S&P 500 ETF Trust (Put)	137,607	Dec-12/85.00	83,221

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	$8,571,000	Aug-12/2.394	275,900

49

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	$21,271,000	Aug-12/2.4475	$770,648

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	55,602,200	Aug-12/2.73	160,134

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	55,602,200	Aug-12/2.73	3,251,061

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	39,821,400	Aug-12/2.855	81,634

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	39,821,400	Aug-12/2.855	2,751,261

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,636,700	Aug-15/4.375	317,274

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,636,700	Aug-15/4.375	1,879,865

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	6,636,700	Aug-15/4.46	294,928

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	6,636,700	Aug-15/4.46	1,969,998

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	10,259,726	Aug-16/3.625	539,662

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 3.625%
versus the three month USD-LIBOR-BBA maturing
August 2026.	10,259,726	Aug-16/3.625	868,999

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	21,094,416	Aug-16/4.17	377,590

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.17%
versus the three month USD-LIBOR-BBA maturing
August 2021.	21,094,416	Aug-16/4.17	1,584,191

50

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	$18,978,932	Aug-16/4.28	$690,814

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	18,978,932	Aug-16/4.28	2,346,365

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	35,414,819	Aug-16/4.35	4,533,947

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	8,352,631	Aug-16/4.68	235,544

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	8,352,631	Aug-16/4.68	1,237,860

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	2,400,000	Dec-12/2.345	73,824

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	2,400,000	Dec-12/2.355	75,600

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	2,400,000	Jan-13/2.3625	76,584

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,057,000	Jul-12/2.1714	35,195

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,057,000	Jul-12/2.1714	35,195

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,057,000	Jul-12/2.1714	35,195

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	35,195

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	2,057,000	Jul-12/2.1714	35,195

51

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	$8,571,000	Jul-12/2.372	$256,616

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	15,827,000	Jul-12/2.6075	772,516

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	15,827,000	Jul-12/2.6075	772,516

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	15,827,000	Jul-12/2.61875	787,235

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	2,246,000	Jul-12/2.6825	123,552

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,960,526	Jul-16/4.67	196,983

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,960,526	Jul-16/4.67	1,027,374

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	6,921,908	Jul-16/4.74	182,406

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	6,921,908	Jul-16/4.74	1,087,245

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	3,266,918	Jul-16/4.79	83,823

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,266,918	Jul-16/4.79	523,824

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,784,210	Jul-16/4.80	72,946

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,784,210	Jul-16/4.80	435,450

52

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	$2,014,000	Jun-12/2.183	$32,506

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	2,014,000	Jun-12/2.183	32,506

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	2,014,000	Jun-12/2.183	32,506

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	2,014,000	Jun-12/2.183	32,506

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	2,014,000	Jun-12/2.183	32,506

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-BBA maturing
June 2022.	2,246,000	Jun-12/2.195	13,768

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.195% versus
the three month USD-LIBOR-BBA maturing June 2022.	2,246,000	Jun-12/2.195	37,688

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	8,571,000	Jun-12/2.346	235,874

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/4.12	636,425

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.39%
versus the three month USD-LIBOR-BBA maturing
June 2021.	8,316,290	Jun-16/4.39	704,390

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	8,263,488	Jun-16/4.575	109,756

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of
4.575% versus the three month USD-LIBOR-BBA
maturing June 2021.	8,263,488	Jun-16/4.575	778,231

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.89%
versus the three month USD-LIBOR-BBA maturing
June 2021.	8,316,290	Jun-16/4.89	96,469

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 2021.	8,451,295	Jun-16/5.12	91,578

53

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.005% versus the three month USD-LIBOR-BBA
maturing May 2022.	$1,704,000	May-12/2.005	$4,311

Option on an interest rate swap with Bank of America
N.A. for the obligation to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	2,246,000	May-12/2.17	4,717

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	2,246,000	May-12/2.17	29,198

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	8,571,000	May-12/2.324	220,789

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	12,870,759	May-16/4.11	965,873

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	14,031,812	May-16/4.36	1,173,340

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	13,961,977	May-16/4.60	174,385

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	13,961,977	May-16/4.60	1,280,593

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	19,149,649	May-16/4.745	233,626

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	19,149,649	May-16/4.745	1,891,985

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	12,539,848	May-16/4.7575	158,002

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	12,539,848	May-16/4.7575	1,257,747

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	26,824,343	May-16/4.765	303,920

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	26,824,343	May-16/4.765	2,640,052

54

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $47,744,175) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	$47,874,123	May-16/4.77	$598,427

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	47,874,123	May-16/4.77	4,825,712

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	14,031,812	May-16/4.86	162,208

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	12,870,759	May-16/5.11	139,159

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	2,400,000	Nov-12/2.32	69,840

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	2,400,000	Nov-12/2.335	71,976

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	8,571,000	Oct-12/2.443	311,127

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	8,571,000	Sep-12/2.419	293,728

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 2025.	12,294,000	Sep-15/4.04	367,627

Option on an interest rate swap with JPMorgan Chase
Bank N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 2025.	12,294,000	Sep-15/4.04	1,461,548

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	7,936,217	Sep-16/3.49	458,237

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing September 2026.	7,936,217	Sep-16/3.49	614,581

Total			$55,336,812

55

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $42,438,125) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association,
4 1/2s, May 1, 2042	$1,000,000	5/14/12	$1,070,703

Federal National Mortgage Association,
3 1/2s, May 1, 2042	40,000,000	5/14/12	41,537,500

Total			$42,608,203

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$696,000	$—	3/23/14	0.643%	3 month USD-
					LIBOR-BBA	$(1,409)

	5,954,000	—	4/17/42	2.83875%	3 month USD-
					LIBOR-BBA	(32,584)

	64,668,000	—	4/18/14	3 month USD-
				LIBOR-BBA	0.56875%	26,723

Barclays Bank PLC
	9,790,000	182,779	4/18/22	2.3475%	3 month USD-
					LIBOR-BBA	(107,000)

	1,393,000	—	4/16/14	0.567%	3 month USD-
					LIBOR-BBA	(602)

	7,634,000	—	4/17/14	3 month USD-
				LIBOR-BBA	0.569%	3,588

	723,000	—	4/20/14	3 month USD-
				LIBOR-BBA	0.56%	194

	1,713,000	—	4/25/22	2.059%	3 month USD-
					LIBOR-BBA	(4,001)

	1,101,000	—	4/25/14	3 month USD-
				LIBOR-BBA	0.569%	470

	1,312,000	—	4/27/14	0.5725%	3 month USD-
					LIBOR-BBA	(632)

	605,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.1225%	4,885

	1,009,000	—	4/27/14	0.5725%	3 month USD-
					LIBOR-BBA	(486)

	471,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.115%	3,473

	3,040,000	—	4/5/22	2.261%	3 month USD-
					LIBOR-BBA	(68,595)

	73,431,000	—	4/10/42	3.0756%	3 month USD-
					LIBOR-BBA	(4,069,052)

	2,166,000	—	4/12/22	2.085%	3 month USD-
					LIBOR-BBA	(12,374)

	2,246,000	9,209	4/18/22	2.15%	3 month USD-
					LIBOR-BBA	(16,145)

JPY	19,007,500	—	4/13/17	0.45625%	6 month JPY-
					LIBOR-BBA	(464)

	$2,451,000	—	4/11/22	2.265%	3 month USD-
					LIBOR-BBA	(55,093)

56

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
GBP	2,960,000	$—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	$(281,507)

GBP	1,320,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(190,604)

GBP	4,470,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	454,703

JPY	1,441,163,000	—	2/13/17	6 month JPY-
				LIBOR-BBA	0.48%	67,014

JPY	720,581,500	—	2/16/17	6 month JPY-
				LIBOR-BBA	0.4675%	27,668

JPY	1,441,163,000	—	2/17/17	6 month JPY-
				LIBOR-BBA	0.44125%	31,589

JPY	5,537,400,000	—	3/6/14	6 month JPY-
				LIBOR-BBA	0.34375%	(9,098)

JPY	2,236,300,000	—	3/6/17	0.4725%	6 month JPY-
					LIBOR-BBA	(87,590)

JPY	9,251,800,000	—	3/30/14	0.3525%	6 month JPY-
					LIBOR-BBA	(16,024)

JPY	1,347,600,000	—	3/30/17	0.4925%	6 month JPY-
					LIBOR-BBA	(65,666)

Citibank, N.A.
	$1,390,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	7,339

	1,334,000	—	3/23/22	2.4285%	3 month USD-
					LIBOR-BBA	(52,146)

	8,104,000	—	3/23/42	3 month USD-
				LIBOR-BBA	3.1348%	559,624

	501,000	—	3/23/22	2.407%	3 month USD-
					LIBOR-BBA	(18,581)

	1,042,000	—	4/12/17	3 month USD-
				LIBOR-BBA	1.175%	4,963

Credit Suisse International
	7,929,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	22,951

	886,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	2,565

	856,000	—	4/30/22	2.077%	3 month USD-
					LIBOR-BBA	(3,188)

	1,829,000 E	—	8/17/22	3 month USD-
				LIBOR-BBA	2.4475%	53,736

	748,000	—	4/12/42	2.835%	3 month USD-
					LIBOR-BBA	(3,761)

	269,395,000	—	4/13/14	0.5925%	3 month USD-
					LIBOR-BBA	(243,782)

	38,526,000	—	4/13/17	1.1675%	3 month USD-
					LIBOR-BBA	(167,951)

	39,983,000	—	4/13/42	3 month USD-
				LIBOR-BBA	2.8785%	561,558

57

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$3,757,000	$—	4/17/42	2.8375%	3 month USD-
					LIBOR-BBA	$(19,620)

GBP	2,961,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	250,690

SEK	14,200,000	—	1/23/22	2.30%	3 month SEK-
					STIBOR-SIDE	27,265

SEK	14,200,000	—	1/25/22	2.4275%	3 month SEK-
					STIBOR-SIDE	3,359

SEK	14,200,000	—	2/20/22	3 month SEK-
				STIBOR-SIDE	2.38%	(25,731)

SEK	7,026,000	—	2/23/22	2.545%	3 month SEK-
					STIBOR-SIDE	(2,545)

SEK	9,137,000	—	2/24/22	2.5375%	3 month SEK-
					STIBOR-SIDE	(2,399)

SEK	15,690,000	—	3/1/14	1.9675%	3 month SEK-
					STIBOR-SIDE	3,807

SEK	1,600,000	—	3/1/17	2.165%	3 month SEK-
					STIBOR-SIDE	310

SEK	22,878,000	—	3/6/22	3 month SEK-
				STIBOR-SIDE	2.475%	(13,233)

Deutsche Bank AG
	$1,670,000	—	5/2/22	2.046%	3 month USD-
					LIBOR-BBA	(852)

	46,466,000	—	5/2/42	3 month USD-
				LIBOR-BBA	2.8115%	(60,870)

	703,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	3,241

EUR	10,880,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(1,581,832)

Goldman Sachs International
	$593,500	—	4/23/22	2.10375%	3 month USD-
					LIBOR-BBA	(3,896)

	3,091,000	89,918	4/27/22	2.60%	3 month USD-
					LIBOR-BBA	(71,794)

	3,952,000	(73,112)	4/27/22	3 month USD-
				LIBOR-BBA	2.35%	42,086

	18,049,400	—	2/22/14	1 month USD-
				FEDERAL
				FUNDS-H.15	0.1925%	25,854

	4,845,000	—	2/23/14	0.19625%	1 month USD-
					FEDERAL
					FUNDS-H.15	(7,264)

	13,204,300	—	3/20/14	0.277%	1 month USD-
					FEDERAL
					FUNDS-H.15	(33,000)

	8,132,000	—	4/12/22	2.09542%	3 month USD-
					LIBOR-BBA	(54,308)

58

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$6,343,000	$—	4/13/22	2.137%	3 month USD-
					LIBOR-BBA	$(66,374)

	3,189,000	—	4/18/42	2.834375%	3 month USD-
					LIBOR-BBA	(14,368)

	10,626,000	—	4/18/42	3 month USD-
				LIBOR-BBA	2.814126%	2,848

EUR	10,900,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	724,260

GBP	2,537,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	28,656

GBP	1,320,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	26,597

GBP	2,400,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(8,919)

GBP	19,323,000	—	2/8/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.5175%	(24,195)

GBP	20,945,000	—	2/10/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.505%	(34,681)

GBP	2,304,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(162,990)

GBP	2,303,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(140,980)

GBP	8,643,000	—	2/17/14	0.5625%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	(293)

GBP	9,449,000	—	2/21/14	0.558%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	886

GBP	9,446,000	—	2/24/14	0.5125%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	16,279

GBP	2,671,000	—	3/2/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.54%	(2,513)

GBP	15,401,000	—	4/4/14	0.5525%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	15,379

SEK	24,485,000	—	2/13/17	2.15%	3 month SEK-
					STIBOR-SIDE	8,600

SEK	24,485,000	—	2/20/17	3 month SEK-
				STIBOR-SIDE	1.995%	(34,060)

SEK	78,096,900	—	2/21/14	3 month SEK-
				STIBOR-SIDE	1.895%	(36,609)

59

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
SEK	17,354,400	$—	2/21/22	2.485%	3 month SEK-
					STIBOR-SIDE	$7,338

SEK	23,501,000	—	2/23/17	2.1575%	3 month SEK-
					STIBOR-SIDE	5,867

SEK	9,200,000	—	3/1/22	3 month SEK-
				STIBOR-SIDE	2.5275%	1,179

SEK	18,399,000	—	3/6/17	3 month SEK-
				STIBOR-SIDE	2.115%	(10,146)

JPMorgan Chase Bank, NA
	$237,000	—	4/20/22	3 month USD-
				LIBOR-BBA	2.085%	1,215

	4,495,000	—	4/26/22	3 month USD-
				LIBOR-BBA	2.074%	16,422

	13,956,000	—	4/27/14	3 month USD-
				LIBOR-BBA	0.568%	5,085

	591,000	—	4/27/17	1.159%	3 month USD-
					LIBOR-BBA	(1,931)

	3,682,000	—	4/27/22	3 month USD-
				LIBOR-BBA	2.11%	25,453

	676,000	—	4/27/42	2.858%	3 month USD-
					LIBOR-BBA	(5,966)

	4,527,700	219,820	4/12/22	4.8675%	3 month USD-
					LIBOR-BBA	(974,367)

	9,568,000	—	3/26/42	3.0525%	3 month USD-
					LIBOR-BBA	(493,556)

CAD	1,830,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	13,999

JPY	933,978,000	—	2/20/22	6 month JPY-
				LIBOR-BBA	0.965%	84,892

JPY	22,600,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	9,763

JPY	30,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(206)

JPY	780,900,000	—	3/6/22	1.0175%	6 month JPY-
					LIBOR-BBA	(114,545)

UBS AG
CHF	30,584,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(450,877)

Total						$(6,778,882)

E See Note 1 to the financial statements regarding extended effective dates.

60

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$900,377	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(3,888)
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	4,990,133	—	1/12/40	(5.00%) 1 month	Synthetic TRS	9,557
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

baskets	381,225	—	3/14/13	(3 month USD-	A basket	(122,657)
				LIBOR-BBA)	(MLTRFCF)
					of common stocks

baskets	244,404	—	3/14/13	(3 month USD-	A basket	(79,401)
				LIBOR-BBA)	(MLTRFCF)
					of common stocks

shares	182,716	—	7/30/12	3 month USD-	Market Vectors	(1,843,836)
				LIBOR-BBA	Gold Miners ETF

units	9,934	—	3/14/13	(3 month USD-	Russell 1000	(97,278)
				LIBOR-BBA)	Total Return Index

units	6,367	—	3/14/13	(3 month USD-	Russell 1000	(47,024)
				LIBOR-BBA)	Total Return Index

Barclays Bank PLC
	$763,317	—	1/12/40	5.00% (1 month	Synthetic MBX	2,505
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,700,165	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(10,636)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	3,847,702	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(24,070)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	2,468,600	—	1/12/40	5.00% (1 month	Synthetic MBX	8,101
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,941,907	—	1/12/41	5.00% (1 month	Synthetic MBX	7,280
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	9,773,521	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(61,140)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	5,706,288	—	1/12/41	4.50% (1 month	Synthetic TRS	(41,859)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

61

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$8,608,561	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(53,852)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

6,393,450	—	1/12/41	5.00% (1 month	Synthetic MBX	23,969
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,471,506	—	1/12/40	4.00% (1 month	Synthetic MBX	14,542
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

288,612	—	1/12/40	4.00% (1 month	Synthetic TRS	(208)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,620,000	—	4/7/16	(2.63%)	USA Non Revised	(36,782)
				Consumer Price
				Index-Urban (CPI-U)

9,288,172	—	1/12/41	3.50% (1 month	Synthetic MBX	58,022
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

1,330,291	—	1/12/41	3.50% (1 month	Synthetic MBX	8,310
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

4,590,797	—	1/12/41	5.00% (1 month	Synthetic MBX	17,211
			USD-LIBOR)	Index 5.00%
				30 year Fanne Mae
				pools

14,680,187	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(91,834)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

9,151,117	—	1/12/40	4.00% (1 month	Synthetic MBX	53,843
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,633,471	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(22,730)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

15,688,108	—	1/12/40	4.50% (1 month	Synthetic MBX	98,868
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,086,084	—	1/12/41	4.50% (1 month	Synthetic MBX	6,504
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

62

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$10,394,540	$—	1/12/40	4.50% (1 month	Synthetic MBX	$65,507
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	3,811,498	—	1/12/41	4.50% (1 month	Synthetic TRS	(27,959)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	22,151	—	1/12/40	4.50% (1 month	Synthetic MBX	140
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	22,605,085	—	1/12/41	5.00% (1 month	Synthetic MBX	84,745
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,743,399	—	1/12/41	(4.50%) 1 month	Synthetic TRS	34,795
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

	668,278	—	1/12/40	5.00% (1 month	Synthetic MBX	2,193
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,168,446	—	1/12/40	5.00% (1 month	Synthetic MBX	7,116
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,571,748	—	1/12/40	5.00% (1 month	Synthetic MBX	5,158
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Citibank, N.A.
	2,560,900	—	1/12/41	5.00% (1 month	Synthetic MBX	9,601
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	5,295,701	—	1/12/40	5.00% (1 month	Synthetic TRS	(10,143)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,214,266	—	1/12/41	5.00% (1 month	Synthetic MBX	4,552
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	305	—	2/13/13	(3 month USD-	A basket	1,929,870
				LIBOR-BBA plus	(CGPUTQL2)
				0.10%)	of common stocks

63

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
baskets	415,296	$—	3/28/13	(3 month USD-	A basket	$838,566
				LIBOR-BBA)	(CGPUTS10)
					of common stocks

units	6,793	—	2/13/13	3 month USD-	Russell 1000	(1,044,575)
				LIBOR-BBA	Total Return Index
				minus 0.15%

Credit Suisse International
	$1,530,266	—	1/12/41	5.00% (1 month	Synthetic MBX	5,737
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	5,135,659	42,530	1/12/41	4.50% (1 month	Synthetic TRS	(6,586)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	5,199,078	(25,183)	1/12/41	(5.00%) 1 month	Synthetic TRS	1,722
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	5,843,076	—	1/12/40	5.00% (1 month	Synthetic TRS	(11,191)
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	324,219	—	2/11/13	(3 month USD-	iShares MSCI	(241,326)
				LIBOR-BBA	Emerging Markets
				minus 0.35%)	Index

	1,911,406	—	1/12/40	5.00% (1 month	Synthetic TRS	(3,661)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	899,560	—	1/12/41	4.00% (1 month	Synthetic TRS	(3,884)
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	1,086,084	3,903	1/12/41	(4.50%) 1 month	Synthetic MBX	(1,833)
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

Goldman Sachs International
	835,775	522	1/12/38	6.50% (1 month	Synthetic TRS	1,852
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	2,929,319	(2,289)	1/12/38	6.50% (1 month	Synthetic TRS	1,321
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

64

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,259,753	$(4,943)	1/12/38	6.50% (1 month	Synthetic TRS	$(2,159)
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,500,000	—	3/1/16	2.47%	USA Non Revised	5,730
				Consumer Price
				Index-Urban (CPI-U)

1,125,000	—	3/3/16	2.45%	USA Non Revised	3,116
				Consumer Price
				Index-Urban (CPI-U)

2,996,749	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(18,747)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,125,896	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(7,043)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

312,109	—	1/12/41	4.00% (1 month	Synthetic TRS	(1,348)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

696,934	—	1/12/41	4.00% (1 month	Synthetic TRS	(3,009)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

850,275	—	1/12/41	(4.50%) 1 month	Synthetic TRS	6,237
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

4,105,227	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(25,679)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

425,268	—	1/12/40	(5.00%) 1 month	Synthetic TRS	814
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

212,987	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,332)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

567,800	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,552)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

65

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$6,072,853	$—	1/12/40	(5.00%) 1 month	Synthetic TRS	$11,631
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	481,709	—	1/12/38	6.50% (1 month	Synthetic TRS	1,716
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	1,566,264	(2,937)	1/12/41	4.00% (1 month	Synthetic TRS	(9,664)
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	1,561,928	2,197	1/12/40	(5.00%) 1 month	Synthetic TRS	5,152
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	3,210,233	(9,530)	1/12/38	6.50% (1 month	Synthetic TRS	1,984
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

EUR	7,181,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(74,903)
					HICP excluding
					tobacco

UBS AG
baskets	476,409	—	5/24/12	(3 month USD-	A basket	582,918
				LIBOR-BBA plus	(UBSEMBSK)
				0.60%)	of common stocks

contracts	112,073	—	5/24/12	3 month USD-	MSCI Daily Total	1,964,374
				LIBOR-BBA minus	Return Net USD
				0.35%	Index

shares	130,053	—	2/22/13	(3 month USD-	iShares MSCI	(216,285)
				LIBOR-BBA minus	Emerging Markets
				0.20%)	Index

Total						$1,633,185

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(4,006)	$450,000	12/20/19	(100 bp)	$87,832

Deutsche Bank AG
DJ CDX NA IG Series
17 Index	BBB+/P	765,298	38,800,000	12/20/16	100 bp	997,192

66

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank NA
Belgium Government
International Bond,
4 1/4s, 9/28/14	—	$(353,495)	$3,478,000	12/20/16	(100 bp)	$(142,891)

Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(257,485)	3,458,000	3/20/17	(100 bp)	(32,946)

Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(2,475,821)	20,906,000	3/20/17	(100 bp)	627,075

Bundesrepublic of
Deutschland, 6%,
6/20/16	—	(322,336)	8,696,000	12/20/16	(25 bp)	(118,290)

France, Gov’t of,
4.25%, 04/25/2019	—	(947,722)	10,434,000	12/20/16	(25 bp)	(228,722)

France, Gov’t of,
4.25%, 04/25/2019	—	(247,336)	3,458,000	3/20/17	(25 bp)	10,480

Republic of
Austria, 4.65%,
1/5/18	—	(419,892)	8,695,000	12/20/16	(100 bp)	(198,392)

Total						$1,001,338

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

67

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,950,650	$—	$—

Capital goods	9,128,236	—	—

Communication services	5,796,225	—	—

Conglomerates	3,820,858	—	—

Consumer cyclicals	26,477,291	—	—

Consumer staples	24,751,678	—	—

Energy	20,130,099	471,471	—

Financials	27,104,856	—	—

Health care	21,731,425	—	—

Technology	58,037,844	—	—

Transportation	4,256,955	—	—

Utilities and power	7,112,018	—	—

Total common stocks	214,298,135	471,471	—

Asset-backed securities	$—	$4,044,093	$—

Asset-backed commercial paper	—	20,745,194	—

Commodity linked notes	—	21,322,128	—

Corporate bonds and notes	—	104,514,424	—

Foreign government bonds and notes	—	8,845,368	—

Mortgage-backed securities	—	96,619,432	—

Purchased options outstanding	—	60,428,295	—

Senior loans	—	46,805,339	—

U.S. Government and Agency Mortgage Obligations	—	125,570,703	—

Short-term investments	88,216,389	94,941,190	—

Totals by level	$302,514,524	$584,307,637	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	—	(317,703)	—

Futures contracts	4,654,816	—	—

Written options	—	(55,336,812)	—

TBA sale commitments	—	(42,608,203)	—

Interest rate swap contracts	—	(7,207,496)	—

Total return swap contracts	—	1,628,915	—

Credit default contracts	—	5,264,133	—

Totals by level	$4,654,816	$(98,577,166)	$—

The accompanying notes are an integral part of these financial statements.

68

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $778,851,799)	$812,660,772
Affiliated issuers (identified cost $74,161,389) (Notes 1 and 6)	74,161,389

Cash	195,301

Dividends, interest and other receivables	3,349,734

Receivable for shares of the fund sold	1,955,670

Receivable for investments sold	2,758,314

Receivable for sales of delayed delivery securities (Note 1)	43,134,072

Unrealized appreciation on swap contracts (Note 1)	10,792,211

Receivable for variation margin (Note 1)	1,078

Unrealized appreciation on forward currency contracts (Note 1)	827,554

Premium paid on swap contracts (Note 1)	5,146,087

Total assets	954,982,182

LIABILITIES

Payable for investments purchased	913,943

Payable for purchases of delayed delivery securities (Note 1)	124,641,766

Payable for shares of the fund repurchased	1,748,505

Payable for compensation of Manager (Note 2)	455,726

Payable for investor servicing fees (Note 2)	101,995

Payable for custodian fees (Note 2)	58,008

Payable for Trustee compensation and expenses (Note 2)	20,079

Payable for administrative services (Note 2)	7,889

Payable for distribution fees (Note 2)	197,509

Unrealized depreciation on forward currency contracts (Note 1)	1,145,257

Written options outstanding, at value (premiums received $47,744,175) (Notes 1 and 3)	55,336,812

Premium received on swap contracts (Note 1)	1,316,176

Unrealized depreciation on swap contracts (Note 1)	14,936,570

TBA sale commitments, at value (proceeds receivable $42,438,125) (Note 1)	42,608,203

Collateral on certain derivative contracts, at value (Note 1)	14,055,000

Other accrued expenses	136,990

Total liabilities	257,680,428

Net assets	$697,301,754

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$670,358,464

Distributions in excess of net investment income (Note 1)	(4,891,159)

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	5,611,386

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	26,223,063

Total — Representing net assets applicable to capital shares outstanding	$697,301,754

(Continued on next page)

69

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($314,141,151 divided by 26,993,769 shares)	$11.64

Offering price per class A share (100/94.25 of $11.64)*	$12.35

Net asset value and offering price per class B share ($25,131,292 divided by 2,183,604 shares)**	$11.51

Net asset value and offering price per class C share ($134,803,152 divided by 11,713,671 shares)**	$11.51

Net asset value and redemption price per class M share ($4,002,150 divided by 346,731 shares)	$11.54

Offering price per class M share (100/96.50 of $11.54)*	$11.96

Net asset value, offering price and redemption price per class R share
($958,984 divided by 83,011 shares)	$11.55

Net asset value, offering price and redemption price per class Y share
($218,265,025 divided by 18,731,490 shares)	$11.65

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

70

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $15,195) (including interest income of $20,395 from investments
in affiliated issuers) (Note 6)	$9,899,562

Dividends (net of foreign tax of $371)	2,134,164

Total investment income	12,033,726

EXPENSES

Compensation of Manager (Note 2)	3,055,006

Investor servicing fees (Note 2)	647,518

Custodian fees (Note 2)	73,077

Trustee compensation and expenses (Note 2)	28,409

Administrative services (Note 2)	13,203

Distribution fees — Class A (Note 2)	413,940

Distribution fees — Class B (Note 2)	118,221

Distribution fees — Class C (Note 2)	656,665

Distribution fees — Class M (Note 2)	14,476

Distribution fees — Class R (Note 2)	1,899

Other	178,854

Fees waived and reimbursed by Manager (Note 2)	(193,185)

Total expenses	5,008,083

Expense reduction (Note 2)	(448)

Net expenses	5,007,635

Net investment income	7,026,091

Net realized loss on investments (Notes 1 and 3)	(18,942,068)

Net realized gain on swap contracts (Note 1)	19,283,930

Net realized gain on futures contracts (Note 1)	5,194,363

Net realized loss on foreign currency transactions (Note 1)	(1,053,193)

Net realized gain on written options (Notes 1 and 3)	7,350,463

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	415,655

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	25,160,555

Net gain on investments	37,409,705

Net increase in net assets resulting from operations	$44,435,796

The accompanying notes are an integral part of these financial statements.

71

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$7,026,091	$18,472,388

Net realized gain (loss) on investments
and foreign currency transactions	11,833,495	(5,806,846)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	25,576,210	(3,151,242)

Net increase in net assets resulting from operations	44,435,796	9,514,300

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(13,532,153)	(8,169,234)

Class B	(751,043)	(467,344)

Class C	(4,254,680)	(2,392,932)

Class M	(130,463)	(75,223)

Class R	(22,424)	(13,926)

Class Y	(7,869,459)	(5,334,657)

Net realized short-term gain on investments

Class A	—	(1,168,906)

Class B	—	(81,523)

Class C	—	(424,194)

Class M	—	(13,125)

Class R	—	(2,079)

Class Y	—	(711,941)

Increase (decrease) from capital share transactions (Note 4)	(39,930,579)	158,875,325

Total increase (decrease) in net assets	(22,055,005)	149,534,541

NET ASSETS

Beginning of period	719,356,759	569,822,218

End of period (including distributions in excess of net
investment income of $4,891,159 and undistributed net
investment income of $14,642,972, respectively)	$697,301,754	$719,356,759

* Unaudited

The accompanying notes are an integral part of these financial statements.

72

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73

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%) [e]

Class A
April 30, 2012**	$11.35	.12	.61	.73	(.44)	—	(.44)	—	$11.64	6.69 *	$314,141	.67 *	1.06 *	80 *
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37	2.86	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63	3.81	244
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60*	86,344	1.41 *	3.06 *	48 *

Class B
April 30, 2012**	$11.19	.08	.60	.68	(.36)	—	(.36)	—	$11.51	6.30 *	$25,131	1.04 *	.68 *	80 *
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12	2.14	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38	3.05	244
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80*	6,613	2.05*	2.71*	48*

Class C
April 30, 2012**	$11.19	.08	.60	.68	(.36)	—	(.36)	—	$11.51	6.33 *	$134,803	1.04 *	.68 *	80 *
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12	2.12	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38	3.05	244
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90*	29,797	2.05*	2.89*	48*

Class M
April 30, 2012**	$11.23	.09	.60	.69	(.38)	—	(.38)	—	$11.54	6.38 *	$4,002	.92 *	.81 *	80 *
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87	2.34	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13	3.30	244
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00*	1,473	1.84*	3.04*	48*

Class R
April 30, 2012**	$11.25	.10	.61	.71	(.41)	—	(.41)	—	$11.55	6.57 *	$959	.79 *	.93 *	80 *
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62	2.60	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88	3.56	244
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20*	109	1.62*	2.99*	48*

Class Y
April 30, 2012**	$11.37	.13	.61	.74	(.46)	—	(.46)	—	$11.65	6.84 *	$218,265	.55 *	1.18 *	80 *
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12	3.13	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38	4.04	244
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70*	60,759	1.19*	3.56*	48*

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2012	0.03%

October 31, 2011	0.08

October 31, 2010	0.03

October 31, 2009	0.46

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

74	75

Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund pursues a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 2,271,600,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average of approximately 5,000 futures contracts outstanding for the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $305,100,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $633,800,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $3,893,400,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $168,700,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $10,470,836 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $19,959,833 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $19,056,953.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2011 the fund had a short-term capital loss carryover of $1,806,605 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2019. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $855,153,341, resulting in gross unrealized appreciation and depreciation of $53,926,577 and $22,257,757, respectively, or net unrealized appreciation of $31,668,820.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

1.030%	of the first $5 billion,
0.980%	of the next $5 billion,
0.930%	of the next $10 billion,
0.880%	of the next $10 billion,
0.830%	of the next $50 billion,
0.810%	of the next $50 billion,
0.800%	of the next $100 billion and
0.795%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.28%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.44% of the fund’s average net assets before a decrease of $14,990 (0.002% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 1.10% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $193,185 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $369 under the expense offset arrangements and by $79 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $533, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $70,927 and $915 from the sale of class A and class M shares, respectively, and received $23,585 and $13,400 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $15 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $451,722,559 and $492,363,632, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap	Written swap	Written equity	Written equity
	option contract	option premiums	option contract	option premiums
	amounts	received	amounts	received

Written options outstanding at the
beginning of the reporting period	$1,394,159,874	$61,819,245	2,308,730	$3,468,509

Options opened	169,812,000	4,211,304	10,212,176	8,673,884

Options exercised	(270,177,308)	(7,869,257)	—	—

Options expired	—	—	(5,312,964)	(5,367,576)

Options closed	(333,252,611)	(14,470,877)	(4,534,396)	(2,721,057)

Written options outstanding at the
end of the reporting period	$960,541,955	$43,690,415	2,673,546	$4,053,760

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	3,992,904	$44,989,647	18,112,482	$208,722,727

Shares issued in connection with
reinvestment of distributions	1,114,342	12,090,613	713,542	7,998,802

	5,107,246	57,080,260	18,826,024	216,721,529

Shares repurchased	(10,258,768)	(114,729,235)	(11,109,900)	(127,412,446)

Net increase (decrease)	(5,151,522)	$(57,648,975)	7,716,124	$89,309,083

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	235,023	$2,614,393	751,426	$8,561,358

Shares issued in connection with
reinvestment of distributions	65,358	703,255	45,503	506,450

	300,381	3,317,648	796,929	9,067,808

Shares repurchased	(170,881)	(1,898,026)	(366,921)	(4,178,314)

Net increase	129,500	$1,419,622	430,008	$4,889,494

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	1,311,381	$14,525,378	5,575,202	$63,711,440

Shares issued in connection with
reinvestment of distributions	322,163	3,466,472	196,433	2,186,296

	1,633,544	17,991,850	5,771,635	65,897,736

Shares repurchased	(1,729,130)	(19,200,172)	(2,684,420)	(30,534,870)

Net increase (decrease)	(95,586)	$(1,208,322)	3,087,215	$35,362,866

	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	31,731	$354,376	199,468	$2,298,205

Shares issued in connection with
reinvestment of distributions	11,446	123,388	7,426	82,726

	43,177	477,764	206,894	2,380,931

Shares repurchased	(37,551)	(420,207)	(142,592)	(1,613,112)

Net increase	5,626	$57,557	64,302	$767,819

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	31,844	$356,164	30,089	$345,497

Shares issued in connection with
reinvestment of distributions	2,080	22,424	1,437	16,005

	33,924	378,588	31,526	361,502

Shares repurchased	(8,063)	(89,789)	(12,270)	(141,949)

Net increase	25,861	$288,799	19,256	$219,553

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	6,493,053	$72,399,631	13,107,648	$151,422,143

Shares issued in connection with
reinvestment of distributions	530,842	5,759,637	378,525	4,243,266

	7,023,895	78,159,268	13,486,173	155,665,409

Shares repurchased	(5,441,091)	(60,998,528)	(11,131,173)	(127,338,899)

Net increase	1,582,804	$17,160,740	2,355,000	$28,326,510

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$5,264,133	Payables	$—

Foreign exchange
contracts	Receivables	827,554	Payables	1,145,257

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation/		appreciation/
Equity contracts	(depreciation)	13,105,069*	(depreciation)	6,293,485*

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	62,246,374*	(depreciation)	64,890,240*

Total		$81,443,130		$72,328,982

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$504,441	$504,441

Foreign exchange
contracts	—	—	453,266	—	$453,266

Equity contracts	(1,536,950)	2,951,708	—	(3,037,216)	$(1,622,458)

Interest rate contracts	(2,110,268)	52,299	—	(11,317,198)	$(13,375,167)

Total	$(3,647,218)	$3,004,007	$453,266	$(13,849,973)	$(14,039,918)

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$676,558	$676,558

Foreign exchange
contracts	—	—	(980,951)	—	$(980,951)

Equity contracts	(6,174,415)	3,218,435	—	4,987,795	$2,031,815

Interest rate contracts	(13,443,543)	1,975,928	—	13,619,577	$2,151,962

Total	$(19,617,958)	$5,194,363	$(980,951)	$19,283,930	$3,879,384

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $20,395 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $234,667,489 and $204,433,358, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $122,143, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Tronox, Inc.	$122,143

Note 9: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 10: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Robert J. Darretta	Mark C. Trenchard
Putnam Investment	John A. Hill	Vice President and
Management, LLC	Paul L. Joskow	BSA Compliance Officer
One Post Office Square	Elizabeth T. Kennan
Boston, MA 02109	Kenneth R. Leibler	Robert T. Burns
	Robert E. Patterson	Vice President and
Investment Sub-Manager	George Putnam, III	Chief Legal Officer
Putnam Investments Limited	Robert L. Reynolds
57–59 St James’s Street	W. Thomas Stephens	James P. Pappas
London, England SW1A 1LD		Vice President
Officers
Investment Sub-Advisor	Robert L. Reynolds	Judith Cohen
The Putnam Advisory	President	Vice President, Clerk and
Company, LLC		Assistant Treasurer
One Post Office Square	Jonathan S. Horwitz
Boston, MA 02109	Executive Vice President,	Michael Higgins
	Principal Executive	Vice President, Senior Associate
Marketing Services	Officer, Treasurer and	Treasurer and Assistant Clerk
Putnam Retail Management	Compliance Liaison
One Post Office Square		Nancy E. Florek
Boston, MA 02109	Steven D. Krichmar	Vice President, Assistant Clerk,
	Vice President and	Assistant Treasurer and
Custodian	Principal Financial Officer	Proxy Manager
State Street Bank
and Trust Company	Janet C. Smith	Susan G. Malloy
	Vice President, Assistant	Vice President and
Legal Counsel	Treasurer and Principal	Assistant Treasurer
Ropes & Gray LLP	Accounting Officer

Trustees	Robert R. Leveille
Jameson A. Baxter, Chair	Vice President and
Ravi Akhoury	Chief Compliance Officer
Barbara M. Baumann
Charles B. Curtis

This report is for the information of shareholders of Putnam Absolute Return 700 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA 107
274579 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PPGAX

Putnam Global Sector Fund

Semiannual report
4 | 30 | 12

A world of investing.™

Putnam INVESTMENTS

7890

This GLOBAL SECTOR FUND invests in stocks of companies in markets around the world.

Putnam
Global Sector
Fund

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	10

Your fund’s expenses	12

Terms and definitions	14

Other information for shareholders	15

Financial statements	16

Consider these risks before investing: Our allocation of assets among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Investments in small and/or midsize companies increase the risk of greater price fluctuations. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s non-diversified status, which means the underlying fund may invest in fewer issuers, can increase the underlying fund’s vulnerability to common economic forces and may result in greater losses and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The use of short selling may result in losses if the securities appreciate in value. The prices of stocks may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

A world of sectors in one portfolio

In recent decades, innovation and business growth have propelled stocks in different industry sectors to market-leading performance. Putnam Global Sector Fund offers investors the opportunity to gain exposure to sectors across the globe.

The fund is composed of eight Putnam global sector funds, each of which is managed by experienced analysts. These managers use risk controls and a stock selection process that is grounded in fundamental research. The fund offers a convenient way to invest in all sectors in the MSCI World Index.

Each underlying sector fund invests at least 80% of its assets in stocks of a particular industry group, in markets around the world. The funds can invest in businesses of all sizes, but focus primarily on midsize and large companies. The managers are not limited to value-style or growth-style investing, and can target businesses at different stages of growth, from newer, rapidly growing companies to established global corporations.

The fund managers focus on a number of factors when making investment decisions, including company valuation, financial strength, and competitive position within each sector. And because these are actively managed funds, the stocks in the portfolios are constantly monitored and adjusted as business fundamentals, market conditions, or investment opportunities change.

Talented analysts pursue opportunities around the globe

Since U.S. companies represent only a portion of the total worldwide market capitalization, targeting stocks around the globe is an important investment strategy. However, finding the right stocks in the broad universe of domestic and international markets requires rigorous research and in-depth knowledge of global markets.

Putnam Global Sector Fund represents the best ideas and stock recommendations from approximately 40 analysts covering over 1,000 companies.

Finding opportunities in this broad universe of stocks requires in-depth knowledge of global markets.

The fund’s global approach can give it a competitive edge in targeting opportunities in diverse markets around the world. Putnam analysts, who are located in Boston, London, and Singapore, talk to private companies and consultants, attend trade shows, and work to find information that the markets haven’t already factored into stock prices.

2	3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 5 and 10–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund’s prospectus. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

4

Interview with your fund’s portfolio manager

Aaron, what can you tell us about the investing environment for the six months ended April 30, 2012?

During the period, we returned to an environment that was closer to normal for the financial markets. For a good portion of 2011, markets were unsettled and investor confidence was shaken by a series of macroeconomic issues. Among the biggest concerns were sovereign credit woes in Europe and the potential for a financial system meltdown in the eurozone. In the United States, key issues were the struggle over the federal debt ceiling, the downgrade of U.S. sovereign debt, and a depressed housing market.

While these concerns remain, I believe that two key factors in recent months have helped paint a brighter picture for the global economy and stock markets. First, the European Central Bank’s Long-Term Refinancing Operation [LTRO], initiated in December and expanded in February, bought Europe some time to deal with its sovereign debt problems and for banks to improve liquidity and rebuild their balance sheets. We saw the first positive signs when banks in Europe began to report stronger-than-expected quarterly earnings.

The second encouraging factor has been emerging signs of growth in the U.S. housing market. New home sales were up solidly for

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 10–11 for additional fund performance information. Index descriptions can be found on page 14.

5

the first quarter versus the same period a year ago. Inventories have declined substantially and many home builders are reporting significant order increases. In my view, this has the potential to boost consumer confidence and employment, particularly in areas tied to housing, and could provide a tailwind for the U.S. economy.

The fund outperformed its benchmark, the MSCI World Index, for the period. Can you describe your investment approach?

The portfolio is diversified across a range of companies in markets around the world. This is a big equity universe, and we need to identify the subset of stocks that we believe will outperform. This is a “fund of funds,” which means it invests in a portfolio of underlying Putnam mutual funds. These eight underlying funds cover all the sectors in the MSCI World Index benchmark. Each fund is actively managed by one or more equity research analysts with specialized sector expertise. Our analysts spend the time and energy needed to dig deep into each sector, and they constantly monitor and adjust the fund holdings as business fundamentals or investment opportunities change. While general themes in the broad financial markets have some influence on our portfolio construction process, we want stock selection to be the main driver of performance. I believe the key to our success is the independent research of these skilled analysts and the collaboration among all the members of our Global Equity Research team.

What are some stocks that contributed to performance during the period?

Among the top-performing holdings for the period was the stock of Embraer, a Brazilian airplane manufacturer that has continued to grow its product line and gain market share. Embraer became a significant manufacturer of regional jets in the 1990s, and is also engaged in the business jet market. We believe that the company is also well positioned to benefit from growth opportunities in the Brazilian defense industry.

Country/territory allocations are shown as a percentage of the underlying fund’s net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any. Weightings will vary over time.

6

Another portfolio highlight was a position in Cobalt International Energy, a U.S.-based exploration and production company with recently discovered deepwater oil assets in the Gulf of Mexico and off the west coast of Africa. This stock is a good example of a central theme in the energy portfolio — namely, to invest in companies that can create value by adding resources to their asset base. In the case of Cobalt, while the company had not made any major discoveries, we established a position based on our belief that even if the company experienced average drilling success rates, it would create significant value and offer upside potential for the stock. That thesis was rewarded late last year when Cobalt made a major oil discovery off the coast of Angola.

A top-performer in the health-care sector was Pharmasset, a biotechnology company that specializes in the treatment of hepatitis C. Pharmasset has promising compounds in development, and we believed a successful launch of these drugs could help the company gain a significant share of the hepatitis C market. The primary driver of the stock’s recent outperformance, however, was the acquisition of Pharmasset by Gilead Sciences, which paid a significant premium for its shares in a deal finalized in January.

Wyndham Worldwide, an operator of hotels and time-share properties, was also among the top contributors to fund returns. The stock fell to very inexpensive levels when investors grew concerned about the funding for its time-share financing business during the depths of the recession following the 2008 financial crisis. As the economy began to recover, so did business travel and lodging demand, and investors gained confidence in the strength of

Allocations are represented as a percentage of the fund’s net assets and may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the exclusion of as-of trades, if any. Holdings and allocations may vary over time.

7

Wyndham’s businesses. The stock declined sharply again in the volatile markets of 2011 — for many of the same reasons — but has since recovered dramatically. The company has solid business fundamentals, generates a lot of cash, and has a management team that uses that cash wisely, in our view. Wyndham’s management has taken advantage of its stock’s declines by initiating share buyback programs, and was able to triple its dividend thanks to robust cash flows.

What are some stocks that detracted from performance during the period?

One notable detractor was SanDisk, a developer of flash memory chips that are used in mobile devices such as tablets and smartphones. The stock declined during the period because of weaker-than-expected demand for mobile phones, which led to price declines for SanDisk products. However, we expect the pricing environment to improve, and anticipate that SanDisk can continue to gain market share. In our view, the proliferation of mobile devices — combined with users who will need considerable memory for storing music, books, and video — should further boost demand for SanDisk’s flash memory products.

In the utilities sector, a position in Pittsburgh-based natural gas producer EQT was a disappointment. EQT’s stock has struggled due to concerns about the cost of expanding horizontal drilling operations — a new method for extracting natural gas from shale deposits — for one of its subsidiaries. Additionally, EQT’s dividend yield is well below the sector average, which hurt its stock during a period when investors were looking for high yields.

Also dampening fund performance was the stock of Mitsubishi Electric, a maker of electric and electronic equipment. Mitsubishi has been the focus of several investigations, including by the Japan Fair Trade Commission and the FBI in 2011, regarding automotive equipment. Mitsubishi received from Japan’s Ministry of Defense a 90-day suspension from bidding on government contracts. The suspension followed the revelation that Mitsubishi had overcharged Japan’s Ministry of Defense, as well as two other government agencies, for expenses.

As the fund enters the second half of its fiscal year, what is your outlook?

I find the current environment somewhat encouraging. Most large banks worldwide are healthier today, and lending in the United States is starting to improve, which is critical for the economy to function efficiently. In general, we are seeing continued solid earnings growth from corporations, stock valuations that remain reasonable, and accommodating policymakers across world economies. However, we continue to monitor a number of potential risks for investors. In the United States, we have the looming “fiscal cliff” — when a series of tax increases could occur together with federal budget spending cuts if Congress cannot reach agreement on a long-term plan. And while some progress has been made in Europe, the region’s debt crisis remains a potential headwind for global equity markets.

At the stock level, despite the impressive rebound in equity markets since this past October, a number of sectors and industries have yet to recover. In our view, this means there is plenty to be optimistic about in terms of stock selection for our sector fund portfolios. And I believe our bottom-up, research-based investment approach can be especially effective in this environment. Our sector funds are actively managed by analysts who focus more on the long-term potential of individual companies than on broader developments in the markets. That stock-specific focus helps us to identify the stocks that we believe can outperform regardless of where we are in the economic cycle.

Thank you, Aaron, for your time and insights today.

8

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Putnam Global Sector Fund is managed by a team of senior equity analysts at Putnam: Sheba M. Alexander, CFA; Jacquelyne J. Cavanaugh; Kelsey Chen, Ph.D.; Steven W. Curbow; Christopher J. Eitzmann; Vivek Gandhi, CFA; Brian T. Hertzog; Greg Kelly; David Morgan; Ferat Ongoren; Nathaniel N. Salter; and Walter D. Scully. They are overseen by Aaron Cooper.

Portfolio Manager Aaron M. Cooper is Director of Global Equity Research at Putnam. He holds an A.B. from Harvard University. A CFA charterholder, he joined Putnam in 2011 and has been in the investment industry since 1999.

IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)	(3/31/10)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	11.29%	4.90%	9.53%	6.53%	9.60%	9.60%	10.17%	6.35%	10.80%	11.88%
Annual average	5.27	2.32	4.47	3.08	4.50	4.50	4.76	3.00	5.05	5.54

1 year	–6.94	–12.29	–7.66	–12.10	–7.61	–8.50	–7.38	–10.65	–7.14	–6.71

6 months	9.44	3.11	9.04	4.04	9.09	8.09	9.20	5.41	9.33	9.57

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund’s prospectus.

Comparative index returns For periods ended 4/30/12

MSCI World Index (ND)

Life of fund	12.79%
Annual average	5.95

1 year	–4.63

6 months	7.54

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

10

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.243		$0.175	$0.188	$0.183		$0.214	$0.265

Capital gains — Long-term	0.180		0.180	0.180	0.180		0.180	0.180

Capital gains — Short-term	0.006		0.006	0.006	0.006		0.006	0.006

Total	$0.429		$0.361	$0.374	$0.369		$0.400	$0.451

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$9.77	$10.37	$9.68	$9.68	$9.72	$10.07	$9.76	$9.80

4/30/12	10.21	10.83	10.15	10.14	10.20	10.57	10.22	10.23

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)	(3/31/10)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Life of fund	12.38%	5.92%	10.72%	6.72%	10.68%	10.68%	11.25%	7.39%	11.88%	12.97%
Annual average	6.01	2.92	5.22	3.31	5.20	5.20	5.48	3.63	5.77	6.29

1 year	–1.76	–7.40	–2.48	–7.16	–2.52	–3.46	–2.29	–5.73	–1.96	–1.52

6 months	24.11	16.98	23.77	18.77	23.71	22.71	23.77	19.49	24.13	24.35

11

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses for the fiscal year ended 10/31/11*	1.35%	2.10%	2.10%	1.85%	1.60%	1.10%

Total annual operating expenses for the fiscal year
ended 10/31/11	2.91%	3.66%	3.66%	3.41%	3.16%	2.66%

Annualized expense ratio for the six-month period
ended 4/30/12 †	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report because it includes fees and expenses of the underlying Putnam funds in which it invests. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/13.

† Excludes the expense ratios of the underlying Putnam funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$1.30	$5.20	$5.20	$3.90	$2.60	$0.00

Ending value (after expenses)	$1,094.40	$1,090.40	$1,090.90	$1,092.00	$1,093.30	$1,095.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$1.26	$5.02	$5.02	$3.77	$2.51	$0.00

Ending value (after expenses)	$1,023.62	$1,019.89	$1,019.89	$1,021.13	$1,022.38	$1,024.86

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

14

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

15

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16

The fund’s portfolio 4/30/12 (Unaudited)

	Shares	Value

Global Sector Funds* 99.6%
Putnam Global Consumer Fund (Class Y)	38,950	$593,993

Putnam Global Financials Fund (Class Y)	46,901	513,098

Putnam Global Health Care Fund (Class Y)	6,294	278,703

Putnam Global Industrials Fund (Class Y)	22,173	308,200

Putnam Global Natural Resources Fund (Class Y)	24,551	500,587

Putnam Global Technology Fund (Class Y)	21,106	349,733

Putnam Global Telecommunications Fund (Class Y)	8,196	111,627

Putnam Global Utilities Fund (Class Y)	9,735	101,631

Total Global Sector Funds (cost $2,764,732)		$2,757,572

Fixed Income Funds* 0.4%
Putnam Money Market Fund (Class A)	12,546	$12,546

Total Fixed Income Funds (cost $12,546)		$12,546

Total Investments (cost $2,777,278)		$2,770,118

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $2,769,525.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$2,757,572	$—	$—

Fixed income funds	12,546	—	—

Totals by level	$2,770,118	$—	$—

The accompanying notes are an integral part of these financial statements.

17

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in affiliated underlying Putnam Funds, at value (Note 1):
Affiliated underlying Putnam Funds (identified cost $2,777,278) (Note 5)	$2,770,118

Cash	4

Receivable for shares of the fund sold	1,244

Receivable for investments sold	1,500

Receivable from Manager (Note 2)	16,408

Total assets	2,789,274

LIABILITIES

Payable for investments purchased	1,250

Payable for shares of the fund repurchased	1,500

Payable for distribution fees (Note 2)	699

Payable for reports to shareholders	6,997

Payable for audit expense	8,655

Other accrued expenses	648

Total liabilities	19,749

Net assets	$2,769,525

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,715,449

Distributions in excess of net investment income (Note 1)	(10,635)

Accumulated net realized gain on investments (Note 1)	71,871

Net unrealized depreciation of investments	(7,160)

Total — Representing net assets applicable to capital shares outstanding	$2,769,525

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($1,879,635 divided by 184,021 shares)	$10.21

Offering price per class A share (100/94.25 of $10.21)*	$10.83

Net asset value and offering price per class B share ($105,138 divided by 10,353 shares)**	$10.15***

Net asset value and offering price per class C share ($262,543 divided by 25,895 shares)**	$10.14

Net asset value and redemption price per class M share ($13,980 divided by 1,371 shares)	$10.20

Offering price per class M share (100/96.50 of $10.20)*	$10.57

Net asset value, offering price and redemption price per class R share
($11,075 divided by 1,084 shares)	$10.22

Net asset value, offering price and redemption price per class Y share
($497,154 divided by 48,584 shares)	$10.23

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

18

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Income distributions from underlying Putnam Fund shares (Note 5)	$52,856

Total investment income	52,856

EXPENSES

Distribution fees — Class A (Note 2)	2,167

Distribution fees — Class B (Note 2)	500

Distribution fees — Class C (Note 2)	1,208

Distribution fees — Class M (Note 2)	54

Distribution fees — Class R (Note 2)	26

Reports to shareholders	8,139

Auditing	8,655

Other	453

Fees waived and reimbursed by Manager (Note 2)	(17,247)

Total expenses	3,955

Net investment income	48,901

Net realized gain on sales of underlying Putnam Fund shares (Notes 1 and 3)	11,969

Capital gain distribution from underlying Putnam Fund shares	81,363

Net unrealized appreciation of underlying Putnam Fund shares during the period	105,921

Net gain on investments	199,253

Net increase in net assets resulting from operations	$248,154

The accompanying notes are an integral part of these financial statements.

19

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$48,901	$15,864

Net realized gain on underlying Putnam Fund shares	93,332	91,587

Net unrealized appreciation (depreciation) on underlying
Putnam Fund shares	105,921	(215,869)

Net increase (decrease) in net assets resulting
from operations	248,154	(108,418)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(40,313)	(45,209)

Class B	(1,791)	(2,404)

Class C	(4,516)	(3,844)

Class M	(288)	(590)

Class R	(223)	(379)

Class Y	(12,405)	(16,150)

Net realized short-term gain on investments

Class A	(995)	(2,749)

Class B	(61)	(159)

Class C	(144)	(255)

Class M	(9)	(39)

Class R	(6)	(25)

Class Y	(281)	(956)

From net realized long-term gain on investments
Class A	(29,862)	—

Class B	(1,843)	—

Class C	(4,324)	—

Class M	(284)	—

Class R	(187)	—

Class Y	(8,426)	—

Redemption fees (Note 1)	33	365

Increase from capital share transactions (Note 4)	298,991	1,118,516

Total increase in net assets	441,220	937,704

NET ASSETS

Beginning of period	2,328,305	1,390,601

End of period (including distributions in excess of net
investment income of $10,635 and no monies, respectively)	$2,769,525	$2,328,305

* Unaudited

The accompanying notes are an integral part of these financial statements.

20

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21

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
April 30, 2012**	$9.77	.18	.69	.87	(.24)	(.19)	(.43)	— [e]	$10.21	9.44*	$1,880	.12*	1.88*	18*
October 31, 2011	10.37	.08	(.25)	(.17)	(.41)	(.02)	(.43)	— [e]	9.77	(1.94)	1,520.25		.78	24
October 31, 2010†	10.00	(.01)	.38	.37	—	—	—	— [e]	10.37	3.70*	876	.15*	(.06)*	14*

Class B
April 30, 2012**	$9.68	.16	.68	.84	(.18)	(.19)	(.37)	— [e]	$10.15	9.04*	$105	.50*	1.67*	18*
October 31, 2011	10.32	— [e]	(.25)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.66)	99	1.00	(.02)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20*	46	.59*	(.51)*	14*

Class C
April 30, 2012**	$9.68	.16	.68	.84	(.19)	(.19)	(.38)	— [e]	$10.14	9.09*	$263	.50*	1.62*	18*
October 31, 2011	10.32	(.02)	(.23)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.65)	227	1.00	(.15)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20*	71	.59*	(.52)*	14*

Class M
April 30, 2012**	$9.72	.19	.66	.85	(.18)	(.19)	(.37)	— [e]	$10.20	9.20*	$14	.37*	1.98*	18*
October 31, 2011	10.34	.04	(.27)	(.23)	(.37)	(.02)	(.39)	— [e]	9.72	(2.43)	15.75		.42	24
October 31, 2010†	10.00	(.04)	.37	.33	—	—	—	.01	10.34	3.40*	16	.44*	(.38)*	14*

Class R
April 30, 2012**	$9.76	.19	.67	.86	(.21)	(.19)	(.40)	— [e]	$10.22	9.33*	$11	.25*	1.89*	18*
October 31, 2011	10.35	.07	(.26)	(.19)	(.38)	(.02)	(.40)	— [e]	9.76	(2.08)	10.50		.70	24
October 31, 2010†	10.00	(.02)	.36	.34	—	—	—	.01	10.35	3.50*	10	.30*	(.22)*	14*

Class Y
April 30, 2012**	$9.80	.21	.68	.89	(.27)	(.19)	(.46)	— [e]	$10.23	9.57*	$497	—*	2.14*	18*
October 31, 2011	10.38	.11	(.25)	(.14)	(.42)	(.02)	(.44)	— [e]	9.80	(1.63)	458	—	1.08	24
October 31, 2010†	10.00	.01	.36	.37	—	—	—	.01	10.38	3.80*	371	—*	.08*	14*

* Not annualized.

** Unaudited.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount (Note 2).

Percentage of
average net assets

April 30, 2012	0.67%

October 31, 2011	3.53

October 31, 2010	10.58

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

22	23

Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Global Sector Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks capital appreciation by allocating its assets among eight Putnam global sector funds to provide exposure to sectors of the global markets in approximately the same proportions as the sector weightings in the MSCI World Index. We may also invest in money market instruments or an affiliated money market fund for cash management.

The financial statements report on the fund, which may invest in the following Putnam Funds: Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global Health Care Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Global Utilities Fund, which are all non-diversified and Putnam Money Market Fund, which is diversified (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s

24

financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $2,798,385, resulting in gross unrealized appreciation and depreciation of $91,644 and $119,911, respectively, or net unrealized depreciation of $28,267.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund does not pay a management fee to Putnam Management.

Putnam Management has contractually agreed to reimburse the fund for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plan) through February 28, 2013. During the reporting period, the fund’s expenses were reduced by $17,247 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

25

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,270 and $3 from the sale of class A and class M shares, respectively, and received $33 and no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received and no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds aggregated $784,092 and $460,650, respectively.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	38,457	$367,338	85,601	$914,126

Shares issued in connection with
reinvestment of distributions	7,838	71,170	4,440	46,711

	46,295	438,508	90,041	960,837

Shares repurchased	(17,760)	(177,915)	(19,032)	(195,889)

Net increase	28,535	$260,593	71,009	$764,948

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	805	$7,794	10,932	$115,809

Shares issued in connection with
reinvestment of distributions	363	3,283	244	2,563

	1,168	11,077	11,176	118,372

Shares repurchased	(1,057)	(10,420)	(5,395)	(57,102)

Net increase	111	$657	5,781	$61,270

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	3,935	$39,135	17,475	$182,621

Shares issued in connection with
reinvestment of distributions	868	7,835	354	3,712

	4,803	46,970	17,829	186,333

Shares repurchased	(2,305)	(23,665)	(1,268)	(14,245)

Net increase	2,498	$23,305	16,561	$172,088

26

	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	49	$484	229	$2,399

Shares issued in connection with
reinvestment of distributions	64	581	60	629

	113	1,065	289	3,028

Shares repurchased	(307)	(2,997)	(301)	(2,767)

Net increase (decrease)	(194)	$(1,932)	(12)	$261

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	46	416	38	404

	46	416	38	404

Shares repurchased	—	—	—	—

Net increase	46	$416	38	$404

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	4,117	$40,680	23,999	$258,282

Shares issued in connection with
reinvestment of distributions	2,325	21,112	1,625	17,106

	6,442	61,792	25,624	275,388

Shares repurchased	(4,550)	(45,840)	(14,710)	(155,843)

Net increase	1,892	$15,952	10,914	$119,545

At the close of the reporting period, a Trustee of the Fund owned 6.71% of the outstanding shares of the fund.

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

			Value at the end of the
	Shares	Percent of ownership	reporting period

Class M	1,080	78.77%	$11,016

Class R	1,084	100.00	11,075

Class Y	1,094	2.25	11,192

27

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

	Market value					Market value
	at beginning					at end of
	of reporting	Purchase	Sale	Investment	Capital gain	reporting
Affiliates	period	cost	proceeds	income	distributions	period

Putnam Global
Consumer Fund	$491,198	$168,970	$95,712	$8,569	$36,896	$593,993

Putnam Global
Financials Fund	429,784	148,562	99,136	7,407	3,126	513,098

Putnam Global
Health Care Fund	230,028	90,981	43,093	6,654	21,238	278,703

Putnam Global
Industrials Fund	248,429	82,613	41,131	6,923	8,649	308,200

Putnam Global Natural
Resources Fund	423,779	141,048	68,114	13,178	—	500,587

Putnam Global
Technology Fund	292,353	86,128	54,195	4,331	10,010	349,733

Putnam Global
Telecommunications Fund	108,210	29,075	29,917	3,937	1,444	111,627

Putnam Global
Utilities Fund	98,715	24,755	23,647	1,857	—	101,631

Putnam Money
Market Fund	6,290	11,960	5,705	—	—	12,546

Totals	$2,328,786	$784,092	$460,650	$52,856	$81,363	$2,770,118

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 7: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

28

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Charles B. Curtis	Robert R. Leveille
Putnam Investment	Robert J. Darretta	Vice President and
Management, LLC	John A. Hill	Chief Compliance Officer
One Post Office Square	Paul L. Joskow
Boston, MA 02109	Elizabeth T. Kennan	Mark C. Trenchard
	Kenneth R. Leibler	Vice President and
Investment Sub-Manager	Robert E. Patterson	BSA Compliance Officer
Putnam Investments Limited	George Putnam, III
57–59 St James’s Street	Robert L. Reynolds	Robert T. Burns
London, England SW1A 1LD	W. Thomas Stephens	Vice President and
Chief Legal Officer
Investment Sub-Advisor	Officers
The Putnam Advisory	Robert L. Reynolds	James P. Pappas
Company, LLC	President	Vice President
One Post Office Square
Boston, MA 02109	Jonathan S. Horwitz	Judith Cohen
	Executive Vice President,	Vice President, Clerk and
Marketing Services	Principal Executive	Assistant Treasurer
Putnam Retail Management	Officer, Treasurer and
One Post Office Square	Compliance Liaison	Michael Higgins
Boston, MA 02109		Vice President, Senior Associate
	Steven D. Krichmar	Treasurer and Assistant Clerk
Custodian	Vice President and
State Street Bank	Principal Financial Officer	Nancy E. Florek
and Trust Company		Vice President, Assistant Clerk,
	Janet C. Smith	Assistant Treasurer and
Legal Counsel	Vice President, Assistant	Proxy Manager
Ropes & Gray LLP	Treasurer and Principal
	Accounting Officer	Susan G. Malloy
Trustees		Vice President and
Jameson A. Baxter, Chair		Assistant Treasurer
Ravi Akhoury
Barbara M. Baumann

This report is for the information of shareholders of Putnam Global Sector Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

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SA730
274568 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012